UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2006 to February 28, 2007

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value

	Common Stocks (a) — 90.3%
	Consumer Discretionary — 15.5%
35,597	Amazon.Com, Inc.*	$1,393,267
30,181	American Eagle Outfitters	937,120
22,771	Apollo Group, Inc., Class A*	1,076,841
49,473	Bed Bath & Beyond, Inc.*	1,973,478
185,465	Comcast Corp., Class A*	4,770,147
30,970	Discovery Holding Co., Class A*	497,378
27,744	EchoStar Communications Corp., Class A*	1,126,406
38,781	Expedia, Inc.*	824,484
26,059	Garmin Ltd.	1,426,991
39,826	IAC/InterActiveCorp.*	1,561,179
10,703	Lamar Advertising Co., Class A*	685,527
26,904	Liberty Global, Inc. Class A*	774,566
78,787	Liberty Media Corp. - Interactive, Class A*	1,857,010
18,021	PetSmart, Inc.	546,216
17,936	Ross Stores, Inc.	587,763
20,949	Sears Holdings Corp.*	3,776,057
198,164	Sirius Satellite Radio, Inc.*	723,299
63,167	Staples, Inc.	1,643,605
136,803	Starbucks Corp.*	4,227,213
46,307	Virgin Media, Inc.	1,213,706
14,408	Wynn Resorts Ltd.	1,412,272
41,019	XM Satellite Radio Holdings, Inc., Class A*	589,033
		33,623,558
	Consumer Staples — 1.2%
31,417	Costco Wholesale Corp.	1,755,896
17,818	Whole Foods Market, Inc.	851,166
		2,607,062
	Energy — 0.2%
20,876	Patterson-UTI Energy, Inc.	465,326

	Health Care — 12.3%
70,749	Amgen, Inc.*	4,546,331
16,325	Amylin Pharmaceuticals, Inc.*	635,206
47,693	Biogen Idec, Inc.*	2,155,247
42,923	Biomet, Inc.	1,816,930
48,746	Celgene Corp.*	2,598,162
18,975	Dentsply International, Inc.	598,471
15,721	Express Scripts, Inc.*	1,185,521
42,893	Genzyme Corp.*	2,650,787
58,936	Gilead Sciences, Inc.*	4,217,460
4,800	Intuitive Surgical, Inc.*	533,280
33,307	Medimmune, Inc.*	1,062,826
17,349	Patterson Cos., Inc.*	579,110
13,847	Sepracor, Inc.*	727,798
79,057	Teva Pharmaceutical Industries Ltd. (ADR)	2,811,267
17,087	Vertex Pharmaceuticals, Inc.*	524,400
		26,642,796
	Industrials — 4.0%
21,758	CH Robinson Worldwide, Inc.	1,108,788
25,076	Cintas Corp.	1,012,569
27,242	Expeditors International Washington, Inc.	1,221,804
18,784	Fastenal Co.	662,512
15,174	Joy Global, Inc.	672,815
17,068	Monster Worldwide, Inc.*	851,010
36,221	Paccar, Inc.	2,516,997
15,122	Ryanair Holdings plc (ADR)*	678,222
		8,724,717
	Information Technology — 55.2%
32,587	Activision, Inc.*	544,855
74,403	Adobe Systems, Inc.*	2,920,318
19,514	Akamai Technologies, Inc.*	1,006,337
66,240	Altera Corp.*	1,398,326
154,826	Apple, Inc.*	13,099,828
93,253	Applied Materials, Inc.	1,731,708
31,355	Autodesk, Inc.*	1,290,258
47,296	BEA Systems, Inc.*	564,241

See accompanying notes to schedules of portfolio investments.

55,657	Broadcom Corp., Class A*	1,897,347
37,828	Cadence Design Systems, Inc.*	754,290
10,616	CDW Corp.	659,041
30,663	Check Point Software Technologies*	692,370
10,974	Checkfree Corp.*	416,134
282,339	Cisco Systems, Inc.*	7,323,874
27,921	Citrix Systems, Inc.*	899,056
17,988	Cognizant Technology Solutions Corp., Class A*	1,622,518
108,748	Dell, Inc.*	2,484,892
135,301	eBay, Inc.*	4,337,750
40,464	Electronic Arts, Inc.*	2,040,195
28,182	Fiserv, Inc.*	1,492,519
81,930	Flextronics International Ltd.*	895,495
17,679	Google, Inc., Class A*	7,945,826
14,376	Infosys Technologies Ltd. (ADR)	780,042
262,752	Intel Corp.	5,215,627
57,161	Intuit, Inc.*	1,686,821
48,380	Juniper Networks, Inc.*	914,866
31,348	Kla-Tencor Corp.	1,621,945
19,154	Lam Research Corp.*	855,418
52,006	Linear Technology Corp.	1,726,079
23,215	Logitech International S.A. (Registered)*	607,072
72,671	Marvell Technology Group Ltd.*	1,491,209
58,472	Maxim Integrated Products, Inc.	1,914,958
23,348	Microchip Technology, Inc.	831,189
440,287	Microsoft Corp.	12,402,885
50,546	Network Appliance, Inc.*	1,954,614
45,425	Nvidia Corp.*	1,408,175
281,917	Oracle Corp.*	4,631,896
46,963	Paychex, Inc.	1,908,107
259,372	Qualcomm, Inc.	10,447,504
23,932	Research In Motion Ltd.*	3,365,078
26,982	SanDisk Corp.*	982,684
199,235	Sun Microsystems, Inc.*	1,221,311
127,647	Symantec Corp.*	2,182,764
13,142	Telefonaktiebolaget LM Ericsson (ADR)	469,958
32,758	Tellabs, Inc.*	343,304
29,813	VeriSign, Inc.*	754,269
58,043	Xilinx, Inc.	1,487,062
85,096	Yahoo!, Inc.*	2,626,063
		119,848,078
	Materials — 0.3%
16,478	Sigma-Aldrich Corp.	675,598

	Telecommunication Services — 1.6%
183,423	Level 3 Communications, Inc.*	1,205,089
12,661	Millicom International Cellular S.A.*	910,326
19,568	NII Holdings, Inc.*	1,386,197
		3,501,612
	Total Common Stock (Cost $189,802,541)	196,088,747

Principal Amount
	Repurchase Agreements — 3.6%
$2,834,450	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $2,834,865 **	$2,834,450

5,104,515	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $5,105,263 ***	5,104,515

	Total Repurchase Agreements (Cost $7,938,965)	7,938,965

	Total Investments (Cost $197,741,506) — 93.9%	204,027,712
	Other assets less liabilities — 6.1%	13,153,932
	Net Assets — 100.0%	$217,181,644

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $2,891,051. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $5,359,787. The investment in the repurchase agreement is through participation in a pooled account.

ADR	American Depositary Receipt

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,483,220
Aggregate gross unrealized depreciation	(4,446,023)
Net unrealized appreciation	$5,037,197

Federal income tax cost of investments	$198,990,515

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100® Futures Contracts	284	March - 07	$10,022,360	$(71,759)

Cash collateral in the amount of $1,101,570 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 03/27/07	$70,860,006	$229,619

Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 03/27/07	129,145,481	396,620

Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 03/27/07	27,303,696	83,890
		$710,129

See accompanying notes to schedules of portfolio investments.

Ultra Dow 30SM

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.9%
	Consumer Discretionary — 8.8%
38,641	General Motors Corp.	$1,233,421
38,641	Home Depot, Inc.	1,530,183
38,641	McDonald’s Corp.	1,689,384
38,641	Walt Disney Co. (The)	1,323,841
		5,776,829
	Consumer Staples — 14.2%
38,641	Altria Group, Inc.	3,256,664
38,641	Coca-Cola Co. (The)	1,803,762
38,641	Procter & Gamble Co.	2,453,317
38,641	Wal-Mart Stores, Inc.	1,866,360
		9,380,103
	Energy — 4.2%
38,641	Exxon Mobil Corp.	2,769,787

	Financials — 13.1%
38,641	American Express Co.	2,197,514
38,641	American International Group, Inc.	2,592,811
38,641	Citigroup, Inc.	1,947,507
38,641	JPMorgan Chase & Co.	1,908,865
		8,646,697
	Health Care — 7.8%
38,641	Johnson & Johnson	2,436,315
38,641	Merck & Co., Inc.	1,706,387
38,641	Pfizer, Inc.	964,479
		5,107,181
	Industrials — 21.9%
38,641	3M Co.	2,862,525
38,641	Boeing Co.	3,372,200
38,641	Caterpillar, Inc.	2,489,253
38,641	General Electric Co.	1,349,344
38,641	Honeywell International, Inc.	1,794,488
38,641	United Technologies Corp.	2,536,009
		14,403,819
	Information Technology — 10.6%
38,641	Hewlett-Packard Co.	1,521,683
38,641	Intel Corp.	767,024
38,641	International Business Machines Corp.	3,593,999
38,641	Microsoft Corp.	1,088,517
		6,971,223
	Materials — 4.9%
38,641	Alcoa, Inc.	1,290,996
38,641	El Du Pont de Nemours & Co.	1,961,031
		3,252,027
	Telecommunication Services — 4.4%
38,641	AT&T, Inc.	1,421,989
38,641	Verizon Communications, Inc.	1,446,332
		2,868,321
	Total Common Stock (Cost $57,003,161)	59,175,987

Principal Amount
	Repurchase Agreements — 9.3%
$2,181,276	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $2,181,596 *	2,181,276

3,928,225	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,928,801 **	3,928,225
	(Cost $6,109,501)	6,109,501

	Total Investments
	(Cost $63,112,662) — 99.2%	65,285,488
	Other assets less liabilities — 0.8%	531,607
	Net Assets — 100.0%	$65,817,095

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to schedules of portfolio investments.

collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $2,224,834. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $4,124,672. The investment in the repurchase agreement is through participation in a pooled account.

	As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation	$2,247,883
	Aggregate gross unrealized depreciation	(278,473)
	Net unrealized appreciation	$1,969,410

	Federal income tax cost of investments	$63,316,078

	Futures Contracts Purchased

	Ultra Dow 30SM had the following open long futures contracts as of February 28, 2007:

		Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
	E-Mini Dow Jones Futures Contracts	58	March-07	$3,558,880		$(29,963)

	Cash collateral in the amount of $195,331 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

	Swap Agreements

	Ultra Dow 30SM had the following open swap agreements as of February 28, 2007:

					Notional Amount	Unrealized Appreciation/ (Depreciation)
	Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 03/27/07				$14,793,602	$58,412

	Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 03/27/07				53,736,892	228,044
						$286,456

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.8%
	Consumer Discretionary — 9.6%
3,891	Amazon.Com, Inc.*	$152,294
1,764	Apollo Group, Inc., Class A*	83,420
1,879	Autonation, Inc.*	41,263
638	Autozone, Inc.*	79,935
3,561	Bed Bath & Beyond, Inc.*	142,048
5,078	Best Buy Co., Inc.	235,975
1,375	Big Lots, Inc.*	34,416
855	Black & Decker Corp.	72,051
1,155	Brunswick Corp.	37,711
5,600	Carnival Corp.	259,952
9,838	CBS Corp., Class B	298,583
1,493	Centex Corp.	69,215
1,787	Circuit City Stores, Inc.	34,007
6,217	Clear Channel Communications, Inc.	224,931
4,624	Coach, Inc.*	218,253
38,652	Comcast Corp., Class A*	994,129
1,846	Darden Restaurants, Inc.	75,612
769	Dillard’s, Inc., Class A	25,685
9,702	DIRECTV Group, Inc. (The)*	218,877
3,928	Dollar General Corp.	66,305
819	Dow Jones & Co., Inc.	29,533
3,473	DR Horton, Inc.	88,110
3,616	Eastman Kodak Co.	86,350
1,046	EW Scripps Co., Class A	47,436
1,912	Family Dollar Stores, Inc.	55,391
6,608	Federated Department Stores, Inc.	295,113
23,770	Ford Motor Co.	188,258
1,909	Fortune Brands, Inc.	153,484
2,950	Gannett Co., Inc.	180,717
6,629	Gap, Inc. (The)	127,210
7,117	General Motors Corp.	227,175
2,144	Genuine Parts Co.	104,413
2,237	Goodyear Tire & Rubber Co. (The) *	55,075
4,059	H&R Block, Inc.	88,405
3,263	Harley-Davidson, Inc.	215,032
821	Harman International Industries, Inc.	81,410
2,339	Harrah’s Entertainment, Inc.	197,622
1,998	Hasbro, Inc.	56,523
4,869	Hilton Hotels Corp.	171,876
25,686	Home Depot, Inc.	1,017,166
2,809	IAC/InterActiveCorp.*	110,113
4,272	International Game Technology	176,220
5,555	Interpublic Group of Cos., Inc.*	69,937
2,830	JC Penney Co., Inc.	229,541
2,464	Johnson Controls, Inc.	231,123
1,384	Jones Apparel Group, Inc.	45,561
988	KB Home	49,005
4,116	Kohl’s Corp.*	283,963
2,255	Leggett & Platt, Inc.	53,714
1,739	Lennar Corp., Class A	85,628
4,304	Limited Brands, Inc.	119,135
1,291	Liz Claiborne, Inc.	58,095
19,162	Lowe’s Cos., Inc.	623,915
4,232	Marriott International, Inc., Class A	202,755
4,799	Mattel, Inc.	124,822
15,561	McDonald’s Corp.	680,327
4,457	McGraw-Hill Cos., Inc. (The)	287,967
488	Meredith Corp.	28,533
1,810	New York Times Co., Class A	44,761
3,487	Newell Rubbermaid, Inc.	106,772
29,460	News Corp., Class A	663,734
2,363	Nike, Inc., Class B	246,863
2,875	Nordstrom, Inc.	152,634
3,502	Office Depot, Inc.*	116,827
940	OfficeMax, Inc.	48,786
2,150	Omnicom Group, Inc.	222,761
775	Polo Ralph Lauren Corp.	67,409
2,658	Pulte Homes, Inc.	78,570
1,706	RadioShack Corp.	42,599
1,043	Sears Holdings Corp.*	188,001
1,412	Sherwin-Williams Co. (The)	93,969
731	Snap-On, Inc.	36,623
1,022	Stanley Works (The)	56,793

See accompanying notes to schedules of portfolio investments.

9,093	Staples, Inc.	236,600
9,517	Starbucks Corp.*	294,075
2,667	Starwood Hotels & Resorts Worldwide, Inc.	175,489
10,812	Target Corp.	665,262
1,701	Tiffany & Co.	74,062
50,245	Time Warner, Inc.	1,022,486
5,729	TJX Cos., Inc.	157,547
2,403	Tribune Co.	72,162
3,173	Univision Communications, Inc., Class A*	114,228
1,127	V.F. Corp.	89,946
8,797	Viacom, Inc., Class B*	343,435
26,032	Walt Disney Co. (The)*	891,856
1,201	Wendy’s International, Inc.	38,540
987	Whirlpool Corp.	87,063
2,493	Wyndham Worldwide Corp.*	87,754
3,334	Yum! Brands, Inc.	193,172
		17,002,094
	Consumer Staples — 8.4%
26,376	Altria Group, Inc.	2,222,969
9,678	Anheuser-Busch Cos., Inc.	474,996
8,270	Archer-Daniels-Midland Co.	284,323
5,595	Avon Products, Inc.	205,113
991	Brown-Forman Corp., Class B	64,910
2,744	Campbell Soup Co.	112,038
1,914	Clorox Co.	121,271
25,665	Coca-Cola Co. (The)	1,198,042
3,487	Coca-Cola Enterprises, Inc.	70,054
6,471	Colgate-Palmolive Co.	435,887
6,413	ConAgra Foods, Inc.	161,800
2,644	Constellation Brands, Inc., Class A*	62,028
5,767	Costco Wholesale Corp.	322,318
10,366	CVS Corp.	325,596
1,682	Dean Foods Co.*	75,757
1,605	Estee Lauder Cos., Inc. (The)	76,847
4,316	General Mills, Inc.	243,250
4,145	H.J. Heinz Co.	190,131
2,186	Hershey Co. (The)	115,596
3,157	Kellogg Co.	157,597
5,768	Kimberly-Clark Corp.	392,858
9,031	Kroger Co. (The)	231,826
1,654	McCormick & Co., Inc. (Non-Voting)	63,332
572	Molson Coors Brewing Co., Class B	48,300
1,719	Pepsi Bottling Group, Inc.	53,289
20,663	PepsiCo, Inc.	1,304,868
39,879	Procter & Gamble Co.	2,531,918
2,157	Reynolds American, Inc.	131,685
5,580	Safeway, Inc.	192,901
9,399	Sara Lee Corp.	154,708
2,593	Supervalu, Inc.	95,837
7,778	Sysco Corp.	256,363
3,169	Tyson Foods, Inc., Class A	57,834
2,023	UST, Inc.	117,455
30,950	Wal-Mart Stores, Inc.	1,494,885
12,631	Walgreen Co.	564,732
1,799	Whole Foods Market, Inc.	85,938
2,764	WM Wrigley Jr. Co.	137,647
		14,836,899

See accompanying notes to schedules of portfolio investments.

	Energy — 8.7%
5,785	Anadarko Petroleum Corp.	232,731
4,144	Apache Corp.	283,988
4,033	Baker Hughes, Inc.	262,589
3,686	BJ Services Co.	98,748
5,236	Chesapeake Energy Corp.	159,646
27,431	Chevron Corp.	1,882,041
20,715	ConocoPhillips	1,355,175
2,299	Consol Energy, Inc.	82,005
5,565	Devon Energy Corp.	365,676
8,878	El Paso Corp.	127,666
1,914	ENSCO International, Inc.	95,911
3,067	EOG Resources, Inc.	207,759
73,399	Exxon Mobil Corp.	5,261,240
12,656	Halliburton Co.	390,817
3,410	Hess Corp.	180,901
1,348	Kinder Morgan, Inc.	142,564
4,425	Marathon Oil Corp.	401,525
2,352	Murphy Oil Corp.	121,881
3,768	Nabors Industries Ltd.*	112,889
2,205	National Oilwell Varco, Inc.*	153,556
1,703	Noble Corp.	119,585
10,844	Occidental Petroleum Corp.	500,776
3,319	Peabody Energy Corp.	134,088
1,386	Rowan Cos., Inc.	42,453
14,828	Schlumberger Ltd.	931,198
2,508	Smith International, Inc.	102,828
7,902	Spectra Energy Corp.	203,318
1,546	Sunoco, Inc.	99,748
3,677	Transocean, Inc.*	281,952
7,608	Valero Energy Corp.	438,601
4,276	Weatherford International Ltd.*	171,681
7,509	Williams Cos., Inc.	202,518
4,606	XTO Energy, Inc.	237,946
		15,386,000
	Financials — 19.6%
4,098	ACE Ltd.	230,144
6,225	Aflac, Inc.	293,820
7,867	Allstate Corp. (The)	472,492
1,334	AMBAC Financial Group, Inc.	116,912
15,162	American Express Co.	862,263
32,713	American International Group, Inc.	2,195,042
3,041	Ameriprise Financial, Inc.	177,777
3,900	AON Corp.	146,835
1,211	Apartment Investment & Management Co. (REIT)	71,279
2,751	Archstone-Smith Trust (REIT)	155,184
989	AvalonBay Communities, Inc. (REIT)	136,047
56,516	Bank of America Corp.	2,874,969
9,615	Bank of New York Co., Inc. (The)	390,561
6,805	BB&T Corp.	289,076
1,477	Bear Stearns Co., Inc. (The)	224,858
1,471	Boston Properties, Inc. (REIT)	176,667
5,133	Capital One Financial Corp.	395,652
2,325	CB Richard Ellis Group, Inc., Class A*	77,469
12,872	Charles Schwab Corp. (The)	237,875
441	Chicago Mercantile Exchange Holdings, Inc., Class A	237,756
5,177	Chubb Corp.	264,286
2,178	Cincinnati Financial Corp.	94,133
2,494	CIT Group, Inc.	140,836
61,837	Citigroup, Inc.	3,116,585
1,998	Comerica, Inc.	120,659
2,358	Commerce Bancorp, Inc.	78,804
1,635	Compass Bancshares, Inc.	112,831
7,327	Countrywide Financial Corp.	280,478
5,376	E*Trade Financial Corp.*	124,132
3,674	Equity Residential (REIT)	186,602
12,267	Fannie Mae	695,907
1,138	Federated Investors, Inc., Class B	40,706
7,026	Fifth Third Bancorp	283,007
1,570	First Horizon National Corp.	67,745
2,100	Franklin Resources, Inc.	246,519
8,722	Freddie Mac	559,778
5,579	Genworth Financial, Inc.	197,329
5,363	Goldman Sachs Group, Inc. (The)	1,081,181
3,987	Hartford Financial Services Group, Inc.	377,011
6,323	Hudson City Bancorp, Inc.	84,728
2,989	Huntington Bancshares, Inc.	69,195
2,493	Janus Capital Group, Inc.	52,976
43,658	JPMorgan Chase & Co.	2,156,705
5,057	Keycorp	190,851

See accompanying notes to schedules of portfolio investments.

2,842	Kimco Realty Corp. (REIT)	142,839
1,654	Legg Mason, Inc.	169,932
6,667	Lehman Brothers Holdings, Inc.	488,691
3,614	Lincoln National Corp.	246,294
5,752	Loews Corp.	249,867
976	M&T Bank Corp.	117,042
6,935	Marsh & McLennan Cos., Inc.	204,028
3,207	Marshall & Ilsley Corp.	152,429
1,694	MBIA, Inc.	112,600
5,180	Mellon Financial Corp.	224,967
11,121	Merrill Lynch & Co., Inc.	930,605
9,567	MetLife, Inc.	604,156
1,042	MGIC Investment Corp.	62,885
2,958	Moody’s Corp.	191,442
13,323	Morgan Stanley	998,159
7,947	National City Corp.	300,794
2,357	Northern Trust Corp.	142,127
2,232	Plum Creek Timber Co., Inc. (REIT)	88,521
3,694	PNC Financial Services Group, Inc.	270,807
3,398	Principal Financial Group, Inc.	206,904
9,585	Progressive Corp. (The)	219,784
3,115	Prologis (REIT)	205,995
6,000	Prudential Financial, Inc.*	545,640
1,539	Public Storage, Inc. (REIT)	155,855
2,695	Realogy Corp.*	79,718
9,178	Regions Financial Corp.	328,756
1,324	Safeco Corp.	88,337
2,786	Simon Property Group, Inc. (REIT)	314,094
5,143	SLM Corp.	219,195
4,520	Sovereign Bancorp, Inc.	114,220
4,176	State Street Corp.	273,570
4,457	SunTrust Banks, Inc.	375,770
4,091	Synovus Financial Corp.	132,426
3,317	T. Rowe Price Group, Inc.	154,440
1,230	Torchmark Corp.	78,622
8,686	Travelers Cos Inc (The)	440,901
4,310	Unum Group	92,277
22,121	US Bancorp	788,835
1,626	Vornado Realty Trust (REIT)	206,827
23,983	Wachovia Corp.	1,327,939
11,894	Washington Mutual, Inc.	512,394
42,488	Wells Fargo & Co.	1,474,334
2,274	XL Capital Ltd., Class A	161,454
1,344	Zions Bancorporation	114,751
		34,696,885
	Health Care — 11.0%
19,315	Abbott Laboratories	1,054,985
6,571	Aetna, Inc.	290,898
1,937	Allergan, Inc.	216,382
2,420	AmerisourceBergen Corp.	127,461
14,680	Amgen, Inc.*	943,337
2,306	Applera Corp.- Applied Biosystems Group	71,209
1,338	Barr Pharmaceuticals, Inc.*	70,914
676	Bausch & Lomb, Inc.	35,328
8,237	Baxter International, Inc.	411,932
3,105	Becton Dickinson & Co.	235,949
4,245	Biogen Idec, Inc.*	191,832
3,085	Biomet, Inc.	130,588
14,840	Boston Scientific Corp.*	242,040
24,750	Bristol-Myers Squibb Co.	653,152
1,297	C.R. Bard, Inc.	103,501
5,098	Cardinal Health, Inc.	357,319
5,370	Caremark Rx, Inc.	330,738
4,684	Celgene Corp.*	249,657
1,292	Cigna Corp.	184,110
2,004	Coventry Health Care, Inc.*	109,058
12,388	Eli Lilly & Co.	652,104
1,702	Express Scripts, Inc.*	128,348
3,985	Forest Laboratories, Inc.*	206,264
3,307	Genzyme Corp.*	204,373
5,786	Gilead Sciences, Inc.*	414,046
3,025	Health Management Associates, Inc., Class A	60,379
1,962	Hospira, Inc.*	75,086
2,094	Humana, Inc.*	125,305
2,496	IMS Health, Inc.	72,084
36,485	Johnson & Johnson	2,300,379
3,063	King Pharmaceuticals, Inc.*	57,125
1,582	Laboratory Corp. of America Holdings*	126,164
934	Manor Care, Inc.	50,044
3,728	McKesson Corp.	207,873

See accompanying notes to schedules of portfolio investments.

3,690	Medco Health Solutions, Inc.*	249,481
3,008	Medimmune, Inc.*	95,985
14,488	Medtronic, Inc.	729,616
27,324	Merck & Co., Inc.	1,206,628
671	Millipore Corp.*	47,990
2,665	Mylan Laboratories, Inc.	56,418
1,752	Patterson Cos., Inc.*	58,482
1,544	PerkinElmer, Inc.	36,593
90,739	Pfizer, Inc.	2,264,845
2,011	Quest Diagnostics, Inc.	102,601
18,657	Schering-Plough Corp.	438,066
4,448	St. Jude Medical, Inc.*	176,363
3,743	Stryker Corp.	232,141
5,932	Tenet Healthcare Corp.*	40,516
5,134	Thermo Fisher Scientific, Inc.*	232,416
16,953	UnitedHealth Group, Inc.	884,947
1,626	Varian Medical Systems, Inc.*	74,715
1,279	Waters Corp.*	69,399
1,291	Watson Pharmaceuticals, Inc.*	34,031
7,800	WellPoint, Inc.*	619,242
16,950	Wyeth	829,194
3,002	Zimmer Holdings, Inc.*	253,159
		19,422,792
	Industrials — 9.7%
9,265	3M Co.	686,351
3,192	Allied Waste Industries, Inc.*	40,921
2,181	American Standard Cos., Inc.	115,571
1,186	Avery Dennison Corp.	78,821
9,948	Boeing Co.	868,162
4,517	Burlington Northern Santa Fe Corp.	357,701
8,190	Caterpillar, Inc.	527,600
1,714	Cintas Corp.	69,211
1,145	Cooper Industries Ltd., Class A	105,042
5,475	CSX Corp.	206,243
660	Cummins, Inc.	88,889
2,982	Danaher Corp.	213,630
2,912	Deere & Co.	315,719
2,573	Dover Corp.	122,964
1,872	Eaton Corp.	151,651
10,096	Emerson Electric Co.	435,037
1,578	Equifax, Inc.	61,100
3,856	FedEx Corp.	440,278
1,110	Fluor Corp.	93,762
5,093	General Dynamics Corp.	389,411
129,727	General Electric Co.	4,530,067
1,574	Goodrich Corp.	77,205
10,273	Honeywell International, Inc.	477,078
5,279	Illinois Tool Works, Inc.	272,924
3,855	Ingersoll-Rand Co., Ltd., Class A	166,960
2,324	ITT Corp.	137,627
1,576	L-3 Communications Holdings, Inc.	137,270
4,480	Lockheed Martin Corp.	435,814
4,960	Masco Corp.	148,056
1,617	Monster Worldwide, Inc.*	80,624
4,992	Norfolk Southern Corp.	236,621
4,344	Northrop Grumman Corp.	312,116
3,125	Paccar, Inc.	217,156
1,538	Pall Corp.	53,184
1,484	Parker Hannifin Corp.	122,267
2,793	Pitney Bowes, Inc.	133,254
2,732	R.R. Donnelley & Sons Co.	98,844
5,596	Raytheon Co.	299,666
2,111	Robert Half International, Inc.	82,477
2,142	Rockwell Automation, Inc.	132,997
2,106	Rockwell Collins, Inc.	137,901
767	Ryder System, Inc.	39,454
9,962	Southwest Airlines Co.	150,725
1,282	Terex Corp.*	84,407
1,582	Textron, Inc.	146,003
25,031	Tyco International Ltd.	771,706
3,398	Union Pacific Corp.	335,145
13,511	United Parcel Service, Inc., Class B	948,337
12,634	United Technologies Corp.	829,169
6,734	Waste Management, Inc.	229,293
924	WW Grainger, Inc.	71,287
		17,263,698
	Information Technology — 13.4%
1,476	ADC Telecommunications, Inc.*	24,236
7,345	Adobe Systems, Inc.*	288,291
6,905	Advanced Micro Devices, Inc.*	103,989

See accompanying notes to schedules of portfolio investments.

1,248	Affiliated Computer Services, Inc., Class A*	64,859
5,142	Agilent Technologies, Inc.*	163,104
4,557	Altera Corp.*	96,198
4,303	Analog Devices, Inc.	155,984
10,704	Apple, Inc.*	905,666
17,479	Applied Materials, Inc.	324,585
2,918	Autodesk, Inc.*	120,076
6,929	Automatic Data Processing, Inc.	344,995
5,718	Avaya, Inc.*	70,217
2,584	BMC Software, Inc.*	79,742
5,903	Broadcom Corp., Class A*	201,233
5,166	CA, Inc.	134,574
1,059	Ciena Corp.*	33,327
76,428	Cisco Systems, Inc.*	1,982,542
2,274	Citrix Systems, Inc.*	73,223
1,786	Cognizant Technology Solutions Corp., Class A*	161,097
2,160	Computer Sciences Corp.*	114,329
4,083	Compuware Corp.*	37,360
1,738	Convergys Corp.*	44,701
19,683	Corning, Inc.*	406,060
28,585	Dell, Inc.*	653,167
14,559	eBay, Inc.*	466,762
3,886	Electronic Arts, Inc.*	195,932
6,505	Electronic Data Systems Corp.	182,270
27,716	EMC Corp.*	386,638
2,034	Fidelity National Information Services, Inc.	93,462
9,634	First Data Corp.	245,956
2,178	Fiserv, Inc.*	115,347
2,694	Google, Inc., Class A*	1,210,818
34,469	Hewlett-Packard Co.	1,357,389
72,563	Intel Corp.	1,440,376
18,957	International Business Machines Corp.	1,763,191
4,391	Intuit, Inc.*	129,578
2,324	Jabil Circuit, Inc.	62,097
2,654	JDS Uniphase Corp.*	43,013
7,118	Juniper Networks, Inc.*	134,601
2,504	Kla-Tencor Corp.	129,557
1,229	Lexmark International, Inc., Class A*	74,428
3,764	Linear Technology Corp.	124,927
5,045	LSI Logic Corp.*	51,156
4,032	Maxim Integrated Products, Inc.	132,048
9,497	Micron Technology, Inc.*	112,634
108,866	Microsoft Corp.	3,066,755
1,786	Molex, Inc.	52,383
30,427	Motorola, Inc.	563,508
3,631	National Semiconductor Corp.	93,026
2,246	NCR Corp.*	103,765
4,708	Network Appliance, Inc.*	182,058
4,267	Novell, Inc.*	28,248
1,552	Novellus Systems, Inc.*	49,974
4,473	Nvidia Corp.*	138,663
50,343	Oracle Corp.*	827,136
4,262	Paychex, Inc.	173,165
2,640	PMC-Sierra, Inc.*	17,820
1,984	QLogic Corp.*	34,899
20,796	Qualcomm, Inc.	837,663
1,665	Sabre Holdings Corp., Class A	53,830
2,831	SanDisk Corp.*	103,105
6,708	Sanmina-SCI Corp.*	24,887
11,511	Solectron Corp.*	37,065
44,296	Sun Microsystems, Inc.*	271,535
11,808	Symantec Corp.*	201,917
1,036	Tektronix, Inc.	29,640
5,562	Tellabs, Inc.*	58,290
2,384	Teradyne, Inc.*	38,430
18,672	Texas Instruments, Inc.	578,085
4,334	Unisys Corp.*	36,796
3,087	VeriSign, Inc.*	78,101
9,650	Western Union Co. (The)	209,116
12,150	Xerox Corp.*	209,831
4,234	Xilinx, Inc.	108,475
15,403	Yahoo!, Inc.*	475,337
		23,719,238
	Materials — 2.9%
2,774	Air Products & Chemicals, Inc.	207,551
10,911	Alcoa, Inc.	364,536
1,270	Allegheny Technologies, Inc.	130,111
717	Ashland, Inc.	47,021
1,312	Ball Corp.	60,746
1,319	Bemis Co., Inc.	43,698

See accompanying notes to schedules of portfolio investments.

12,022	Dow Chemical Co. (The)	526,564
1,033	Eastman Chemical Co.	61,071
2,247	Ecolab, Inc.	95,048
11,574	El Du Pont de Nemours & Co.	587,380
2,478	Freeport-McMoRan Copper & Gold, Inc., Class B	142,262
1,432	Hercules, Inc.*	28,869
982	International Flavors & Fragrances, Inc.	45,958
5,728	International Paper Co.	206,265
2,282	MeadWestvaco Corp.	69,487
6,834	Monsanto Co.	360,083
5,663	Newmont Mining Corp.	255,231
3,802	Nucor Corp.	231,428
1,673	Pactiv Corp.*	53,871
2,571	Phelps Dodge Corp.	321,144
2,083	PPG Industries, Inc.	137,999
4,066	Praxair, Inc.	250,831
1,788	Rohm & Haas Co.	94,514
1,013	Sealed Air Corp.	65,278
1,659	Sigma-Aldrich Corp.	68,019
1,345	Temple-Inland, Inc.	80,431
1,491	United States Steel Corp.	132,132
1,187	Vulcan Materials Co.	138,274
2,976	Weyerhaeuser Co.	255,549
		5,061,351
	Telecommunication Services — 3.3%
4,706	Alltel Corp.	285,137
78,780	AT&T, Inc.	2,899,110
1,446	CenturyTel, Inc.	64,709
4,054	Citizens Communications Co.	61,094
1,878	Embarq Corp.	103,947
20,239	Qwest Communications International, Inc.*	179,722
36,432	Sprint Nextel Corp.	702,409
36,743	Verizon Communications, Inc.	1,375,290
5,997	Windstream Corp.	90,255
		5,761,673
	Utilities — 3.2%
8,361	AES Corp. (The)*	178,256
2,083	Allegheny Energy, Inc.*	98,401
2,598	Ameren Corp.	135,693
4,977	American Electric Power Co., Inc.	223,268
3,938	Centerpoint Energy, Inc.	70,254
2,799	CMS Energy Corp.	48,843
3,235	Consolidated Edison, Inc.	157,156
2,267	Constellation Energy Group, Inc.	178,345
4,451	Dominion Resources, Inc.	380,694
2,243	DTE Energy Co.	103,851
15,804	Duke Energy Corp.	311,181
4,765	Dynegy, Inc., Class A*	39,121
4,101	Edison International	192,419
2,605	Entergy Corp.	257,113
8,442	Exelon Corp.	556,581
4,014	FirstEnergy Corp.	251,156
5,089	FPL Group, Inc.	300,607
947	Integrys Energy Group, Inc.	52,804
2,203	KeySpan Corp.	90,411
559	Nicor, Inc.	26,016
3,437	NiSource, Inc.	81,766
4,393	PG&E Corp.	203,923
1,260	Pinnacle West Capital Corp.	59,749
4,801	PPL Corp.	182,534
3,196	Progress Energy, Inc.	156,157
3,172	Public Service Enterprise Group, Inc.	237,583
1,084	Questar Corp.	91,208
3,299	Sempra Energy	198,105
9,350	Southern Co.	334,730
2,633	TECO Energy, Inc.	44,155
5,779	TXU Corp.	382,281
5,120	Xcel Energy, Inc.	120,986
		5,745,347
	Total Common Stock (Cost $151,482,861)	158,895,977

Principal Amount
Repurchase Agreements — 9.2%
$5,827,975	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $5,828,829 **	5,827,975

See accompanying notes to schedules of portfolio investments.

10,495,503	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $10,497,041 ***	10,495,503
	Total Repurchase Agreements (Cost $16,323,478)	16,323,478

	Total Investments (Cost $167,806,339) — 99.0%	175,219,455
	Other assets less liabilities — 1.0%	1,713,192
	Net Assets — 100.0%	$176,932,647

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $5,944,353. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $11,020,374. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,461,156
Aggregate gross unrealized depreciation	(1,385,002)
Net unrealized appreciation	$7,076,154

Federal income tax cost of investments	$168,143,301

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	127	March - 07	$8,940,800	$(81,604)

Cash collateral in the amount of $549,797 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	$81,170,472	$451,648

Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	103,702,246	592,083
		$1,043,731

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.0%
	Consumer Discretionary — 13.2%
2,670	99 Cents Only Stores*	$39,863
5,055	Abercrombie & Fitch Co.	395,149
6,033	Advance Auto Parts, Inc.	227,142
3,011	Aeropostale, Inc.*	110,323
11,498	American Eagle Outfitters	357,013
3,258	American Greetings Corp., Class A	76,302
4,113	AnnTaylor Stores Corp.*	145,970
4,251	Applebee’s International, Inc.	108,656
4,046	ArvinMeritor, Inc.	73,880
659	Bandag, Inc.	33,332
2,932	Barnes & Noble, Inc.	120,036
2,244	Beazer Homes USA, Inc.	88,548
5,032	Belo Corp., Class A	93,796
1,440	Blyth, Inc.	29,520
2,098	Bob Evans Farms, Inc.	75,864
3,404	Borders Group, Inc.	72,778
3,295	BorgWarner, Inc.	242,644
2,429	Boyd Gaming Corp.	113,847
7,037	Brinker International, Inc.	239,328
3,561	Callaway Golf Co.	53,771
5,431	Career Education Corp.*	160,649
6,121	Carmax, Inc.*	322,577
2,087	Catalina Marketing Corp.	65,323
1,488	CBRL Group, Inc.	69,430
7,066	Charming Shoppes, Inc.*	88,113
4,456	Cheesecake Factory (The)*	121,604
10,071	Chico’s FAS, Inc.*	225,893
5,331	Claire’s Stores, Inc.	171,338
3,467	Coldwater Creek, Inc.*	63,793
4,949	Corinthian Colleges, Inc.*	69,039
3,409	DeVry, Inc.	94,225
2,157	Dick’s Sporting Goods, Inc.*	112,897
5,877	Dollar Tree Stores, Inc.*	200,464
1,608	Entercom Communications Corp.	45,973
8,918	Foot Locker, Inc.	202,617
2,771	Furniture Brands International, Inc.	44,447
4,346	GameStop Corp., Class A*	227,817
8,204	Gentex Corp.	137,089
5,518	Hanesbrands, Inc.*	157,870
2,777	Harte-Hanks, Inc.	76,229
2,090	Hovnanian Enterprises, Inc., Class A*	64,999
2,049	International Speedway Corp., Class A	109,007
1,848	ITT Educational Services, Inc.*	147,803
2,524	John Wiley & Sons, Inc.	97,199
2,946	Laureate Education, Inc.*	175,817
3,862	Lear Corp.*	142,585
2,631	Lee Enterprises, Inc.	83,824
1,986	MDC Holdings, Inc.	101,405
1,378	Media General, Inc., Class A	56,553
1,879	Modine Manufacturing Co.	46,355
3,065	Mohawk Industries, Inc.*	268,249
3,453	NetFlix, Inc.*	77,796
6,513	O’Reilly Automotive, Inc.*	224,243
4,267	OSI Restaurant Partners, Inc.	170,680
3,978	Pacific Sunwear Of California *	71,604
3,778	Payless Shoesource, Inc.*	116,740
7,775	PetSmart, Inc.	235,660
5,443	Reader’s Digest Association, Inc. (The)	92,368
2,582	Regis Corp.	108,651
4,014	Rent-A-Center, Inc.*	113,677
8,009	Ross Stores, Inc.	262,455
3,356	Ruby Tuesday, Inc.	98,331
2,442	Ryland Group, Inc.	117,631
7,958	Saks, Inc.	153,749
1,478	Scholastic Corp.*	51,420
3,830	Scientific Games Corp. *	125,241
3,218	Sotheby’s	117,007
823	Strayer Education, Inc.	97,023
2,013	Thor Industries, Inc.	84,224
2,899	Timberland Co., Class A*	78,621
7,211	Toll Brothers, Inc.*	215,320
15	Travelcenters Of America, LLC*	545
3,466	Tupperware Brands Corp.	81,139

See accompanying notes to schedules of portfolio investments.

6,415	Urban Outfitters, Inc.*	159,220
2,738	Valassis Communications, Inc.*	45,560
326	Washington Post Co., Class B (The)	249,716
4,017	Westwood One, Inc.	27,436
6,424	Williams-Sonoma, Inc.	216,874
		10,041,876
	Consumer Staples — 2.1%
4,577	Alberto-Culver Co.	101,381
3,686	BJ’s Wholesale Club, Inc.*	118,984
3,738	Church & Dwight Co., Inc.	179,237
3,260	Energizer Holdings, Inc.*	280,099
3,486	Hansen Natural Corp.*	122,010
4,193	Hormel Foods Corp.	153,044
3,255	JM Smucker Co. (The)	161,448
1,351	Lancaster Colony Corp.	57,215
3,475	PepsiAmericas, Inc.	74,052
2,055	Ruddick Corp.	58,218
5,704	Smithfield Foods, Inc.*	166,614
1,508	Tootsie Roll Industries, Inc.	45,572
1,478	Universal Corp.	77,846
		1,595,720
	Energy — 6.6%
8,134	Arch Coal, Inc.	253,293
6,367	Cameron International Corp.*	360,945
4,748	Cimarex Energy Co.	165,753
6,876	Denbury Resources, Inc.*	198,304
3,037	Encore Acquisition Co.*	73,708
3,897	FMC Technologies, Inc.*	256,345
3,137	Forest Oil Corp.*	100,070
6,322	Frontier Oil Corp.	186,815
7,338	Grant Prideco, Inc.*	318,543
5,917	Hanover Compressor Co.*	129,878
6,025	Helmerich & Payne, Inc.	163,880
7,387	Newfield Exploration Co.*	319,266
9,958	Noble Energy, Inc.	573,282
1,699	Overseas Shipholding Group	102,925
9,105	Patterson-UTI Energy, Inc.	202,951
7,025	Pioneer Natural Resources Co.	270,111
4,397	Plains Exploration & Production Co.*	200,635
3,345	Pogo Producing Co.	159,858
9,400	Pride International, Inc.*	270,720
3,153	Quicksilver Resources, Inc.*	121,611
9,643	Southwestern Energy Co.*	376,077
3,291	Tidewater, Inc.	171,033
		4,976,003
	Financials — 15.7%
4,356	A.G. Edwards, Inc.	279,699
5,117	AMB Property Corp. (REIT)	300,777
4,014	American Financial Group, Inc.	140,490
6,617	AmeriCredit Corp.*	161,587
5,618	Arthur J. Gallagher & Co.	160,843
7,468	Associated Banc-Corp.	258,244
4,885	Astoria Financial Corp.	138,099
2,848	Bank of Hawaii Corp.	147,299
6,578	Brown & Brown, Inc.	185,171
2,971	Cathay General Bancorp	100,806
2,292	City National Corp.	165,437
8,765	Colonial BancGroup, Inc. (The)	226,400
3,421	Cullen/Frost Bankers, Inc.	185,008
6,241	Developers Diversified Realty Corp. (REIT)	409,160
7,280	Eaton Vance Corp.	252,543
3,726	Everest Re Group Ltd.	362,205
12,624	Fidelity National Financial, Inc., Class A	302,976
5,536	First American Corp.	261,022
6,344	First Niagara Financial Group, Inc.	90,085
4,587	FirstMerit Corp.	98,391
2,925	Greater Bay Bancorp	78,390
2,923	Hanover Insurance Group, Inc. (The)	137,293
6,374	HCC Insurance Holdings, Inc.	199,825
3,211	Highwoods Properties, Inc. (REIT)	141,862
2,466	Horace Mann Educators Corp.	49,912
5,231	Hospitality Properties Trust (REIT)	240,992
4,062	IndyMac Bancorp, Inc.	139,449
3,787	Investors Financial Services Corp.	221,691
5,790	Jeffries Group, Inc.	156,620
9,294	Leucadia National Corp.	263,113
5,180	Liberty Property Trust (REIT)	265,475
3,766	Longview Fibre Co. (REIT)	92,719
4,112	Macherich Co. (The) (REIT)	384,883
3,856	Mack-Cali Realty Corp. (REIT)	199,278

See accompanying notes to schedules of portfolio investments.

7,192	Mercantile Bankshares Corp.	338,599
2,037	Mercury General Corp.	108,572
5,918	New Plan Excel Realty Trust (REIT)	197,602
14,879	New York Community Bancorp, Inc.	249,075
4,510	Nuveen Investments, Inc., Class A	219,592
3,493	Ohio Casualty Corp.	104,161
13,206	Old Republic International Corp.	294,758
5,010	PMI Group, Inc. (The)	234,819
2,222	Potlatch Corp.*	100,434
4,008	Protective Life Corp.	177,995
4,618	Radian Group, Inc.	265,304
5,187	Raymond James Financial, Inc.	156,129
4,389	Rayonier, Inc. (REIT)	196,013
3,948	Regency Centers Corp. (REIT)	338,502
3,625	SEI Investments Co.	219,131
3,067	Stancorp Financial Group, Inc.	147,829
1,967	SVB Financial Group*	95,006
6,453	TCF Financial Corp.	170,617
7,716	United Dominion Realty Trust, Inc. (REIT)	251,927
2,308	Unitrin, Inc.	105,614
9,662	W.R. Berkley Corp.	314,981
4,822	Waddell & Reed Financial, Inc.	117,560
5,003	Washington Federal, Inc.	118,971
3,216	Webster Financial Corp.	158,838
4,314	Weingarten Realty Investors (REIT)	213,284
1,764	Westamerica Bancorporation	86,612
3,923	Wilmington Trust Corp.	167,238
		11,946,907
	Health Care — 9.2%
3,394	Advanced Medical Optics, Inc.*	130,805
3,887	Affymetrix, Inc.*	100,013
2,443	Apria Healthcare Group, Inc.*	77,810
3,567	Beckman Coulter, Inc.	228,859
3,492	Cephalon, Inc.*	248,211
3,718	Cerner Corp.*	193,745
3,832	Charles River Laboratories International, Inc.*	175,697
5,450	Community Health Systems, Inc.*	203,012
3,667	Covance, Inc.*	226,107
6,454	Cytyc Corp.*	195,556
8,702	Dentsply International, Inc.	274,461
3,319	Edwards Lifesciences Corp.*	167,510
2,984	Gen-Probe, Inc.*	143,292
6,678	Health Net, Inc.*	357,073
5,072	Henry Schein, Inc.*	264,606
3,522	Hillenbrand Industries, Inc.	210,616
2,117	Intuitive Surgical, Inc.*	235,199
2,754	Invitrogen Corp.*	174,190
3,285	LifePoint Hospitals, Inc.*	120,231
5,305	Lincare Holdings, Inc.*	207,160
1,842	Martek Biosciences Corp.*	41,666
3,151	Medicis Pharmaceutical Corp., Class A	114,570
17,528	Millennium Pharmaceuticals, Inc.*	189,302
6,957	Omnicare, Inc.	288,994
2,006	Par Pharmaceutical Cos., Inc.*	48,706
6,602	PDL BioPharma, Inc.*	126,032
4,352	Perrigo Co.	72,678
5,911	Pharmaceutical Product Development, Inc.	187,911
3,053	Psychiatric Solutions, Inc.*	121,998
4,357	Resmed, Inc.*	208,177
6,276	Sepracor, Inc.*	329,867
3,701	STERIS Corp.	95,856
2,255	Techne Corp.*	127,002
5,043	Triad Hospitals, Inc.*	247,359
3,111	Universal Health Services, Inc., Class B	180,002
5,326	Valeant Pharmaceuticals International	95,495
1,745	Varian, Inc.*	94,980
4,783	VCA Antech, Inc.*	175,584
1,865	Ventana Medical Systems, Inc.*	75,066
7,198	Vertex Pharmaceuticals, Inc.*	220,907
		6,976,305
	Industrials — 14.2%
5,155	Adesa, Inc.	141,763
5,222	AGCO Corp.*	189,297
5,219	Airtran Holdings, Inc.*	54,382
2,295	Alaska Air Group, Inc.*	94,095
2,448	Alexander & Baldwin, Inc.	120,980
1,888	Alliant Techsystems, Inc.*	163,406
6,065	Ametek, Inc.	207,423
5,780	Avis Budget Group, Inc.*	153,690
2,764	Brink’s Co. (The)	163,712

See accompanying notes to schedules of portfolio investments.

1,768	Carlisle Cos., Inc.	154,064
9,976	CH Robinson Worldwide, Inc.	508,377
4,570	ChoicePoint, Inc.*	177,682
2,698	Con-way, Inc.	132,472
4,046	Copart, Inc.*	119,155
2,237	Corporate Executive Board Co.	174,061
2,936	Crane Co.	111,832
2,950	Deluxe Corp.	91,067
4,022	Donaldson Co., Inc.	144,229
2,307	DRS Technologies, Inc.	122,248
3,520	Dun & Bradstreet Corp.*	310,746
12,212	Expeditors International Washington, Inc.	547,708
7,177	Fastenal Co.	253,133
2,730	Federal Signal Corp.	41,087
3,332	Flowserve Corp.*	172,997
2,937	GATX Corp.	135,572
3,855	Graco, Inc.	156,166
1,944	Granite Construction, Inc.	113,491
2,405	Harsco Corp.	206,349
3,722	Herman Miller, Inc.	143,185
2,786	HNI Corp.	139,300
3,453	Hubbell, Inc., Class B	166,780
3,386	Jacobs Engineering Group, Inc.*	305,891
5,950	JB Hunt Transport Services, Inc.	158,032
10,068	JetBlue Airways Corp.*	123,937
6,800	Joy Global, Inc.	301,512
1,220	Kelly Services, Inc., Class A	37,539
2,217	Kennametal, Inc.	135,680
2,411	Korn/Ferry International*	55,646
2,444	Lincoln Electric Holdings, Inc.	152,506
4,865	Manpower, Inc.	361,469
1,720	Mine Safety Appliances Co.	69,918
3,110	MSC Industrial Direct Co.	134,165
3,076	Navigant Consulting, Inc.*	59,582
1,927	Nordson Corp.	93,999
4,227	Oshkosh Truck Corp.	226,779
5,717	Pentair, Inc.	178,485
7,775	Precision Castparts Corp.	707,292
6,793	Quanta Services, Inc.*	157,530
6,502	Republic Services, Inc.	273,539
1,708	Rollins, Inc.	39,284
4,994	Roper Industries, Inc.	265,281
397	Sequa Corp., Class A*	48,672
3,287	SPX Corp.	229,761
2,541	Stericycle, Inc.*	197,715
3,088	Swift Transportation Co., Inc.*	95,080
2,236	Teleflex, Inc.	149,633
2,987	Thomas & Betts Corp.*	151,799
5,393	Timken Co.	154,132
4,570	Trinity Industries, Inc.	191,254
3,811	United Rentals, Inc.*	108,918
2,878	Werner Enterprises, Inc.	55,488
3,272	YRC Worldwide, Inc.*	142,267
		10,773,234
	Information Technology — 13.5%
22,725	3Com Corp.*	87,946
14,297	Activision, Inc.*	239,046
3,913	Acxiom Corp.	83,582
3,607	Adtran, Inc.	83,069
1,143	Advent Software, Inc.*	41,377
3,793	Alliance Data Systems Corp.*	226,632
5,003	Amphenol Corp., Class A	322,894
9,146	Andrew Corp.*	97,130
7,004	Arrow Electronics, Inc.*	268,393
24,542	Atmel Corp.*	135,963
7,311	Avnet, Inc.*	267,363
2,914	Avocent Corp.*	92,753
6,898	BISYS Group, Inc. (The)*	90,640
15,894	Cadence Design Systems, Inc.*	316,926
3,459	CDW Corp.	214,735
7,971	Ceridian Corp.*	260,014
5,069	Checkfree Corp.*	192,216
3,415	CommScope, Inc.*	131,375
4,421	Cree, Inc.*	77,810
2,704	CSG Systems International, Inc.*	66,681
8,245	Cypress Semiconductor Corp.*	156,655
3,752	Diebold, Inc.	177,732
3,184	DST Systems, Inc.*	224,217
2,327	Dycom Industries, Inc.*	58,175
2,323	F5 Networks, Inc.*	168,696

See accompanying notes to schedules of portfolio investments.

3,313	Fair Isaac Corp.	129,306
7,024	Fairchild Semiconductor International, Inc.*	131,419
3,269	Gartner, Inc.*	69,172
3,903	Global Payments, Inc.	150,148
7,685	Harris Corp.	377,180
1,992	Imation Corp.	82,887
7,971	Ingram Micro, Inc.*	154,877
11,382	Integrated Device Technology, Inc.*	184,616
4,136	International Rectifier Corp.*	177,517
7,910	Intersil Corp., Class A	209,219
4,471	Jack Henry & Associates, Inc.	104,890
4,985	Kemet Corp.*	38,883
8,165	Lam Research Corp.*	364,649
6,559	Lattice Semiconductor Corp.*	40,403
2,936	Macrovision Corp.*	72,431
9,139	McAfee, Inc.*	275,267
9,552	MEMC Electronic Materials, Inc.*	492,597
4,748	Mentor Graphics Corp.*	80,194
3,275	Micrel, Inc.*	38,186
12,361	Microchip Technology, Inc.	440,052
4,817	MoneyGram International, Inc.	144,799
5,870	MPS Group, Inc.*	84,058
3,262	National Instruments Corp.	87,519
2,353	Newport Corp.*	42,025
5,954	Palm, Inc.*	98,539
6,397	Parametric Technology Corp.*	121,991
2,727	Plantronics, Inc.	55,794
2,651	Plexus Corp.*	43,476
5,086	Polycom, Inc.*	162,243
7,450	Powerwave Technologies, Inc.*	39,634
11,030	RF Micro Devices, Inc.*	88,019
4,172	Semtech Corp.*	59,785
3,129	Silicon Laboratories, Inc.*	94,496
2,354	SRA International, Inc., Class A*	55,790
5,222	Sybase, Inc.*	130,498
8,085	Synopsys, Inc.*	206,814
3,121	Tech Data Corp.*	116,351
2,152	Transaction Systems Architects, Inc.*	75,966
7,863	Triquint Semiconductor, Inc.*	39,315
6,090	Utstarcom, Inc.*	56,272
5,602	Valueclick, Inc.*	148,453
10,568	Vishay Intertechnology, Inc.*	150,594
12,700	Western Digital Corp.*	243,459
4,330	Wind River Systems, Inc.*	45,032
4,035	Zebra Technologies Corp.*	159,826
		10,246,661
	Materials — 5.3%
4,471	Airgas, Inc.	184,518
2,257	Albemarle Corp.	184,736
3,204	Bowater, Inc.	77,473
3,627	Cabot Corp.	162,199
13,787	Chemtura Corp.	158,275
6,773	Commercial Metals Co.	186,528
2,396	Cytec Industries, Inc.	140,933
2,452	Ferro Corp.	51,982
2,830	Florida Rock Industries, Inc.	190,685
2,197	FMC Corp.	161,633
2,567	Glatfelter	43,562
5,973	Louisiana-Pacific Corp.	123,283
3,942	Lubrizol Corp.	204,984
12,103	Lyondell Chemical Co.	385,602
2,587	Martin Marietta Materials, Inc.	324,203
1,097	Minerals Technologies, Inc.	67,893
4,176	Olin Corp.	72,245
4,673	Packaging Corp. of America	114,489
3,678	Reliance Steel & Aluminum Co.	167,938
6,835	RPM International, Inc.	159,939
2,463	Scotts Miracle-Gro Co., Class A (The)	108,643
2,662	Sensient Technologies Corp.	65,192
5,715	Sonoco Products Co.	211,569
5,219	Steel Dynamics, Inc.	196,965
5,828	Valspar Corp.	157,997
4,171	Worthington Industries, Inc.	83,086
		3,986,552
	Telecommunication Services — 0.5%
14,164	Cincinnati Bell, Inc.*	64,729
5,966	Telephone & Data Systems, Inc.	332,247
		396,976
	Utilities — 6.7%
4,450	AGL Resources, Inc.	181,248

See accompanying notes to schedules of portfolio investments.

6,653	Alliant Energy Corp.	278,228
7,568	Aqua America, Inc.	172,475
21,455	Aquila, Inc.*	88,824
1,909	Black Hills Corp.	68,819
6,474	DPL, Inc.	195,321
5,021	Duquesne Light Holdings, Inc.	100,972
8,462	Energy East Corp.	209,096
6,919	Equitable Resources, Inc.	295,234
4,603	Great Plains Energy, Inc.	143,107
4,659	Hawaiian Electric Industries, Inc.	121,926
2,459	Idacorp, Inc.	85,672
10,363	MDU Resources Group, Inc.	273,894
4,719	National Fuel Gas Co.	197,065
8,827	Northeast Utilities	256,513
6,120	NSTAR	209,365
5,224	OGE Energy Corp.	201,699
6,316	Oneok, Inc.	263,124
10,963	Pepco Holdings, Inc.	291,835
4,321	PNM Resources, Inc.	132,050
6,670	Puget Energy, Inc.	164,549
6,675	SCANA Corp.	278,548
12,659	Sierra Pacific Resources*	219,760
4,365	Vectren Corp.	122,264
5,002	Westar Energy, Inc.	134,404
2,794	WGL Holdings, Inc.	88,067
6,700	Wisconsin Energy Corp.	321,265
		5,095,324
	Total Common Stock (Cost $60,645,406)	66,035,558

Principal Amount
	Repurchase Agreements — 9.9%
$2,669,064	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $2,669,455 **	2,669,064

4,806,673	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,807,377 ***	4,806,673
	Total Repurchase Agreements (Cost $7,475,737)	7,475,737

	Total Investments (Cost $68,121,143) — 96.9%	73,511,295
	Other assets less liabilities — 3.1%	2,389,763
	Net Assets — 100.0%	$75,901,058

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $2,722,362. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $5,047,050. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,789,383
Aggregate gross unrealized depreciation	(655,780)
Net unrealized appreciation	$5,133,603

Federal income tax cost of investments	$68,377,692

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	48	March-07	$4,021,920	$120,265

See accompanying notes to schedules of portfolio investments.

Cash collateral in the amount of $195,137 was pledged for open futures contracts as of February 28, 2007:

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	$19,323,674	$8,005

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	49,232,902	36,277

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	13,005,317	9,565
		$53,847

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.9%
	Consumer Discretionary — 14.5%
323	4Kids Entertainment, Inc.*	$6,005
1,198	Aaron Rents, Inc.	32,777
784	Advo, Inc.	25,856
725	Arbitron, Inc.	32,487
307	Arctic Cat, Inc.	5,701
358	Ashworth, Inc.*	2,871
443	Audiovox Corp.*	6,689
291	Basset Furniture Industries, Inc.	4,592
343	Blue Nile, Inc.*	13,377
644	Bright Horizons Family Solutions, Inc.*	25,812
708	Brown Shoe Co., Inc.	36,320
715	Building Material Holding Corp.	14,865
471	California Pizza Kitchen, Inc.*	15,063
776	Cato Corp. (The), Class A	16,963
820	CEC Entertainment, Inc.*	34,965
1,883	Champion Enterprises, Inc.*	14,932
575	Childrens Place Retail Stores, Inc. (The)*	31,314
937	Christopher & Banks Corp.	17,400
1,715	CKE Restaurants, Inc.	33,134
386	Coachmen Industries, Inc.	4,177
681	Coinstar, Inc.*	20,096
544	Cost Plus, Inc.*	5,843
128	CPI Corp.	6,400
827	CROCS, Inc.*	40,291
269	Deckers Outdoor Corp.*	17,539
1,132	Dress Barn, Inc.*	23,795
458	Drew Industries, Inc.*	13,190
782	Ethan Allen Interiors, Inc.	28,825
1,029	Finish Line, Class A	13,079
1,576	Fleetwood Enterprises, Inc.*	14,610
1,113	Fossil, Inc.*	29,962
986	Fred’s, Inc.	13,488
554	Genesco, Inc.*	22,160
593	Group 1 Automotive, Inc.	27,438
722	Guitar Center, Inc.*	31,631
779	Gymboree Corp.*	29,360
471	Hancock Fabrics, Inc.*	1,517
557	Haverty Furniture Cos., Inc.	8,138
782	Hibbett Sports, Inc.*	24,383
1,089	HOT Topic, Inc.*	11,609
386	Ihop Corp.	21,508
828	Jack in the Box, Inc.*	56,585
684	Jakks Pacific, Inc.*	16,765
601	Jo-Ann Stores, Inc.*	13,541
444	JOS A Bank Clothiers, Inc.*	13,684
1,215	K2, Inc.*	14,215
620	Kellwood Co.	19,549
402	Keystone Automotive Industries, Inc.*	13,286
653	K-Swiss, Inc., Class A	18,408
418	Landry’s Restaurants, Inc.	12,298
1265	La-Z-Boy, Inc.	17,406
348	Lenox Group, Inc.*	1,824
352	Libbey, Inc.	4,365
1,613	Live Nation, Inc.*	37,325
1,116	LKQ Corp.*	24,240
298	M/I Homes, Inc.	9,366
525	Marcus Corp.	11,560
461	MarineMax, Inc.*	10,511
1,303	Men’s Wearhouse, Inc.	57,697
540	Meritage Homes Corp.*	20,925
291	Midas, Inc.*	6,032
660	Monaco Coach Corp.	10,633
501	Movado Group, Inc.	14,784
677	Multimedia Games, Inc.*	7,149
116	National Presto Industries, Inc.	7,334
775	Nautilus, Inc.	13,369
117	NVR, Inc.*	79,209

See accompanying notes to schedules of portfolio investments.

575	O’Charley’s, Inc.*	12,058
376	Oxford Industries, Inc.	18,571
779	P.F. Chang’s China Bistro, Inc.*	28,661
591	Panera Bread Co., Class A*	47,698
341	Papa John’s International, Inc.*	17,452
1,340	Peet’s Coffee & Tea, Inc.*	8,644
596	Pep Boys - Manny, Moe & Jack	20,301
656	PetMed Express , Inc.*	7,539
1,368	Phillips-Van Heusen	75,021
1,430	Pinnacle Entertainment, Inc.*	46,246
963	Polaris Industries, Inc.	46,118
1,249	Pool Corp.	43,840
231	Pre-Paid Legal Services, Inc.*	9,559
2,963	Quiksilver, Inc.*	41,304
1,896	Radio One, Inc., Class D*	13,348
839	Rare Hospitality International, Inc.*	25,892
516	RC2 Corp.*	20,392
409	Red Robin Gourmet Burgers, Inc.*	16,147
283	Russ Berrie & Co., Inc.*	3,965
1,297	Select Comfort Corp.*	24,033
860	Shuffle Master, Inc.*	18,292
613	Skechers U.S.A., Inc., Class A*	21,406
167	Skyline Corp.	5,721
740	Sonic Automotive, Inc., Class A	21,756
1,714	Sonic Corp.*	37,142
1,076	Stage Stores, Inc.	23,597
471	Stamps.com, Inc.*	7,305
293	Standard Motor Products, Inc.	4,506
1,590	Standard-Pacific Corp.	40,593
695	Steak N Shake Co. (The)*	11,947
665	Stein Mart, Inc.	9,662
889	Stride Rite Corp.	14,357
452	Sturm Ruger & Co., Inc.	4,751
564	Superior Industries International	12,098
853	Tractor Supply Co.*	43,648
1,533	Triarc Cos., Inc., Class B	27,640
734	Tuesday Morning Corp.	11,553
787	Tween Brands, Inc.*	28,214
351	Unifirst Corp.	14,644
569	Universal Technical Institute, Inc.*	13,445
238	Vertrue, Inc.*	11,610
772	Winnebago Industries	25,105
581	WMS Industries, Inc.*	21,747
1,371	Wolverine World Wide, Inc.	38,045
1,197	Zale Corp.*	30,835
		2,318,630
	Consumer Staples — 3.7%
2,155	Alliance One International, Inc.*	18,124
1,243	Casey’s General Stores, Inc.	31,087
1,761	Central Garden & Pet Co. Class A*	24,689
458	Chattem, Inc.*	24,443
1,828	Corn Products International, Inc.	58,441
898	Delta & Pine Land Co.	36,764
1,273	Flowers Foods, Inc.	37,413
480	Great Atlantic & Pacific Tea Co.	15,264
960	Hain Celestial Group, Inc.*	27,850
337	J & J Snack Foods Corp.	13,376
760	Lance, Inc.	15,170
699	Longs Drug Stores Corp.	32,196
390	Mannatech, Inc.	5,788
342	Nash Finch Co.	10,280
1,391	NBTY, Inc.*	67,714
859	Performance Food Group Co.*	25,315
1,371	Playtex Products, Inc.*	18,796
657	Ralcorp Holdings, Inc.*	38,119
390	Sanderson Farms, Inc.	12,616
932	Spectrum Brands, Inc.*	8,230
768	TreeHouse Foods, Inc.*	22,157
1,047	United Natural Foods, Inc.*	31,180
223	USANA Health Sciences, Inc.*	12,950
419	WD-40 Co.	13,366
		601,328

See accompanying notes to schedules of portfolio investments.

	Energy — 5.3%
665	Atwood Oceanics, Inc.*	33,649
579	Bristow Group, Inc.*	21,220
1,180	Cabot Oil & Gas Corp.	79,721
499	CARBO Ceramics, Inc.	21,517
588	Dril-Quip, Inc.*	22,685
2,299	Helix Energy Solutions Group, Inc.*	77,177
611	Hornbeck Offshore Services, Inc.*	16,356
473	Hydril*	45,006
1,732	Input/Output, Inc.*	23,503
762	Lone Star Technologies, Inc.*	36,218
376	Lufkin Industries, Inc.	20,244
1,980	Massey Energy Co.	48,035
1,335	Oceaneering International, Inc.*	52,652
460	Penn Virginia Corp.	32,053
364	Petroleum Development Corp.*	19,063
524	SEACOR Holdings, Inc.*	50,723
1,352	St. Mary Land & Exploration Co.	48,686
689	Stone Energy Corp.*	21,152
727	Swift Energy Co.*	28,237
1,770	Tetra Technologies, Inc.*	39,347
1,140	Unit Corp.*	55,803
742	W-H Energy Services, Inc.*	31,164
698	World Fuel Services Corp.	31,480
		855,691
	Financials — 14.4%
783	Acadia Realty Trust (REIT)	21,141
445	Anchor Bancorp Wisconsin, Inc.	12,580
1,485	Bank Mutual Corp.	17,360
1,129	BankAtlantic Bancorp, Inc., Class A	14,406
786	Bankunited Financial Corp., Class A	19,194
899	Boston Private Financial Holdings, Inc.	25,936
1,517	Brookline Bancorp, Inc.	19,357
694	Cascade Bancorp	18,058
729	Cash America International, Inc.	29,605
755	Central Pacific Financial Corp.	28,456
1,133	Chittenden Corp.	34,658
1,134	Colonial Properties Trust (REIT)	52,107
737	Community Bank System, Inc.	15,764
812	Corus Bankshares, Inc.	15,071
1,063	Delphi Financial Group	41,765
676	Dime Community Bancshares	8,497
480	Downey Financial Corp.	31,459
1,508	East West Bancorp, Inc.	56,203
583	EastGroup Properties (REIT)	31,470
652	Entertainment Properties Trust (REIT)	42,706
575	Essex Property Trust, Inc. (REIT)	79,862
671	Financial Federal Corp.	18,177
1,990	First Bancorp	23,761
676	First Cash Financial Services, Inc.*	15,196
1,547	First Commonwealth Financial Corp.	19,044
796	First Financial Bancorp	12,505
321	First Indiana Corp.	7,065
1,231	First Midwest Bancorp, Inc.	46,310
761	First Republic Bank	40,790
409	FirstFed Financial Corp.*	23,395
955	Flagstar Bancorp, Inc.	13,217
580	Franklin Bank Corp.*	10,701
1,668	Fremont General Corp.	14,678
1,286	Glacier Bancorp, Inc.	31,443
1,038	Hanmi Financial Corp.	20,272
891	Hilb Rogal & Hobbs Co.	40,362
501	Independent Bank Corp.	11,182
488	Infinity Property & Casualty Corp.	22,536
1,670	Inland Real Estate Corp. (REIT)	31,914
1,074	Investment Technology Group, Inc.*	43,959
463	Irwin Financial Corp.	9,566
798	Kilroy Realty Corp. (REIT)	65,715
1,301	LaBranche & Co., Inc.*	11,280
437	LandAmerica Financial Group, Inc.	30,402
1,694	Lexington Realty Trust (REIT)	34,812
511	LTC Properties, Inc. (REIT)	13,214
688	MAF Bancorp, Inc.	30,444
990	Medical Properties Trust, Inc. (REIT)	15,206

See accompanying notes to schedules of portfolio investments.

603	Mid-America Apartment Communities, Inc. (REIT)	33,304
516	Nara Bancorp, Inc.	9,551
1,454	National Retail Properties, Inc. (REIT)	35,158
1,107	New Century Financial Corp. (REIT)	16,937
366	Parkway Properties, Inc. (REIT)	19,687
1,405	Philadelphia Consolidated Holding Co.*	64,504
458	Piper Jaffray Cos.*	29,820
392	Portfolio Recovery Associates, Inc.*	17,264
530	Presidential Life Corp.	10,823
443	PrivateBancorp, Inc.	16,223
818	ProAssurance Corp.*	42,127
847	Prosperity Bancshares, Inc.	29,450
805	Provident Bankshares Corp.	27,620
393	PS Business Parks, Inc. (REIT)	28,296
655	Rewards Network, Inc.*	3,511
499	RLI Corp.	27,974
351	Safety Insurance Group, Inc.	14,907
247	SCPIE Holdings, Inc.*	5,738
1,414	Selective Insurance Group	34,558
1,816	Senior Housing Properties Trust (REIT)	43,475
1,853	South Financial Group, Inc. (The)	49,623
496	Sovran Self Storage, Inc. (REIT)	28,877
461	Sterling Bancorp	8,607
1,748	Sterling Bancshares, Inc.	20,207
1,029	Sterling Financial Corp.	33,844
449	Stewart Information Services Corp.	18,229
1,277	Susquehanna Bancshares, Inc.	30,980
596	SWS Group, Inc.	15,711
629	TradeStation Group, Inc.*	7,435
301	Triad Guaranty, Inc.*	13,683
1,848	Trustco Bank Corp.	18,277
2,449	UCBH Holdings, Inc.	46,678
1,429	Umpqua Holdings Corp.	38,597
902	United Bancshares, Inc.	32,084
517	United Fire & Casualty Co.	17,914
1,623	Whitney Holding Corp.	51,482
381	Wilshire Bancorp, Inc.	6,492
631	Wintrust Financial Corp.	28,925
432	World Acceptance Corp.*	17,712
911	Zenith National Insurance Corp.	43,865
		2,312,950
	Health Care — 10.8%
1,176	Allscripts Healthcare Solutions, Inc.*	31,846
1,054	Alpharma, Inc., Class A	27,783
632	Amedisys, Inc.*	20,211
1,747	American Medical Systems Holdings, Inc.*	35,534
1,283	AMERIGROUP Corp.*	42,442
838	AMN Healthcare Services, Inc.*	23,296
737	Amsurg Corp.*	16,988
344	Analogic Corp.	19,247
696	Arqule, Inc.*	4,608
664	ArthroCare Corp.*	24,136
583	Biolase Technology, Inc.*	4,921
400	Biosite, Inc.*	21,248
405	Bradley Pharmaceuticals, Inc.*	7,849
659	Cambrex Corp.	15,197
1,063	Centene Corp.*	25,640
647	Chemed Corp.	29,950
689	Conmed Corp.*	18,851
1,097	Cooper Cos., Inc. (The)	50,341
536	Cross Country Healthcare, Inc.*	10,211
552	Cryolife, Inc.	4,344
533	Cyberonics, Inc.*	10,916
311	Datascope Corp.	11,134
1,078	Dendrite International, Inc.*	13,734
584	Digene Corp.*	27,612
473	Dionex Corp.*	29,146
568	DJO, Inc.*	22,254
745	Enzo Biochem, Inc.*	10,765
484	Genesis HealthCare Corp.*	30,516
672	Gentiva Health Services, Inc.*	13,265
542	Greatbatch, Inc.*	14,070
663	Haemonetics Corp.*	29,835
731	HealthExtras, Inc.*	19,372

See accompanying notes to schedules of portfolio investments.

854	Healthways, Inc.*	37,140
1,298	Hologic, Inc.*	71,455
1,666	Hooper Holmes, Inc.	6,414
361	ICU Medical, Inc.*	14,101
771	Idexx Laboratories, Inc.*	66,445
1,668	Immucor, Inc.*	49,606
486	Integra LifeSciences Holdings Corp.*	20,436
785	Invacare Corp.	14,585
731	inVentive Health, Inc.*	26,660
301	Kendle International, Inc.*	10,430
288	Kensey Nash Corp.*	8,254
512	LCA-Vision, Inc.	22,323
528	Matria Healthcare, Inc.*	13,395
1,038	Mentor Corp.	49,834
528	Meridian Bioscience, Inc.	14,182
676	Merit Medical Systems, Inc.*	9,511
1,944	MGI Pharma, Inc.*	41,252
600	Noven Pharmaceuticals, Inc.*	14,772
846	Odyssey HealthCare, Inc.*	11,489
427	Osteotech, Inc.*	3,258
990	Owens & Minor, Inc.	32,640
436	Palomar Medical Technologies, Inc.*	17,824
670	Parexel International Corp.*	22,787
1,195	Pediatrix Medical Group, Inc.*	64,649
454	PharmaNet Development Group , Inc.*	9,225
555	PolyMedica Corp.	22,977
424	Possis Medical, Inc.*	5,202
1,668	PSS World Medical, Inc.*	34,594
1,602	Regeneron Pharmaceuticals, Inc.*	31,784
424	RehabCare Group, Inc.*	6,445
1,798	Respironics, Inc.*	73,664
1,142	Savient Pharmaceuticals, Inc.*	15,463
721	Sciele Pharma, Inc.*	16,583
1,407	Sierra Health Services, Inc.*	52,284
1,103	Sunrise Senior Living, Inc.*	43,227
393	SurModics, Inc.*	14,545
815	Theragenics Corp.*	3,920
1,099	United Surgical Partners International, Inc.*	33,563
807	Viasys Healthcare, Inc.*	24,961
1,716	Viropharma, Inc.*	27,456
192	Vital Signs, Inc.	10,153
		1,736,750
	Industrials — 15.6%
905	AAR Corp.*	26,345
1,073	ABM Industries, Inc.	28,231
1,060	Acuity Brands, Inc.	58,724
596	Administaff, Inc.	21,152
718	Albany International Corp.	24,556
234	Angelica Corp.	6,433
559	AO Smith Corp.	21,617
695	Apogee Enterprises, Inc.	14,581
919	Applied Industrial Technologies, Inc.	22,047
293	Applied Signal Technology, Inc.	4,723
615	Arkansas Best Corp.	24,274
744	Armor Holdings, Inc.*	47,385
464	Astec Industries, Inc.*	17,845
506	ASV, Inc.*	7,894
945	Baldor Electric Co.	34,398
977	Barnes Group, Inc.	21,816
1,070	Belden CDT, Inc.	49,616
715	Bowne & Co., Inc.	11,104
1,328	Brady Corp., Class A	43,479
1,214	Briggs & Stratton Corp.	35,497
632	C&D Technologies, Inc.	3,520
260	Cascade Corp.	14,734
320	CDI Corp.	8,531
403	Central Parking Corp.	8,943
665	Ceradyne, Inc.*	34,314
1,257	Clarcor, Inc.	38,954
290	Consolidated Graphics, Inc.*	20,665
382	Cubic Corp.	8,060
1,082	Curtiss-Wright Corp.	37,848
406	EDO Corp.	9,760
782	EGL, Inc.*	27,534

See accompanying notes to schedules of portfolio investments.

781	EMCOR Group, Inc.*	46,907
521	EnPro Industries, Inc.*	19,793
627	Esterline Technologies Corp.*	25,657
750	Forward Air Corp.	24,465
902	Frontier Airlines Holdings, Inc.*	6,052
527	G&K Services, Inc., Class A	19,810
1,293	Gardner Denver, Inc.*	43,794
1,372	GenCorp, Inc.*	19,057
644	Griffon Corp.*	15,128
676	Healthcare Services Group	18,955
1,452	Heartland Express, Inc.	23,973
432	Heidrick & Struggles International, Inc.*	19,799
979	Hub Group, Inc., Class A*	31,005
1,321	IDEX Corp.	68,705
671	Insituform Technologies, Inc.*	17,003
1,282	Interface, Inc., Class A*	20,281
629	John H. Harland Co.	31,764
593	Kaman Corp.	13,526
1,868	Kansas City Southern*	59,851
694	Kaydon Corp.	30,099
1,304	Kirby Corp.*	47,648
1,419	Knight Transportation, Inc.	26,507
1,284	Labor Ready, Inc.*	23,587
1,401	Landstar System, Inc.	62,611
103	Lawson Products, Inc.	4,037
1,421	Lennox International, Inc.	48,769
286	Lindsay Corp.	9,821
400	Lydall, Inc.*	5,724
722	Magnetek, Inc.*	3,783
1,517	Manitowoc Co., Inc. (The)	89,048
836	Mesa Air Group, Inc.*	6,362
879	Mobile Mini, Inc.*	23,671
1,042	Moog, Inc., Class A*	39,711
911	Mueller Industries, Inc.	27,148
488	NCI Building Systems, Inc.*	27,250
689	Old Dominion Freight Line*	21,435
812	On Assignment, Inc.*	9,955
762	Regal-Beloit Corp.	34,473
413	Robbins & Myers, Inc.	16,177
457	School Specialty, Inc.*	17,051
1,982	Shaw Group, Inc. (The)*	61,006
902	Simpson Manufacturing Co., Inc.	29,964
1,575	Skywest, Inc.	40,241
1,393	Spherion Corp.*	12,356
306	Standard Register Co. (The)	4,012
306	Standex International Corp.	8,617
854	Teledyne Technologies, Inc.*	32,495
1,420	Tetra Tech, Inc.*	25,319
1,009	Toro Co.	53,023
688	Tredegar Corp.	15,349
400	Triumph Group, Inc.	21,444
745	United Stationers, Inc.*	40,975
464	Universal Forest Products, Inc.	24,049
1,279	URS Corp.*	53,168
422	Valmont Industries, Inc.	23,936
533	Viad Corp.	19,870
481	Vicor Corp.	4,493
318	Volt Information Sciences, Inc.*	10,872
767	Wabash National Corp.	12,356
1,116	Waste Connections, Inc.*	49,349
603	Watsco, Inc.	30,373
1,044	Watson Wyatt Worldwide, Inc., Class A	50,185
716	Watts Water Technologies, Inc., Class A	26,965
723	Woodward Governor Co.	30,120
		2,515,509
	Information Technology — 14.6%
642	Actel Corp.*	10,747
2,893	Adaptec, Inc.*	10,559
872	Advanced Energy Industries, Inc.*	17,562
1,811	Aeroflex, Inc.*	20,700
754	Agilysis, Inc.	15,834
596	Altiris, Inc.*	19,394
832	Anixter International, Inc.*	51,584
949	Ansys, Inc.*	48,418

See accompanying notes to schedules of portfolio investments.

860	ATMI, Inc.*	28,586
1,010	Avid Technology, Inc.*	33,734
2,495	Axcelis Technologies, Inc.*	18,164
281	Bankrate, Inc.*	11,406
292	Bel Fuse, Inc., Class B	9,283
749	Bell MicroProducts, Inc.*	5,131
1,773	Benchmark Electronics, Inc.*	38,084
428	Black Box Corp.	16,213
356	Blue Coat Systems, Inc.*	11,509
1,246	Brightpoint, Inc.*	15,039
1,856	Brooks Automation, Inc.*	28,824
590	Cabot Microelectronics Corp.*	19,311
755	CACI International, Inc., Class A*	35,107
666	Captaris, Inc.	4,136
499	Carreker Corp.*	3,982
245	Catapult Communications Corp.*	2,487
1,188	C-COR, Inc.*	16,216
967	Checkpoint Systems, Inc.*	18,915
1,339	Ciber, Inc.*	9,413
1,098	Cognex Corp.	24,079
770	Coherent, Inc.*	23,146
557	Cohu, Inc.	10,382
568	Comtech Telecommunications Corp.*	19,511
687	Concur Technologies, Inc.*	11,109
882	CTS Corp.	11,951
915	Cymer, Inc.*	38,027
783	Daktronics, Inc.	20,883
618	Digi International, Inc.*	8,263
492	Diodes, Inc.*	18,470
802	Ditech Networks, Inc.*	6,215
716	DSP Group, Inc.*	14,742
1,153	eFunds Corp.*	28,952
717	Electro Scientific Industries, Inc.*	15,430
1,424	Epicor Software Corp.*	19,167
355	EPIQ Systems, Inc.*	6,294
905	Exar Corp.*	12,172
929	Factset Research Systems, Inc.	56,539
624	FEI Co.*	20,467
1,614	Flir Systems, Inc.*	56,103
566	Gerber Scientific, Inc.*	5,966
620	Gevity HR, Inc.	12,350
1,259	Global Imaging Systems, Inc.*	25,268
1,839	Harmonic, Inc.*	16,202
639	Hutchinson Technology, Inc.*	14,454
1,441	Hyperion Solutions Corp.*	61,732
772	Infospace, Inc.*	17,602
1,191	Insight Enterprises, Inc.*	23,010
527	Inter-Tel, Inc.	12,195
521	Intevac, Inc.*	14,208
630	Itron, Inc.*	40,711
1,224	j2 Global Communications, Inc.*	29,425
722	JDA Software Group, Inc.*	10,729
1,098	Keane, Inc.*	15,065
346	Keithley Instruments, Inc.	5,242
764	Komag, Inc.*	25,968
1,672	Kopin Corp.*	6,036
785	Kronos, Inc.*	31,007
1,405	Kulicke & Soffa Industries, Inc.*	13,347
551	Littelfuse, Inc.*	20,293
448	LoJack Corp.*	8,530
671	Manhattan Associates, Inc.*	18,667
448	Mantech International Corp., Class A*	15,434
526	Mapinfo Corp.*	7,364
530	MAXIMUS, Inc.	15,974
545	Mercury Computer Systems, Inc.*	6,932
921	Methode Electronics, Inc.	9,956
974	Micros Systems, Inc.*	54,310
1,839	Microsemi Corp.*	37,258
690	MIVA, Inc.*	2,884
904	MKS Instruments, Inc.*	21,804
449	MTS Systems Corp.	16,963
1,106	Napster , Inc.*	4,302
491	Neoware, Inc.*	5,784
831	Netgear, Inc.*	22,462

See accompanying notes to schedules of portfolio investments.

621	Network Equipment Technologies, Inc.*	4,912
738	Novatel Wireless, Inc.*	9,749
497	Park Electrochemical Corp.	13,896
1,016	Paxar Corp.*	23,398
550	PC-Tel, Inc.*	5,720
644	Pericom Semiconductor Corp.*	6,517
626	Phoenix Technologies Ltd.*	3,894
420	Photon Dynamics, Inc.*	4,956
1,027	Photronics, Inc.*	15,836
420	Planar Systems, Inc.*	3,755
1,012	Progress Software Corp.*	28,387
418	Quality Systems, Inc.	17,109
638	Radiant Systems, Inc.*	7,656
536	Radisys Corp.*	8,426
434	Rogers Corp.*	21,010
613	Rudolph Technologies, Inc.*	9,992
634	Scansource, Inc.*	17,536
1,589	Secure Computing Corp.*	13,634
3,966	Skyworks Solutions, Inc.*	26,176
641	Sonic Solutions, Inc.*	9,314
486	SPSS, Inc.*	16,801
546	Standard Microsystems Corp.*	15,599
279	Startek, Inc.	2,854
338	Supertex, Inc.*	13,875
729	SYKES Enterprises, Inc.*	11,693
1,137	Symmetricom, Inc.*	9,619
624	Synaptics, Inc.*	15,313
1,787	Take-Two Interactive Software, Inc.*	31,809
769	Talx Corp.	26,169
1,003	Technitrol, Inc.	22,056
1,584	THQ, Inc.*	51,021
338	Tollgrade Communications, Inc.*	4,053
2,740	Trimble Navigation Ltd.*	72,500
571	Ultratech, Inc.*	7,560
1,614	United Online, Inc.	21,224
1,363	Varian Semiconductor Equipment Associates, Inc.*	65,138
765	Veeco Instruments, Inc.*	14,986
600	Viasat, Inc.*	20,496
1,060	WebEx Communications, Inc.*	46,036
1,101	Websense, Inc.*	25,059
706	X-Rite, Inc.	8,338
		2,345,746
	Materials — 5.2%
310	A.M. Castle & Co.	8,928
538	AMCOL International Corp.	15,252
849	AptarGroup, Inc.	55,864
594	Arch Chemicals, Inc.	18,248
496	Brush Engineered Materials, Inc.*	22,231
928	Buckeye Technologies, Inc.*	11,804
716	Caraustar Industries, Inc.*	5,635
630	Carpenter Technology Corp.	74,686
568	Century Aluminum Co.*	25,861
1,140	Chaparral Steel Co.	56,806
488	Chesapeake Corp.	7,530
1,014	Cleveland-Cliffs, Inc.	57,190
251	Deltic Timber Corp.	13,007
843	Georgia Gulf Corp.	16,169
735	Gibraltar Industries, Inc.	17,089
1,469	H.B. Fuller Co.	36,681
1,042	Headwaters, Inc.*	24,560
616	MacDermid, Inc.	21,320
313	Material Sciences Corp.*	3,371
665	Myers Industries, Inc.	11,325
364	Neenah Paper, Inc.	13,504
723	OM Group, Inc.*	36,634
1,032	Omnova Solutions, Inc.*	6,275
221	Penford Corp.	4,572
2,284	PolyOne Corp.*	15,326
402	Pope & Talbot, Inc.*	3,176
244	Quaker Chemical Corp.	5,746
910	Quanex Corp.	35,572
812	Rock-Tenn Co., Class A	26,366
563	RTI International Metals, Inc.*	48,576
647	Ryerson, Inc.	22,257

See accompanying notes to schedules of portfolio investments.

595	Schulman (A.), Inc.	12,548
381	Schweitzer-Mauduit International, Inc.	9,091
283	Steel Technologies, Inc.	8,297
591	Texas Industries, Inc.	46,813
1,016	Tronox, Inc., Class B	15,077
1,101	Wausau Paper Corp.	15,931
805	Wellman, Inc.	2,544
		831,862
	Telecommunication Services — 0.3%
520	Commonwealth Telephone Enterprises, Inc.	22,214
493	CT Communications, Inc.	11,620
1,102	General Communication, Inc., Class A*	16,343
		50,177
	Utilities — 4.5%
748	Allete, Inc.	35,029
420	American States Water Co.	15,918
2,151	Atmos Energy Corp.	67,800
1,281	Avista Corp.	29,975
283	Cascade Natural Gas Corp.	7,358
249	Central Vermont Public Service Corp.	6,227
334	CH Energy Group, Inc.	15,818
1,416	Cleco Corp.	37,099
1,150	El Paso Electric Co.*	27,071
1,782	Energen Corp.	86,391
130	Green Mountain Power Corp.	4,475
527	Laclede Group, Inc. (The)	16,442
682	New Jersey Resources Corp.	33,684
677	Northwest Natural Gas Co.	29,971
1,855	Piedmont Natural Gas Co.	46,616
721	South Jersey Industries, Inc.	24,947
2,652	Southern Union Co.	77,704
1,021	Southwest Gas Corp.	37,900
2,606	UGI Corp.	68,043
608	UIL Holdings Corp.	22,149
868	Unisource Energy Corp.	32,906
		723,523
	Total Common Stock (Cost $14,129,157)	14,292,166

Principal Amount
	Repurchase Agreements — 11.0%
$629,933	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total due to be received $630,026**	629,933

1,134,437	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $1,134,603 ***	1,134,437

	Total Repurchase Agreements (Cost $1,764,370)	1,764,370

	Total Investments (Cost $15,893,527) — 99.9%	16,056,536
	Other assets less liabilities — 0.1%	18,023
	Net Assets — 100.0%	$16,074,559

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $642,512. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $1,191,169. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,905
Aggregate gross unrealized depreciation	(359,951)
Net unrealized appreciation	$162,954

Federal income tax cost of investments	$15,893,582

Swap Agreements

Ultra SmallCap600 had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 03/27/07	$17,807,673	$8,225

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.5%
	Consumer Discretionary — 14.8%
451	1-800-FLOWERS.COM, Inc., Class A*	$3,297
852	99 Cents Only Stores*	12,720
280	A.C. Moore Arts & Crafts, Inc.*	5,482
788	Aaron Rents, Inc.	21,560
572	Advo, Inc.	18,865
982	Aeropostale, Inc.*	35,980
462	AFC Enterprises*	7,942
392	Aftermarket Technology Corp.*	8,773
372	Ambassadors Group, Inc.	11,048
129	Ambassadors International, Inc.	5,462
167	America’s Car-Mart, Inc.*	1,915
934	American Axle & Manufacturing Holdings, Inc.	22,911
961	American Greetings Corp., Class A	22,507
464	Ameristar Casinos, Inc.	15,043
1,337	Applebee’s International, Inc.	34,174
543	Arbitron, Inc.	24,332
231	Arctic Cat, Inc.	4,290
1,269	ArvinMeritor, Inc.	23,172
221	Asbury Automotive Group, Inc.	5,903
442	Audible, Inc.*	4,212
298	Audiovox Corp.*	4,500
104	Avatar Holdings, Inc.*	7,494
939	Bally Technologies, Inc.*	20,517
663	Bally Total Fitness Holding Corp.*	1,366
202	Bandag, Inc.	10,217
426	Bebe Stores, Inc.	7,830
1,636	Belo Corp., Class A	30,495
409	Big 5 Sporting Goods Corp.	9,771
2,034	Big Lots, Inc.*	50,911
283	BJ’s Restaurants, Inc.*	5,768
3,434	Blockbuster, Inc., Class A*	22,802
238	Blue Nile, Inc.*	9,282
376	Bluegreen Corp.*	4,580
464	Blyth, Inc.	9,512
646	Bob Evans Farms, Inc.	23,359
120	Bon-Ton Stores, Inc. (The)	5,882
255	Books-A-Million, Inc.	4,070
1,070	Borders Group, Inc.	22,877
470	Bright Horizons Family Solutions, Inc.*	18,838
222	Brookfield Homes Corp.	7,881
510	Brown Shoe Co., Inc.	26,163
261	Buckle, Inc. (The)	8,999
132	Buffalo Wild Wings, Inc.*	7,260
266	Build-A-Bear Workshop, Inc.*	7,049
522	Building Material Holding Corp.	10,852
577	Cabela’s, Inc.*	14,344
221	Cache, Inc.*	4,970
196	California Coastal Communities, Inc.*	3,853
356	California Pizza Kitchen, Inc.*	11,385
1,363	Callaway Golf Co.	20,581
70	Capella Education Co.*	2,290
222	Carmike Cinemas, Inc.	5,035
874	Carter’s, Inc.*	21,002
615	Casual Male Retail Group, Inc.*	7,687
831	Catalina Marketing Corp.	26,010
550	Cato Corp. (The), Class A	12,023
115	Cavco Industries, Inc.*	3,796
557	CBRL Group, Inc.	25,990
600	CEC Entertainment, Inc.*	25,584
366	Century Casinos, Inc.*	3,726
1,374	Champion Enterprises, Inc.*	10,896
306	Charlotte Russe Holding, Inc.*	8,932
2,204	Charming Shoppes, Inc.*	27,484
6,909	Charter Communications, Inc., Class A*	20,796
140	Cherokee, Inc.	6,131
407	Childrens Place Retail Stores, Inc. (The)*	22,165
439	Chipotle Mexican Grill, Inc.*	24,465

See accompanying notes to schedules of portfolio investments.

657	Christopher & Banks Corp.	12,200
157	Churchill Downs, Inc.	6,886
664	Citadel Broadcasting Corp.	6,760
114	Citi Trends, Inc.*	4,775
1,230	CKE Restaurants, Inc.	23,764
920	CKX, Inc.*	12,107
475	Coinmach Service Corp., Class A	5,277
502	Coinstar, Inc.*	14,814
237	Columbia Sportswear Co.*	15,066
141	Conn’s, Inc.*	3,569
1,105	Cooper Tire & Rubber Co.	16,288
178	Core-Mark Holding Co., Inc.*	5,481
1,552	Corinthian Colleges, Inc.*	21,650
619	Cosi, Inc. *	3,596
398	Cost Plus, Inc.*	4,275
180	Courier Corp.	6,876
813	Cox Radio, Inc., Class A*	11,756
178	CROCS, Inc.*	8,672
279	Crown Media Holdings, Inc., Class A*	1,155
789	CSK Auto Corp.*	13,642
122	CSS Industries, Inc.	4,194
615	Cumulus Media, Inc., Class A*	6,045
90	DEB Shops, Inc.	2,411
197	Deckers Outdoor Corp.*	12,844
434	dELiA*s, Inc.*	4,383
1,657	Denny’s Corp.*	7,854
1,098	DeVry, Inc.	30,349
169	Directed Electronics, Inc.*	1,485
682	Domino’s Pizza, Inc.	21,046
262	Dover Downs Gaming & Entertainment, Inc.	3,199
296	Dover Motorsports, Inc.	1,578
828	Dress Barn, Inc.*	17,405
333	Drew Industries, Inc.*	9,590
1,442	Drugstore.Com*	3,994
292	DSW, Inc., Class A*	11,695
31	DXP Enterprises, Inc.*	935
319	Educate, Inc.*	2,501
593	Emmis Communications Corp., Class A	4,874
574	Entercom Communications Corp., Class A	16,411
1,206	Entravision Communications Corp., Class A*	10,890
595	Ethan Allen Interiors, Inc.	21,932
766	Finish Line, Class A	9,736
137	Fisher Communications, Inc.*	6,242
1,149	Fleetwood Enterprises, Inc.*	10,651
780	Fossil, Inc.*	20,998
719	Fred’s, Inc.	9,836
231	FTD Group, Inc.*	4,472
201	Fuel Systems Solutions, Inc.*	4,400
812	Furniture Brands International, Inc.	13,024
292	Gaiam, Inc., Class A*	3,723
282	GateHouse Media, Inc.	5,454
732	Gaylord Entertainment Co.*	39,506
4,467	Gemstar-TV Guide International, Inc.*	18,091
420	Genesco, Inc.*	16,800
184	GenTek, Inc.*	6,328
772	Gray Television, Inc.	6,724
483	Great Wolf Resorts, Inc.*	6,458
448	Group 1 Automotive, Inc.	20,729
705	GSI Commerce, Inc.*	13,487
377	Guess?, Inc.	30,718
527	Guitar Center, Inc.*	23,088
599	Gymboree Corp.*	22,576

See accompanying notes to schedules of portfolio investments.

975	Harris Interactive, Inc.*	5,528
571	Hartmarx Corp.*	3,774
405	Haverty Furniture Cos., Inc.	5,917
577	Hibbett Sports, Inc.*	17,991
849	Home Solutions of America, Inc.*	4,992
193	Hooker Furniture Corp.	3,638
796	HOT Topic, Inc.*	8,485
898	Hovnanian Enterprises, Inc., Class A*	27,928
863	Iconix Brand Group, Inc.*	18,926
331	Ihop Corp.	18,443
646	Interactive Data Corp.	15,536
814	INVESTools, Inc.*	12,983
205	iRobot Corp.*	2,852
282	Isle of Capri Casinos, Inc.*	7,572
389	J. Crew Group, Inc.*	14,020
636	Jack in the Box, Inc.*	43,464
592	Jackson Hewitt Tax Service, Inc.	19,092
496	Jakks Pacific, Inc.*	12,157
433	Jo-Ann Stores, Inc.*	9,755
324	JOS. A. Bank Clothiers, Inc.*	9,986
788	Journal Communications, Inc., Class A	10,496
712	Journal Register Co.	5,055
466	K-Swiss, Inc., Class A	13,137
848	K2, Inc.*	9,922
461	Kellwood Co.	14,535
166	Kenneth Cole Productions, Inc., Class A	4,241
291	Keystone Automotive Industries, Inc.*	9,618
445	Kimball International, Inc., Class B	9,358
989	Krispy Kreme Doughnuts, Inc.*	10,058
931	La-Z-Boy, Inc.	12,811
412	Lakes Entertainment, Inc.*	3,671
295	Landry’s Restaurants, Inc.	8,679
612	Leapfrog Enterprises, Inc.*	6,328
1,212	Lear Corp.*	44,747
824	Lee Enterprises, Inc.	26,253
295	Levitt Corp., Class A	3,850
547	Life Time Fitness, Inc.*	26,147
203	Lifetime Brands, Inc.	3,928
498	Lin TV Corp., Class A*	6,748
81	Lincoln Educational Services Corp.*	965
285	Lithia Motors, Inc., Class A	8,396
1,149	Live Nation, Inc.*	26,588
805	LKQ Corp.*	17,485
299	Lodgenet Entertainment Corp.*	7,642
369	Lodgian, Inc.*	4,937
385	Luby’s, Inc.*	3,977
217	M/I Homes, Inc.	6,820
720	Magna Entertainment Corp., Class A*	2,945
261	Maidenform Brands, Inc.*	4,779
387	Marcus Corp.	8,522
221	Marine Products Corp.	2,051
297	MarineMax, Inc.*	6,772
455	Martha Stewart Living Omnimedia, Class A*	8,472
848	Marvel Entertainment, Inc.*	23,566
578	Matthews International Corp., Class A	23,126
215	McCormick & Schmick’s Seafood Restaurants, Inc.*	5,412
398	Media General, Inc., Class A	16,334
998	Mediacom Communications Corp., Class A*	7,984
858	Men’s Wearhouse, Inc.	37,992
407	Meritage Homes Corp.*	15,771
280	Midas, Inc.*	5,804
605	Modine Manufacturing Co.	14,925
481	Monaco Coach Corp.	7,749
187	Monarch Casino & Resort, Inc.*	4,866
213	Monro Muffler, Inc.	7,747
324	Morgans Hotel Group Co.*	5,657
253	Morningstar, Inc.*	12,961
180	Morton’s Restaurant Group, Inc.*	3,384
319	Movado Group, Inc.	9,414
408	MTR Gaming Group, Inc.*	5,341
488	Multimedia Games, Inc.*	5,153
85	National Presto Industries, Inc.	5,374
590	Nautilus, Inc.	10,177
811	NetFlix, Inc.*	18,272

See accompanying notes to schedules of portfolio investments.

385	New York & Co., Inc.*	5,571
206	Noble International Ltd.	3,887
416	O’Charley’s, Inc.*	8,724
448	Oakley, Inc.	9,399
84	Orleans Homebuilders, Inc.	1,240
236	Outdoor Channel Holdings, Inc.*	2,575
202	Overstock.com, Inc.*	3,674
273	Oxford Industries, Inc.	13,483
1,311	Pacific Sunwear Of California *	23,598
173	Palm Harbor Homes, Inc.*	2,258
438	Papa John’s International, Inc.*	12,934
1,199	Payless Shoesource, Inc.*	37,049
249	Peet’s Coffee & Tea, Inc.*	6,312
977	PEP Boys - Manny, Moe & Jack	14,802
196	Perry Ellis International, Inc.*	5,988
338	PetMed Express, Inc.*	4,276
478	PF Chang’s China Bistro, Inc.*	20,884
994	Phillips-Van Heusen	54,511
1,568	Pier 1 Imports, Inc.	10,647
863	Pinnacle Entertainment, Inc.*	27,909
383	Playboy Enterprises, Inc., Class B*	3,960
704	Polaris Industries, Inc.	33,715
173	Pre-Paid Legal Services, Inc.*	7,159
420	Priceline.com, Inc.*	22,012
3,575	Primedia, Inc.*	8,830
454	Private Media Group Ltd.*	1,457
614	Progressive Gaming International Corp.*	4,943
457	ProQuest Co.*	4,995
941	Quantum Fuel Systems Technologies Worldwide, Inc.*	1,355
2,197	Quiksilver, Inc.*	30,626
1,378	Radio One, Inc., Class D*	9,701
610	Rare Hospitality International, Inc.*	18,825
366	Raser Technologies, Inc.*	1,856
375	RC2 Corp.*	14,820
525	RCN Corp.*	14,359
1,735	Reader’s Digest Association, Inc. (The)	29,443
298	Red Robin Gourmet Burgers, Inc.*	11,765
823	Regis Corp.	34,632
1,251	Rent-A-Center, Inc.*	35,428
532	Restoration Hardware, Inc.*	3,554
381	Retail Ventures, Inc.*	7,753
198	Riviera Holdings Corp.*	3,990
1,063	Ruby Tuesday, Inc.	31,146
212	Russ Berrie & Co., Inc.*	2,970
314	Ruth’s Chris Steak House*	6,777
179	Salem Communications Holding Corp., Class A	2,143
185	Sauer-Danfoss, Inc.	6,834
632	Scholastic Corp.*	21,987
363	Sealy Corp.	6,262
970	Select Comfort Corp.*	17,974
86	Shiloh Industries, Inc.	1,020
151	Shoe Carnival, Inc.*	4,559
626	Shuffle Master, Inc.*	13,315
47	Shutterfly, Inc.*	776
820	Sinclair Broadcast Group, Inc., Class A	11,718
1,281	Six Flags, Inc.*	7,929
194	Skechers U.S.A., Inc., Class A*	6,774
123	Skyline Corp.	4,214
525	Smith & Wesson Holding Corp.*	6,520
543	Sonic Automotive, Inc., Class A	15,964
1,252	Sonic Corp.*	27,131
1,147	Sotheby’s	41,705
612	Source Interlink Cos., Inc.*	4,413
803	Spanish Broadcasting System, Class A*	3,622
276	Speedway Motorsports, Inc.	10,314
784	Stage Stores, Inc.	17,193
336	Stamps.com, Inc.*	5,211
201	Stanley Furniture Co., Inc.	4,323
507	Steak n Shake Co. (The)*	8,715
472	Stein Mart, Inc.	6,858
132	Steinway Musical Instruments	4,231
375	Steven Madden Ltd.	11,085
1,892	Stewart Enterprises, Inc., Class A	14,966
258	Strayer Education, Inc.	30,416

See accompanying notes to schedules of portfolio investments.

661	Stride Rite Corp.	10,675
1,189	Sun-Times Media Group, Inc.	4,744
414	Superior Industries International	8,880
118	Syms Corp.*	2,266
174	Systemax, Inc.*	4,620
405	Talbots, Inc.	10,222
244	Tarragon Corp.	3,201
354	Technical Olympic USA, Inc.	3,190
903	Tempur-Pedic International, Inc.	22,476
814	Tenneco, Inc.*	19,780
939	Texas Roadhouse, Inc., Class A*	13,756
901	Timberland Co., Class A*	24,435
1,530	Tivo, Inc.*	8,981
161	Town Sports International Holdings, Inc.*	3,162
1,108	Triarc Cos., Inc., Class B	19,977
237	True Religion Apparel, Inc.*	4,024
557	Trump Entertainment Resorts, Inc.*	9,798
539	Tuesday Morning Corp.	8,484
1,092	Tupperware Brands Corp.	25,564
605	Tween Brands, Inc.*	21,689
374	Under Armour, Inc., Class A*	17,185
173	Unifirst Corp.	7,218
248	Universal Electronics, Inc.*	6,478
413	Universal Technical Institute, Inc.*	9,759
546	Vail Resorts, Inc.*	28,370
860	Valassis Communications, Inc.*	14,310
24	Value Line, Inc.	1,068
549	Valuevision Media, Inc., Class A*^	6,868
136	Vertrue, Inc.*	6,634
2,305	Visteon Corp.*	19,662
236	Volcom, Inc.*	8,609
847	Warnaco Group, Inc. (The)*	22,124
602	WCI Communities, Inc.*	12,534
258	West Marine, Inc.*	4,324
1,264	Westwood One, Inc.	8,633
1,402	Wet Seal, Inc. (The), Class A*	8,426
124	Weyco Group, Inc.	3,174
586	Winnebago Industries	19,057
486	WMS Industries, Inc.*	18,191
1,004	Wolverine World Wide, Inc.	27,861
385	World Wrestling Entertainment, Inc.	6,129
355	Xerium Technologies, Inc.	3,625
862	Zale Corp.*	22,205
259	Zumiez, Inc.*	8,809
		3,929,395
	Consumer Staples — 2.9%
69	Alico, Inc.	3,282
1,711	Alliance One International, Inc.*	14,389
804	American Oriental Bioengineering, Inc.*	8,844
255	Andersons, Inc. (The)	10,730
24	Arden Group, Inc.	2,946
169	Boston Beer Co., Inc., Class A*	5,541
907	Casey’s General Stores, Inc.	22,684
572	Central European Distribution Corp.*	15,547
1,162	Central Garden & Pet Co., Class A*	16,291
314	Chattem, Inc.*	16,758
758	Chiquita Brands International, Inc.	10,991
84	Coca-Cola Bottling Co. Consolidated	4,916
1,456	Darling International, Inc.*	8,008
640	Delta & Pine Land Co.	26,202
282	Diamond Foods, Inc.	4,709
468	Elizabeth Arden, Inc.*	10,193
121	Farmer Bros. Co.	2,574
931	Flowers Foods, Inc.	27,362
347	Great Atlantic & Pacific Tea Co.	11,035
85	Green Mountain Coffee Roasters, Inc.*	4,768
559	Hain Celestial Group, Inc.*	16,217
203	Imperial Sugar Co.	6,267
211	Ingles Markets, Inc., Class A	8,056
83	Inter Parfums, Inc.	1,603
247	J & J Snack Foods Corp.	9,803
455	Jones Soda Co.*	5,601
436	Lancaster Colony Corp.	18,465
546	Lance, Inc.	10,898

See accompanying notes to schedules of portfolio investments.

573	Longs Drug Stores Corp.	26,392
295	Mannatech, Inc.	4,378
64	Maui Land & Pineapple Co., Inc.*	1,968
209	Medifast, Inc.*	1,781
172	MGP Ingredients, Inc.	3,412
241	Nash Finch Co.	7,244
148	National Beverage Corp.*	1,930
994	NBTY, Inc.*	48,388
1,037	Nu Skin Enterprises, Inc., Class A	17,598
408	Pantry, Inc. (The)*	19,237
216	Parlux Fragrances, Inc.*	1,296
937	Pathmark Stores, Inc.*	10,710
623	Performance Food Group Co.*	18,360
135	Physicians Formula Holdings, Inc.*	2,731
729	Pilgrim’s Pride Corp.	22,337
1,006	Playtex Products, Inc.*	13,792
249	Premium Standard Farms, Inc.	5,177
599	Prestige Brands Holdings, Inc.*	6,865
144	Pricesmart, Inc.*	2,094
477	Ralcorp Holdings, Inc.*	27,676
300	Reddy Ice Holdings, Inc.	8,094
3,473	Revlon, Inc., Class A*	4,376
716	Ruddick Corp.	20,284
306	Sanderson Farms, Inc.	9,899
7	Seaboard Corp.	15,050
250	Smart & Final, Inc.*	5,362
379	Spartan Stores, Inc.	8,941
665	Spectrum Brands, Inc.*	5,872
134	Susser Holdings Corp.*	2,415
63	Tiens Biotech Group USA, Inc.*	277
640	Tootsie Roll Industries, Inc.	19,341
622	Topps Co., Inc. (The)	5,697
560	TreeHouse Foods, Inc.*	16,156
760	United Natural Foods, Inc.*	22,633
463	Universal Corp.	24,386
169	USANA Health Sciences, Inc.*	9,814
710	Vector Group Ltd.	12,950
29	Village Super Market, Class A	2,258
302	WD-40 Co.	9,634
172	Weis Markets, Inc.	7,481
520	Wild Oats Markets, Inc.*	9,563
		768,529
	Energy — 4.4%
486	Allis-Chalmers Energy, Inc.*	7,975
217	Alon USA Energy, Inc.	6,109
931	Alpha Natural Resources, Inc.*	13,434
211	Arena Resources , Inc.	9,529
312	Atlas America, Inc.*	16,664
363	ATP Oil & Gas Corp.*	14,956
486	Atwood Oceanics, Inc.*	24,592
1,513	Aurora Oil & Gas Corp.*	3,722
545	Aventine Renewable Energy Holdings, Inc.*	8,709
255	Basic Energy Services, Inc.*	5,806
635	Berry Petroleum Co., Class A	19,228
512	Bill Barrett Corp.*	15,063
303	Bois d’Arc Energy, Inc.*	4,124
819	Brigham Exploration Co.*	4,849
421	Bristow Group, Inc.*	15,430
245	Bronco Drilling Co., Inc.*	3,680
366	Callon Petroleum Co.*	4,875
361	CARBO Ceramics, Inc.	15,566
400	Carrizo Oil & Gas, Inc.*	12,312
96	Clayton Williams Energy, Inc.*	2,950
469	Complete Production Services, Inc.*	9,010
774	Comstock Resources, Inc.*	20,782
571	Crosstex Energy, Inc.	18,529
135	Dawson Geophysical Co.*	5,685
185	Delek U.S. Holdings, Inc.	3,064
953	Delta Petroleum Corp.*	19,060
399	Dril-Quip, Inc.*	15,393
312	Edge Petroleum Corp.*	3,922
951	Encore Acquisition Co.*	23,081
690	Energy Partners Ltd.*	14,973
291	ENGlobal Corp.*	1,769

See accompanying notes to schedules of portfolio investments.

1,278	Evergreen Energy, Inc.*	10,032
936	EXCO Resources, Inc.*	16,305
525	Exploration Co. of Delaware, Inc. (The)*	5,985
1,323	Gasco Energy, Inc.*	2,752
539	GeoGlobal Resources, Inc.*	3,347
184	GeoMet, Inc.*	1,516
263	Giant Industries, Inc.*	19,867
145	GMX Resources, Inc.*	4,705
257	Goodrich Petroleum Corp.*	8,792
3,502	Grey Wolf, Inc.*	23,428
218	Gulf Island Fabrication, Inc.	7,469
316	Gulfmark Offshore, Inc.*	12,501
231	Gulfport Energy Corp.*	2,749
1,841	Hanover Compressor Co.*	40,410
669	Harvest Natural Resources, Inc.*	6,322
365	Hercules Offshore, Inc.*	9,720
443	Hornbeck Offshore Services, Inc.*	11,859
524	Houston Exploration Co.*	27,468
302	Hydril*	28,735
1,269	Input/Output, Inc.*	17,220
2,045	International Coal Group, Inc.*	10,450
300	James River Coal Co. *	2,226
554	Lone Star Technologies, Inc.*	26,332
267	Lufkin Industries, Inc.	14,375
1,318	Mariner Energy, Inc.*	24,383
112	Markwest Hydrocarbon, Inc.	7,018
414	Matrix Service Co.*	7,423
439	McMoRan Exploration Co.*	5,615
1,565	Meridian Resource Corp.*	4,038
282	Metretek Technologies, Inc.*	3,429
263	NATCO Group, Inc.*	9,113
1,610	Newpark Resources*	9,821
313	NGP Capital Resources Co.	4,833
891	Oil States International, Inc.*	26,151
495	Pacific Ethanol, Inc.*	8,207
675	Parallel Petroleum Corp.*	12,926
1,947	Parker Drilling Co.*	16,686
335	Penn Virginia Corp.	23,343
2,562	PetroHawk Energy Corp.*	30,667
260	Petroleum Development Corp.*	13,616
737	Petroquest Energy, Inc.*	8,483
247	PHI, Inc. (Non-Voting)*	6,911
745	Pioneer Drilling Co.*	8,985
14	PrimeEnergy Corp.*	770
352	Quest Resource Corp.*	2,964
376	RAM Energy Resources, Inc.*	1,579
2,489	Rentech, Inc.*	8,512
911	Rosetta Resources, Inc.*	16,735
576	RPC, Inc.	8,611
492	Stone Energy Corp.*	15,104
627	Sulphco, Inc.*	2,006
233	Superior Well Services, Inc.*	5,284
525	Swift Energy Co.*	20,391
709	Syntroleum Corp.*	2,240
26	T-3 Energy Services, Inc.*	552
218	Toreador Resources Corp.*	5,234
1,313	Transmeridian Exploration, Inc.*	5,265
213	Trico Marine Services, Inc.*	7,762
242	Union Drilling, Inc.*	2,940
543	Universal Compression Holdings, Inc.*	36,354
1,565	USEC, Inc.*	22,192
1,037	Vaalco Energy, Inc.*	6,668
225	Venoco, Inc.*	3,420
329	VeraSun Energy Corp.*	5,702
530	W-H Energy Services, Inc.*	22,260
960	Warren Resources, Inc.*	10,762
418	Western Refining, Inc.	12,084
128	Westmoreland Coal Co.*	2,858
665	Whiting Petroleum Corp.*	25,742
496	World Fuel Services Corp.	22,370
		1,167,415
	Financials — 19.8%
229	1st Source Corp.	6,025
587	21st Century Insurance Group	12,426

See accompanying notes to schedules of portfolio investments.

125	Abington Community Bancorp, Inc.	2,426
125	ACA Capital Holdings, Inc.*	1,876
572	Acadia Realty Trust (REIT)	15,444
384	Accredited Home Lenders Holding Co.*	8,632
1,216	Advance America Cash Advance Centers, Inc.	16,574
348	Advanta Corp., Class B	14,536
135	Affirmative Insurance Holdings, Inc.	2,180
764	Affordable Residential Communities, Inc.*	9,069
139	Agree Realty Corp. (REIT)	4,704
297	Alabama National Bancorporation	21,544
36	Alexander’s, Inc. (REIT)*	14,733
524	Alexandria Real Estate Equities, Inc. (REIT)	55,120
586	Alfa Corp.	10,671
394	Amcore Financial, Inc.	12,888
412	American Campus Communities, Inc. (REIT)	12,463
1,002	American Equity Investment Life Holding Co.	13,287
2,333	American Financial Realty Trust (REIT)	25,896
794	American Home Mortgage Investment Corp. (REIT)	21,716
175	American Physicians Capital, Inc.*	6,489
203	AmericanWest Bancorp	4,352
233	Ameris Bancorp	5,706
461	Amtrust Financial Services, Inc.	4,979
352	Anchor Bancorp Wisconsin, Inc.	9,951
1,028	Anthracite Capital, Inc. (REIT)	12,860
817	Anworth Mortgage Asset Corp. (REIT)	7,263
1,462	Apollo Investment Corp.	33,158
215	Arbor Realty Trust, Inc. (REIT)	6,620
933	Ares Capital Corp.	18,865
563	Argonaut Group, Inc.*	19,823
192	Arrow Financial Corp.	4,301
1,082	Ashford Hospitality Trust, Inc. (REIT)	13,417
285	Asset Acceptance Capital Corp.*	4,204
211	Asta Funding, Inc.	6,980
146	Baldwin & Lyons, Inc.	3,602
126	Bancfirst Corp.	5,923
191	Bancorp, Inc.*	4,704
176	BancTrust Financial Group, Inc.	3,905
1,096	Bank Mutual Corp.	12,812
290	Bank of Granite Corp.	5,211
213	Bank of the Ozarks, Inc.	6,401
850	BankAtlantic Bancorp, Inc., Class A	10,846
441	BankFinancial Corp.	7,700
563	Bankunited Financial Corp., Class A	13,748
219	Banner Corp.	9,135
155	Berkshire Hills Bancorp, Inc.	5,358
293	BFC Financial Corp.*	1,711
1,175	BioMed Realty Trust, Inc. (REIT)	32,841
635	Boston Private Financial Holdings, Inc.	18,320
275	Bristol West Holdings, Inc.	4,469
1,109	Brookline Bancorp, Inc.	14,151
186	Cadence Financial Corp.	3,845
418	Calamos Asset Management, Inc.	10,876
119	Camden National Corp.	5,281
235	Capital City Bank Group, Inc.	7,865
171	Capital Corp. of the West	4,884
598	Capital Lease Funding, Inc. (REIT)	6,345
49	Capital Southwest Corp.	6,749
201	Capital Trust, Inc.,Class A (REIT)	9,246
242	Capitol Bancorp Ltd.	9,741
438	Cardinal Financial Corp.	4,450
506	Cascade Bancorp	13,166
533	Cash America International, Inc.	21,645
928	Cathay General Bancorp	31,487
179	CBRE Realty Finance, Inc.	2,341
775	Cedar Shopping Centers, Inc. (REIT)	12,439
1,063	Centennial Bank Holdings, Inc.*	9,046
220	Center Financial Corp.	4,750
162	Centersate Banks of Florida, Inc.	2,999
549	Central Pacific Financial Corp.	20,692
938	CharterMac	17,888
452	Chemical Financial Corp.	13,108
843	Chittenden Corp.	25,787
1,358	Citizens Banking Corp.	30,827
152	Citizens First Bancorp, Inc.	3,820

See accompanying notes to schedules of portfolio investments.

233	City Bank	7,309
320	City Holding Co.	12,589
316	Clark, Inc.	5,429
155	Clayton Holdings, Inc.*	3,438
240	Clifton Savings Bancorp, Inc.	2,834
288	CNA Surety Corp.*	5,685
302	Coastal Financial Corp.	4,862
266	CoBiz, Inc.	5,448
247	Cohen & Steers, Inc.	10,332
178	Columbia Bancorp	4,277
288	Columbia Banking System, Inc.	9,711
979	Commerce Group, Inc.	28,068
155	Community Bancorp*	4,816
538	Community Bank System, Inc.	11,508
429	Community Banks, Inc.	10,768
271	Community Trust Bancorp, Inc.	9,675
236	Compass Diversified Trust	4,052
373	CompuCredit Corp.*	11,582
102	Consolidated-Tomoka Land Co.	7,815
601	Corporate Office Properties Trust SBI MD (REIT)	30,663
703	Corus Bankshares, Inc.	13,048
689	Cousins Properties, Inc. (REIT)	23,660
421	Crawford & Co., Class B	2,497
160	Credit Acceptance Corp.*	3,918
1,419	Crescent Real Estate EQT Co. (REIT)	28,224
135	Crystal River Capital, Inc. (REIT)	3,441
1,208	CVB Financial Corp.	14,822
94	Darwin Professional Underwriters, Inc.*	2,257
930	Deerfield Triarc Capital Corp. (REIT)	14,322
746	Delphi Financial Group	29,310
1,562	DiamondRock Hospitality Co. (REIT)	28,257
455	Digital Realty Trust, Inc. (REIT)	18,036
450	Dime Community Bancshares	5,657
266	Direct General Corp.	5,527
222	Dollar Financial Corp.*	5,688
234	Donegal Group, Inc.	4,015
1,617	Doral Financial Corp.*	3,509
379	Downey Financial Corp.	24,840
426	EastGroup Properties, Inc. (REIT)	22,996
476	Education Realty Trust, Inc. (REIT)	7,040
103	eHealth, Inc.*	2,577
106	EMC Insurance Group, Inc.	2,890
170	Enterprise Financial Services Corp.	4,899
476	Entertainment Properties Trust (REIT)	31,178
982	Equity Inns, Inc. (REIT)	15,221
350	Equity Lifestyle Properties, Inc. (REIT)	19,688
687	Equity One, Inc. (REIT)	18,425
1,036	Extra Space Storage, Inc. (REIT)	19,725
638	Ezcorp, Inc., Class A*	9,474
127	Farmers Capital Bank Corp.	3,905
245	FBL Financial Group, Inc., Class A	9,538
200	Federal Agricultural Mortgage Corp.	5,120
1,097	FelCor Lodging Trust, Inc. (REIT)	25,867
874	Fieldstone Investment Corp. (REIT)	4,300
487	Financial Federal Corp.	13,193
301	First Acceptance Corp.*	3,073
213	First Bancorp/North Carolina	4,731
1,263	First Bancorp/Puerto Rico	15,080
274	First Busey Corp.	5,981
502	First Cash Financial Services, Inc.*	11,285
618	First Charter Corp.	14,900
1,272	First Commonwealth Financial Corp.	15,658
414	First Community Bancorp, Inc.	22,472
180	First Community Bancshares, Inc.	6,824
604	First Financial Bancorp	9,489
373	First Financial Bankshares, Inc.	15,640
240	First Financial Corp.	7,447
217	First Financial Holdings, Inc.	7,519
229	First Indiana Corp.	5,040
806	First Industrial Realty Trust, Inc. (REIT)	37,439
332	First Merchants Corp.	8,177
201	First Mercury Financial Corp.*	4,541
899	First Midwest Bancorp, Inc.	33,820
2,002	First Niagara Financial Group, Inc.	28,428

See accompanying notes to schedules of portfolio investments.

313	First Place Financial Corp.	6,548
432	First Potomac Realty Trust (REIT)	12,938
147	First Regional Bancorp*	4,625
457	First Republic Bank	24,495
147	First South Bancorp, Inc.	4,081
367	First State Bancorporation	8,191
299	FirstFed Financial Corp.*	17,103
1,436	FirstMerit Corp.	30,802
731	Flagstar Bancorp, Inc.	10,117
345	Flushing Financial Corp.	5,606
1,087	FNB Corp./Pennsylvania	18,653
132	FNB Corp./Virginia	4,772
188	Fpic Insurance Group, Inc.*	8,321
422	Franklin Bank Corp.*	7,786
1,052	Franklin Street Properties Corp. (REIT)	20,198
1,185	Fremont General Corp.	10,428
2,645	Friedman Billings Ramsey Group, Inc., Class A (REIT)	17,933
716	Frontier Financial Corp.	18,731
102	GAMCO Investors, Inc.	3,979
253	GB&T Bancshares, Inc.	4,865
316	Getty Realty Corp. (REIT)	9,376
215	GFI Group, Inc.*	13,246
940	Glacier Bancorp, Inc.	22,983
222	Gladstone Capital Corp.	4,897
236	Gladstone Investment Corp.	3,469
660	Glimcher Realty Trust (REIT)	18,355
715	GMH Communities Trust (REIT)	7,643
336	Gramercy Capital Corp. (REIT)	10,806
158	Great American Financial Resources, Inc.	3,956
189	Great Southern Bancorp, Inc.	5,513
907	Greater Bay Bancorp	24,308
156	Greene County Bancshares, Inc.	5,313
318	Greenhill & Co., Inc.	21,427
486	Hancock Holding Co.	21,661
732	Hanmi Financial Corp.	14,296
248	Harleysville Group, Inc.	8,062
521	Harleysville National Corp.	9,383
374	Harris & Harris Group, Inc.*	4,488
861	Healthcare Realty Trust, Inc. (REIT)	33,355
261	Heartland Financial USA, Inc.	6,763
213	Heritage Commerce Corp.	5,380
569	Hersha Hospitality Trust (REIT)	6,344
1,076	Highland Hospitality Corp. (REIT)	17,657
974	Highwoods Properties, Inc. (REIT)	43,031
652	Hilb, Rogal & Hobbs Co.	29,536
205	Home Bancshares, Inc.	4,682
111	Home Federal Bancorp, Inc.	1,713
622	Home Properties, Inc. (REIT)	36,437
1,020	HomeBanc Corp. (REIT)	2,836
775	Horace Mann Educators Corp.	15,686
223	Horizon Financial Corp.	4,890
244	Housevalues, Inc.*	1,242
175	IBERIABANK Corp.	9,455
1,371	IMPAC Mortgage Holdings, Inc. (REIT)	9,021
91	Independence Holding Co.	1,952
272	Independent Bank Corp./Massachusetts	8,462
413	Independent Bank Corp./Michigan	9,218
373	Infinity Property & Casualty Corp.	17,224
1,217	Inland Real Estate Corp. (REIT)	23,257
778	Innkeepers USA Trust (REIT)	12,993
315	Integra Bank Corp.	7,576
838	International Bancshares Corp.	24,453
685	International Securities Exchange Holdings, Inc.	31,681
88	Intervest Bancshares Corp.*	2,472
957	Investors Bancorp, Inc.*	14,451
838	Investors Real Estate Trust (REIT)	8,422
364	Irwin Financial Corp.	7,520
100	ITLA Capital Corp.	5,162
165	James River Group, Inc.*	4,663
462	JER Investors Trust, Inc. (REIT)	8,787
72	Kansas City Life Insurance Co.	3,247
122	KBW, Inc.*	4,263
393	Kearny Financial Corp.	5,801
514	Kite Realty Group Trust (REIT)	10,414

See accompanying notes to schedules of portfolio investments.

1,448	KKR Financial Corp. (REIT)	40,008
522	KNBT Bancorp, Inc.	7,893
1,880	Knight Capital Group, Inc., Class A*	29,723
955	LaBranche & Co., Inc.*	8,280
343	Lakeland Bancorp, Inc.	4,829
218	Lakeland Financial Corp.	5,049
321	LandAmerica Financial Group, Inc.	22,332
720	LaSalle Hotel Properties (REIT)	31,990
1,231	Lexington Realty Trust (REIT)	25,297
1,184	Longview Fibre Co. (REIT)	29,150
421	LTC Properties, Inc. (REIT)	10,887
858	Luminent Mortgage Capital, Inc. (REIT)	7,911
261	Macatawa Bank Corp.	4,896
606	MAF Bancorp, Inc.	26,816
682	Maguire Properties, Inc. (REIT)	26,639
340	MainSource Financial Group, Inc.	5,712
581	MarketAxess Holdings, Inc.*	8,146
213	Marlin Business Services Corp.*	4,884
512	MB Financial, Inc.	18,836
266	MBT Financial Corp.	3,447
1,033	MCG Capital Corp.	19,575
453	Meadowbrook Insurance Group, Inc.*	4,770
265	Medallion Financial Corp.	2,987
722	Medical Properties Trust, Inc. (REIT)	11,090
144	Mercantile Bank Corp.	4,890
125	MetroCorp Bancshares, Inc.	2,524
1,426	MFA Mortgage Investments, Inc. (REIT)	10,567
426	Mid-America Apartment Communities, Inc. (REIT)	23,528
402	Mid-State Bancshares	14,810
209	Midland Co. (The)	8,918
342	Midwest Banc Holdings, Inc.	6,659
1,020	Mills Corp. (The) (REIT)	25,469
1,805	Move, Inc.*	10,776
308	MVC Capital, Inc.	4,916
382	Nara Bancorp, Inc.	7,071
72	NASB Financial, Inc.	2,517
674	National Financial Partners Corp.	31,112
424	National Health Investors, Inc. (REIT)	12,890
285	National Interstate Corp.	7,470
865	National Penn Bancshares, Inc.	16,132
1,042	National Retail Properties, Inc. (REIT)	25,196
41	National Western Life Insurance Co., Class A	9,346
1,522	Nationwide Health Properties, Inc. (REIT)	50,348
235	Navigators Group, Inc.*	11,680
619	NBT Bancorp, Inc.	13,884
952	Netbank, Inc.	3,064
2,050	NewAlliance Bancshares, Inc.	32,390
866	Newcastle Investment Corp. (REIT)	25,547
167	Northern Empire Bancshares*	4,858
1,057	NorthStar Realty Finance Corp. (REIT)	16,035
336	Northwest Bancorp, Inc.	8,823
666	Novastar Financial, Inc. (REIT)	5,308
104	NYMAGIC, Inc.	4,094
157	OceanFirst Financial Corp.	3,266
617	Ocwen Financial Corp.*	7,176
231	Odyssey Re Holdings Corp	9,000
1,146	Ohio Casualty Corp.	34,174
1,209	Old National Bancorp	22,052
244	Old Second Bancorp, Inc.	6,956
227	Omega Financial Corp.	6,603
1,045	Omega Healthcare Investors, Inc. (REIT)	18,852
374	optionsXpress Holdings, Inc.	8,681
378	Oriental Financial Group	4,842
841	Pacific Capital Bancorp	26,492
215	Park National Corp.	20,053
273	Parkway Properties, Inc. (REIT)	14,685
810	Partners Trust Financial Group, Inc.	9,185
172	Pennfed Financial Services, Inc.	3,500
660	Pennsylvania Real Estate Investment Trust (REIT)	28,486
134	Penson Worldwide, Inc.*	3,634
191	Peoples Bancorp, Inc.	5,300
442	PFF Bancorp, Inc.	13,976
2,028	Phoenix Cos., Inc. (The)	28,960
194	Pico Holdings, Inc.*	8,167

See accompanying notes to schedules of portfolio investments.

276	Pinnacle Financial Partners, Inc.*	8,553
334	Piper Jaffray Cos.*	21,747
211	Placer Sierra Bancshares	5,714
580	PMA Capital Corp., Class A*	5,446
286	Portfolio Recovery Associates, Inc.*	12,595
773	Post Properties, Inc. (REIT)	37,197
696	Potlatch Corp. (REIT)	31,459
115	Preferred Bank	4,721
258	Premierwest Bancorp	3,398
386	Presidential Life Corp.	7,883
320	PrivateBancorp, Inc.	11,719
598	ProAssurance Corp.*	30,798
628	Prosperity Bancshares, Inc.	21,837
594	Provident Bankshares Corp.	20,380
1,158	Provident Financial Services, Inc.	20,335
764	Provident New York Bancorp	10,352
287	PS Business Parks, Inc. (REIT)	20,664
98	QC Holdings, Inc.*	1,299
1,119	RAIT Financial Trust (REIT)	37,431
303	Ramco-Gershenson Properties (REIT)	10,817
1,799	Realty Income Corp. (REIT)	49,492
350	Redwood Trust, Inc. (REIT)	18,901
279	Renasant Corp.	6,781
135	Republic Bancorp, Inc., Class A	2,953
469	Republic Property Trust (REIT)	5,502
283	Resource America, Inc., Class A	7,334
97	Resource Capital Corp. (REIT)	1,612
477	Rewards Network, Inc.*	2,558
402	RLI Corp.	22,537
157	Rockville Financial, Inc.	2,353
182	Roma Financial Corp.*	2,686
86	Royal Bancshares of Pennsylvania	2,092
469	S & T Bancorp, Inc.	15,322
256	Safety Insurance Group, Inc.	10,872
304	Sanders Morris Harris Group, Inc.	3,216
267	Sandy Spring Bancorp, Inc.	8,840
79	Santander BanCorp	1,514
197	Saul Centers, Inc. (REIT)	11,288
156	SCBT Financial Corp.	5,864
181	SCPIE Holdings, Inc.*	4,205
286	SeaBright Insurance Holdings, Inc.*	5,374
260	Seacoast Banking Corp. of Florida	6,170
287	Security Bank Corp.*	5,892
1,050	Selective Insurance Group	25,662
1,232	Senior Housing Properties Trust (REIT)	29,494
151	Shore Bancshares, Inc.	3,950
107	Sierra Bancorp	3,072
528	Signature Bank*	16,220
257	Simmons First National Corp., Class A	7,145
141	Smithtown Bancorp, Inc.	3,889
190	Southside Bancshares, Inc.	4,471
255	Southwest Bancorp, Inc.	6,493
362	Sovran Self Storage, Inc. (REIT)	21,077
1,936	Spirit Finance Corp. (REIT)	25,014
340	Star Maritime Acquisition Corp.*	3,391
259	State Auto Financial Corp.	8,395
338	Sterling Bancorp	6,311
1,235	Sterling Bancshares, Inc.	14,278
458	Sterling Financial Corp./Pennsylvania	9,920
749	Sterling Financial Corp./Washington	24,635
309	Stewart Information Services Corp.	12,545
215	Stifel Financial Corp.*	10,245
1,317	Strategic Hotels & Resorts, Inc. (REIT)	27,697
185	Suffolk Bancorp	6,153
272	Sun Bancorp, Inc.*	5,133
325	Sun Communities, Inc. (REIT)	9,971
1,043	Sunstone Hotel Investors, Inc. (REIT)	29,559
558	Superior Bancorp*	6,137
933	Susquehanna Bancshares, Inc.	22,635
639	SVB Financial Group*	30,864
427	SWS Group, Inc.	11,256
222	SY Bancorp, Inc.	5,732
557	Tanger Factory Outlet Centers (REIT)	22,380
107	Taylor Capital Group, Inc.	3,913

See accompanying notes to schedules of portfolio investments.

351	Technology Investment Capital Corp.	5,746
196	Tejon Ranch Co.*	9,308
419	Texas Capital Bancshares, Inc.*	8,434
122	Thomas Weisel Partners Group, Inc.*	2,223
327	TierOne Corp.	9,087
120	Tompkins Trustco, Inc.	4,938
303	Tower Group, Inc.	10,357
462	TradeStation Group, Inc.*	5,461
207	Triad Guaranty, Inc.*	9,410
248	Trico Bancshares	6,046
1,352	Trustco Bank Corp.	13,371
880	Trustmark Corp.	25,168
847	U-Store-It Trust (REIT)	18,295
1,765	UCBH Holdings, Inc.	33,641
570	UMB Financial Corp.	21,506
1,010	Umpqua Holdings Corp.	27,280
238	Union Bankshares Corp.	6,300
669	United Bancshares, Inc.	23,796
610	United Community Banks, Inc.	19,929
488	United Community Financial Corp.	5,266
372	United Fire & Casualty Co.	12,890
184	United PanAm Financial Corp.*	2,285
133	United Security Bancshares	2,762
685	Universal American Financial Corp.*	13,145
212	Universal Health Realty Income Trust (REIT)	7,931
207	Univest Corp. of Pennsylvania	5,053
380	Urstadt Biddle Properties, Inc., Class A (REIT)	6,848
212	USB Holding Co., Inc.	4,812
831	USI Holdings Corp.*	13,861
209	ViewPoint Financial Group	3,563
163	Vineyard National Bancorp	3,985
281	Virginia Commerce Bancorp*	5,918
194	Virginia Financial Group, Inc.	4,679
1,961	W Holding Co., Inc.	10,472
1,526	Waddell & Reed Financial, Inc.	37,204
810	Washington Real Estate Investment Trust (REIT)	32,384
207	Washington Trust Bancorp, Inc.	5,761
188	Wauwatosa Holdings, Inc.*	3,329
395	WesBanco, Inc.	12,213
316	West Bancorporation, Inc.	4,974
279	West Coast Bancorp	8,468
566	Westamerica Bancorporation	27,791
236	Western Alliance Bancorp*	7,915
227	Westfield Financial, Inc.	2,399
282	Willow Financial Bancorp, Inc.	3,564
275	Wilshire Bancorp, Inc.	4,686
526	Winston Hotels, Inc. (REIT)	7,385
702	Winthrop Realty Trust (REIT)	4,675
461	Wintrust Financial Corp.	21,132
330	World Acceptance Corp.*	13,530
106	WSFS Financial Corp.	7,113
176	Yardville National Bancorp	6,461
665	Zenith National Insurance Corp.	32,020
		5,264,280
	Health Care – 10.6%
361	Abaxis, Inc.*	8,234
421	Abiomed, Inc.*	5,886
436	Acadia Pharmaceuticals, Inc.*	3,035
547	Adams Respiratory Therapeutics, Inc.*	19,867
271	Adeza Biomedical Corp.*	6,574
814	Adolor Corp.*	5,438
173	Advanced Magnetics, Inc.*	10,202
1,211	ADVENTRX Pharmaceuticals, Inc.	2,785
1,215	Affymetrix, Inc.*	31,262
186	Air Methods Corp.*	4,648
872	Akorn, Inc.	5,154
458	Albany Molecular Research, Inc.*	4,333
635	Alexion Pharmaceuticals, Inc.*	23,419
1,004	Align Technology, Inc.*	16,486
1,741	Alkermes, Inc.*	28,552
274	Alliance Imaging, Inc.*	1,970
833	Allscripts Healthcare Solutions, Inc.*	22,558
666	Alnylam Pharmaceuticals, Inc.*	12,521
764	Alpharma, Inc., Class A	20,139

See accompanying notes to schedules of portfolio investments.

133	Altus Pharmaceuticals, Inc.*	2,172
462	Amedisys, Inc.*	14,775
1,257	American Medical Systems Holdings, Inc.*	25,567
931	AMERIGROUP Corp.*	30,797
585	AMN Healthcare Services, Inc.*	16,263
536	Amsurg Corp.*	12,355
512	Anadys Pharmaceuticals, Inc.*	1,766
249	Analogic Corp.	13,932
354	Angiodynamics, Inc.*	8,496
1,386	Applera Corp.- Celera Group*	19,279
763	Apria Healthcare Group, Inc.*	24,302
1,092	Arena Pharmaceuticals, Inc.*	13,814
1,175	Ariad Pharmaceuticals, Inc.*	5,675
703	Array Biopharma, Inc.*	8,246
409	Arrow International, Inc.	13,648
471	Arthrocare Corp.*	17,121
294	Aspect Medical Systems, Inc.*	4,748
710	Atherogenics, Inc.*	7,760
467	Auxilium Pharmaceuticals , Inc.*	5,805
667	AVANIR Pharmaceuticals, Class A*	1,241
905	AVI BioPharma, Inc.*	2,407
348	Bentley Pharmaceuticals, Inc.*	2,968
335	Bio-Rad Laboratories, Inc., Class A*	23,758
187	Bio-Reference Labs, Inc.*	4,580
413	BioCryst Pharmaceuticals, Inc.*	4,175
649	Bioenvision, Inc.*	2,908
1,645	BioMarin Pharmaceuticals, Inc.*	28,014
293	Biosite, Inc.*	15,564
262	Bradley Pharmaceuticals, Inc.*	5,078
763	Bruker BioSciences Corp.*	6,875
124	Cadence Pharmaceuticals, Inc.*	1,768
482	Cambrex Corp.	11,115
428	Candela Corp.*	4,875
392	Capital Senior Living Corp.*	4,226
176	Caraco Pharmaceutical Laboratories Ltd.*	1,911
997	Cell Genesys, Inc.*	3,230
776	Centene Corp.*	18,717
982	Cepheid, Inc.*	7,827
500	Cerus Corp.*	2,670
471	Chemed Corp.	21,803
323	Coley Pharmaceutical Group, Inc.*	3,030
444	Combinatorx, Inc.*	3,623
169	Computer Programs & Systems, Inc.	4,864
410	Conceptus, Inc.*	7,700
506	Conmed Corp.*	13,844
143	Corvel Corp.*	4,307
578	Cross Country Healthcare, Inc.*	11,011
978	Cubist Pharmaceuticals, Inc.*	19,589
1,065	CV Therapeutics, Inc.*	13,600
388	Cyberonics, Inc.*	7,946
577	Cypress Bioscience, Inc.*	4,478
593	Cytokinetics, Inc.*	4,608
232	Datascope Corp.	8,306
1,107	deCODE genetics, Inc.*	4,317
1,472	Dendreon Corp.*	6,830
672	Dendrite International, Inc.*	8,561
662	Depomed, Inc.*	2,297
303	DexCom, Inc.*	2,451
316	Digene Corp.*	14,940
360	Dionex Corp.*	22,183
549	Diversa Corp.*	4,123
410	DJO, Inc.*	16,064
1,105	Durect Corp.*	4,453
814	Eclipsys Corp.*	17,029
377	Emageon, Inc.*	4,400
90	Emergent Biosolutions, Inc.*	1,131
89	Emeritus Corp.*	2,488
429	Emisphere Technologies, Inc.*	2,154
1,125	Encysive Pharmaceuticals, Inc.*	3,904
493	Enzo Biochem, Inc.*	7,123
788	Enzon Pharmaceuticals, Inc.*	6,525
887	eResearch Technology, Inc.*	6,280
297	ev3, Inc.*	5,833
1,695	Exelixis, Inc.*	17,069

See accompanying notes to schedules of portfolio investments.

569	Five Star Quality Care, Inc.*	6,504
393	Foxhollow Technologies, Inc.*	8,787
352	Genesis HealthCare Corp.*	22,194
473	Genitope Corp.*	1,651
224	Genomic Health, Inc.*	4,209
2,768	Genta, Inc.*	1,412
484	Gentiva Health Services, Inc.*	9,554
1,187	Geron Corp.*	8,997
393	Greatbatch, Inc.*	10,202
253	GTx, Inc.*	5,523
479	Haemonetics Corp.*	21,555
517	Hana Biosciences, Inc.*	1,970
112	Hansen Medical, Inc.*	1,873
489	HealthExtras, Inc.*	12,958
338	Healthspring, Inc.*	7,142
631	HealthTronics, Inc.*	3,893
622	Healthways, Inc.*	27,051
167	Hi-Tech Pharmacal Co., Inc.*	1,839
949	Hologic, Inc.*	52,242
271	Horizon Health Corp.*	5,295
2,367	Human Genome Sciences, Inc.*	26,037
472	Hythiam, Inc.*	3,776
421	I-Flow Corp.*	6,067
257	ICU Medical, Inc.*	10,038
445	Idenix Pharmaceuticals, Inc.*	4,232
974	Illumina, Inc.*	32,717
1,222	Immucor, Inc.*	36,342
1,506	Incyte Corp.*	9,653
983	Indevus Pharmaceuticals, Inc.*	6,802
343	Integra LifeSciences Holdings Corp.*	14,423
469	InterMune, Inc.*	14,220
386	Intralase Corp.*	9,519
559	Invacare Corp.	10,386
525	inVentive Health, Inc.*	19,147
603	Inverness Medical Innovations, Inc.*	25,447
316	IRIS International, Inc.*	3,583
1,312	Isis Pharmaceuticals, Inc.*	11,965
221	Kendle International, Inc.*	7,658
208	Kensey Nash Corp.*	5,961
777	Keryx Biopharmaceuticals, Inc.*	8,858
512	Kindred Healthcare, Inc.*	16,855
697	KV Pharmaceutical Co.*	17,181
797	Kyphon, Inc.*	35,953
164	Landauer, Inc.	8,343
374	LCA-Vision, Inc.	16,306
1,374	Lexicon Genetics, Inc.*	5,675
211	LHC Group, Inc.*	6,051
603	Lifecell Corp.*	14,394
576	Luminex Corp.*	8,104
666	Magellan Health Services, Inc.*	27,845
568	MannKind Corp.*	9,037
578	Martek Biosciences Corp.*	13,074
378	Matria Healthcare, Inc.*	9,590
530	Maxygen, Inc.*	5,846
2,201	Medarex Inc.*	30,110
159	Medcath Corp.*	4,614
248	Medical Action Industries, Inc.*	5,511
903	Medicines Co. (The)*	24,354
980	Medicis Pharmaceutical Corp., Class A	35,633
654	Mentor Corp.	31,399
470	Merge Technologies, Inc.*	2,369
378	Meridian Bioscience, Inc.	10,153
490	Merit Medical Systems, Inc.*	6,894
370	Metabasis Therapeutics, Inc.*	2,978
129	Metabolix, Inc.*	2,402
1,407	MGI Pharma, Inc.*	29,857
305	Molecular Devices Corp.*	10,763
220	Molina Healthcare, Inc.*	6,855
451	Momenta Pharmaceuticals, Inc.*	5,529
2,346	Monogram Biosciences, Inc.*	4,645
101	MWI Veterinary Supply, Inc.*	3,134
711	Myriad Genetics, Inc.*	23,790
1,081	Nabi Biopharmaceuticals*	5,729
456	Nastech Pharmaceutical Co., Inc.*	5,271

See accompanying notes to schedules of portfolio investments.

117	National Healthcare Corp.	6,409
383	Natus Medical, Inc.*	6,170
1,612	Nektar Therapeutics*	19,118
679	Neurocrine Biosciences, Inc.*	8,562
225	Neurometrix, Inc.*	2,561
285	New River Pharmaceuticals, Inc.*	18,026
114	Nighthawk Radiology Holdings, Inc.*	2,369
455	Northfield Laboratories, Inc.*	1,770
205	Northstar Neuroscience, Inc.*	2,468
1,106	Novavax, Inc.*	3,672
426	Noven Pharmaceuticals, Inc.*	10,488
830	NPS Pharmaceuticals, Inc.*	2,913
597	NuVasive, Inc.*	14,107
933	Nuvelo, Inc.*	3,060
218	NxStage Medical, Inc.*	2,671
623	Odyssey HealthCare, Inc.*	8,460
489	Omnicell, Inc.*	9,491
786	Onyx Pharmaceuticals, Inc.*	20,632
471	Option Care, Inc.	6,255
827	OraSure Technologies, Inc.*	6,583
1,025	OSI Pharmaceuticals, Inc.*	35,465
64	Osiris Therapeutics, Inc.*	913
722	Owens & Minor, Inc.	23,804
640	Pain Therapeutics, Inc.*	5,050
313	Palomar Medical Technologies, Inc.*	12,795
907	Panacos Pharmaceuticals, Inc.*	3,900
631	Par Pharmaceutical Cos., Inc.*	15,321
489	Parexel International Corp.*	16,631
411	Penwest Pharmaceuticals Co.*	5,438
3,401	Peregrine Pharmaceuticals, Inc.*	3,503
1,399	Perrigo Co.	23,363
327	PharmaNet Development Group, Inc.*	6,645
435	Pharmion Corp.*	11,388
611	Phase Forward, Inc.*	8,084
415	PolyMedica Corp.	17,181
452	Pozen, Inc.*	7,110
322	PRA International*	6,459
401	Progenics Pharmaceuticals, Inc.*	11,128
217	Providence Service Corp. (The)*	4,774
1,216	PSS World Medical, Inc.*	25,220
953	Psychiatric Solutions, Inc.*	38,082
542	Quidel Corp.*	5,837
221	Radiation Therapy Services, Inc.*	6,670
937	Regeneron Pharmaceuticals, Inc.*	18,590
306	RehabCare Group, Inc.*	4,651
392	Renovis, Inc.*	1,376
91	Replidyne, Inc.*	514
398	Res-Care, Inc.*	7,092
448	Rigel Pharmaceuticals, Inc.*	4,691
837	Salix Pharmaceuticals Ltd.*	11,894
520	Sangamo BioSciences, Inc.*	3,671
910	Santarus, Inc.*	6,015
938	Savient Pharmaceuticals, Inc.*	12,701
525	Sciele Pharma, Inc.*	12,075
537	Senomyx, Inc.*	6,777
318	Sirona Dental Systems, Inc.	11,836
90	Somaxon Pharaceuticals, Inc.*	1,022
294	SonoSite, Inc.*	8,844
551	Spectranetics Corp.*	5,791
422	Stereotaxis, Inc.*	4,857
1,218	STERIS Corp.	31,546
572	Sun Healthcare Group, Inc.*	7,522
800	Sunrise Senior Living, Inc.*	31,352
890	SuperGen, Inc.*	4,254
286	SurModics, Inc.*	10,585
325	Symbion, Inc.*	6,786
628	Symmetry Medical, Inc.*	9,363
438	Tanox, Inc.*	8,497
941	Telik, Inc.*	5,458
988	ThermoGenesis Corp.*	3,033
950	Thoratec Corp.*	18,667
319	Trimeris, Inc.*	3,646
773	Trizetto Group*	16,102
83	Trubion Pharmaceuticals, Inc.*	1,501

See accompanying notes to schedules of portfolio investments.

800	United Surgical Partners International, Inc.*	24,432
386	United Therapeutics Corp.*	21,693
1,671	Valeant Pharmaceuticals International	29,961
556	Varian, Inc.*	30,263
520	Ventana Medical Systems, Inc.*	20,930
583	Viasys Healthcare, Inc.*	18,032
1,235	Viropharma, Inc.*	19,760
124	Visicu, Inc.*	872
187	VistaCare, Inc., Class A*	1,762
302	Vital Images, Inc.*	10,380
123	Vital Signs, Inc.	6,504
156	Volcano Corp.*	2,966
582	West Pharmaceutical Services, Inc.	26,341
615	Wright Medical Group, Inc.*	13,745
362	Xenoport, Inc.*	9,332
87	Young Innovations, Inc.	2,222
346	Zoll Medical Corp.*	9,622
676	Zymogenetics, Inc.*	10,140
		2,840,493
	Industrials — 13.0%
277	3D Systems Corp.*	5,028
369	A.O. Smith Corp.	14,269
169	AAON, Inc.	4,693
657	AAR Corp.*	19,125
787	ABM Industries, Inc.	20,706
1,050	ABX Air, Inc.*	7,823
811	ACCO Brands Corp.*	17,664
407	Accuride Corp.*	5,454
492	Actuant Corp., Class A	25,682
808	Acuity Brands, Inc.	44,763
411	Administaff, Inc.	14,586
336	Advisory Board Co. (The)*	17,475
1,635	Airtran Holdings, Inc.*	17,037
713	Alaska Air Group, Inc.*	29,233
481	Albany International Corp.	16,450
184	Amerco, Inc.*	11,964
1,108	American Commercial Lines, Inc.*	40,032
280	American Ecology Corp.	5,278
162	American Railcar Industries, Inc.	4,964
471	American Reprographics Co.*	15,595
165	American Science & Engineering, Inc.*	8,441
591	American Superconductor Corp.*	7,943
216	American Woodmark Corp.	8,584
157	Ameron International Corp.	11,599
129	Ampco-Pittsburgh Corp.	3,270
30	Amrep Corp.	2,712
507	Apogee Enterprises, Inc.	10,637
805	Applied Industrial Technologies, Inc.	19,312
230	Argon ST, Inc.*	5,573
455	Arkansas Best Corp.	17,959
306	Astec Industries, Inc.*	11,769
376	ASV, Inc.*	5,866
359	Atlas Air Worldwide Holdings, Inc.*	17,537
250	Badger Meter, Inc.	7,378
580	Baldor Electric Co.	21,112
711	Barnes Group, Inc.	15,877
125	Barrett Business Services	3,046
114	Basin Water, Inc.*	894
1,394	BE Aerospace, Inc.*	42,085
788	Beacon Roofing Supply, Inc.*	13,104
765	Belden CDT, Inc.	35,473
683	Blount International, Inc.*	8,066
226	BlueLinx Holdings, Inc.	2,671
537	Bowne & Co., Inc.	8,340
810	Brady Corp., Class A	26,519
921	Briggs & Stratton Corp.	26,930
569	Bucyrus International, Inc.	28,991
271	Builders FirstSource, Inc.*	4,883
1,851	Capstone Turbine Corp.*	1,629
226	Cascade Corp.	12,807
396	Casella Waste Systems, Inc.*	4,677
986	CBIZ, Inc.*	6,725
230	CDI Corp.	6,132
413	Celadon Group, Inc.*	7,397

See accompanying notes to schedules of portfolio investments.

180	Central Parking Corp.	3,994
958	Cenveo, Inc.*	21,133
483	Ceradyne, Inc.*	24,923
243	Chart Industries, Inc.*	4,129
487	China BAK Battery, Inc.*	1,890
287	CIRCOR International, Inc.	9,890
932	Clarcor, Inc.	28,883
282	Clean Harbors, Inc.*	14,244
329	Columbus McKinnon Corp.*	7,633
725	Comfort Systems USA, Inc.	9,866
379	Commercial Vehicle Group, Inc.*	7,349
29	Compx International, Inc.	473
296	COMSYS IT Partners, Inc.*	5,890
203	Consolidated Graphics, Inc.*	14,466
206	Cornell Cos., Inc.*	4,227
302	CoStar Group, Inc.*	14,155
204	CRA International, Inc.*	10,565
280	Cubic Corp.	5,908
789	Curtiss-Wright Corp.	27,599
924	Deluxe Corp.	28,524
526	Diamond Management & Technology Consultants, Inc.	7,937
444	Dollar Thrifty Automotive Group*	23,057
200	Dynamex, Inc.*	4,792
212	Dynamic Materials Corp.	6,629
451	DynCorp International, Inc., Class A*	7,487
299	EDO Corp.	7,188
567	EGL, Inc.*	19,964
343	Electro Rent Corp.*	5,217
567	EMCOR Group, Inc.*	34,054
419	Encore Wire Corp.	10,877
703	Energy Conversion Devices, Inc.*	21,160
838	EnerSys*	14,372
459	Ennis, Inc.	11,842
380	EnPro Industries, Inc.*	14,436
464	ESCO Technologies, Inc.*	20,226
457	Esterline Technologies Corp.*	18,700
1,203	Evergreen Solar, Inc.*	11,910
268	Exponent, Inc.*	4,934
890	ExpressJet Holdings, Inc.*	6,435
869	Federal Signal Corp.	13,078
124	First Advantage Corp.*	3,086
388	First Consulting Group, Inc.*	4,687
396	First Solar, Inc.*	18,909
230	Flanders Corp.*	1,796
634	Florida East Coast Industries, Inc.	38,579
567	Forward Air Corp.	18,496
408	Franklin Electric Co., Inc.	19,772
226	Freightcar America, Inc.	11,196
652	Frontier Airlines Holdings, Inc.*	4,375
720	FTI Consulting, Inc.*	24,170
957	FuelCell Energy, Inc.*	6,603
383	G&K Services, Inc., Class A	14,397
189	Gehl Co.*	4,793
996	GenCorp, Inc.*	13,834
910	General Cable Corp.*	45,455
651	Genesee & Wyoming, Inc.*	16,900
447	Genlyte Group, Inc.*	31,017
350	Geo Group, Inc. (The)*	16,377
424	Goodman Global, Inc.*	8,056
205	Gorman-Rupp Co. (The)	5,904
1,773	GrafTech International Ltd.*	14,007
624	Granite Construction, Inc.	36,429
244	Greenbrier Cos., Inc.	6,956
536	Griffon Corp.*	12,591
206	H&E Equipment Services, Inc.*	5,440
491	Healthcare Services Group	13,768
1,090	Heartland Express, Inc.	17,996
371	Heico Corp.	13,634
330	Heidrick & Struggles International, Inc.*	15,124
261	Herley Industries, Inc.*	4,012
1,195	Herman Miller, Inc.	45,972
1,681	Hexcel Corp.*	30,359
257	Horizon Lines, Inc., Class A	7,450
153	Houston Wire & Cable Co.*	3,790

See accompanying notes to schedules of portfolio investments.

721	HUB Group, Inc., Class A*	22,834
442	Hudson Highland Group, Inc.*	7,196
313	Huron Consulting Group, Inc.*	19,844
122	ICT Group, Inc.*	3,301
421	IHS, Inc., Class A*	15,809
423	II-VI, Inc.*	13,079
1,979	IKON Office Solutions, Inc.	27,666
480	Infrasource Services, Inc.*	11,770
206	Innerworkings, Inc.*	2,791
216	Innovative Solutions & Support, Inc.*	4,512
489	Insituform Technologies, Inc.*	12,391
251	Insteel Industries, Inc.	4,621
276	Integrated Electric Services, Inc.*	6,472
860	Interface, Inc., Class A*	13,605
488	Interline Brands, Inc.*	10,326
216	Interpool, Inc.	5,270
586	Ionatron, Inc.*	3,088
3,128	JetBlue Airways Corp.*	38,506
483	John H. Harland Co.	24,392
337	K&F Industries Holdings, Inc.*	8,287
245	Kadant, Inc.*	5,743
432	Kaman Corp.	9,854
508	Kaydon Corp.	22,032
364	Kelly Services, Inc., Class A	11,200
344	Kenexa Corp.*	11,589
524	Kforce, Inc.*	7,126
1,031	Knight Transportation, Inc.	19,259
546	Knoll, Inc.	12,640
763	Korn/Ferry International*	17,610
183	L.B. Foster Co., Class A*	3,614
982	Labor Ready, Inc.*	18,039
252	Ladish Co., Inc.*	10,534
250	Lamson & Sessions Co. (The)*	7,533
76	Lawson Products	2,978
216	Layne Christensen Co.*	6,921
438	LECG Corp.*	5,887
207	Lindsay Corp.	7,108
386	LSI Industries, Inc.	6,373
190	M & F Worldwide Corp.*	7,363
276	Marten Transport Ltd.*	4,606
396	Mcgrath Rentcorp	11,789
393	Medis Technologies Ltd.*	6,752
611	Mesa Air Group, Inc.*	4,650
120	Middleby Corp.*	13,234
172	Miller Industries, Inc.*	3,896
556	Mine Safety Appliances Co.	22,601
635	Mobile Mini, Inc.*	17,101
662	Moog, Inc., Class A*	25,229
182	MTC Technologies, Inc.*	3,842
663	Mueller Industries, Inc.	19,757
1,996	Mueller Water Products, Inc., Class A*	29,740
99	NACCO Industries, Inc., Class A	12,715
765	Navigant Consulting, Inc.*	14,818
369	NCI Building Systems, Inc.*	20,605
530	Nordson Corp.	25,853
279	Nuco2, Inc.*	6,847
507	Old Dominion Freight Line*	15,773
611	On Assignment, Inc.*	7,491
1,075	Orbital Sciences Corp.*	21,274
676	Pacer International, Inc.	18,272
96	P.A.M. Transportation Services*	2,198
28	Patriot Transportation Holding, Inc.*	2,387
422	PeopleSupport, Inc.*	8,930
392	Perini Corp.*	14,226
183	PGT, Inc.*	2,364
959	PHH Corp.*	27,130
282	Pike Electric Corp.*	5,053
1,303	Plug Power, Inc.*	4,534
139	Powell Industries, Inc.*	4,192
1,260	Power-One, Inc.*	7,762
190	PW Eagle, Inc.	6,312
153	Quality Distribution, Inc.*	1,316
290	Raven Industries, Inc.	8,384
369	RBC Bearings, Inc.*	12,040

See accompanying notes to schedules of portfolio investments.

554	Regal-Beloit Corp.	25,063
585	Republic Airways Holdings, Inc.*	11,595
866	Resources Connection, Inc.*	28,024
238	Robbins & Myers, Inc.	9,322
532	Rollins, Inc.	12,236
393	Rush Enterprises, Inc., Class A*	7,298
263	Saia, Inc.*	7,164
1,553	SAIC, Inc.*	28,001
278	Schawk, Inc.	4,879
379	School Specialty, Inc.*	14,140
121	Sequa Corp., Class A*	14,835
667	Simpson Manufacturing Co., Inc.	22,158
893	SIRVA, Inc.*	3,277
1,147	Skywest, Inc.	29,306
1,035	Spherion Corp.*	9,180
92	Standard Parking Corp.*	3,127
322	Standard Register Co. (The)	4,221
223	Standex International Corp.	6,280
112	Stanley, Inc.*	1,689
156	Sterling Construction Co., Inc.*	2,936
362	Superior Essex, Inc.*	11,515
1,106	Synargo Technologies, Inc.	6,315
291	TAL International Group, Inc.	6,975
245	Taleo Corp., Class A*	3,920
1,117	Taser International, Inc.*	8,869
115	Team, Inc.*	3,928
299	Tecumseh Products Co., Class A*	5,089
617	Teledyne Technologies, Inc.*	23,477
588	TeleTech Holdings, Inc.*	18,510
297	Tennant Co.	9,142
1,033	Tetra Tech, Inc.*	18,418
298	Titan International, Inc.	7,283
199	TransDigm Group, Inc.*	6,348
614	Tredegar Corp.	13,698
214	Trex Co., Inc.*	5,226
286	Triumph Group, Inc.*	15,332
244	TurboChef Technologies, Inc.*	3,662
167	U.S. Xpress Enterprises, Inc.*	3,221
916	UAP Holding Corp.	23,239
170	United Industrial Corp.	9,172
569	United Stationers, Inc.*	31,295
302	Universal Forest Products, Inc.	15,653
107	Universal Truckload Services, Inc.*	2,595
156	USA Truck, Inc.*	2,532
326	Valmont Industries, Inc.	18,491
400	Viad Corp.	14,912
357	Vicor Corp.	3,334
223	Volt Information Sciences, Inc.*	7,624
561	Wabash National Corp.	9,038
874	Wabtec Corp.	28,143
522	Washington Group International, Inc.*	30,600
802	Waste Connections, Inc.*	35,464
134	Waste Industries USA, Inc.	3,400
666	Waste Services, Inc.*	7,120
502	Watsco, Inc.	25,286
762	Watson Wyatt Worldwide, Inc., Class A	36,629
525	Watts Water Technologies, Inc., Class A	19,772
926	Werner Enterprises, Inc.	17,853
536	Williams Scotsman International, Inc.*	10,913
542	Woodward Governor Co.	22,580
		3,453,865
	Information Technology — 16.8%
873	24/7 Real Media, Inc.*	8,416
7,048	3Com Corp.*	27,276
502	Acacia Research — Acacia Technologies *	6,933
242	Access Integrated Technologies, Inc., Class A*	1,609
240	Acme Packet, Inc.	3,986
466	Actel Corp.*	7,801
1,015	Actuate Corp.*	5,380
2,054	Adaptec, Inc.*	7,497
1,171	Adtran, Inc.	26,968
662	Advanced Analogic Technologies, Inc.*	4,296
634	Advanced Energy Industries, Inc.*	12,769
367	Advent Software, Inc.*	13,285

See accompanying notes to schedules of portfolio investments.

1,354	Aeroflex, Inc.*	15,476
1,025	Agile Software Corp.*	6,570
550	Agilysis, Inc.	11,550
422	Altiris, Inc.*	13,732
784	AMIS Holdings, Inc.*	8,883
1,842	Amkor Technology, Inc.*	21,238
850	Anadigics, Inc.*	10,379
309	Anaren, Inc.*	5,151
2,874	Andrew Corp.*	30,522
595	Anixter International, Inc.*	36,890
296	Ansoft Corp.*	9,173
594	Ansys, Inc.*	30,306
5,321	Applied Micro Circuits Corp.*	20,592
1,372	aQuantive, Inc.*	34,766
1,343	Ariba, Inc.*	12,503
1,926	Arris Group, Inc.*	25,308
2,007	Art Technology Group, Inc.*	4,355
961	Aspen Technology, Inc.*	11,532
873	Asyst Technologies, Inc.*	6,163
930	Atheros Communications, Inc.*	23,501
629	ATMI, Inc.*	20,908
2,961	Avanex Corp.*	5,537
760	Avid Technology, Inc.*	25,384
921	Avocent Corp.*	29,315
1,818	Axcelis Technologies, Inc.*	13,235
184	Bankrate, Inc.*	7,469
3,353	BearingPoint, Inc.*	26,824
181	Bel Fuse, Inc., Class B	5,754
1,269	Benchmark Electronics, Inc.*	27,258
2,169	BISYS Group, Inc. (The)*	28,501
315	Black Box Corp.	11,932
786	Blackbaud, Inc.	17,984
499	Blackboard, Inc.*	16,647
260	Blue Coat Systems, Inc.*	8,406
1,253	Bookham, Inc.*	3,283
1,401	Borland Software Corp.*	7,271
370	Bottomline Technologies, Inc.*	4,529
905	Brightpoint, Inc.*	10,923
7,108	Brocade Communications Systems, Inc.*	64,043
1,344	Brooks Automation, Inc.*	20,872
864	C-COR, Inc.*	11,794
436	Cabot Microelectronics Corp.*	14,270
550	CACI International, Inc., Class A*	25,575
419	CalAmp Corp.*	3,725
374	Carrier Access Corp.*	1,851
104	Cass Information Systems, Inc.	3,507
705	Checkpoint Systems, Inc.*	13,790
571	Chordiant Software, Inc.*	5,228
983	Ciber, Inc.*	6,910
1,575	Cirrus Logic, Inc.*	13,654
8,321	CMGI, Inc.*	12,813
2,699	CNET Networks, Inc.*	23,696
779	Cogent, Inc.*	8,795
839	Cognex Corp.	18,399
558	Coherent, Inc.*	16,773
406	Cohu, Inc.	7,568
278	Color Kinetics, Inc.*	5,087
1,045	CommScope, Inc.*	40,201
230	Commvault Systems, Inc.*	3,825
263	Comtech Group, Inc.*	3,906
410	Comtech Telecommunications Corp.*	14,084
578	Concur Technologies, Inc.*	9,346
8,655	Conexant Systems, Inc.*	17,223
506	Convera Corp., Class A*	1,548
562	Covansys Corp.*	13,859
127	CPI International, Inc.*	2,226
1,800	Credence Systems Corp.*	8,172
859	CSG Systems International, Inc.*	21,183
647	CTS Corp.	8,767
550	Cybersource Corp.*	6,721
669	Cymer, Inc.*	27,804
699	Daktronics, Inc.	18,642
212	DealerTrack Holdings, Inc.*	6,137
448	Digi International, Inc.*	5,990

See accompanying notes to schedules of portfolio investments.

711	Digital River, Inc.*	39,382
356	Diodes, Inc.*	13,364
582	Ditech Networks, Inc.*	4,511
165	DivX, Inc.*	3,394
546	DSP Group, Inc.*	11,242
317	DTS, Inc.*	7,668
726	Dycom Industries, Inc.*	18,150
145	Eagle Test Systems, Inc.*	2,562
2,208	EarthLink, Inc.*	15,721
555	Echelon Corp.*	5,267
326	eCollege.com, Inc.*	5,666
837	eFunds Corp.*	21,017
522	Electro Scientific Industries, Inc.*	11,233
1,042	Electronics for Imaging*	23,778
732	Emcore Corp.*	3,279
273	EMS Technologies, Inc.*	5,468
1,518	Emulex Corp.*	27,172
2,478	Entegris, Inc.*	27,605
1,041	Epicor Software Corp.*	14,012
269	EPIQ Systems, Inc.*	4,769
515	Equinix, Inc.*	42,575
370	eSpeed, Inc., Class A*	3,149
632	Euronet Worldwide, Inc.*	17,273
562	Exar Corp.*	7,559
218	Excel Technology, Inc.*	5,823
104	ExlService Holdings, Inc.*	2,357
2,146	Extreme Networks*	9,464
667	FalconStor Software, Inc.*	6,703
429	FEI Co.*	14,071
4,099	Finisar Corp.*	13,076
1,180	Flir Systems, Inc.*	41,017
825	Formfactor, Inc.*	35,269
263	Forrester Research, Inc.*	7,056
2,623	Foundry Networks, Inc.*	38,296
1,024	Gartner, Inc.*	21,668
5,101	Gateway, Inc.*	10,559
639	Genesis Microchip, Inc.*	5,080
406	Gerber Scientific, Inc.*	4,279
472	Gevity HR, Inc.	9,402
600	Global Cash Access Holdings, Inc.*	9,228
934	Global Imaging Systems, Inc.*	18,745
1,336	Harmonic, Inc.*	11,770
432	Harris Stratex Networks, Inc., Class A*	8,813
263	Heartland Payment Systems, Inc.	6,554
234	Hittite Microwave Corp.*	9,814
462	Hutchinson Technology, Inc.*	10,450
966	Hypercom Corp.*	5,477
1,067	Hyperion Solutions Corp.*	45,710
255	i2 Technologies, Inc.*	6,072
199	ID Systems, Inc.*	3,013
397	iGate Corp.*	2,688
370	Ikanos Communications, Inc.*	3,337
628	Imation Corp.	26,131
307	Infocrossing, Inc.*	4,798
1,552	Informatica Corp.*	20,114
562	Infospace, Inc.*	12,814
605	infoUSA, Inc.*	6,213
870	Insight Enterprises, Inc.*	16,808
198	Integral Systems, Inc.	4,904
379	Inter-Tel, Inc.	8,770
931	Interdigital Communications Corp.*	32,324
907	Intermec, Inc.*	20,317
551	Internap Network Services Corp.*	10,370
705	Internet Capital Group, Inc.*	8,065
694	InterVoice, Inc.*	4,455
769	Interwoven, Inc.*	11,704
378	Intevac, Inc.*	10,308
1,170	Ipass, Inc.*	5,967
457	Itron, Inc.*	29,531
772	Ixia*	8,507
489	IXYS Corp.*	5,061
895	j2 Global Communications, Inc.*	21,516
1,432	Jack Henry & Associates, Inc.	33,595
525	JDA Software Group, Inc.*	7,802

See accompanying notes to schedules of portfolio investments.

391	Jupitermedia Corp.*	3,347
778	Keane, Inc.*	10,674
1,562	Kemet Corp.*	12,184
347	Knot, Inc. (The)*	8,203
553	Komag, Inc.*	18,796
1,231	Kopin Corp.*	4,444
577	Kronos, Inc.*	22,792
1,022	Kulicke & Soffa Industries, Inc.*	9,709
1,165	L-1 Identity Solutions, Inc.*	18,512
2,055	Lattice Semiconductor Corp.*	12,659
2,240	Lawson Software, Inc.*	17,741
490	Lightbridge, Inc.*	7,909
1,075	Lionbridge Technologies*	5,773
140	Liquidity Services, Inc.*	2,527
402	Littelfuse, Inc.*	14,806
338	LoJack Corp.*	6,436
41	LoopNet, Inc.*	688
205	Loral Space & Communications, Inc.*	9,543
1,111	LTX Corp.*	6,910
931	Macrovision Corp.*	22,968
676	Magma Design Automation, Inc.*	6,814
495	Manhattan Associates, Inc.*	13,771
324	Mantech International Corp., Class A*	11,162
383	Mapinfo Corp.*	5,362
416	Marchex, Inc., Class B	5,608
725	Mastec, Inc.*	8,309
945	Mattson Technology, Inc.*	8,325
386	MAXIMUS, Inc.	11,634
258	Maxwell Technologies, Inc.*	3,563
249	Measurement Specialties, Inc.*	5,742
1,445	Mentor Graphics Corp.*	24,406
378	Mercury Computer Systems, Inc.*	4,808
672	Methode Electronics, Inc.	7,264
1,227	Micrel, Inc.*	14,307
700	Micros Systems, Inc.*	39,032
1,343	Microsemi Corp.*	27,209
172	MicroStrategy, Inc.*	21,684
953	Microtune, Inc.*	4,222
644	Midway Games, Inc.*	4,347
1,984	Mindspeed Technologies, Inc.*	4,821
783	MIPS Technologies, Inc.*	7,298
655	MKS Instruments, Inc.*	15,799
504	Mobility Electronics, Inc.*	1,643
394	Monolithic Power Systems, Inc.*	5,000
406	MoSys, Inc.*	3,155
1,858	MPS Group, Inc.*	26,607
2,250	MRV Communications, Inc.*	8,483
329	MTS Systems Corp.	12,430
150	Multi-Fineline Electronix, Inc.*	2,762
356	Neoware, Inc.*	4,194
494	Ness Technologies, Inc.*	6,862
908	Net 1 UEPS Technologies, Inc.*	24,298
597	Netgear, Inc.*	16,137
286	Netlogic Microsystems, Inc.*	7,133
240	Netratings, Inc.*	4,975
464	Netscout Systems, Inc.*	4,004
732	Newport Corp.*	13,074
108	Nextest Systems Corp.*	1,328
689	NIC, Inc.	3,645
530	Novatel Wireless, Inc.*	7,001
2,261	Nuance Communications, Inc.*	31,857
248	Omniture, Inc.*	3,856
958	Omnivision Technologies, Inc.*	12,416
2,741	ON Semiconductor Corp.*	26,917
406	Online Resources Corp.*	4,202
1,700	Openwave Systems, Inc.*	13,871
295	Oplink Communications, Inc.*	4,864
232	Opnet Technologies, Inc.*	3,285
1,474	Opsware, Inc.*	10,878
359	Optical Communication Products, Inc.*	506
107	Optium Corp.*	2,462
166	Orbcomm, Inc.*	2,138
266	OSI Systems, Inc.*	6,650
71	OYO Geospace Corp.*	4,826

See accompanying notes to schedules of portfolio investments.

625	Packeteer, Inc.*	7,500
1,651	Palm, Inc.*	27,324
2,006	Parametric Technology Corp.*	38,254
363	Park Electrochemical Corp.	10,149
339	Parkervision, Inc.*	3,698
739	Paxar Corp.*	17,019
379	PDF Solutions, Inc.*	4,317
258	Pegasystems, Inc.	2,281
333	Perficient, Inc.*	6,470
474	Pericom Semiconductor Corp.*	4,797
1,556	Perot Systems Corp., Class A*	26,172
307	Photon Dynamics, Inc.*	3,623
746	Photronics, Inc.*	11,503
847	Plantronics, Inc.	17,330
824	Plexus Corp.*	13,514
450	PLX Technology, Inc.*	4,514
1,571	Polycom, Inc.*	50,115
2,342	Powerwave Technologies, Inc.*	12,459
531	Presstek, Inc.*	3,122
739	Progress Software Corp.*	20,729
275	QAD, Inc.	2,302
296	Quality Systems, Inc.	12,115
3,496	Quantum Corp.*	8,635
1,207	Quest Software, Inc.*	19,698
499	Rackable Systems, Inc.*	8,688
471	Radiant Systems, Inc.*	5,652
380	Radisys Corp.*	5,974
324	Radyne Corp.*	3,169
694	RAE Systems, Inc.*	2,235
1,926	RealNetworks, Inc.*	15,716
142	Renaissance Learning, Inc.	1,917
3,446	RF Micro Devices, Inc.*	27,499
271	RightNow Technologies, Inc.*	4,518
276	Rofin-Sinar Technologies, Inc.*	16,599
313	Rogers Corp.*	15,152
441	Rudolph Technologies, Inc.*	7,188
1,278	S1 Corp.*	6,620
2,164	Safeguard Scientifics, Inc.*	6,124
469	SafeNet, Inc.*	12,874
1,468	Sapient Corp.*	9,160
588	SAVVIS, Inc.*	25,266
462	Scansource, Inc.*	12,779
958	Secure Computing Corp.*	8,220
396	Semitool, Inc.*	5,152
1,302	Semtech Corp.*	18,658
231	SI International, Inc.*	6,473
409	Sigma Designs, Inc.*	11,530
1,467	Silicon Image, Inc.*	12,924
1,629	Silicon Storage Technology, Inc.*	8,634
506	Sirenza Microdevices, Inc.*	3,922
925	Sirf Technology Holdings, Inc.*	26,446
2,889	Skyworks Solutions, Inc.*	19,067
431	Smith Micro Software, Inc.*	5,814
466	Sohu.com, Inc.*	10,746
462	Sonic Solutions, Inc.*	6,713
1,160	SonicWALL, Inc.*	10,115
4,547	Sonus Networks, Inc.*	34,966
348	SPSS, Inc.*	12,030
689	SRA International, Inc., Class A*	16,329
215	Staktek Holdings, Inc.*	875
400	Standard Microsystems Corp.*	11,428
204	Startek, Inc.	2,087
182	Stratasys, Inc.*	6,676
184	Sunpower Corp., Class A*	7,967
216	Supertex, Inc.*	8,867
1,620	Sybase, Inc.*	40,484
3,319	Sycamore Networks, Inc.*	12,712
526	SYKES Enterprises, Inc.*	8,437
828	Symmetricom, Inc.*	7,005
450	Synaptics, Inc.*	11,043
147	Synchronoss Technologies, Inc.*	2,647
225	SYNNEX Corp.*	4,253
152	Syntel, Inc.	5,454
1,288	Take-Two Interactive Software, Inc.*	22,926

See accompanying notes to schedules of portfolio investments.

578	Talx Corp.	19,669
730	Technitrol, Inc.	16,053
101	Techwell, Inc.*	1,214
1,040	Tekelec*	12,958
705	Terremark Worldwide, Inc.*	5,598
831	Tessera Technologies, Inc.*	33,589
330	TheStreet.com, Inc.	3,680
1,150	THQ, Inc.*	37,041
3,791	TIBCO Software, Inc.*	34,309
434	TNS, Inc.*	7,283
674	Transaction Systems Architects, Inc.*	23,792
3,522	Transmeta Corp.*	2,536
2,289	Transwitch Corp.*	3,113
55	Travelzoo, Inc.*	1,849
1,028	Trident Microsystems, Inc.*	22,729
3	Trimble Navigation Ltd.*	85
2,515	Triquint Semiconductor, Inc.*	12,574
752	TTM Technologies, Inc.*	8,527
705	Tyler Technologies, Inc.*	9,608
430	Ultimate Software Group, Inc.*	11,454
431	Ultratech, Inc.*	5,705
1,156	United Online, Inc.	15,200
426	Universal Display Corp.*	5,547
2,176	Utstarcom, Inc.*	20,106
1,183	VA Sortware Corp.*	5,099
1,727	Valueclick, Inc.*	45,765
1,031	Varian Semiconductor Equipment Associates, Inc.*	49,271
448	Vasco Data Security International*	7,880
545	Veeco Instruments, Inc.*	10,677
399	Viasat, Inc.*	13,630
536	Vignette Corp.*	9,562
279	Virage Logic Corp.*	2,282
337	Volterra Semiconductor Corp.*	4,745
753	WebEx Communications, Inc.*	32,703
979	webMethods, Inc.*	6,647
805	Websense, Inc.*	18,322
315	WebSideStory, Inc.*	4,001
1,358	Wind River Systems, Inc.*	14,123
603	Witness Systems, Inc.*	16,057
726	Wright Express Corp.*	20,676
514	X-Rite, Inc.	6,070
1,997	Zhone Technologies, Inc.*	2,317
883	Zoran Corp.*	14,542
325	Zygo Corp.*	5,197
		4,478,353
	Materials — 4.4%
179	A.M. Castle & Co.	5,155
117	AEP Industries, Inc.*	5,302
1,981	AK Steel Holding Corp.*	45,821
396	AMCOL International Corp.	11,227
319	American Vanguard Corp.	5,506
633	Aptargroup, Inc.	41,651
431	Arch Chemicals, Inc.	13,240
313	Balchem Corp.	4,636
1,007	Bowater, Inc.	24,349
350	Brush Engineered Materials, Inc.*	15,687
678	Buckeye Technologies, Inc.*	8,624
715	Calgon Carbon Corp.*	4,862
524	Caraustar Industries, Inc.*	4,124
417	Century Aluminum Co.*	18,986
991	CF Industries Holdings, Inc.	38,312
829	Chaparral Steel Co.*	41,309
357	Chesapeake Corp.	5,509
750	Cleveland-Cliffs, Inc.	42,300
5,006	Coeur d’Alene Mines Corp.*	22,627
576	Compass Minerals International, Inc.	18,818
183	Deltic Timber Corp.	9,483
769	Ferro Corp.	16,303
615	Georgia Gulf Corp.	11,796
436	Gibraltar Industries, Inc.	10,137
801	Glatfelter	13,593
1,363	Graphic Packaging Corp.*	6,542
297	Greif, Inc., Class A	34,877
1,059	H.B. Fuller Co.	26,443

See accompanying notes to schedules of portfolio investments.

761	Headwaters, Inc.*	17,937
2,146	Hecla Mining Co.*	16,523
2,046	Hercules, Inc.*	41,247
144	Innophos Holdings, Inc.	2,377
222	Innospec, Inc.	11,504
180	Koppers Holdings, Inc.	4,415
45	Kronos Worlwide, Inc.	1,536
498	MacDermid, Inc.	17,236
488	Mercer International, Inc.*	6,120
470	Metal Management, Inc.	18,819
358	Minerals Technologies, Inc.	22,157
480	Myers Industries, Inc.	8,174
266	Neenah Paper, Inc.	9,869
310	NewMarket Corp.	13,606
136	NL Industries	1,493
310	NN, Inc.	3,667
1,302	Olin Corp.	22,525
151	Olympic Steel, Inc.	4,445
528	OM Group, Inc.*	26,754
746	Omnova Solutions, Inc.*	4,536
212	Pioneer Cos., Inc.*	6,572
1,666	PolyOne Corp.*	11,179
680	Quanex Corp.	26,581
608	Rock-Tenn Co., Class A	19,742
634	Rockwood Holdings, Inc.*	17,276
350	Royal Gold, Inc.	11,585
410	RTI International Metals, Inc.*	35,375
469	Ryerson, Inc.	16,134
407	Schnitzer Steel Industries, Inc.	15,275
432	Schulman (A.), Inc.	9,111
278	Schweitzer-Mauduit International, Inc.	6,633
834	Sensient Technologies Corp.	20,425
419	Silgan Holdings, Inc.	20,619
577	Spartech Corp.	15,279
206	Steel Technologies, Inc.	6,040
110	Stepan Co.	2,975
744	Stillwater Mining Co.*	9,471
607	Symyx Technologies*	10,143
1,714	Terra Industries, Inc.*	29,909
417	Texas Industries, Inc.	33,031
745	Tronox, Inc., Class B	11,056
602	U.S. Concrete, Inc.*	5,261
1,222	W.R. Grace & Co.*	30,110
807	Wausau Paper Corp.	11,677
194	Wheeling-Pittsburgh Corp.*	4,801
1,304	Worthington Industries, Inc.	25,976
309	Zoltek Cos., Inc.*	9,134
		1,183,529
	Telecommunication Services — 1.2%
755	Alaska Communications Systems Group, Inc.	11,046
115	Atlantic Tele-Network, Inc.	3,243
297	Cbeyond, Inc.*	9,228
411	Centennial Communications Corp.*	3,239
4,447	Cincinnati Bell, Inc.*	20,323
378	Cogent Communications Group, Inc.*	8,528
385	Commonwealth Telephone Enterprises, Inc.	16,447
367	Consolidated Communications Holdings, Inc.	7,479
5,273	Covad Communications Group, Inc.*	6,328
346	CT Communications, Inc.	8,155
2,674	Dobson Communications Corp.*	23,745
169	Eschelon Telecom, Inc.*	4,027
496	Fairpoint Communications, Inc.	9,474
2,127	FiberTower Corp.*	11,337
963	General Communication, Inc., Class A*	14,281
343	Globalstar, Inc.*	4,013
393	Golden Telecom, Inc.	21,304
810	IDT Corp., Class B*	10,579
430	InPhonic, Inc.*	5,345
565	Iowa Telecommunications Services, Inc.	11,317
301	iPCS, Inc.*	15,426
270	North Pittsburgh Systems, Inc.	5,848
272	NTELOS Holdings Corp.*	5,078
1,302	Premiere Global Services, Inc.*	13,567
139	Shenandoah Telecom Co.	6,127

See accompanying notes to schedules of portfolio investments.

263	SureWest Communications	6,280
425	Syniverse Holdings, Inc.*	4,802
2,557	Time Warner Telecom, Inc., Class A*	56,280
493	USA Mobility, Inc.	9,554
563	Vonage Holdings Corp.*	2,928
1,029	Wireless Facilities, Inc.*	2,223
		337,551
	Utilities — 2.6%
452	Allete, Inc.	21,167
303	American States Water Co.	11,484
6,733	Aquila, Inc.*	27,875
936	Avista Corp.	21,902
599	Black Hills Corp.	21,594
345	California Water Service Group	13,207
207	Cascade Natural Gas Corp.	5,382
284	CH Energy Group, Inc.	13,450
1,017	Cleco Corp.	26,645
1,596	Duquesne Light Holdings, Inc.	32,095
872	El Paso Electric Co.*	20,527
539	Empire District Electric Co. (The)	12,931
124	EnergySouth, Inc.	4,924
771	Idacorp, Inc.	26,862
326	ITC Holdings Corp.	14,315
384	Laclede Group, Inc. (The)	11,981
369	MGE Energy, Inc.	12,328
505	New Jersey Resources Corp.	24,942
799	Nicor, Inc.	37,185
497	Northwest Natural Gas Co.	22,002
639	NorthWestern Corp.	23,042
156	Ormat Technologies, Inc.	6,061
530	Otter Tail Corp.	17,342
1,375	Piedmont Natural Gas Co.	34,554
1,366	PNM Resources, Inc.	41,745
484	Portland General Electric Co.	13,692
271	SJW Corp.	9,328
525	South Jersey Industries, Inc.	18,165
722	Southwest Gas Corp.	26,801
408	Southwest Water Co.	5,173
442	UIL Holdings Corp.	16,102
631	Unisource Energy Corp.	23,921
1,569	Westar Energy, Inc.	42,159
878	WGL Holdings, Inc.	27,674
		688,557
	Total Common Stock
	(Cost $23,927,757)	24,111,967

Principal Amount
	Repurchase Agreements — 9.2%
$870,326	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $870,453 **	870,326

1,567,355	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $1,567,585 ***	1,567,355

	Total Repurchase Agreements
	(Cost $2,437,681)	2,437,681

	Total Investments
	(Cost $26,365,438) — 99.7%	26,549,648
	Other assets less liabilities — 0.3%	76,741
	Net Assets — 100.0%	$26,626,389

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $887,705. The investment

See accompanying notes to schedules of portfolio investments.

in the repurchase agreement is through participation in a pooled account.
***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $1,645,737. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$884,945
Aggregated gross unrealized depreciation	(701,055)
Net unrealized appreciation	$183,890

Federal income tax cost of investments	$26,365,758

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000® Index Futures Contracts	7	March - 07	$554,820	$3,252

Cash collateral in the amount of $29,202 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Ultra Russell2000 had the following open swap agreement as of February, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 03/27/07	$28,513,439	$20,528

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.2%
	Consumer Discretionary — 7.8%
9	AnnTaylor Stores Corp.*	$319
99	Autoliv, Inc.	5,648
198	Autonation, Inc.*	4,348
54	Barnes & Noble, Inc.	2,211
27	Beazer Homes USA, Inc.	1,065
9	Black & Decker Corp.	759
63	BorgWarner, Inc.	4,639
99	Brunswick Corp.	3,232
135	Cablevision Systems Corp.	3,977
837	CBS Corp., Class B	25,403
81	Centex Corp.	3,755
18	Circuit City Stores, Inc.	343
621	Clear Channel Communications, Inc.	22,468
1,796	Comcast Corp., Class A*	46,180
9	CTC Media, Inc.*	190
81	Dillards, Inc., Class A	2,705
252	Discovery Holding Co., Class A*	4,047
27	Dollar General Corp.	456
117	Dollar Tree Stores, Inc.*	3,991
180	DR Horton, Inc.	4,567
18	DreamWorks Animation SKG, Inc., Class A*	483
360	Eastman Kodak Co.	8,597
243	Expedia, Inc.*	5,166
90	Family Dollar Stores, Inc.	2,607
630	Federated Department Stores, Inc.	28,136
171	Foot Locker, Inc.	3,885
2,241	Ford Motor Co.	17,749
117	Fortune Brands, Inc.	9,407
297	Gannett Co., Inc.	18,194
288	Gap, Inc. (The)	5,527
585	General Motors Corp.	18,673
18	Gentex Corp.	301
216	Genuine Parts Co.	10,519
54	Hanesbrands, Inc.*	1,545
63	Harrah’s Entertainment, Inc.	5,323
198	Hasbro, Inc.	5,601
36	Hearst-Argyle Television, Inc.	937
198	Home Depot, Inc.	7,841
135	IAC/InterActiveCorp.*	5,292
180	Idearc, Inc.*	6,120
45	International Speedway Corp., Class A	2,394
36	Jarden Corp.*	1,319
108	Johnson Controls, Inc.	10,130
144	Jones Apparel Group, Inc.	4,740
45	KB Home	2,232
9	Laureate Education, Inc.*	537
99	Leggett & Platt, Inc.	2,358
99	Lennar Corp., Class A	4,875
315	Liberty Global, Inc. Class A*	9,069
171	Liberty Media Corp. - Capital, Class A*	18,448
189	Liberty Media Corp. - Interactive, Class A*	4,455
126	Liz Claiborne, Inc.	5,670
486	Mattel, Inc.	12,641
63	McClatchy Co., Class A	2,357
1,521	McDonald’s Corp.	66,498
27	MDC Holdings, Inc.	1,379
54	Mohawk Industries, Inc.*	4,726
162	New York Times Co., Class A	4,006
135	Newell Rubbermaid, Inc.	4,134
918	News Corp., Class A	20,683
90	OfficeMax, Inc.	4,671
36	OSI Restaurant Partners, Inc.	1,440
135	Pulte Homes, Inc.	3,991
81	R.H. Donnelley Corp.	5,796
36	RadioShack Corp.	899
36	Ryland Group, Inc.	1,734
171	Saks, Inc.	3,304
72	Sally Beauty Holdings, Inc.*	652
108	Sears Holdings Corp.*	19,467
369	Service Corp. International	4,328
252	ServiceMaster Co. (The)	3,442
54	Sherwin-Williams Co. (The)	3,594
63	Snap-On, Inc.	3,156
54	Standard-Pacific Corp.	1,379
27	Stanley Works (The)	1,500
45	Starwood Hotels & Resorts Worldwide, Inc.	2,961
63	Tiffany & Co.	2,743
4,599	Time Warner, Inc.	93,590
126	Toll Brothers, Inc.*	3,762
225	Tribune Co.	6,757
54	TRW Automotive Holdings Corp.*	1,645

See accompanying notes to schedules of portfolio investments.

63	United Auto Group, Inc.	1,383
81	Univision Communications, Inc., Class A*	2,916
108	V.F. Corp.	8,619
360	Virgin Media, Inc.	9,436
1,647	Walt Disney Co. (The)	56,426
54	Warner Music Group Corp.	1,077
9	Washington Post Co. (The), Class B	6,894
90	Wendy’s International, Inc.	2,888
90	Whirlpool Corp.	7,939
216	Wyndham Worldwide Corp.*	7,603
		760,849
	Consumer Staples — 6.8%
72	Alberto-Culver Co.	1,595
1,413	Altria Group, Inc.	119,088
342	Anheuser-Busch Cos., Inc.	16,785
810	Archer-Daniels-Midland Co.	27,848
9	Bare Escentuals, Inc.*	313
81	BJ’s Wholesale Club, Inc.*	2,615
117	Campbell Soup Co.	4,777
189	Clorox Co.	11,975
855	Coca-Cola Co. (The)	39,911
378	Coca-Cola Enterprises, Inc.	7,594
63	Colgate-Palmolive Co.	4,244
648	ConAgra Foods, Inc.	16,349
198	Constellation Brands, Inc., Class A*	4,645
90	Corn Products International, Inc.	2,877
189	Costco Wholesale Corp.	10,563
99	CVS Corp.	3,110
171	Dean Foods Co.*	7,702
252	Del Monte Foods Co.	2,898
18	Energizer Holdings, Inc.*	1,547
396	General Mills, Inc.	22,319
180	H.J. Heinz Co.	8,257
27	Hershey Co. (The)	1,428
90	Hormel Foods Corp.	3,285
72	JM Smucker Co. (The)	3,571
81	Kellogg Co.	4,043
243	Kimberly-Clark Corp.	16,551
261	Kraft Foods, Inc.	8,331
783	Kroger Co. (The)	20,100
117	Loews Corp.- Carolina Group	8,427
36	McCormick & Co., Inc. (Non-Voting)	1,378
63	Molson Coors Brewing Co., Class B	5,320
81	Pepsi Bottling Group, Inc.	2,511
81	PepsiAmericas, Inc.	1,726
3,231	Procter & Gamble Co.	205,136
216	Reynolds American, Inc.	13,187
657	Rite Aid Corp.*	3,922
558	Safeway, Inc.	19,290
450	Sara Lee Corp.	7,407
126	Smithfield Foods, Inc.*	3,680
252	Supervalu, Inc.	9,314
279	Tyson Foods, Inc., Class A	5,092
90	UST, Inc.	5,225
		665,936
	Energy — 12.2%
567	Anadarko Petroleum Corp.	22,810
414	Apache Corp.	28,371
63	Cabot Oil & Gas Corp.	4,256
513	Chesapeake Energy Corp.	15,641
2,754	Chevron Corp.	188,952
99	Cimarex Energy Co.	3,456
2,052	ConocoPhillips	134,242
549	Devon Energy Corp.	36,075
54	El Paso Corp.	777
162	EOG Resources, Inc.	10,974
7,074	Exxon Mobil Corp.	507,064
72	Forest Oil Corp.*	2,297
63	Frontier Oil Corp.	1,862
297	Hess Corp.	15,756
450	Marathon Oil Corp.	40,833
234	Murphy Oil Corp.	12,126
18	National Oilwell Varco, Inc.*	1,253
162	Newfield Exploration Co.*	7,002
216	Noble Energy, Inc.	12,435
1,062	Occidental Petroleum Corp.	49,043
36	Overseas Shipholding Group	2,181
153	Pioneer Natural Resources Co.	5,883
72	Pogo Producing Co.	3,441
36	Pride International, Inc.*	1,037
9	Rowan Cos., Inc.	276
27	SEACOR Holdings, Inc.*	2,614
765	Spectra Energy Corp.	19,683
72	Sunoco, Inc.	4,645
81	Tesoro Corp.	7,382
27	Tidewater, Inc.	1,403
765	Valero Energy Corp.	44,102
180	Williams Cos., Inc.	4,855
		1,192,727

See accompanying notes to schedules of portfolio investments.

	Financials — 31.8%
99	AG Edwards, Inc.	6,357
9	Alleghany Corp.*	3,516
171	Allied Capital Corp.	5,327
792	Allstate Corp. (The)	47,567
108	AMB Property Corp. (REIT)	6,348
117	AMBAC Financial Group, Inc.	10,254
189	American Capital Strategies Ltd.	8,407
108	American Financial Group, Inc.	3,780
2,376	American International Group, Inc.	159,430
18	American National Insurance	2,290
108	AmeriCredit Corp.*	2,637
270	Ameriprise Financial, Inc.	15,784
243	Annaly Capital Management, Inc. (REIT)	3,407
396	AON Corp.	14,909
117	Apartment Investment & Management Co. (REIT)	6,887
261	Archstone-Smith Trust (REIT)	14,723
81	Arthur J. Gallagher & Co.	2,319
162	Associated Banc-Corp.	5,602
162	Assurant, Inc.	8,659
117	Astoria Financial Corp.	3,308
99	AvalonBay Communities, Inc. (REIT)	13,618
99	Bancorpsouth, Inc.	2,465
5,661	Bank of America Corp.	287,975
18	Bank of Hawaii Corp.	931
891	Bank of New York Co., Inc. (The)	36,192
675	BB&T Corp.	28,674
153	Bear Stearns Co., Inc. (The)	23,293
27	BOK Financial Corp.	1,353
144	Boston Properties, Inc. (REIT)	17,294
117	Brandywine Realty Trust (REIT)	4,171
63	BRE Properties, Inc. (REIT)	4,180
72	Camden Property Trust (REIT)	5,183
441	Capital One Financial Corp.	33,992
45	CapitalSource, Inc. (REIT)	1,161
27	Capitol Federal Financial	1,011
81	CBL & Associates Properties, Inc. (REIT)	3,818
513	Chubb Corp.	26,189
189	Cincinnati Financial Corp.	8,169
243	CIT Group, Inc.	13,722
6,165	Citigroup, Inc.	310,716
54	City National Corp.	3,898
27	CNA Financial Corp.*	1,109
189	Colonial BancGroup, Inc. (The)	4,882
54	Colonial Properties Trust (REIT)	2,481
198	Comerica, Inc.	11,957
90	Commerce Bancshares, Inc.	4,450
162	Compass Bancshares, Inc.	11,180
189	Conseco, Inc.*	3,771
756	Countrywide Financial Corp.	28,940
45	Cullen/Frost Bankers, Inc.	2,434
90	Developers Diversified Realty Corp. (REIT)	5,900
72	Douglas Emmett, Inc. (REIT)	1,992
171	Duke Realty Corp. (REIT)	7,534
36	E*Trade Financial Corp.*	831
9	East West Bancorp, Inc.	335
360	Equity Residential (REIT)	18,284
63	Erie Indemnity Co., Class A	3,396
18	Essex Property Trust, Inc. (REIT)	2,500
1,206	Fannie Mae	68,416
36	Federal Realty Investment Trust (REIT)	3,258
270	Fidelity National Financial, Inc., Class A	6,480
594	Fifth Third Bancorp	23,926
108	First American Corp.	5,092
9	First Citizens BancShares, Inc., Class A	1,886
153	First Horizon National Corp.	6,602
423	Freddie Mac	27,148
216	Fulton Financial Corp.	3,320
99	General Growth Properties, Inc. (REIT)	6,280
567	Genworth Financial, Inc.	20,055
117	Goldman Sachs Group, Inc. (The)	23,587
36	Hanover Insurance Group, Inc. (The)	1,691
378	Hartford Financial Services Group, Inc.	35,744
63	HCC Insurance Holdings, Inc.	1,975
243	Health Care Property Investors, Inc. (REIT)	8,935
90	Health Care REIT, Inc. (REIT)	4,033
108	Hospitality Properties Trust (REIT)	4,976
639	Host Hotels & Resorts, Inc. (REIT)	16,793
261	HRPT Properties Trust (REIT)	3,372
360	Hudson City Bancorp, Inc.	4,824
306	Huntington Bancshares, Inc.	7,084
72	IndyMac Bancorp, Inc.	2,472
153	iStar Financial, Inc. (REIT)	7,321
126	Janus Capital Group, Inc.	2,677
144	Jeffries Group, Inc.	3,895
4,311	JPMorgan Chase & Co.	212,963
504	Keycorp	19,021

See accompanying notes to schedules of portfolio investments.

279	Kimco Realty Corp. (REIT)	14,023
72	Legg Mason, Inc.	7,397
576	Lehman Brothers Holdings, Inc.	42,221
198	Leucadia National Corp.	5,605
108	Liberty Property Trust (REIT)	5,535
351	Lincoln National Corp.	23,921
549	Loews Corp.	23,849
90	M&T Bank Corp.	10,793
81	Mack-Cali Realty Corp. (REIT)	4,186
9	Markel Corp.*	4,310
684	Marsh & McLennan Cos., Inc.	20,123
315	Marshall & Ilsley Corp.	14,972
171	MBIA, Inc.	11,366
54	Mellon Financial Corp.	2,345
153	Mercantile Bankshares Corp.	7,203
36	Mercury General Corp.	1,919
936	Merrill Lynch & Co., Inc.	78,324
576	MetLife, Inc.	36,374
99	MGIC Investment Corp.	5,975
1,188	Morgan Stanley	89,005
756	National City Corp.	28,615
63	Nationwide Financial Services	3,377
9	Nelnet, Inc., Class A	232
54	New Century Financial Corp. (REIT)	826
126	New Plan Excel Realty Trust (REIT)	4,207
369	New York Community Bancorp, Inc.	6,177
18	Northern Trust Corp.	1,085
9	Nymex Holdings, Inc.*	1,156
99	NYSE Group, Inc.*	8,405
288	Old Republic International Corp.	6,428
9	Philadelphia Consolidated Holding Co.*	413
225	Plum Creek Timber Co., Inc. (REIT)	8,923
99	PMI Group, Inc. (The)	4,640
369	PNC Financial Services Group, Inc.	27,051
342	Popular, Inc.	5,988
324	Principal Financial Group, Inc.	19,728
711	Progressive Corp. (The)	16,303
306	Prologis (REIT)	20,236
90	Protective Life Corp.	3,997
522	Prudential Financial, Inc.*	47,471
54	Public Storage, Inc. (REIT)	5,469
99	Radian Group, Inc.	5,688
108	Raymond James Financial, Inc.	3,251
90	Rayonier, Inc. (REIT)	4,019
234	Realogy Corp.*	6,922
81	Regency Centers Corp. (REIT)	6,945
909	Regions Financial Corp.	32,560
36	Reinsurance Group of America, Inc.	2,055
144	Safeco Corp.	9,608
126	Simon Property Group, Inc. (REIT)	14,205
126	Sky Financial Group, Inc	3,542
9	SL Green Realty Corp. (REIT)	1,313
90	South Financial Group, Inc. (The)	2,410
486	Sovereign Bancorp, Inc.	12,281
72	Stancorp Financial Group, Inc.	3,470
27	State Street Corp.	1,769
9	Student Loan Corp. (The)	1,724
450	SunTrust Banks, Inc.	37,939
189	Synovus Financial Corp.	6,118
27	Taubman Centers, Inc. (REIT)	1,606
99	TCF Financial Corp.	2,618
126	TD Banknorth, Inc.	4,046
135	Thornburg Mortgage, Inc. (REIT)	3,418
126	Torchmark Corp.	8,054
18	Transatlantic Holdings, Inc.	1,190
864	Travelers Cos Inc. (The)	43,857
63	UnionBanCal Corp.	3,854
63	Unitrin, Inc.	2,883
423	Unum Group	9,056
2,214	US Bancorp	78,951
144	Valley National Bancorp	3,626
54	Ventas, Inc. (REIT)	2,475
162	Vornado Realty Trust (REIT)	20,606
2,151	Wachovia Corp.	119,101
108	Washington Federal, Inc.	2,568
1,188	Washington Mutual, Inc.	51,179
63	Webster Financial Corp.	3,112
72	Weingarten Realty Investors (REIT)	3,560
3,537	Wells Fargo & Co.	122,734
9	Wesco Financial Corp.	4,270
81	Whitney Holding Corp.	2,569
81	Wilmington Trust Corp.	3,453
90	WR Berkley Corp.	2,934
135	Zions Bancorporation	11,526
		3,104,556
	Health Care — 6.2%
378	Abbott Laboratories	20,646
324	Aetna, Inc.	14,344

See accompanying notes to schedules of portfolio investments.

189	AmerisourceBergen Corp.	9,955
45	Applera Corp.- Applied Biosystems Group	1,390
54	Bausch & Lomb, Inc.	2,822
9	Beckman Coulter, Inc.	577
216	Biogen Idec, Inc.*	9,761
1,323	Bristol-Myers Squibb Co.	34,914
45	Caremark Rx, Inc.	2,772
63	Charles River Laboratories International, Inc.*	2,889
126	Cigna Corp.	17,955
45	Community Health Systems, Inc.*	1,676
27	Cooper Cos., Inc. (The)	1,239
297	Eli Lilly & Co.	15,634
225	Health Management Associates, Inc., Class A	4,491
9	Health Net, Inc.*	481
45	Hillenbrand Industries, Inc.	2,691
72	IMS Health, Inc.	2,079
36	Invitrogen Corp.*	2,277
423	Johnson & Johnson	26,670
297	King Pharmaceuticals, Inc.*	5,539
45	LifePoint Hospitals, Inc.*	1,647
117	McKesson Corp.	6,524
144	Medco Health Solutions, Inc.*	9,736
1,881	Merck & Co., Inc.	83,065
180	Millennium Pharmaceuticals, Inc.*	1,944
81	Omnicare, Inc.	3,365
72	PerkinElmer, Inc.	1,706
9,090	Pfizer, Inc.	226,886
189	Tenet Healthcare Corp.*	1,291
270	Thermo Fisher Scientific, Inc.*	12,223
90	Triad Hospitals, Inc.*	4,415
45	Universal Health Services, Inc., Class B	2,604
126	Watson Pharmaceuticals, Inc.*	3,321
423	WellPoint, Inc.*	33,582
648	Wyeth	31,700
		604,811
	Industrials — 6.2%
108	Adesa, Inc.	2,970
108	AGCO Corp.*	3,915
54	Alexander & Baldwin, Inc.	2,669
27	Alliant Techsystems, Inc.*	2,337
288	Allied Waste Industries, Inc.*	3,692
63	AMR Corp.*	2,148
36	Armor Holdings, Inc.*	2,292
108	Avis Budget Group, Inc.*	2,872
9	Brink’s Co. (The)	533
9	Carlisle Cos., Inc.	784
27	Corrections Corp. of America*	1,414
63	Crane Co.	2,400
279	CSX Corp.	10,510
9	Cummins, Inc.	1,212
288	Deere & Co.	31,225
27	Dover Corp.	1,290
36	DRS Technologies, Inc.	1,908
189	Eaton Corp.	15,311
63	Emerson Electric Co.	2,715
18	Equifax, Inc.	697
63	Flowserve Corp.*	3,271
27	GATX Corp.	1,246
504	General Dynamics Corp.	38,536
6,633	General Electric Co.	231,624
9	Goodrich Corp.	442
36	Hertz Global Holdings, Inc.*	765
558	Honeywell International, Inc.	25,913
54	Hubbell, Inc., Class B	2,608
72	ITT Corp.	4,264
63	Kansas City Southern*	2,018
18	KBR, Inc.*	409
45	Kennametal, Inc.	2,754
144	L-3 Communications Holdings, Inc.	12,542
99	Laidlaw International, Inc.	3,384
72	Lennox International, Inc.	2,471
18	Manpower, Inc.	1,337
198	Masco Corp.	5,910
225	Norfolk Southern Corp.	10,665
396	Northrop Grumman Corp.	28,453
126	Paccar, Inc.	8,756
126	Pall Corp.	4,357

See accompanying notes to schedules of portfolio investments.

90	Parker Hannifin Corp.	7,415
81	Pentair, Inc.	2,529
117	Pitney Bowes, Inc.	5,582
72	Quanta Services, Inc.*	1,670
270	R.R. Donnelley & Sons Co.	9,769
288	Raytheon Co.	15,422
9	Republic Services, Inc.	379
72	Ryder System, Inc.	3,704
99	Shaw Group, Inc. (The)*	3,047
414	Southwest Airlines Co.	6,264
18	Spirit Aerosystems Holdings, Inc., Class A*	531
72	SPX Corp.	5,033
18	Steelcase, Inc.	350
36	Swift Transportation Co., Inc.*	1,108
54	Teleflex, Inc.	3,614
63	Terex Corp.*	4,148
9	Textron, Inc.	831
99	Timken Co.	2,829
9	Trinity Industries, Inc.	377
135	UAL Corp.*	5,399
180	Union Pacific Corp.	17,753
81	United Rentals, Inc.*	2,315
108	United Technologies Corp.	7,088
63	URS Corp.*	2,619
54	USG Corp.*	2,926
72	Waste Management, Inc.	2,452
27	WW Grainger, Inc.	2,083
72	YRC Worldwide, Inc.*	3,130
		604,986
	Information Technology — 3.0%
18	ADC Telecommunications, Inc.*	296
72	Affiliated Computer Services, Inc., Class A*	3,742
126	Arrow Electronics, Inc.*	4,828
531	Atmel Corp.*	2,942
531	Avaya, Inc.*	6,521
90	Avnet, Inc.*	3,291
36	AVX Corp.	550
432	CA, Inc.	11,254
54	Cadence Design Systems, Inc.*	1,077
18	Ceridian Corp.*	587
81	Ciena Corp.*	2,549
216	Computer Sciences Corp.*	11,433
441	Compuware Corp.*	4,035
162	Convergys Corp.*	4,167
18	Cree, Inc.*	317
18	Cypress Semiconductor Corp.*	342
18	Diebold, Inc.	853
279	Electronic Data Systems Corp.	7,818
333	EMC Corp.*	4,645
18	Fair Isaac Corp.	703
72	Fairchild Semiconductor International, Inc.*	1,347
207	Fidelity National Information Services, Inc.	9,512
126	Hewitt Associates, Inc., Class A*	3,782
1,368	Hewlett-Packard Co.	53,872
171	Ingram Micro, Inc.*	3,322
135	Integrated Device Technology, Inc.*	2,190
171	International Business Machines Corp.	15,905
36	International Rectifier Corp.*	1,545
99	Intersil Corp., Class A	2,619
324	Juniper Networks, Inc.*	6,127
54	Kla-Tencor Corp.	2,794
27	Lexmark International, Inc., Class A*	1,635
135	LSI Logic Corp.*	1,369
18	McAfee, Inc.*	542
486	Micron Technology, Inc.*	5,764
657	Motorola, Inc.	12,168
180	NCR Corp.*	8,316
423	Novell, Inc.*	2,800
99	Novellus Systems, Inc.*	3,188
9	Rambus, Inc.*	179
9	Riverbed Technology, Inc.*	286
162	Sabre Holdings Corp., Class A	5,237
396	Sanmina-SCI Corp.*	1,469
603	Solectron Corp.*	1,942
45	Spansion, Inc., Class A*	547
3,960	Sun Microsystems, Inc.*	24,275
657	Symantec Corp.*	11,235
162	Synopsys, Inc.*	4,144
72	Tech Data Corp.*	2,684
27	Tektronix, Inc.	772
558	Tellabs, Inc.*	5,848
54	Teradyne, Inc.*	870
423	Unisys Corp.*	3,591
18	VeriSign, Inc.*	455
162	Vishay Intertechnology, Inc.*	2,308
1,197	Xerox Corp.*	20,672
		297,261

See accompanying notes to schedules of portfolio investments.

	Materials — 3.7%
243	Air Products & Chemicals, Inc.	18,181
9	Airgas, Inc.	371
45	Albemarle Corp.	3,683
648	Alcoa, Inc.	21,650
72	Ashland, Inc.	4,721
126	Bemis Co., Inc.	4,174
45	Cabot Corp.	2,012
9	Carpenter Technology Corp.	1,067
45	Celanese Corp., Class A	1,286
297	Chemtura Corp.	3,410
153	Commercial Metals Co.	4,214
54	Cytec Industries, Inc.	3,176
1,197	Dow Chemical Co. (The)	52,429
99	Eastman Chemical Co.	5,853
225	El Du Pont de Nemours & Co.	11,419
45	FMC Corp.	3,311
108	Freeport-McMoRan Copper & Gold, Inc., Class B	6,200
36	Huntsman Corp.*	736
36	International Flavors & Fragrances, Inc.	1,685
567	International Paper Co.	20,418
135	Louisiana-Pacific Corp.	2,786
81	Lubrizol Corp.	4,212
270	Lyondell Chemical Co.	8,602
225	MeadWestvaco Corp.	6,851
180	Mosaic Co. (The)*	4,579
27	Newmont Mining Corp.	1,217
387	Nucor Corp.	23,557
252	Phelps Dodge Corp.	31,477
180	PPG Industries, Inc.	11,925
81	Reliance Steel & Aluminum Co.	3,698
171	Rohm & Haas Co.	9,039
144	RPM International, Inc.	3,370
18	Scotts Miracle-Gro Co. (The), Class A	794
63	Sealed Air Corp.	4,060
99	Sigma-Aldrich Corp.	4,059
315	Smurfit-Stone Container Corp.*	3,887
126	Sonoco Products Co.	4,665
117	Steel Dynamics, Inc.	4,416
135	Temple-Inland, Inc.	8,073
153	United States Steel Corp.	13,559
126	Valspar Corp.	3,416
18	Westlake Chemical Corp.	535
306	Weyerhaeuser Co.	26,276
		355,049
	Telecommunication Services — 5.7%
486	Alltel Corp.	29,447
7,794	AT&T, Inc.	286,819
144	CenturyTel, Inc.	6,444
234	Citizens Communications Co.	3,526
27	Crown Castle International Corp.*	885
189	Embarq Corp.	10,461
36	Leap Wireless International, Inc.*	2,432
126	Level 3 Communications, Inc.*	828
1,962	Qwest Communications International, Inc.*	17,423
2,736	Sprint Nextel Corp.	52,750
63	Telephone & Data Systems, Inc.	3,508
9	U.S. Cellular Corp.*	646
3,618	Verizon Communications, Inc.	135,422
549	Windstream Corp.	8,262
		558,853
	Utilities — 5.8%
99	AGL Resources, Inc.	4,032
144	Alliant Energy Corp.	6,022
252	Ameren Corp.	13,162
486	American Electric Power Co., Inc.	21,802
63	Aqua America, Inc.	1,436
108	Atmos Energy Corp.	3,404
387	Centerpoint Energy, Inc.	6,904
270	CMS Energy Corp.	4,712
306	Consolidated Edison, Inc.	14,865
198	Constellation Energy Group, Inc.	15,577
432	Dominion Resources, Inc.	36,949
117	DPL, Inc.	3,530
225	DTE Energy Co.	10,418
1,530	Duke Energy Corp.	30,126
468	Dynegy, Inc., Class A*	3,842
405	Edison International	19,003
90	Energen Corp.	4,363
180	Energy East Corp.	4,448
261	Entergy Corp.	25,761
18	Equitable Resources, Inc.	768
126	Exelon Corp.	8,307
405	FirstEnergy Corp.	25,341
504	FPL Group, Inc.	29,771
99	Great Plains Energy, Inc.	3,078
99	Hawaiian Electric Industries, Inc.	2,591
54	Integrys Energy Group, Inc.	3,010

See accompanying notes to schedules of portfolio investments.

216	KeySpan Corp.	8,865
225	MDU Resources Group, Inc.	5,947
315	Mirant Corp.*	11,737
108	National Fuel Gas Co.	4,510
342	NiSource, Inc.	8,136
189	Northeast Utilities	5,492
108	NRG Energy, Inc.*	7,154
135	NSTAR	4,618
117	OGE Energy Corp.	4,517
135	Oneok, Inc.	5,624
234	Pepco Holdings, Inc.	6,229
432	PG&E Corp.	20,053
126	Pinnacle West Capital Corp.	5,975
468	PPL Corp.	17,793
315	Progress Energy, Inc.	15,391
315	Public Service Enterprise Group, Inc.	23,594
144	Puget Energy, Inc.	3,552
9	Questar Corp.	757
378	Reliant Energy, Inc.*	6,392
144	SCANA Corp.	6,009
324	Sempra Energy	19,456
270	Sierra Pacific Resources*	4,687
918	Southern Co.	32,864
135	Southern Union Co.	3,956
261	TECO Energy, Inc.	4,377
135	UGI Corp.	3,525
99	Vectren Corp.	2,773
144	Wisconsin Energy Corp.	6,905
504	Xcel Energy, Inc.	11,910
		566,020
	Total Common Stock (Cost $9,035,839)	8,711,048

Principal Amount
	Repurchase Agreements — 10.1%
$351,559	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $351,611 **	351,559

633,117	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $633,210 ***	633,117

	Total Repurchase Agreements (Cost $984,676)	984,676

	Total Investments (Cost $10,020,515) — 99.3%	9,695,724
	Other assets less liabilities — 0.7%	64,839
	Net Assets — 100.0%	$9,760,563

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $358,579. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $664,779. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	14,828
Aggregate gross unrealized depreciation	(339,619)
Net unrealized depreciation	$(324,791)

Federal income tax cost of investments	$10,020,515

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Russell 1000® Value Index, expiring 03/27/07	$10,710,103	$65,946

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.6%
	Consumer Discretionary — 12.8%
108	Abercrombie & Fitch Co.	$8,442
135	Advance Auto Parts, Inc.	5,083
378	Amazon.Com, Inc.*	14,795
207	American Eagle Outfitters	6,427
81	AnnTaylor Stores Corp.*	2,875
171	Apollo Group, Inc., Class A*	8,087
63	Autozone, Inc.*	7,893
18	Barnes & Noble, Inc.	737
27	Beazer Homes USA, Inc.	1,065
342	Bed Bath & Beyond, Inc.*	13,642
486	Best Buy Co., Inc.	22,584
72	Black & Decker Corp.	6,067
9	BorgWarner, Inc.	663
54	Boyd Gaming Corp.	2,531
153	Brinker International, Inc.	5,204
18	Brunswick Corp.	588
27	Burger King Holdings, Inc.	575
135	Cablevision Systems Corp.	3,977
117	Career Education Corp.*	3,461
126	Carmax, Inc.*	6,640
63	Centex Corp.	2,921
99	Cheesecake Factory (The)*	2,702
216	Chico’s FAS, Inc.*	4,845
45	Choice Hotels International, Inc.	1,687
198	Circuit City Stores, Inc.	3,768
117	Claire’s Stores, Inc.	3,760
45	Clear Channel Outdoor Holdings, Inc., Class A*	1,247
468	Coach, Inc.*	22,090
72	Coldwater Creek, Inc.*	1,325
1,809	Comcast Corp., Class A*	46,527
18	CTC Media, Inc.*	380
180	Darden Restaurants, Inc.	7,373
45	Dick’s Sporting Goods, Inc.*	2,355
981	DIRECTV Group, Inc. (The)*	22,131
99	Discovery Holding Co., Class A*	1,590
360	Dollar General Corp.	6,077
18	Dollar Tree Stores, Inc.*	614
72	Dow Jones & Co., Inc.	2,596
207	DR Horton, Inc.	5,252
27	DreamWorks Animation SKG, Inc., Class A*	724
252	EchoStar Communications Corp., Class A*	10,231
99	EW Scripps Co., Class A	4,490
27	Expedia, Inc.*	574
99	Family Dollar Stores, Inc.	2,868
54	Federated Department Stores, Inc.	2,412
18	Foot Locker, Inc.	409
63	Fortune Brands, Inc.	5,065
81	GameStop Corp., Class A*	4,246
342	Gap, Inc. (The)	6,563
162	Gentex Corp.	2,707
63	Getty Images, Inc.*	3,304
216	Goodyear Tire & Rubber Co. (The) *	5,318
405	H&R Block, Inc.	8,821
63	Hanesbrands, Inc.*	1,802
324	Harley-Davidson, Inc.	21,352
81	Harman International Industries, Inc.	8,032
171	Harrah’s Entertainment, Inc.	14,448
72	Harte-Hanks, Inc.	1,976
468	Hilton Hotels Corp.	16,520
2,394	Home Depot, Inc.	94,802
81	IAC/InterActiveCorp.*	3,175
414	International Game Technology	17,078
531	Interpublic Group of Cos., Inc.*	6,685
54	ITT Educational Services, Inc.*	4,319
27	Jarden Corp.*	989
288	JC Penney Co., Inc.	23,360
54	John Wiley & Sons, Inc.	2,080

See accompanying notes to schedules of portfolio investments.

135	Johnson Controls, Inc.	12,663
54	KB Home	2,678
396	Kohl’s Corp.*	27,320
99	Lamar Advertising Co., Class A*	6,341
171	Las Vegas Sands Corp.*	14,754
45	Laureate Education, Inc.*	2,686
126	Leggett & Platt, Inc.	3,001
63	Lennar Corp., Class A	3,102
180	Liberty Global, Inc. Class A*	5,182
612	Liberty Media Corp. - Interactive, Class A*	14,425
414	Limited Brands, Inc.	11,460
1,899	Lowe’s Cos., Inc.	61,831
414	Marriott International, Inc., Class A	19,835
9	McClatchy Co., Class A	337
441	McGraw-Hill Cos., Inc. (The)	28,493
18	MDC Holdings, Inc.	919
36	Meredith Corp.	2,105
144	MGM Mirage*	10,227
9	Mohawk Industries, Inc.*	788
207	Newell Rubbermaid, Inc.	6,338
1,908	News Corp., Class A	42,987
234	Nike, Inc., Class B	24,446
288	Nordstrom, Inc.	15,290
36	NutriSystem, Inc.*	1,625
9	NVR, Inc.*	6,093
135	O’Reilly Automotive, Inc.*	4,648
351	Office Depot, Inc.*	11,709
207	Omnicom Group, Inc.	21,447
45	OSI Restaurant Partners, Inc.	1,800
36	Panera Bread Co., Class A*	2,204
90	Penn National Gaming, Inc.*	4,197
171	PetSmart, Inc.	5,183
72	Polo Ralph Lauren Corp.	6,263
63	Pool Corp.	2,211
126	Pulte Homes, Inc.	3,725
126	RadioShack Corp.	3,146
81	Regal Entertainment Group, Class A	1,731
171	Ross Stores, Inc.	5,604
18	Ryland Group, Inc.	867
18	Sally Beauty Holdings, Inc.*	163
81	Scientific Games Corp.*	2,649
108	ServiceMaster Co. (The)	1,475
81	Sherwin-Williams Co. (The)	5,391
1,719	Sirius Satellite Radio, Inc.*	6,274
9	Snap-On, Inc.	451
27	Standard-Pacific Corp.	689
72	Stanley Works (The)	4,001
891	Staples, Inc.	23,184
936	Starbucks Corp.*	28,922
225	Starwood Hotels & Resorts Worldwide, Inc.	14,805
63	Station Casinos, Inc.	5,436
1,062	Target Corp.	65,345
45	Thor Industries, Inc.	1,883
99	Tiffany & Co.	4,310
234	Tim Hortons, Inc.	7,036
333	Time Warner, Inc.	6,777
558	TJX Cos., Inc.	15,345
27	Toll Brothers, Inc.*	806
45	Tractor Supply Co.*	2,303
9	United Auto Group, Inc.	198
180	Univision Communications, Inc., Class A*	6,480
144	Urban Outfitters, Inc.*	3,574
774	Viacom, Inc., Class B*	30,217

See accompanying notes to schedules of portfolio investments.

909	Walt Disney Co. (The)	31,142
63	Warner Music Group Corp.	1,256
9	Washington Post Co. (The), Class B	6,894
54	Weight Watchers International, Inc.	2,552
54	Wendy’s International, Inc.	1,733
117	Williams-Sonoma, Inc.	3,950
36	Wyndham Worldwide Corp.*	1,267
63	Wynn Resorts Ltd.	6,175
369	XM Satellite Radio Holdings, Inc., Class A*	5,299
333	Yum! Brands, Inc.	19,294
		1,251,863
	Consumer Staples — 8.8%
18	Alberto-Culver Co.	399
1,161	Altria Group, Inc.	97,849
603	Anheuser-Busch Cos., Inc.	29,595
549	Avon Products, Inc.	20,126
18	Bare Escentuals, Inc.*	626
72	Brown-Forman Corp., Class B	4,716
162	Campbell Soup Co.	6,614
81	Church & Dwight Co., Inc.	3,884
1,647	Coca-Cola Co. (The)	76,882
567	Colgate-Palmolive Co.	38,193
45	Constellation Brands, Inc., Class A*	1,056
387	Costco Wholesale Corp.	21,629
909	CVS Corp.	28,552
54	Energizer Holdings, Inc.*	4,640
153	Estee Lauder Cos., Inc. (The)	7,326
45	General Mills, Inc.	2,536
234	H.J. Heinz Co.	10,734
72	Hansen Natural Corp.*	2,520
189	Hershey Co. (The)	9,994
225	Kellogg Co.	11,232
324	Kimberly-Clark Corp.	22,068
108	Kroger Co. (The)	2,772
126	McCormick & Co., Inc./MD (Non-Voting)	4,825
90	Pepsi Bottling Group, Inc.	2,790
2,016	PepsiCo, Inc.	127,310
828	Procter & Gamble Co.	52,570
486	Sara Lee Corp.	8,000
756	Sysco Corp.	24,918
108	UST, Inc.	6,270
3,006	Wal-Mart Stores, Inc.	145,190
1,233	Walgreen Co.	55,127
171	Whole Foods Market, Inc.	8,169
288	Wm. Wrigley Jr. Co.	14,342
		853,454
	Energy — 3.6%
171	Arch Coal, Inc.	5,325
396	Baker Hughes, Inc.	25,783
369	BJ Services Co.	9,885
144	Cameron International Corp.*	8,163
63	Cheniere Energy, Inc.*	1,764
36	CNX Gas Corp.*	871
225	Consol Energy, Inc.	8,026
144	Denbury Resources, Inc.*	4,153
72	Diamond Offshore Drilling, Inc.	5,603
36	Dresser-Rand Group, Inc.*	935
792	El Paso Corp.	11,389
189	ENSCO International, Inc.	9,471
135	EOG Resources, Inc.	9,145
423	Exxon Mobil Corp.	30,321
81	FMC Technologies, Inc.*	5,328
54	Foundation Coal Holdings, Inc.	1,778
72	Frontier Oil Corp.	2,128
108	Global Industries Ltd.*	1,594
162	Grant Prideco, Inc.*	7,032
1,260	Halliburton Co.	38,909
108	Helix Energy Solutions Group, Inc.*	3,626
126	Helmerich & Payne, Inc.	3,427
63	Holly Corp.	3,495
126	Kinder Morgan, Inc.	13,326
99	Massey Energy Co.	2,402
198	National Oilwell Varco, Inc.*	13,789
63	Oceaneering International, Inc.*	2,485

See accompanying notes to schedules of portfolio investments.

198	Patterson-UTI Energy, Inc.	4,413
324	Peabody Energy Corp.	13,090
99	Plains Exploration & Production Co.*	4,517
162	Pride International, Inc.*	4,666
72	Quicksilver Resources, Inc.*	2,777
171	Range Resources Corp.	5,460
126	Rowan Cos., Inc.	3,859
261	Smith International, Inc.	10,701
207	Southwestern Energy Co.*	8,073
72	St. Mary Land & Exploration Co.	2,593
72	Sunoco, Inc.	4,645
99	Superior Energy Services*	3,034
90	Tetra Technologies, Inc.*	2,001
45	Tidewater, Inc.	2,339
72	Todco*	2,454
54	Unit Corp.*	2,643
27	W&T Offshore, Inc.	810
549	Williams Cos., Inc.	14,806
441	XTO Energy, Inc.	22,782
		345,816
	Financials — 7.7%
36	Affiliated Managers Group, Inc.*	4,086
612	Aflac, Inc.	28,886
9	AMBAC Financial Group, Inc.	789
1,323	American Express Co.	75,239
351	American International Group, Inc.	23,552
36	AmeriCredit Corp.*	879
36	Arthur J. Gallagher & Co.	1,031
36	Bank of Hawaii Corp.	1,862
54	Bank of New York Co., Inc. (The)	2,193
27	BlackRock, Inc.	4,294
135	Brown & Brown, Inc.	3,800
63	Capital One Financial Corp.	4,856
72	CapitalSource, Inc. (REIT)	1,857
225	CB Richard Ellis Group, Inc., Class A*	7,497
63	Cbot Holdings, Inc., Class A*	10,181
1,278	Charles Schwab Corp. (The)	23,617
45	Chicago Mercantile Exchange Holdings, Inc.	24,261
9	CNA Financial Corp.*	370
225	Commerce Bancorp, Inc.	7,520
27	Cullen/Frost Bankers, Inc.	1,460
63	Developers Diversified Realty Corp. (REIT)	4,130
18	Douglas Emmett, Inc. (REIT)	498
477	E*Trade Financial Corp.*	11,014
72	East West Bancorp, Inc.	2,683
144	Eaton Vance Corp.	4,995
9	Essex Property Trust, Inc. (REIT)	1,250
36	Federal Realty Investment Trust (REIT)	3,258
108	Federated Investors, Inc., Class B	3,863
54	First Marblehead Corp. (The)	2,438
90	Forest City Enterprises, Inc., Class A	5,560
207	Franklin Resources, Inc.	24,300
423	Freddie Mac	27,148
108	General Growth Properties, Inc. (REIT)	6,850
351	Goldman Sachs Group, Inc. (The)	70,762
18	Hanover Insurance Group, Inc. (The)	845
72	HCC Insurance Holdings, Inc.	2,257
351	Hudson City Bancorp, Inc.	4,703
18	IndyMac Bancorp, Inc.	618
72	IntercontinentalExchange, Inc.*	10,861
54	Investment Technology Group, Inc.*	2,210
81	Investors Financial Services Corp.	4,742
126	Janus Capital Group, Inc.	2,678
45	Jones Lang LaSalle, Inc.	4,763
36	Kilroy Realty Corp. (REIT)	2,965
90	Legg Mason, Inc.	9,247
81	Lehman Brothers Holdings, Inc.	5,937
90	Macherich Co. (The) (REIT)	8,424
9	Markel Corp.*	4,310
450	Mellon Financial Corp.	19,543
207	Merrill Lynch & Co., Inc.	17,322
297	Moody’s Corp.	19,222
144	Morgan Stanley	10,788
117	Nasdaq Stock Market, Inc. (The)*	3,502

See accompanying notes to schedules of portfolio investments.

18	Nelnet, Inc., Class A	465
252	Northern Trust Corp.	15,196
99	Nuveen Investments, Inc., Class A	4,820
9	Nymex Holdings, Inc.*	1,156
99	NYSE Group, Inc.*	8,405
72	People’s Bank	3,196
54	Philadelphia Consolidated Holding Co.*	2,479
27	Principal Financial Group, Inc.	1,644
261	Progressive Corp. (The)	5,985
90	Prudential Financial, Inc.*	8,185
90	Public Storage, Inc. (REIT)	9,114
9	Rayonier, Inc. (REIT)	402
36	Realogy Corp.*	1,065
81	SEI Investments Co.	4,896
153	Simon Property Group, Inc. (REIT)	17,249
54	SL Green Realty Corp. (REIT)	7,876
504	SLM Corp.	21,480
90	St. Joe Co. (The)	5,008
378	State Street Corp.	24,763
144	Synovus Financial Corp.	4,661
324	T. Rowe Price Group, Inc.	15,085
36	Taubman Centers, Inc. (REIT)	2,141
63	TCF Financial Corp.	1,666
378	TD Ameritrade Holding Corp.*	6,048
9	Transatlantic Holdings, Inc.	595
162	United Dominion Realty Trust, Inc. (REIT)	5,289
72	Ventas, Inc. (REIT)	3,300
189	Wachovia Corp.	10,465
9	Webster Financial Corp.	445
27	Weingarten Realty Investors (REIT)	1,335
621	Wells Fargo & Co.	21,549
108	WR Berkley Corp.	3,521
		751,400
	Health Care — 15.7%
1,494	Abbott Laboratories	81,602
27	Abraxis BioScience, Inc.*	711
72	Advanced Medical Optics, Inc.*	2,775
315	Aetna, Inc.	13,945
180	Allergan, Inc.	20,108
45	AmerisourceBergen Corp.	2,370
1,440	Amgen, Inc.*	92,534
135	Amylin Pharmaceuticals, Inc.*	5,253
180	Applera Corp.— Applied Biosystems Group	5,558
126	Barr Pharmaceuticals, Inc.*	6,678
9	Bausch & Lomb, Inc.	470
801	Baxter International, Inc.	40,058
72	Beckman Coulter, Inc.	4,620
306	Becton Dickinson & Co.	23,253
207	Biogen Idec, Inc.*	9,354
297	Biomet, Inc.	12,572
1,512	Boston Scientific Corp.*	24,661
1,098	Bristol-Myers Squibb Co.	28,976
27	Brookdale Senior Living, Inc.	1,275
126	C.R. Bard, Inc.	10,055
513	Cardinal Health, Inc.	35,956
495	Caremark Rx, Inc.	30,487
459	Celgene Corp.*	24,465
72	Cephalon, Inc.*	5,118
81	Cerner Corp.*	4,221
27	Charles River Laboratories International, Inc.*	1,238
72	Community Health Systems, Inc.*	2,682
27	Cooper Cos., Inc. (The)	1,239
63	Covance, Inc.*	3,885
198	Coventry Health Care, Inc.*	10,775
144	Cytyc Corp.*	4,363
108	Dade Behring Holdings, Inc.	4,424
126	DaVita, Inc.*	6,873
189	Dentsply International, Inc.	5,961
72	Edwards Lifesciences Corp.*	3,634
909	Eli Lilly & Co.	47,850
198	Emdeon Corp.*	2,958
162	Endo Pharmaceuticals Holdings, Inc.*	5,056
144	Express Scripts, Inc.*	10,859
396	Forest Laboratories, Inc.*	20,497

See accompanying notes to schedules of portfolio investments.

63	Gen-Probe, Inc.*	3,025
567	Genentech, Inc.*	47,838
315	Genzyme Corp.*	19,467
558	Gilead Sciences, Inc.*	39,931
72	Health Management Associates, Inc., Class A	1,437
126	Health Net, Inc.*	6,737
108	Henry Schein, Inc.*	5,634
36	Hillenbrand Industries, Inc.	2,153
189	Hospira, Inc.*	7,233
198	Humana, Inc.*	11,848
36	Idexx Laboratories, Inc.*	3,102
81	ImClone Systems, Inc.*	2,334
171	IMS Health, Inc.	4,939
45	Intuitive Surgical, Inc.*	5,000
18	Invitrogen Corp.*	1,139
3,204	Johnson & Johnson	202,012
54	Kinetic Concepts, Inc.*	2,654
153	Laboratory Corp. of America Holdings*	12,202
27	LifePoint Hospitals, Inc.*	988
117	Lincare Holdings, Inc.*	4,569
90	Manor Care, Inc.	4,822
261	McKesson Corp.	14,553
225	Medco Health Solutions, Inc.*	15,212
306	Medimmune, Inc.*	9,764
1,476	Medtronic, Inc.	74,331
810	Merck & Co., Inc.	35,770
207	Millennium Pharmaceuticals, Inc.*	2,236
63	Millipore Corp.*	4,506
261	Mylan Laboratories, Inc.	5,525
72	Omnicare, Inc.	2,991
171	Patterson Cos., Inc.*	5,708
144	PDL BioPharma, Inc.*	2,749
63	Pediatrix Medical Group, Inc.*	3,408
81	PerkinElmer, Inc.	1,920
126	Pharmaceutical Product Development, Inc.	4,006
189	Quest Diagnostics, Inc.	9,643
90	Resmed, Inc.*	4,300
90	Respironics, Inc.*	3,687
1,809	Schering-Plough Corp.	42,475
135	Sepracor, Inc.*	7,096
72	Sierra Health Services, Inc.*	2,676
441	St. Jude Medical, Inc.*	17,486
369	Stryker Corp.	22,885
45	Techne Corp.*	2,534
396	Tenet Healthcare Corp.*	2,705
243	Thermo Fisher Scientific, Inc.*	11,001
18	Triad Hospitals, Inc.*	883
1,647	UnitedHealth Group, Inc.	85,973
9	Universal Health Services, Inc., Class B	521
162	Varian Medical Systems, Inc.*	7,444
99	VCA Antech, Inc.*	3,634
144	Vertex Pharmaceuticals, Inc.*	4,419
126	Waters Corp.*	6,837
9	WebMD Health Corp., Class A*	484
36	WellCare Health Plans, Inc.*	2,956
360	WellPoint, Inc.*	28,580
1,008	Wyeth	49,311
306	Zimmer Holdings, Inc.*	25,805
		1,534,447
	Industrials — 12.8%
918	3M Co.	68,005
9	AGCO Corp.*	326
18	Alliant Techsystems, Inc.*	1,558
18	Allied Waste Industries, Inc.*	231
216	American Standard Cos., Inc.	11,446
126	Ametek, Inc.	4,309
198	AMR Corp.*	6,750
117	Avery Dennison Corp.	7,776
18	Avis Budget Group, Inc.*	479
981	Boeing Co.	85,612
45	Brink’s Co. (The)	2,665
450	Burlington Northern Santa Fe Corp.	35,635
36	Carlisle Cos., Inc.	3,137
819	Caterpillar, Inc.	52,760

See accompanying notes to schedules of portfolio investments.

216	CH Robinson Worldwide, Inc.	11,007
99	ChoicePoint, Inc.*	3,849
162	Cintas Corp.	6,542
63	Con-way, Inc.	3,093
108	Continental Airlines, Inc., Class B*	4,277
90	Copart, Inc.*	2,651
45	Corporate Executive Board Co.	3,501
45	Corrections Corp. of America*	2,356
135	Covanta Holding Corp.*	3,070
261	CSX Corp.	9,832
54	Cummins, Inc.	7,273
288	Danaher Corp.	20,632
90	Donaldson Co., Inc.	3,227
225	Dover Corp.	10,753
18	DRS Technologies, Inc.	954
81	Dun & Bradstreet Corp.*	7,151
945	Emerson Electric Co.	40,720
144	Equifax, Inc.	5,576
261	Expeditors International Washington, Inc.	11,706
153	Fastenal Co.	5,396
369	FedEx Corp.	42,132
9	Flowserve Corp.*	467
108	Fluor Corp.	9,123
63	Gardner Denver, Inc.*	2,134
27	GATX Corp.	1,246
6,174	General Electric Co.	215,596
144	Goodrich Corp.	7,063
81	Graco, Inc.	3,281
54	Harsco Corp.	4,633
72	Hertz Global Holdings, Inc.*	1,531
63	HNI Corp.	3,150
459	Honeywell International, Inc.	21,316
18	Hubbell, Inc., Class B	869
63	IDEX Corp.	3,277
612	Illinois Tool Works, Inc.	31,640
153	ITT Corp.	9,061
72	Jacobs Engineering Group, Inc.*	6,504
126	JB Hunt Transport Services, Inc.	3,347
153	Joy Global, Inc.	6,784
36	Kansas City Southern*	1,153
18	KBR, Inc.*	409
63	Kirby Corp.*	2,302
9	L-3 Communications Holdings, Inc.	784
72	Landstar System, Inc.	3,218
54	Lincoln Electric Holdings, Inc.	3,370
450	Lockheed Martin Corp.	43,776
72	Manitowoc Co., Inc. (The)	4,226
90	Manpower, Inc.	6,687
297	Masco Corp.	8,865
153	Monster Worldwide, Inc.*	7,629
45	MSC Industrial Direct Co.	1,941
288	Norfolk Southern Corp.	13,651
27	Northrop Grumman Corp.	1,940
90	Oshkosh Truck Corp.	4,829
180	Paccar, Inc.	12,508
27	Pall Corp.	934
63	Parker Hannifin Corp.	5,191
45	Pentair, Inc.	1,405
162	Pitney Bowes, Inc.	7,729
162	Precision Castparts Corp.	14,737
63	Quanta Services, Inc.*	1,461
261	Raytheon Co.	13,977
135	Republic Services, Inc.	5,679
180	Robert Half International, Inc.	7,033
207	Rockwell Automation, Inc.	12,853
207	Rockwell Collins, Inc.	13,554
108	Roper Industries, Inc.	5,737
567	Southwest Airlines Co.	8,579
54	Spirit Aerosystems Holdings, Inc., Class A*	1,594
72	Steelcase, Inc.	1,398
54	Stericycle, Inc.*	4,202
27	Swift Transportation Co., Inc.*	831
54	Terex Corp.*	3,555
144	Textron, Inc.	13,290

See accompanying notes to schedules of portfolio investments.

72	Thomas & Betts Corp.*	3,659
9	Timken Co.	257
54	Toro Co.	2,838
90	Trinity Industries, Inc.	3,767
72	U.S. Airways Group, Inc.*	3,765
153	Union Pacific Corp.	15,090
783	United Parcel Service, Inc., Class B	54,959
1,134	United Technologies Corp.	74,424
9	URS Corp.*	374
45	USG Corp.*	2,439
63	Walter Industries, Inc.	1,571
594	Waste Management, Inc.	20,226
63	WESCO International, Inc.*	4,204
63	WW Grainger, Inc.	4,860
		1,250,869
	Information Technology — 23.4%
342	Activision, Inc.*	5,718
99	Acxiom Corp.	2,115
126	ADC Telecommunications, Inc.*	2,069
729	Adobe Systems, Inc.*	28,613
666	Advanced Micro Devices, Inc.*	10,030
45	Affiliated Computer Services, Inc., Class A*	2,339
207	Agere Systems, Inc.*	4,535
522	Agilent Technologies, Inc.*	16,558
189	Akamai Technologies, Inc.*	9,747
99	Alliance Data Systems Corp.*	5,915
441	Altera Corp.*	9,310
108	Amphenol Corp., Class A	6,970
414	Analog Devices, Inc.	15,008
1,035	Apple, Inc.*	87,571
1,683	Applied Materials, Inc.	31,253
18	Arrow Electronics, Inc.*	690
279	Autodesk, Inc.*	11,481
702	Automatic Data Processing, Inc.	34,953
45	Avaya, Inc.*	553
72	Avnet, Inc.*	2,633
27	AVX Corp.	413
477	BEA Systems, Inc.*	5,691
261	BMC Software, Inc.*	8,054
558	Broadcom Corp., Class A*	19,022
81	CA, Inc.	2,110
288	Cadence Design Systems, Inc.*	5,743
72	CDW Corp.	4,470
153	Ceridian Corp.*	4,991
99	Checkfree Corp.*	3,754
27	Ciena Corp.*	850
7,461	Cisco Systems, Inc.*	193,538
225	Citrix Systems, Inc.*	7,245
171	Cognizant Technology Solutions Corp., Class A*	15,424
9	Convergys Corp.*	231
1,899	Corning, Inc.*	39,176
81	Cree, Inc.*	1,426
153	Cypress Semiconductor Corp.*	2,907
2,817	Dell, Inc.*	64,368
63	Diebold, Inc.	2,984
45	Dolby Laboratories, Inc., Class A*	1,440
72	DST Systems, Inc.*	5,070
1,440	eBay, Inc.*	46,166
369	Electronic Arts, Inc.*	18,605
351	Electronic Data Systems Corp.	9,835
2,367	EMC Corp.*	33,020
54	F5 Networks, Inc.*	3,921
54	Factset Research Systems, Inc.	3,286
54	Fair Isaac Corp.	2,108
72	Fairchild Semiconductor International, Inc.*	1,347
27	Fidelity National Information Services, Inc.	1,241
936	First Data Corp.	23,896
216	Fiserv, Inc.*	11,439
81	Global Payments, Inc.	3,116
252	Google, Inc., Class A*	113,261
162	Harris Corp.	7,951
9	Hewitt Associates, Inc., Class A*	270
2,079	Hewlett-Packard Co.	81,871
108	Integrated Device Technology, Inc.*	1,752

See accompanying notes to schedules of portfolio investments.

7,110	Intel Corp.	141,133
1,719	International Business Machines Corp.	159,884
45	International Rectifier Corp.*	1,931
72	Intersil Corp., Class A	1,904
423	Intuit, Inc.*	12,483
207	Iron Mountain, Inc.*	5,765
225	Jabil Circuit, Inc.	6,012
252	JDS Uniphase Corp.*	4,085
369	Juniper Networks, Inc.*	6,978
189	Kla-Tencor Corp.	9,779
171	Lam Research Corp.*	7,637
90	Lexmark International, Inc., Class A*	5,450
369	Linear Technology Corp.	12,247
351	LSI Logic Corp.*	3,559
72	Mastercard, Inc., Class A	7,717
396	Maxim Integrated Products, Inc.	12,969
180	McAfee, Inc.*	5,422
180	MEMC Electronic Materials, Inc.*	9,283
54	Mettler Toledo International, Inc.*	4,663
261	Microchip Technology, Inc.	9,292
405	Micron Technology, Inc.*	4,803
10,845	Microsoft Corp.	305,504
171	Molex, Inc.	5,015
108	MoneyGram International, Inc.	3,246
2,376	Motorola, Inc.	44,004
72	National Instruments Corp.	1,932
387	National Semiconductor Corp.	9,915
117	NAVTEQ Corp.*	3,739
45	NCR Corp.*	2,079
459	Network Appliance, Inc.*	17,750
63	Novellus Systems, Inc.*	2,029
432	Nvidia Corp.*	13,392
4,860	Oracle Corp.*	79,850
414	Paychex, Inc.	16,821
252	PMC-Sierra, Inc.*	1,701
198	QLogic Corp.*	3,483
2,052	Qualcomm, Inc.	82,655
99	Rambus, Inc.*	1,972
225	Red Hat, Inc.*	5,051
9	Riverbed Technology, Inc.*	286
99	Salesforce.com, Inc.*	4,283
279	SanDisk Corp.*	10,161
261	Sanmina-SCI Corp.*	968
63	Silicon Laboratories, Inc.*	1,903
495	Solectron Corp.*	1,594
9	Spansion, Inc., Class A*	109
369	Sun Microsystems, Inc.*	2,262
495	Symantec Corp.*	8,465
18	Synopsys, Inc.*	460
72	Tektronix, Inc.	2,060
189	Teradyne, Inc.*	3,047
1,908	Texas Instruments, Inc.	59,072
45	Total System Services, Inc.	1,405
144	Trimble Navigation Ltd.*	3,810
54	VeriFone Holdings, Inc.*	2,109
279	VeriSign, Inc.*	7,059
45	Vishay Intertechnology, Inc.*	641
270	Western Digital Corp.*	5,176
936	Western Union Co. (The)	20,283
423	Xilinx, Inc.	10,837
1,719	Yahoo!, Inc.*	53,048
90	Zebra Technologies Corp.*	3,565
		2,275,790
	Materials — 2.6%
36	Air Products & Chemicals, Inc.	2,694
81	Airgas, Inc.	3,343
423	Alcoa, Inc.	14,132
126	Allegheny Technologies, Inc.	12,909
126	Ball Corp.	5,834
36	Cabot Corp.	1,610
27	Carpenter Technology Corp.	3,201
54	Celanese Corp., Class A	1,543
207	Crown Holdings, Inc.*	4,728
63	Eagle Materials, Inc.	2,918

See accompanying notes to schedules of portfolio investments.

216	Ecolab, Inc.	9,137
900	El Du Pont de Nemours & Co.	45,675
63	Florida Rock Industries, Inc.	4,245
126	Freeport-McMoRan Copper & Gold, Inc., Class B	7,234
81	Huntsman Corp.*	1,656
72	International Flavors & Fragrances, Inc.	3,370
54	Martin Marietta Materials, Inc.	6,767
657	Monsanto Co.	34,617
126	Nalco Holding Co.*	3,011
486	Newmont Mining Corp.	21,904
189	Owens-Illinois, Inc.*	4,491
99	Packaging Corp. of America	2,426
162	Pactiv Corp.*	5,216
27	PPG Industries, Inc.	1,789
396	Praxair, Inc.	24,429
27	Rohm & Haas Co.	1,427
45	Scotts Miracle-Gro Co. (The), Class A	1,985
45	Sealed Air Corp.	2,900
72	Sigma-Aldrich Corp.	2,952
18	Southern Copper Corp.	1,267
99	Titanium Metals Corp.*	3,455
9	Valhi, Inc.	201
117	Vulcan Materials Co.	13,629
		256,695
	Telecommunication Services — 0.8%
513	American Tower Corp., Class A*	19,874
162	Citizens Communications Co.	2,441
252	Crown Castle International Corp.*	8,255
27	Leap Wireless International, Inc.*	1,824
1,431	Level 3 Communications, Inc.*	9,402
72	NeuStar, Inc., Class A*	2,304
180	NII Holdings, Inc.*	12,751
126	SBA Communications Corp., Class A*	3,398
846	Sprint Nextel Corp.	16,311
72	Telephone & Data Systems, Inc.	4,010
9	U.S. Cellular Corp.*	646
		81,216
	Utilities — 1.4%
801	AES Corp. (The)*	17,077
198	Allegheny Energy, Inc.*	9,354
99	Aqua America, Inc.	2,256
27	Constellation Energy Group, Inc.	2,124
27	DPL, Inc.	815
126	Equitable Resources, Inc.	5,376
693	Exelon Corp.	45,689
45	NRG Energy, Inc.*	2,981
90	Questar Corp.	7,573
558	TXU Corp.	36,912
		130,157
	Total Common Stock (Cost $9,059,813)	8,731,707

Principal Amount

	Repurchase Agreements — 9.9%
$345,047	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $345,098 **	345,047

621,389	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $621,480 ***	621,389

	Total Repurchase Agreements (Cost $966,436)	966,436

	Total Investments (Cost $10,026,249) — 99.5%	9,698,143
	Other assets less liabilities — 0.5%	47,740
	Net Assets — 100.0%	$9,745,883

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $351,937. The investment  in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $652,464. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,084
Aggregated gross unrealized depreciation	(353,190)
Net unrealized depreciation	$(328,106)

Federal income tax cost of investments	$10,026,249

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreement as of February, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 03/27/07	$10,717,018	$52,771

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.9%
	Consumer Discretionary — 12.0%
27	AnnTaylor Stores Corp.*	$958
378	Autoliv, Inc.	21,565
720	Autonation, Inc.*	15,811
180	Barnes & Noble, Inc.	7,369
90	Beazer Homes USA, Inc.	3,551
27	Black & Decker Corp.	2,275
243	BorgWarner, Inc.	17,895
351	Brunswick Corp.	11,460
486	Cablevision Systems Corp.	14,318
297	Centex Corp.	13,769
72	Circuit City Stores, Inc.	1,370
45	CTC Media, Inc.*	950
288	Dillards, Inc., Class A	9,619
918	Discovery Holding Co., Class A*	14,743
99	Dollar General Corp.	1,671
432	Dollar Tree Stores, Inc.*	14,736
657	DR Horton, Inc.	16,668
72	DreamWorks Animation SKG, Inc., Class A*	1,930
1,305	Eastman Kodak Co.	31,163
900	Expedia, Inc.*	19,134
333	Family Dollar Stores, Inc.	9,647
630	Foot Locker, Inc.	14,314
8,208	Ford Motor Co.	65,007
441	Fortune Brands, Inc.	35,456
1,080	Gannett Co., Inc.	66,161
63	Gentex Corp.	1,053
783	Genuine Parts Co.	38,132
207	Hanesbrands, Inc.*	5,922
216	Harrah’s Entertainment, Inc.	18,250
720	Hasbro, Inc.	20,369
117	Hearst-Argyle Television, Inc.	3,047
486	IAC/InterActiveCorp.*	19,051
162	International Speedway Corp., Class A	8,618
117	Jarden Corp.*	4,286
513	Jones Apparel Group, Inc.	16,888
180	KB Home	8,928
27	Laureate Education, Inc.*	1,611
369	Leggett & Platt, Inc.	8,790
369	Lennar Corp., Class A	18,170
1,161	Liberty Global, Inc. Class A*	33,425
639	Liberty Media Corp. — Capital, Class A*	68,935
702	Liberty Media Corp. — Interactive, Class A*	16,546
477	Liz Claiborne, Inc.	21,465
1,773	Mattel, Inc.	46,116
234	McClatchy Co., Class A	8,756
90	MDC Holdings, Inc.	4,595
216	Mohawk Industries, Inc.*	18,904
603	New York Times Co., Class A	14,912
486	Newell Rubbermaid, Inc.	14,881
324	OfficeMax, Inc.	16,816
144	OSI Restaurant Partners, Inc.	5,760
486	Pulte Homes, Inc.	14,366
297	R.H. Donnelley Corp.	21,250
144	RadioShack Corp.	3,596
126	Ryland Group, Inc.	6,070
621	Saks, Inc.	11,998
279	Sally Beauty Holdings, Inc.*	2,525
1,350	Service Corp. International	15,836
927	ServiceMaster Co. (The)	12,663
198	Sherwin-Williams Co. (The)	13,177
234	Snap-On, Inc.	11,723
189	Standard-Pacific Corp.	4,825
108	Stanley Works (The)	6,002
162	Starwood Hotels & Resorts Worldwide, Inc.	10,660
243	Tiffany & Co.	10,580
477	Toll Brothers, Inc.*	14,243
828	Tribune Co.	24,865

See accompanying notes to schedules of portfolio investments.

198	TRW Automotive Holdings Corp.*	6,031
225	United Auto Group, Inc.	4,941
306	Univision Communications, Inc., Class A*	11,016
396	V.F. Corp.	31,605
1,323	Virgin Media, Inc.	34,676
198	Warner Music Group Corp.	3,948
18	Washington Post Co. (The), Class B	13,788
315	Wendy’s International, Inc.	10,108
333	Whirlpool Corp.	29,374
		1,185,632
	Consumer Staples — 6.5%
279	Alberto-Culver Co.	6,180
27	Bare Escentuals, Inc.*	939
306	BJ’s Wholesale Club, Inc.*	9,878
441	Campbell Soup Co.	18,006
684	Clorox Co.	43,338
1,386	Coca-Cola Enterprises, Inc.	27,845
2,367	ConAgra Foods, Inc.	59,719
738	Constellation Brands, Inc., Class A*	17,313
333	Corn Products International, Inc.	10,646
621	Dean Foods Co.*	27,970
909	Del Monte Foods Co.	10,454
54	Energizer Holdings, Inc.*	4,640
657	H.J. Heinz Co.	30,137
99	Hershey Co. (The)	5,235
333	Hormel Foods Corp.	12,154
261	JM Smucker Co. (The)	12,946
2,880	Kroger Co. (The)	73,930
423	Loews Corp.— Carolina Group	30,469
126	McCormick & Co., Inc. (Non-Voting)	4,825
225	Molson Coors Brewing Co., Class B	18,999
306	Pepsi Bottling Group, Inc.	9,486
288	PepsiAmericas, Inc.	6,137
2,403	Rite Aid Corp.*	14,346
2,052	Safeway, Inc.	70,938
1,638	Sara Lee Corp.	26,961
450	Smithfield Foods, Inc.*	13,144
927	Supervalu, Inc.	34,262
1,008	Tyson Foods, Inc., Class A	18,396
324	UST, Inc.	18,811
		638,104
	Energy — 4.1%
225	Cabot Oil & Gas Corp.	15,201
1,890	Chesapeake Energy Corp.	57,626
378	Cimarex Energy Co.	13,196
207	El Paso Corp.	2,977
252	Forest Oil Corp.*	8,039
234	Frontier Oil Corp.	6,915
1,098	Hess Corp.	58,249
846	Murphy Oil Corp.	43,840
54	National Oilwell Varco, Inc.*	3,761
585	Newfield Exploration Co.*	25,284
810	Noble Energy, Inc.	46,632
135	Overseas Shipholding Group	8,178
558	Pioneer Natural Resources Co.	21,455
261	Pogo Producing Co.	12,473
135	Pride International, Inc.*	3,888
36	Rowan Cos., Inc.	1,103
99	SEACOR Holdings, Inc.*	9,583
279	Sunoco, Inc.	18,001
315	Tesoro Corp.	28,709
117	Tidewater, Inc.	6,080

See accompanying notes to schedules of portfolio investments.

648	Williams Cos., Inc.	17,476
		408,666
	Financials — 27.5%
351	AG Edwards, Inc.	22,538
18	Alleghany Corp.*	7,031
639	Allied Capital Corp.	19,905
396	AMB Property Corp. (REIT)	23,277
441	AMBAC Financial Group, Inc.	38,649
693	American Capital Strategies Ltd.	30,825
387	American Financial Group, Inc.	13,545
63	American National Insurance	8,017
396	AmeriCredit Corp.*	9,670
981	Ameriprise Financial, Inc.	57,349
909	Annaly Capital Management, Inc. (REIT)	12,744
1,449	AON Corp.	54,555
441	Apartment Investment & Management Co. (REIT)	25,957
972	Archstone-Smith Trust (REIT)	54,831
306	Arthur J. Gallagher & Co.	8,761
603	Associated Banc-Corp.	20,852
585	Assurant, Inc.	31,268
414	Astoria Financial Corp.	11,704
360	AvalonBay Communities, Inc. (REIT)	49,522
360	Bancorpsouth, Inc.	8,964
81	Bank of Hawaii Corp.	4,189
99	BOK Financial Corp.	4,963
522	Boston Properties, Inc. (REIT)	62,692
414	Brandywine Realty Trust (REIT)	14,759
234	BRE Properties, Inc. (REIT)	15,526
252	Camden Property Trust (REIT)	18,139
153	CapitalSource, Inc. (REIT)	3,946
99	Capitol Federal Financial	3,708
297	CBL & Associates Properties, Inc. (REIT)	13,998
711	Cincinnati Financial Corp.	30,729
909	CIT Group, Inc.	51,331
189	City National Corp.	13,642
99	CNA Financial Corp.*	4,065
702	Colonial BancGroup, Inc. (The)	18,133
207	Colonial Properties Trust (REIT)	9,512
738	Comerica, Inc.	44,568
315	Commerce Bancshares, Inc.	15,577
585	Compass Bancshares, Inc.	40,371
693	Conseco, Inc.*	13,825
153	Cullen/Frost Bankers, Inc.	8,274
315	Developers Diversified Realty Corp. (REIT)	20,651
252	Douglas Emmett, Inc. (REIT)	6,970
612	Duke Realty Corp. (REIT)	26,965
144	E*Trade Financial Corp.*	3,325
18	East West Bancorp, Inc.	671
1,323	Equity Residential (REIT)	67,195
225	Erie Indemnity Co., Class A	12,130
54	Essex Property Trust, Inc. (REIT)	7,500
117	Federal Realty Investment Trust (REIT)	10,587
972	Fidelity National Financial, Inc., Class A	23,328
387	First American Corp.	18,247
27	First Citizens BancShares, Inc., Class A	5,657
558	First Horizon National Corp.	24,078
792	Fulton Financial Corp.	12,173
378	General Growth Properties, Inc. (REIT)	23,977
144	Hanover Insurance Group, Inc. (The)	6,764
234	HCC Insurance Holdings, Inc.	7,336
900	Health Care Property Investors, Inc. (REIT)	33,093
324	Health Care REIT, Inc. (REIT)	14,518
396	Hospitality Properties Trust (REIT)	18,244
2,358	Host Hotels & Resorts, Inc. (REIT)	61,968
954	HRPT Properties Trust (REIT)	12,326
1,323	Hudson City Bancorp, Inc.	17,728
1,116	Huntington Bancshares, Inc.	25,835
252	IndyMac Bancorp, Inc.	8,651
576	iStar Financial, Inc. (REIT)	27,562
450	Janus Capital Group, Inc.	9,562
540	Jeffries Group, Inc.	14,607
1,836	Keycorp	69,291
1,008	Kimco Realty Corp. (REIT)	50,662
252	Legg Mason, Inc.	25,890

See accompanying notes to schedules of portfolio investments.

747	Leucadia National Corp.	21,148
405	Liberty Property Trust (REIT)	20,756
342	M&T Bank Corp.	41,013
288	Mack-Cali Realty Corp. (REIT)	14,884
36	Markel Corp.*	17,239
1,152	Marshall & Ilsley Corp.	54,755
612	MBIA, Inc.	40,680
558	Mercantile Bankshares Corp.	26,271
117	Mercury General Corp.	6,236
378	MGIC Investment Corp.	22,812
225	Nationwide Financial Services	12,060
9	Nelnet, Inc., Class A	232
207	New Century Financial Corp. (REIT)	3,167
477	New Plan Excel Realty Trust (REIT)	15,927
1,341	New York Community Bancorp, Inc.	22,448
54	Northern Trust Corp.	3,256
18	Nymex Holdings, Inc.*	2,311
351	NYSE Group, Inc.*	29,800
1,044	Old Republic International Corp.	23,302
45	Philadelphia Consolidated Holding Co.*	2,066
837	Plum Creek Timber Co., Inc. (REIT)	33,195
360	PMI Group, Inc. (The)	16,873
1,269	Popular, Inc.	22,220
1,116	Prologis (REIT)	73,801
315	Protective Life Corp.	13,989
207	Public Storage, Inc. (REIT)	20,963
378	Radian Group, Inc.	21,716
414	Raymond James Financial, Inc.	12,461
315	Rayonier, Inc. (REIT)	14,068
315	Regency Centers Corp. (REIT)	27,008
135	Reinsurance Group of America, Inc.	7,706
540	Safeco Corp.	36,029
459	Sky Financial Group, Inc.	12,902
36	SL Green Realty Corp. (REIT)	5,251
342	South Financial Group, Inc. (The)	9,159
1,782	Sovereign Bancorp, Inc.	45,031
252	Stancorp Financial Group, Inc.	12,146
18	Student Loan Corp. (The)	3,447
684	Synovus Financial Corp.	22,141
108	Taubman Centers, Inc. (REIT)	6,423
369	TCF Financial Corp.	9,756
459	TD Banknorth, Inc.	14,738
513	Thornburg Mortgage, Inc. (REIT)	12,989
459	Torchmark Corp.	29,339
81	Transatlantic Holdings, Inc.	5,354
243	UnionBanCal Corp.	14,864
216	Unitrin, Inc.	9,884
1,557	Unum Group	33,335
531	Valley National Bancorp	13,371
189	Ventas, Inc. (REIT)	8,662
594	Vornado Realty Trust (REIT)	75,557
396	Washington Federal, Inc.	9,417
243	Webster Financial Corp.	12,002
279	Weingarten Realty Investors (REIT)	13,794
9	Wesco Financial Corp.	4,270
297	Whitney Holding Corp.	9,421
306	Wilmington Trust Corp.	13,045
342	WR Berkley Corp.	11,149
486	Zions Bancorporation	41,495
		2,708,736
	Health Care — 3.3%
702	AmerisourceBergen Corp.	36,974
162	Applera Corp.— Applied Biosystems Group	5,002
207	Bausch & Lomb, Inc.	10,818
27	Beckman Coulter, Inc.	1,732
216	Charles River Laboratories International, Inc.*	9,904
468	Cigna Corp.	66,690
171	Community Health Systems, Inc.*	6,370
99	Cooper Cos., Inc. (The)	4,543
810	Health Management Associates, Inc., Class A	16,168
45	Health Net, Inc.*	2,406
162	Hillenbrand Industries, Inc.	9,688
261	IMS Health, Inc.	7,538
144	Invitrogen Corp.*	9,108

See accompanying notes to schedules of portfolio investments.

1,098	King Pharmaceuticals, Inc.*	20,478
171	LifePoint Hospitals, Inc.*	6,259
666	Millennium Pharmaceuticals, Inc.*	7,193
288	Omnicare, Inc.	11,963
279	PerkinElmer, Inc.	6,612
684	Tenet Healthcare Corp.*	4,672
981	Thermo Fisher Scientific, Inc.*	44,410
333	Triad Hospitals, Inc.*	16,334
162	Universal Health Services, Inc., Class B	9,373
468	Watson Pharmaceuticals, Inc.*	12,336
		326,571
	Industrials — 7.0%
405	Adesa, Inc.	11,138
387	AGCO Corp.*	14,029
198	Alexander & Baldwin, Inc.	9,785
99	Alliant Techsystems, Inc.*	8,568
1,071	Allied Waste Industries, Inc.*	13,730
225	AMR Corp.*	7,670
135	Armor Holdings, Inc.*	8,598
45	Brink’s Co. (The)	2,665
18	Carlisle Cos., Inc.	1,569
90	Corrections Corp. of America*	4,712
243	Crane Co.	9,256
1,026	CSX Corp.	38,649
45	Cummins, Inc.	6,061
99	Dover Corp.	4,731
126	DRS Technologies, Inc.	6,677
684	Eaton Corp.	55,411
63	Equifax, Inc.	2,439
216	Flowserve Corp.*	11,215
99	GATX Corp.	4,570
36	Goodrich Corp.	1,766
126	Hertz Global Holdings, Inc.*	2,679
198	Hubbell, Inc., Class B	9,563
279	ITT Corp.	16,522
216	Kansas City Southern*	6,921
72	KBR, Inc.*	1,637
180	Kennametal, Inc.	11,016
513	L-3 Communications Holdings, Inc.	44,682
378	Laidlaw International, Inc.	12,920
261	Lennox International, Inc.	8,958
54	Manpower, Inc.	4,012
711	Masco Corp.	21,223
468	Paccar, Inc.	32,521
468	Pall Corp.	16,183
315	Parker Hannifin Corp.	25,953
288	Pentair, Inc.	8,991
414	Pitney Bowes, Inc.	19,752
270	Quanta Services, Inc.*	6,261
981	R.R. Donnelley & Sons Co.	35,493
27	Republic Services, Inc.	1,136
279	Ryder System, Inc.	14,352
369	Shaw Group, Inc. (The)*	11,358
1,530	Southwest Airlines Co.	23,149
72	Spirit Aerosystems Holdings, Inc., Class A*	2,125
270	SPX Corp.	18,873
81	Steelcase, Inc.	1,573
135	Swift Transportation Co., Inc.*	4,157
180	Teleflex, Inc.	12,046
243	Terex Corp.*	15,999
36	Textron, Inc.	3,322
351	Timken Co.	10,032
18	Trinity Industries, Inc.	753
504	UAL Corp.*	20,155
297	United Rentals, Inc.*	8,488
216	URS Corp.*	8,979
189	USG Corp.*	10,242
99	WW Grainger, Inc.	7,638
261	YRC Worldwide, Inc.*	11,348
		694,251
	Information Technology — 6.5%
63	ADC Telecommunications, Inc.*	1,034
252	Affiliated Computer Services, Inc., Class A*	13,096
477	Arrow Electronics, Inc.*	18,279

See accompanying notes to schedules of portfolio investments.

1,953	Atmel Corp.*	10,820
1,935	Avaya, Inc.*	23,762
315	Avnet, Inc.*	11,520
126	AVX Corp.	1,925
1,593	CA, Inc.	41,498
207	Cadence Design Systems, Inc.*	4,128
63	Ceridian Corp.*	2,055
297	Ciena Corp.*	9,347
783	Computer Sciences Corp.*	41,444
1,602	Compuware Corp.*	14,658
603	Convergys Corp.*	15,509
54	Cree, Inc.*	950
72	Cypress Semiconductor Corp.*	1,368
63	Diebold, Inc.	2,984
1,035	Electronic Data Systems Corp.	29,001
54	Fair Isaac Corp.	2,108
270	Fairchild Semiconductor International, Inc.*	5,052
765	Fidelity National Information Services, Inc.	35,152
459	Hewitt Associates, Inc., Class A*	13,779
639	Ingram Micro, Inc.*	12,416
504	Integrated Device Technology, Inc.*	8,175
144	International Rectifier Corp.*	6,180
360	Intersil Corp., Class A	9,522
1,188	Juniper Networks, Inc.*	22,465
189	Kla-Tencor Corp.	9,779
108	Lexmark International, Inc., Class A*	6,540
504	LSI Logic Corp.*	5,111
54	McAfee, Inc.*	1,626
1,791	Micron Technology, Inc.*	21,241
657	NCR Corp.*	30,353
1,539	Novell, Inc.*	10,188
351	Novellus Systems, Inc.*	11,302
45	Rambus, Inc.*	896
18	Riverbed Technology, Inc.*	573
603	Sabre Holdings Corp., Class A	19,495
1,458	Sanmina-SCI Corp.*	5,409
2,214	Solectron Corp.*	7,129
162	Spansion, Inc., Class A*	1,970
594	Synopsys, Inc.*	15,194
252	Tech Data Corp.*	9,395
108	Tektronix, Inc.	3,090
2,043	Tellabs, Inc.*	21,411
207	Teradyne, Inc.*	3,337
1,557	Unisys Corp.*	13,219
72	VeriSign, Inc.*	1,822
603	Vishay Intertechnology, Inc.*	8,593
4,392	Xerox Corp.*	75,850
		641,750
	Materials — 6.2%
900	Air Products & Chemicals, Inc.	67,338
18	Airgas, Inc.	743
180	Albemarle Corp.	14,733
261	Ashland, Inc.	17,116
477	Bemis Co., Inc.	15,803
171	Cabot Corp.	7,647
9	Carpenter Technology Corp.	1,067
162	Celanese Corp., Class A	4,630
1,089	Chemtura Corp.	12,502
549	Commercial Metals Co.	15,119
189	Cytec Industries, Inc.	11,117
369	Eastman Chemical Co.	21,815
180	FMC Corp.	13,243
396	Freeport-McMoRan Copper & Gold, Inc., Class B	22,734
117	Huntsman Corp.*	2,393
135	International Flavors & Fragrances, Inc.	6,318
486	Louisiana-Pacific Corp.	10,031
315	Lubrizol Corp.	16,380
990	Lyondell Chemical Co.	31,541
828	MeadWestvaco Corp.	25,213
675	Mosaic Co. (The)*	17,172
657	PPG Industries, Inc.	43,526
297	Reliance Steel & Aluminum Co.	13,561
621	Rohm & Haas Co.	32,826
540	RPM International, Inc.	12,636

See accompanying notes to schedules of portfolio investments.

54	Scotts Miracle-Gro Co. (The), Class A	2,382
216	Sealed Air Corp.	13,919
351	Sigma-Aldrich Corp.	14,391
1,161	Smurfit-Stone Container Corp.*	14,327
450	Sonoco Products Co.	16,659
414	Steel Dynamics, Inc.	15,624
504	Temple-Inland, Inc.	30,139
558	United States Steel Corp.	49,450
459	Valspar Corp.	12,444
63	Westlake Chemical Corp.	1,873
		608,412
	Telecommunication Services — 1.7%
531	CenturyTel, Inc.	23,762
873	Citizens Communications Co.	13,156
99	Crown Castle International Corp.*	3,243
675	Embarq Corp.	37,362
135	Leap Wireless International, Inc.*	9,122
468	Level 3 Communications, Inc.*	3,075
7,191	Qwest Communications International, Inc.*	63,856
225	Telephone & Data Systems, Inc.	12,530
27	U.S. Cellular Corp.*	1,937
		168,043
	Utilities — 14.1%
351	AGL Resources, Inc.	14,296
531	Alliant Energy Corp.	22,206
936	Ameren Corp.	48,887
1,791	American Electric Power Co., Inc.	80,344
234	Aqua America, Inc.	5,333
396	Atmos Energy Corp.	12,482
1,413	Centerpoint Energy, Inc.	25,208
1,008	CMS Energy Corp.	17,590
1,116	Consolidated Edison, Inc.	54,215
711	Constellation Energy Group, Inc.	55,934
423	DPL, Inc.	12,762
810	DTE Energy Co.	37,503
1,719	Dynegy, Inc., Class A*	14,113
1,485	Edison International	69,676
333	Energen Corp.	16,144
675	Energy East Corp.	16,679
945	Entergy Corp.	93,272
72	Equitable Resources, Inc.	3,072
360	Great Plains Energy, Inc.	11,192
369	Hawaiian Electric Industries, Inc.	9,657
198	Integrys Energy Group, Inc.	11,037
792	KeySpan Corp.	32,504
819	MDU Resources Group, Inc.	21,646
1,161	Mirant Corp.*	43,259
378	National Fuel Gas Co.	15,785
1,242	NiSource, Inc.	29,547
702	Northeast Utilities	20,400
405	NRG Energy, Inc.*	26,827
486	NSTAR	16,626
414	OGE Energy Corp.	15,985
504	Oneok, Inc.	20,997
864	Pepco Holdings, Inc.	23,000
1,584	PG&E Corp.	73,529
450	Pinnacle West Capital Corp.	21,339
1,728	PPL Corp.	65,699
1,152	Progress Energy, Inc.	56,287
531	Puget Energy, Inc.	13,100
45	Questar Corp.	3,786
1,395	Reliant Energy, Inc.*	23,589
522	SCANA Corp.	21,783
1,179	Sempra Energy	70,799
1,008	Sierra Pacific Resources*	17,499
486	Southern Union Co.	14,240
954	TECO Energy, Inc.	15,999
477	UGI Corp.	12,454
351	Vectren Corp.	9,832
531	Wisconsin Energy Corp.	25,461
1,845	Xcel Energy, Inc.	43,597
		1,387,171

	Total Common Stock (Cost $9,046,758)	8,767,336

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 10.9%
$382,117	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $382,173 **	382,117

688,147	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $688,248 ***	688,147

	Total Repurchase Agreements (Cost $1,070,264)	1,070,264

	Total Investments (Cost $10,117,022) — 99.8%	9,837,600
	Other assets less liabilities — 0.2%	18,914
	Net Assets — 100.0%	$9,856,514

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $389,747. The investment  in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $722,561. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,980
Aggregated gross unrealized depreciation	(311,402)
Net unrealized depreciation	$(279,422)

Federal income tax cost of investments	$10,117,022

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreement as of February 28, 2007:

	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 03/27/07	$10,886,100	$47,470

See accompanying notes to schedules of portfolio investments.

Ultra Russell Midcap Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.5%
	Consumer Discretionary — 20.0%
351	Abercrombie & Fitch Co.	$27,438
423	Advance Auto Parts, Inc.	15,926
1,233	Amazon.Com, Inc.*	48,260
675	American Eagle Outfitters	20,959
261	AnnTaylor Stores Corp.*	9,263
549	Apollo Group, Inc., Class A*	25,962
198	Autozone, Inc.*	24,807
45	Barnes & Noble, Inc.	1,842
81	Beazer Homes USA, Inc.	3,196
1,116	Bed Bath & Beyond, Inc.*	44,517
243	Black & Decker Corp.	20,478
18	BorgWarner, Inc.	1,326
171	Boyd Gaming Corp.	8,015
504	Brinker International, Inc.	17,141
72	Brunswick Corp.	2,351
99	Burger King Holdings, Inc.	2,109
432	Cablevision Systems Corp.	12,727
387	Career Education Corp.*	11,447
414	Carmax, Inc.*	21,818
216	Centex Corp.	10,014
315	Cheesecake Factory (The)*	8,596
702	Chico’s FAS, Inc.*	15,746
135	Choice Hotels International, Inc.	5,061
639	Circuit City Stores, Inc.	12,160
369	Claire’s Stores, Inc.	11,860
135	Clear Channel Outdoor Holdings, Inc., Class A*	3,742
1,521	Coach, Inc.*	71,791
234	Coldwater Creek, Inc.*	4,306
63	CTC Media, Inc.*	1,329
585	Darden Restaurants, Inc.	23,962
144	Dick’s Sporting Goods, Inc.*	7,537
315	Discovery Holding Co., Class A*	5,059
1,161	Dollar General Corp.	19,598
45	Dollar Tree Stores, Inc.*	1,535
234	Dow Jones & Co., Inc.	8,438
666	DR Horton, Inc.	16,896
99	DreamWorks Animation SKG, Inc., Class A*	2,654
810	EchoStar Communications Corp., Class A*	32,886
333	EW Scripps Co., Class A	15,102
72	Expedia, Inc.*	1,531
324	Family Dollar Stores, Inc.	9,386
72	Foot Locker, Inc.	1,636
198	Fortune Brands, Inc.	15,919
261	GameStop Corp., Class A*	13,682
513	Gentex Corp.	8,572
207	Getty Images, Inc.*	10,857
702	Goodyear Tire & Rubber Co. (The) *	17,283
1,296	H&R Block, Inc.	28,227
198	Hanesbrands, Inc.*	5,665
1,062	Harley-Davidson, Inc.	69,986
261	Harman International Industries, Inc.	25,881
540	Harrah’s Entertainment, Inc.	45,625
216	Harte-Hanks, Inc.	5,929
1,512	Hilton Hotels Corp.	53,374
261	IAC/InterActiveCorp.*	10,231
1,341	International Game Technology	55,316
1,719	Interpublic Group of Cos., Inc.*	21,642
162	ITT Educational Services, Inc.*	12,957
99	Jarden Corp.*	3,626
927	JC Penney Co., Inc.	75,189
171	John Wiley & Sons, Inc., Class A	6,585
162	KB Home	8,035
324	Lamar Advertising Co., Class A*	20,752
144	Laureate Education, Inc.*	8,594
396	Leggett & Platt, Inc.	9,433
216	Lennar Corp., Class A	10,636
576	Liberty Global, Inc. Class A*	16,583
1,989	Liberty Media Corp. - Interactive, Class A*	46,881

See accompanying notes to schedules of portfolio investments.

1,341	Limited Brands, Inc.	37,119
18	McClatchy Co., Class A	674
63	MDC Holdings, Inc.	3,217
126	Meredith Corp.	7,367
468	MGM Mirage*	33,237
27	Mohawk Industries, Inc.*	2,363
675	Newell Rubbermaid, Inc.	20,668
927	Nordstrom, Inc.	49,214
126	NutriSystem, Inc.*	5,689
18	NVR, Inc.*	12,186
450	O’Reilly Automotive, Inc.*	15,493
1,134	Office Depot, Inc.*	37,830
135	OSI Restaurant Partners, Inc.	5,400
117	Panera Bread Co., Class A*	7,164
288	Penn National Gaming, Inc.*	13,429
549	PetSmart, Inc.	16,640
243	Polo Ralph Lauren Corp.	21,136
207	Pool Corp.	7,266
414	Pulte Homes, Inc.	12,238
405	RadioShack Corp.	10,113
252	Regal Entertainment Group, Class A	5,385
567	Ross Stores, Inc.	18,581
63	Ryland Group, Inc.	3,035
63	Sally Beauty Holdings, Inc.*	570
261	Scientific Games Corp.*	8,535
342	ServiceMaster Co. (The)	4,672
270	Sherwin-Williams Co. (The)	17,968
5,535	Sirius Satellite Radio, Inc.*	20,203
27	Snap-On, Inc.	1,353
99	Standard-Pacific Corp.	2,527
225	Stanley Works (The)	12,503
711	Starwood Hotels & Resorts Worldwide, Inc.	46,784
189	Station Casinos, Inc.	16,307
144	Thor Industries, Inc.	6,025
324	Tiffany & Co.	14,107
756	Tim Hortons, Inc.	22,733
1,809	TJX Cos., Inc.	49,747
99	Toll Brothers, Inc.*	2,956
144	Tractor Supply Co.*	7,368
27	United Auto Group, Inc.	593
585	Univision Communications, Inc., Class A*	21,060
450	Urban Outfitters, Inc.*	11,169
198	Warner Music Group Corp.	3,948
9	Washington Post Co. (The), Class B	6,894
180	Weight Watchers International, Inc.	8,505
189	Wendy’s International, Inc.	6,065
378	Williams-Sonoma, Inc.	12,761
198	Wynn Resorts Ltd.	19,408
1,206	XM Satellite Radio Holdings, Inc., Class A*	17,318
1,071	Yum! Brands, Inc.	62,054
		1,967,444
	Consumer Staples — 4.0%
63	Alberto-Culver Co.	1,395
1,773	Avon Products, Inc.	64,998
54	Bare Escentuals, Inc.*	1,879
243	Brown-Forman Corp., Class B	15,916
513	Campbell Soup Co.	20,946
252	Church & Dwight Co., Inc.	12,083
144	Constellation Brands, Inc., Class A*	3,378
180	Energizer Holdings, Inc.*	15,466
486	Estee Lauder Cos., Inc. (The)	23,270
243	Hansen Natural Corp.*	8,505
612	Hershey Co. (The)	32,363
747	HJ Heinz Co.	34,265
360	Kroger Co. (The)	9,241
414	McCormick & Co., Inc. (Non-Voting)	15,852
279	Pepsi Bottling Group, Inc.	8,649
1,575	Sara Lee Corp.	25,924
351	UST, Inc.	20,379
549	Whole Foods Market, Inc.	26,226
927	Wm. Wrigley Jr. Co.	46,165
		386,900

See accompanying notes to schedules of portfolio investments.

	Energy — 6.8%
567	Arch Coal, Inc.	17,656
1,179	BJ Services Co.	31,585
459	Cameron International Corp.*	26,021
216	Cheniere Energy, Inc.*	6,048
108	CNX Gas Corp.*	2,613
720	Consol Energy, Inc.	25,682
468	Denbury Resources, Inc.*	13,497
234	Diamond Offshore Drilling, Inc.	18,210
126	Dresser-Rand Group, Inc.*	3,272
2,565	El Paso Corp.	36,885
603	ENSCO International, Inc.	30,216
270	FMC Technologies, Inc.*	17,761
180	Foundation Coal Holdings, Inc.	5,926
243	Frontier Oil Corp.	7,181
351	Global Industries Ltd.*	5,181
513	Grant Prideco, Inc.*	22,269
360	Helix Energy Solutions Group, Inc.*	12,085
414	Helmerich & Payne, Inc.	11,261
189	Holly Corp.	10,484
423	Kinder Morgan, Inc.	44,736
324	Massey Energy Co.	7,860
648	National Oilwell Varco, Inc.*	45,127
216	Oceaneering International, Inc.*	8,519
630	Patterson-UTI Energy, Inc.	14,043
306	Plains Exploration & Production Co.*	13,963
522	Pride International, Inc.*	15,034
243	Quicksilver Resources, Inc.*	9,372
540	Range Resources Corp.	17,242
405	Rowan Cos., Inc.	12,405
846	Smith International, Inc.	34,686
657	Southwestern Energy Co.*	25,623
225	St. Mary Land & Exploration Co.	8,102
243	Sunoco, Inc.	15,678
333	Superior Energy Services*	10,206
279	Tetra Technologies, Inc.*	6,202
135	Tidewater, Inc.	7,016
225	Todco*	7,668
180	Unit Corp.*	8,811
81	W&T Offshore, Inc.	2,432
1,782	Williams Cos., Inc.	48,061
		666,619
	Financials — 8.5%
126	Affiliated Managers Group, Inc.*	14,301
36	AMBAC Financial Group, Inc.	3,155
108	AmeriCredit Corp.*	2,637
117	Arthur J. Gallagher & Co.	3,350
126	Bank of Hawaii Corp.	6,517
81	BlackRock, Inc.	12,882
441	Brown & Brown, Inc.	12,414
243	CapitalSource, Inc. (REIT)	6,267
729	CB Richard Ellis Group, Inc., Class A*	24,290
207	Cbot Holdings, Inc., Class A*	33,451
9	CNA Financial Corp.*	370
729	Commerce Bancorp, Inc.	24,363
90	Cullen/Frost Bankers, Inc.	4,867
198	Developers Diversified Realty Corp. (REIT)	12,981
63	Douglas Emmett, Inc. (REIT)	1,743
1,557	E*Trade Financial Corp.*	35,951
225	East West Bancorp, Inc.	8,386
459	Eaton Vance Corp.	15,923
45	Essex Property Trust, Inc. (REIT)	6,250
108	Federal Realty Investment Trust	9,773
360	Federated Investors, Inc., Class B	12,877
180	First Marblehead Corp. (The)	8,125
279	Forest City Enterprises , Inc., Class A	17,237
351	General Growth Properties, Inc. (REIT)	22,264
72	Hanover Insurance Group, Inc. (The)	3,382
234	HCC Insurance Holdings, Inc.	7,336
1,134	Hudson City Bancorp, Inc.	15,196
63	IndyMac Bancorp, Inc.	2,163
216	IntercontinentalExchange, Inc.*	32,584
171	Investment Technology Group, Inc.*	6,999
261	Investors Financial Services Corp.	15,279
396	Janus Capital Group, Inc.	8,415
144	Jones Lang LaSalle, Inc.	15,242
126	Kilroy Realty Corp. (REIT)	10,376
279	Legg Mason, Inc.	28,664
279	Macherich Co. (The) (REIT)	26,114

See accompanying notes to schedules of portfolio investments.

9	Markel Corp.*	4,310
369	Nasdaq Stock Market, Inc. (The)*	11,044
63	Nelnet, Inc., Class A	1,627
810	Northern Trust Corp.	48,843
315	Nuveen Investments, Inc., Class A	15,337
9	Nymex Holdings, Inc.*	1,156
315	NYSE Group, Inc.*	26,743
234	People’s Bank	10,387
180	Philadelphia Consolidated Holding Co.*	8,264
297	Public Storage, Inc. (REIT)	30,077
27	Rayonier, Inc. (REIT)	1,206
252	SEI Investments Co.	15,233
180	SL Green Realty Corp. (REIT)	26,255
297	St. Joe Co. (The)	16,525
477	Synovus Financial Corp.	15,440
1,044	T. Rowe Price Group, Inc.	48,609
108	Taubman Centers, Inc. (REIT)	6,423
198	TCF Financial Corp.	5,235
1,224	TD Ameritrade Holding Corp.*	19,584
36	Transatlantic Holdings, Inc.	2,380
531	United Dominion Realty Trust, Inc. (REIT)	17,337
243	Ventas, Inc. (REIT)	11,137
9	Webster Financial Corp.	444
81	Weingarten Realty Investors (REIT)	4,005
342	WR Berkley Corp.	11,149
		830,874
	Health Care — 13.3%
99	Abraxis Bioscience, Inc.*	2,608
234	Advanced Medical Optics, Inc.*	9,018
585	Allergan, Inc.	65,350
144	AmerisourceBergen Corp.	7,584
441	Amylin Pharmaceuticals, Inc.*	17,159
585	Applera Corp.- Applied Biosystems Group	18,065
414	Barr Pharmaceuticals, Inc.*	21,942
36	Bausch & Lomb, Inc.	1,881
225	Beckman Coulter, Inc.	14,436
972	Biomet, Inc.	41,145
72	Brookdale Senior Living, Inc.	3,399
1,467	Celgene Corp.*	78,191
243	Cephalon, Inc.*	17,272
252	Cerner Corp.*	13,132
81	Charles River Laboratories International, Inc.*	3,714
234	Community Health Systems, Inc.*	8,716
90	Cooper Cos., Inc. (The)	4,130
189	Covance, Inc.*	11,654
630	Coventry Health Care, Inc.*	34,285
405	CR Bard, Inc.	32,319
450	Cytyc Corp.*	13,635
342	Dade Behring Holdings, Inc.	14,008
405	DaVita, Inc.*	22,093
621	Dentsply International, Inc.	19,586
234	Edwards Lifesciences Corp.*	11,810
648	Emdeon Corp.*	9,681
522	Endo Pharmaceuticals Holdings, Inc.*	16,292
450	Express Scripts, Inc.*	33,934
1,287	Forest Laboratories, Inc.*	66,615
207	Gen-Probe, Inc.*	9,940
243	Health Management Associates, Inc., Class A	4,850
423	Health Net, Inc.*	22,618
351	Henry Schein, Inc.*	18,312
99	Hillenbrand Industries, Inc.	5,920
612	Hospira, Inc.*	23,421
648	Humana, Inc.*	38,776
126	Idexx Laboratories, Inc.*	10,859
270	ImClone Systems, Inc.*	7,779
567	IMS Health, Inc.	16,375
144	Intuitive Surgical, Inc.*	15,998
72	Invitrogen Corp.*	4,554
171	Kinetic Concepts, Inc.*	8,405
495	Laboratory Corp. of America Holdings*	39,476
81	LifePoint Hospitals, Inc.*	2,965
378	Lincare Holdings, Inc.*	14,761
288	Manor Care, Inc.	15,431
981	Medimmune, Inc.*	31,304
666	Millennium Pharmaceuticals, Inc.*	7,193
207	Millipore Corp.*	14,805
828	Mylan Laboratories, Inc.	17,529
234	Omnicare, Inc.	9,720
549	Patterson Cos., Inc.*	18,326

See accompanying notes to schedules of portfolio investments.

450	PDL BioPharma, Inc.*	8,591
189	Pediatrix Medical Group, Inc.*	10,225
261	PerkinElmer, Inc.	6,186
396	Pharmaceutical Product Development, Inc.	12,589
621	Quest Diagnostics, Inc.	31,683
297	Resmed, Inc.*	14,191
288	Respironics, Inc.*	11,799
432	Sepracor, Inc.*	22,706
225	Sierra Health Services, Inc.*	8,361
1,422	St. Jude Medical, Inc.*	56,382
153	Techne Corp.*	8,617
1,260	Tenet Healthcare Corp.*	8,606
774	Thermo Fisher Scientific, Inc.*	35,039
54	Triad Hospitals, Inc.*	2,649
45	Universal Health Services, Inc., Class B	2,604
522	Varian Medical Systems, Inc.*	23,986
324	VCA Antech, Inc.*	11,894
468	Vertex Pharmaceuticals, Inc.*	14,363
405	Waters Corp.*	21,975
27	WebMD Health Corp., Class A*	1,452
126	WellCare Health Plans, Inc.*	10,346
		1,297,215
	Industrials — 13.1%
27	AGCO Corp.*	979
45	Alliant Techsystems, Inc.*	3,895
54	Allied Waste Industries, Inc.*	692
702	American Standard Cos., Inc.	37,199
423	Ametek, Inc.	14,467
630	AMR Corp.*	21,477
369	Avery Dennison Corp.	24,524
144	Brink’s Co. (The)	8,529
108	Carlisle Cos., Inc.	9,411
684	CH Robinson Worldwide, Inc.	34,857
315	ChoicePoint, Inc.*	12,247
522	Cintas Corp.	21,078
189	Con-way, Inc.	9,280
342	Continental Airlines, Inc., Class B*	13,543
279	Copart, Inc.*	8,217
162	Corporate Executive Board Co.	12,605
153	Corrections Corp. of America*	8,011
450	Covanta Holding Corp.*	10,233
855	CSX Corp.	32,208
171	Cummins, Inc.	23,030
288	Donaldson Co., Inc.	10,328
720	Dover Corp.	34,409
45	DRS Technologies, Inc.	2,385
252	Dun & Bradstreet Corp.*	22,247
450	Equifax, Inc.	17,424
837	Expeditors International Washington, Inc.	37,539
495	Fastenal Co.	17,459
36	Flowserve Corp.*	1,869
342	Fluor Corp.	28,889
207	Gardner Denver, Inc.*	7,011
90	GATX Corp.	4,154
459	Goodrich Corp.	22,514
270	Graco, Inc.	10,938
162	Harsco Corp.	13,900
243	Hertz Global Holdings, Inc.*	5,166
189	HNI Corp.	9,450
72	Hubbell, Inc., Class B	3,478
207	IDEX Corp.	10,766
486	ITT Corp.	28,781
234	Jacobs Engineering Group, Inc.*	21,140
405	JB Hunt Transport Services, Inc.	10,757
486	Joy Global, Inc.	21,549
108	Kansas City Southern*	3,460
54	KBR, Inc.*	1,227
207	Kirby Corp.*	7,564
36	L-3 Communications Holdings, Inc.	3,136
234	Landstar System, Inc.	10,457
171	Lincoln Electric Holdings, Inc.	10,670
243	Manitowoc Co., Inc. (The)	14,264
297	Manpower, Inc.	22,067
945	Masco Corp.	28,208
486	Monster Worldwide, Inc.*	24,232
153	MSC Industrial Direct Co.	6,600
288	Oshkosh Truck Corp.	15,451
585	Paccar, Inc.	40,652
90	Pall Corp.	3,112

See accompanying notes to schedules of portfolio investments.

207	Parker Hannifin Corp.	17,055
153	Pentair, Inc.	4,777
513	Pitney Bowes, Inc.	24,475
531	Precision Castparts Corp.	48,305
198	Quanta Services, Inc.*	4,592
441	Republic Services, Inc.	18,553
594	Robert Half International, Inc.	23,208
657	Rockwell Automation, Inc.	40,793
675	Rockwell Collins, Inc.	44,199
342	Roper Industries, Inc.	18,167
1,836	Southwest Airlines Co.	27,779
180	Spirit Aerosystems Holdings, Inc., Class A*	5,312
234	Steelcase, Inc.	4,544
171	Stericycle, Inc.*	13,305
99	Swift Transportation Co., Inc.*	3,048
189	Terex Corp.*	12,444
477	Textron, Inc.	44,022
243	Thomas & Betts Corp.*	12,349
27	Timken Co.	772
171	Toro Co.	8,986
297	Trinity Industries, Inc.	12,429
9	URS Corp.*	374
243	US Airways Group, Inc.*	12,706
135	USG Corp.*	7,316
198	Walter Industries, Inc.	4,936
189	WESCO International, Inc.*	12,612
216	WW Grainger, Inc.	16,664
		1,283,457
	Information Technology — 16.3%
1,089	Activision, Inc.*	18,208
306	Acxiom Corp.	6,536
405	ADC Telecommunications, Inc.*	6,651
153	Affiliated Computer Services, Inc., Class A*	7,951
666	Agere Systems, Inc.*	14,592
612	Akamai Technologies, Inc.*	31,561
324	Alliance Data Systems Corp.*	19,359
1,413	Altera Corp.*	29,828
351	Amphenol Corp., Class A	22,654
1,350	Analog Devices, Inc.	48,938
63	Arrow Electronics, Inc.*	2,414
909	Autodesk, Inc.*	37,405
144	Avaya, Inc.*	1,768
234	Avnet, Inc.*	8,557
90	AVX Corp.	1,375
1,539	BEA Systems, Inc.*	18,360
837	BMC Software, Inc.*	25,830
252	CA, Inc.	6,565
936	Cadence Design Systems, Inc.*	18,664
234	CDW Corp.	14,527
495	Ceridian Corp.*	16,147
324	Checkfree Corp.*	12,286
72	Ciena Corp.*	2,266
720	Citrix Systems, Inc.*	23,184
549	Cognizant Technology Solutions Corp., Class A*	49,520
27	Convergys Corp.*	694
261	Cree, Inc.*	4,594
495	Cypress Semiconductor Corp.*	9,405
216	Diebold, Inc.	10,232
135	Dolby Laboratories, Inc., Class A*	4,320
225	DST Systems, Inc.*	15,845
1,197	Electronic Arts, Inc.*	60,353
1,143	Electronic Data Systems Corp.	32,027
162	F5 Networks, Inc.*	11,765
162	Factset Research Systems, Inc.	9,859
180	Fair Isaac Corp.	7,025
243	Fairchild Semiconductor International, Inc.*	4,547
81	Fidelity National Information Services, Inc.	3,722
693	Fiserv, Inc.*	36,701
270	Global Payments, Inc.	10,387
531	Harris Corp.	26,062
45	Hewitt Associates, Inc., Class A*	1,351
351	Integrated Device Technology, Inc.*	5,693
153	International Rectifier Corp.*	6,567
243	Intersil Corp., Class A	6,427
1,377	Intuit, Inc.*	40,635
675	Iron Mountain, Inc.*	18,799
720	Jabil Circuit, Inc.	19,238
801	JDS Uniphase Corp.*	12,984
1,197	Juniper Networks, Inc.*	22,635

See accompanying notes to schedules of portfolio investments.

621	Kla-Tencor Corp.	32,131
558	Lam Research Corp.*	24,920
297	Lexmark International, Inc., Class A*	17,986
1,197	Linear Technology Corp.	39,728
1,125	LSI Logic Corp.*	11,408
243	Mastercard, Inc., Class A	26,045
1,260	Maxim Integrated Products, Inc.	41,265
585	McAfee, Inc.*	17,620
576	MEMC Electronic Materials, Inc.*	29,704
162	Mettler-Toledo International, Inc.*	13,990
846	Microchip Technology, Inc.	30,118
1,305	Micron Technology, Inc.*	15,477
540	Molex, Inc.	15,838
333	MoneyGram International, Inc.	10,010
225	National Instruments Corp.	6,037
1,260	National Semiconductor Corp.	32,281
369	NAVTEQ Corp.*	11,793
153	NCR Corp.*	7,069
1,476	Network Appliance, Inc.*	57,077
198	Novellus Systems, Inc.*	6,376
1,386	Nvidia Corp.*	42,966
1,323	Paychex, Inc.	53,754
810	PMC-Sierra, Inc.*	5,468
639	QLogic Corp.*	11,240
315	Rambus, Inc.*	6,275
729	Red Hat, Inc.*	16,366
27	Riverbed Technology , Inc.*	859
333	Salesforce.com, Inc.*	14,406
891	SanDisk Corp.*	32,450
837	Sanmina-SCI Corp.*	3,105
198	Silicon Laboratories, Inc.*	5,980
1,611	Solectron Corp.*	5,187
27	Spansion, Inc., Class A*	328
54	Synopsys, Inc.*	1,381
234	Tektronix, Inc.	6,695
603	Teradyne, Inc.*	9,720
144	Total System Services, Inc.	4,496
432	Trimble Navigation Ltd.*	11,431
180	VeriFone Holdings, Inc.*	7,029
909	VeriSign, Inc.*	22,998
135	Vishay Intertechnology, Inc.*	1,924
873	Western Digital Corp.*	16,735
1,350	Xilinx, Inc.	34,587
279	Zebra Technologies Corp.*	11,051
		1,600,317
	Materials — 3.8%
99	Air Products & Chemicals, Inc.	7,407
252	Airgas, Inc.	10,400
396	Allegheny Technologies, Inc.	40,570
414	Ball Corp.	19,168
99	Cabot Corp.	4,427
90	Carpenter Technology Corp.	10,670
162	Celanese Corp., Class A	4,630
657	Crown Holdings, Inc.*	15,006
198	Eagle Materials, Inc.	9,171
711	Ecolab, Inc.	30,075
189	Florida Rock Industries, Inc.	12,735
396	Freeport-McMoRan Copper & Gold, Inc., Class B	22,734
252	Huntsman Corp.*	5,153
243	International Flavors & Fragrances, Inc.	11,373
180	Martin Marietta Materials, Inc.	22,558
423	Nalco Holding Co.*	10,110
603	Owens-Illinois, Inc.*	14,327
324	Packaging Corp. of America	7,938
522	Pactiv Corp.*	16,809
81	PPG Industries, Inc.	5,366
90	Rohm & Haas Co.	4,757
135	Scotts Miracle-Gro Co. (The), Class A	5,955
135	Sealed Air Corp.	8,699
225	Sigma-Aldrich Corp.	9,225
54	Southern Copper Corp.	3,802
315	Titanium Metals Corp.*	10,994
27	Valhi, Inc.	602
369	Vulcan Materials Co.	42,985
		367,646
	Telecommunication Services — 2.1%
1,656	American Tower Corp., Class A*	64,153
522	Citizens Communications Co.	7,867
819	Crown Castle International Corp.*	26,830

See accompanying notes to schedules of portfolio investments.

72	Leap Wireless International, Inc.*	4,865
4,626	Level 3 Communications, Inc.*	30,393
243	NeuStar, Inc., Class A*	7,776
576	NII Holdings, Inc.*	40,804
405	SBA Communications Corp., Class A*	10,923
234	Telephone & Data Systems, Inc.	13,031
36	U.S. Cellular Corp.*	2,583
		209,225
	Utilities — 1.6%
2,592	AES Corp. (The)*	55,261
648	Allegheny Energy, Inc.*	30,611
306	Aqua America, Inc.	6,974
90	Constellation Energy Group, Inc.	7,080
81	DPL, Inc.	2,444
414	Equitable Resources, Inc.	17,665
153	NRG Energy, Inc.*	10,135
297	Questar Corp.	24,990
		155,160
	Total Common Stock
	(Cost $9,072,110)	8,764,857

Principal Amount
	Repurchase Agreements — 10.4%
$361,438	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $361,491 **	361,438

650,907	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $651,002 ***	650,907

	Total Repurchase Agreements
	(Cost $1,012,345)	1,012,345

	Total Investments
	(Cost $10,084,455) — 99.9%	9,777,202
	Other assets less liabilities — 0.1%	12,711
	Net Assets — 100.0%	$9,789,913

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $368,656. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $683,458. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,188
Aggregate gross unrealized depreciation	(344,441)
Net unrealized depreciation	$(307,253)

Federal income tax cost of investments	$10,084,455

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 03/27/07	$10,758,852	$39,554

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) – 89.9%
	Consumer Discretionary – 14.3%
45	1-800-FLOWERS.COM, Inc., Class A*	$329
594	99 Cents Only Stores*	8,868
90	A.C. Moore Arts & Crafts, Inc.*	1,762
324	AFC Enterprises*	5,570
270	Aftermarket Technology Corp.*	6,043
90	Ambassadors International, Inc.	3,811
54	America’s Car-Mart, Inc.*	619
648	American Axle & Manufacturing Holdings, Inc.	15,895
666	American Greetings Corp., Class A	15,598
243	Ameristar Casinos, Inc.	7,878
153	Applebee’s International, Inc.	3,911
90	Arbitron, Inc.	4,033
162	Arctic Cat, Inc.	3,008
882	ArvinMeritor, Inc.	16,105
153	Asbury Automotive Group, Inc.	4,087
207	Audiovox Corp.*	3,126
72	Avatar Holdings, Inc.*	5,188
90	Bally Technologies, Inc.*	1,967
351	Bally Total Fitness Holding Corp.*	723
144	Bandag, Inc.	7,284
1,134	Belo Corp., Class A	21,138
54	Big 5 Sporting Goods Corp.	1,290
1,404	Big Lots, Inc.*	35,142
2,376	Blockbuster, Inc., Class A*	15,777
261	Bluegreen Corp.*	3,179
324	Blyth, Inc.	6,642
450	Bob Evans Farms, Inc.	16,272
81	Bon-Ton Stores, Inc. (The)	3,971
180	Books-A-Million, Inc.	2,873
738	Borders Group, Inc.	15,778
99	Brookfield Homes Corp.	3,515
261	Brown Shoe Co., Inc.	13,389
18	Buckle, Inc. (The)	621
360	Building Material Holding Corp.	7,484
378	Cabela’s, Inc.*	9,397
9	Cache, Inc.*	202
135	California Coastal Communities, Inc.*	2,654
945	Callaway Golf Co.	14,270
9	Capella Education Co.*	294
153	Carmike Cinemas, Inc.	3,470
252	Catalina Marketing Corp.	7,888
54	Cavco Industries, Inc.*	1,783
387	CBRL Group, Inc.	18,057
180	CEC Entertainment, Inc.*	7,675
756	Charming Shoppes, Inc.*	9,427
4,788	Charter Communications, Inc., Class A*	14,412
27	Cherokee, Inc.	1,183
108	Churchill Downs, Inc.	4,737
459	Citadel Broadcasting Corp.	4,673
162	Coinmach Service Corp., Class A	1,800
324	Coinstar, Inc.*	9,561
162	Columbia Sportswear Co.*	10,298
18	Conn’s, Inc.*	456
765	Cooper Tire & Rubber Co.	11,276
126	Core-Mark Holding Co. , Inc.*	3,880
279	Cost Plus, Inc.*	2,996
108	Courier Corp.	4,126
567	Cox Radio, Inc., Class A*	8,199
90	Crown Media Holdings, Inc., Class A*	373
252	CSK Auto Corp.*	4,357
81	CSS Industries, Inc.	2,785
333	Cumulus Media, Inc., Class A*	3,273
63	Deckers Outdoor Corp.*	4,108
135	dELiA*s, Inc.*	1,364
477	Dominos Pizza, Inc.	14,720
207	Dover Motorsports, Inc.	1,103
216	Educate, Inc.*	1,693

See accompanying notes to schedules of portfolio investments.

279	Emmis Communications Corp., Class A	2,293
396	Entercom Communications Corp.	11,322
378	Entravision Communications Corp., Class A*	3,413
324	Ethan Allen Interiors, Inc.	11,943
531	Finish Line, Class A	6,749
99	Fisher Communications, Inc.*	4,510
315	Fossil, Inc.*	8,480
495	Fred’s, Inc.	6,772
162	FTD Group, Inc.*	3,136
567	Furniture Brands International, Inc.	9,095
108	GateHouse Media, Inc.	2,089
504	Gaylord Entertainment Co.*	27,201
252	Genesco, Inc.*	10,080
531	Gray Television, Inc.	4,625
333	Great Wolf Resorts, Inc.*	4,452
306	Group 1 Automotive, Inc.	14,159
477	Harris Interactive, Inc.*	2,705
396	Hartmarx Corp.*	2,618
279	Haverty Furniture Cos., Inc.	4,076
135	Hooker Furniture Corp.	2,545
450	Hovnanian Enterprises, Inc., Class A*	13,995
171	Ihop Corp.	9,528
450	Interactive Data Corp.	10,823
162	INVESTools, Inc.*	2,584
144	J. Crew Group, Inc.*	5,190
441	Jack in the Box, Inc.*	30,138
342	Jakks Pacific, Inc.*	8,382
297	Jo-Ann Stores, Inc.*	6,691
549	Journal Communications, Inc., Class A	7,313
495	Journal Register Co.	3,515
153	K-Swiss, Inc., Class A	4,313
585	K2, Inc.*	6,845
315	Kellwood Co.	9,932
117	Kenneth Cole Productions, Inc., Class A	2,989
189	Kimball International, Inc., Class B	3,975
369	Krispy Kreme Doughnuts, Inc.*	3,753
648	La-Z-Boy, Inc.	8,916
288	Lakes Entertainment, Inc.*	2,566
207	Landry’s Restaurants, Inc.	6,090
360	Leapfrog Enterprises, Inc.*	3,722
837	Lear Corp.*	30,902
567	Lee Enterprises, Inc.	18,065
207	Levitt Corp., Class A	2,701
27	Lifetime Brands, Inc.	522
342	Lin TV Corp., Class A*	4,634
198	Lithia Motors, Inc., Class A	5,833
585	Live Nation, Inc.*	13,537
234	Lodgian, Inc.*	3,131
270	Luby’s, Inc.*	2,789
135	M/I Homes, Inc.	4,243
495	Magna Entertainment Corp., Class A*	2,025
27	Maidenform Brands, Inc.*	494
270	Marcus Corp.	5,945
63	Marine Products Corp.	585
189	MarineMax, Inc.*	4,309
135	Marvel Entertainment, Inc.*	3,752
135	Matthews International Corp., Class A	5,401
18	McCormick & Schmick’s Seafood Restaurants, Inc.*	453
279	Media General, Inc., Class A	11,450
315	Mediacom Communications Corp., Class A*	2,520
279	Meritage Homes Corp.*	10,811
423	Modine Manufacturing Co.	10,435

See accompanying notes to schedules of portfolio investments.

333	Monaco Coach Corp.	5,365
81	Morton’s Restaurant Group, Inc.*	1,523
225	Movado Group, Inc.	6,640
216	MTR Gaming Group, Inc.*	2,827
342	Multimedia Games, Inc.*	3,612
63	National Presto Industries, Inc.	3,983
99	Nautilus, Inc.	1,708
45	Noble International Ltd.	849
288	O’Charley’s, Inc.*	6,039
207	Oakley, Inc.	4,343
63	Orleans Homebuilders, Inc.	930
162	Outdoor Channel Holdings, Inc.*	1,767
180	Oxford Industries, Inc.	8,890
81	Palm Harbor Homes, Inc.*	1,057
108	Papa John’s International, Inc.*	3,189
729	Payless Shoesource, Inc.*	22,526
675	Pep Boys - Manny, Moe & Jack	10,226
135	Perry Ellis International, Inc.*	4,124
342	Phillips-Van Heusen	18,755
1,089	Pier 1 Imports, Inc.	7,394
225	Pinnacle Entertainment, Inc.*	7,277
234	Playboy Enterprises, Inc., Class B*	2,420
99	Polaris Industries, Inc.	4,741
2,475	Primedia, Inc.*	6,113
315	ProQuest Co.*	3,443
648	Quantum Fuel Systems Technologies Worldwide, Inc.*	933
1,206	Quiksilver, Inc.*	16,812
954	Radio One, Inc., Class D*	6,716
63	Rare Hospitality International, Inc.*	1,944
243	RC2 Corp.*	9,603
360	RCN Corp.*	9,846
585	Reader’s Digest Association, Inc. (The)	9,927
567	Regis Corp.	23,859
864	Rent-A-Center, Inc.*	24,468
63	Riviera Holdings Corp.*	1,269
63	Ruby Tuesday, Inc.	1,846
144	Russ Berrie & Co., Inc.*	2,017
117	Salem Communications Holding Corp., Class A	1,400
27	Sauer-Danfoss, Inc.	997
441	Scholastic Corp.*	15,342
153	Sealy Corp.	2,639
63	Shiloh Industries, Inc.	747
108	Shoe Carnival, Inc.*	3,261
18	Shutterfly, Inc.*	297
891	Six Flags, Inc.*	5,515
9	Skechers U.S.A., Inc., Class A*	314
81	Skyline Corp.	2,775
378	Sonic Automotive, Inc.	11,113
360	Source Interlink Cos., Inc.*	2,596
315	Spanish Broadcasting System, Class A*	1,421
189	Speedway Motorsports, Inc.	7,063
540	Stage Stores, Inc.	11,842
135	Stanley Furniture Co., Inc.	2,904
351	Steak N Shake Co. (The)*	6,034
153	Stein Mart, Inc.	2,223
90	Steinway Musical Instruments	2,885
1,314	Stewart Enterprises, Inc., Class A	10,394
459	Stride Rite Corp.	7,413
387	Sun-Times Media Group, Inc.	1,544
288	Superior Industries International	6,178
81	Syms Corp.*	1,555
117	Systemax, Inc.*	3,106
279	Talbots, Inc.	7,042
171	Tarragon Corp.	2,244
243	Technical Olympic USA, Inc.	2,189
459	Tenneco, Inc.*	11,154
297	Timberland Co., Class A*	8,055
81	Town Sports International Holdings, Inc.*	1,591
387	Trump Entertainment Resorts, Inc.*	6,807
90	Tuesday Morning Corp.	1,417
414	Tupperware Brands Corp.	9,692
117	Unifirst Corp.	4,881
27	Universal Electronics, Inc.*	705
45	Vail Resorts, Inc.*	2,338

See accompanying notes to schedules of portfolio investments.

252	Valassis Communications, Inc.*	4,193
18	Valuvision Media, Inc.*	225
90	Vertrue, Inc.*	4,390
1,593	Visteon Corp.*	13,588
333	Warnaco Group, Inc. (The)*	8,698
414	WCI Communities, Inc.*	8,619
180	West Marine, Inc.*	3,017
873	Westwood One, Inc.	5,963
90	Weyco Group, Inc.	2,304
36	Winnebago Industries	1,171
351	Wolverine World Wide, Inc.	9,740
117	Xerium Technologies, Inc.	1,195
594	Zale Corp.*	15,301
		1,384,484
	Consumer Staples – 3.4%
1,188	Alliance One International, Inc.*	9,991
36	Boston Beer Co., Inc., Class A*	1,180
576	Casey’s General Stores, Inc.	14,406
72	Central European Distribution Corp.*	1,957
738	Central Garden and Pet Co.*	10,347
72	Chattem, Inc.*	3,843
522	Chiquita Brands International, Inc.	7,569
117	Delta & Pine Land Co.	4,790
45	Diamond Foods, Inc.	752
324	Elizabeth Arden, Inc.*	7,057
81	Farmer Brothers Co.	1,723
288	Flowers Foods, Inc.	8,464
243	Great Atlantic & Pacific Tea Co.	7,727
387	Hain Celestial Group, Inc.*	11,227
144	Imperial Sugar Co.	4,445
144	Ingles Markets, Inc., Class A	5,498
18	Inter Parfums, Inc.	348
90	J & J Snack Foods Corp.	3,572
81	Lancaster Colony Corp.	3,430
225	Lance, Inc.	4,491
45	Longs Drug Stores Corp.	2,073
27	Maui Land & Pineapple Co., Inc.*	830
162	Nash Finch Co.	4,870
612	NBTY, Inc.*	29,792
279	Nu Skin Enterprises, Inc., Class A	4,735
27	Pantry, Inc. (The)*	1,273
603	Pathmark Stores, Inc.*	6,892
432	Performance Food Group Co.*	12,731
45	Physicians Formula Holdings, Inc.*	910
504	Pilgrim’s Pride Corp.	15,443
189	Playtex Products, Inc.*	2,591
171	Premium Standard Farms, Inc.	3,555
414	Prestige Brands Holdings, Inc.*	4,744
99	Pricesmart, Inc.*	1,439
306	Ralcorp Holdings, Inc.*	17,754
27	Reddy Ice Holdings, Inc.	728
2,403	Revlon, Inc., Class A*	3,028
495	Ruddick Corp.	14,023
216	Sanderson Farms, Inc.	6,988
9	Seaboard Corp.	19,350
171	Smart & Final, Inc.*	3,668
261	Spartan Stores, Inc.	6,157
459	Spectrum Brands, Inc.*	4,053
72	Susser Holdings Corp.*	1,297
45	Tootsie Roll Industries, Inc.	1,360
432	Topps Co., Inc. (The)	3,957
387	TreeHouse Foods, Inc.*	11,165
324	Universal Corp.	17,065
171	Vector Group Ltd.	3,119
18	Village Super Market, Class A	1,402
108	WD-40 Co.	3,445
117	Weis Markets, Inc.	5,090
		328,344
	Energy – 3.6%
54	Alon USA Energy, Inc.	1,520
72	Aventine Renewable Energy Holdings, Inc.*	1,151
198	Bill Barrett Corp.*	5,825
9	Bois d’Arc Energy, Inc.*	123
567	Brigham Exploration Co.*	3,357

See accompanying notes to schedules of portfolio investments.

288	Bristow Group, Inc.*	10,555
27	Bronco Drilling Co., Inc.*	406
126	Callon Petroleum Co.*	1,678
171	Comstock Resources, Inc.*	4,591
45	Dawson Geophysical Co.*	1,895
54	Delta Petroleum Corp.*	1,080
216	Edge Petroleum Corp.*	2,715
657	Encore Acquisition Co.*	15,945
126	Energy Partners Ltd.*	2,734
648	EXCO Resources, Inc.*	11,288
27	GeoMet, Inc.*	222
126	Giant Industries, Inc.*	9,518
54	Gulf Island Fabrication, Inc.	1,850
216	Gulfmark Offshore, Inc.*	8,545
1,278	Hanover Compressor Co.*	28,052
459	Harvest Natural Resources, Inc.*	4,338
288	Hornbeck Offshore Services, Inc.*	7,710
360	Houston Exploration Co.*	18,871
639	Input/Output, Inc.*	8,671
234	International Coal Group, Inc.*	1,196
360	Lone Star Technologies, Inc.*	17,111
306	McMoRan Exploration Co.*	3,914
1,080	Meridian Resource Corp.*	2,786
477	Newpark Resources*	2,910
216	NGP Capital Resources Co.	3,335
297	Oil States International, Inc.*	8,717
1,350	Parker Drilling Co.*	11,570
135	Penn Virginia Corp.	9,407
738	PetroHawk Energy Corp.*	8,834
378	Petroquest Energy, Inc.*	4,351
72	PHI, Inc. (Non-Voting)*	2,015
126	RAM Energy Resources, Inc.*	529
630	Rosetta Resources, Inc.*	11,573
342	Stone Energy Corp.*	10,499
171	Sulphco, Inc.*	547
360	Swift Energy Co.*	13,982
18	T-3 Energy Services, Inc.*	382
144	Trico Marine Services, Inc.*	5,247
171	Union Drilling, Inc.*	2,078
378	Universal Compression Holdings, Inc.*	25,307
1,080	USEC, Inc.*	15,314
63	Venoco, Inc*	958
90	VeraSun Energy Corp.*	1,560
477	Warren Resources, Inc.*	5,347
288	Western Refining, Inc.	8,326
459	Whiting Petroleum Corp.*	17,768
		348,203
	Financials – 30.2%
162	1st Source Corp.	4,262
342	21st Century Insurance Group	7,240
90	Abington Community Bancorp, Inc.	1,747
36	ACA Capital Holdings, Inc.*	540
270	Accredited Home Lenders Holding Co.*	6,070
216	Advanta Corp.	9,022
90	Affirmative Insurance Holdings, Inc.	1,454
531	Affordable Residential Communities, Inc.*	6,303
99	Agree Realty Corp. (REIT)	3,350
207	Alabama National Bancorporation	15,016
297	Alexandria Real Estate Equities, Inc. (REIT)	31,241
405	Alfa Corp.	7,375
270	Amcore Financial, Inc.	8,832
288	American Campus Communities, Inc. (REIT)	8,712
693	American Equity Investment Life Holding Co.	9,189
1,611	American Financial Realty Trust (REIT)	17,882
549	American Home Mortgage Investment Corp. (REIT)	15,015
117	American Physicians Capital, Inc.*	4,338
144	AmericanWest Bancorp	3,087
162	Ameris Bancorp	3,967
279	Amtrust Financial Services, Inc.	3,013
243	Anchor Bancorp Wisconsin, Inc.	6,870
711	Anthracite Capital, Inc. (REIT)	8,895
567	Anworth Mortgage Asset Corp. (REIT)	5,041
1,008	Apollo Investment Corp.	22,861
144	Arbor Realty Trust, Inc. (REIT)	4,434

See accompanying notes to schedules of portfolio investments.

648	Ares Capital Corp.	13,103
387	Argonaut Group, Inc.*	13,626
117	Arrow Financial Corp.	2,621
747	Ashford Hospitality Trust, Inc. (REIT)	9,263
45	Asset Acceptance Capital Corp.*	664
99	Baldwin & Lyons, Inc.	2,442
90	Bancfirst Corp.	4,231
108	Bancorp, Inc.*	2,660
126	BancTrust Financial Group, Inc.	2,796
756	Bank Mutual Corp.	8,838
198	Bank of Granite Corp.	3,558
585	BankAtlantic Bancorp, Inc., Class A	7,465
306	BankFinancial Corp.	5,343
387	Bankunited Financial Corp., Class A	9,451
153	Banner Corp.	6,382
108	Berkshire Hills Bancorp, Inc.	3,734
207	BFC Financial Corp.*	1,209
810	BioMed Realty Trust, Inc. (REIT)	22,639
441	Boston Private Financial Holdings, Inc.	12,723
189	Bristol West Holdings, Inc.	3,071
765	Brookline Bancorp, Inc.	9,761
126	Cadence Financial Corp.	2,604
45	Calamos Asset Management, Inc., Class A	1,171
72	Camden National Corp.	3,195
162	Capital City Bank Group, Inc.	5,422
72	Capital Corp. of the West	2,056
414	Capital Lease Funding, Inc. (REIT)	4,393
36	Capital Southwest Corp.	4,959
135	Capital Trust, Inc., Class A (REIT)	6,210
162	Capitol Bancorp Ltd.	6,521
81	Cardinal Financial Corp.	823
18	Cascade Bancorp	468
180	Cash America International, Inc.	7,310
594	Cathay General Bancorp	20,154
108	CBRE Realty Finance, Inc.	1,413
540	Cedar Shopping Centers, Inc. (REIT)	8,667
738	Centennial Bank Holdings, Inc.*	6,280
54	Center Financial Corp.	1,166
108	Centerstate Banks of Florida, Inc.	1,999
378	Central Pacific Financial Corp.	14,247
648	CharterMac	12,357
315	Chemical Financial Corp.	9,135
585	Chittenden Corp.	17,895
936	Citizens Banking Corp.	21,247
108	Citizens First Bancorp, Inc.	2,714
117	City Bank	3,670
225	City Holding Co.	8,852
198	Clark, Inc.	3,402
9	Clayton Holdings, Inc.*	200
162	Clifton Savings Bancorp, Inc.	1,913
198	CNA Surety Corp.*	3,909
72	Coastal Financial Corp.	1,159
36	Cohen & Steers, Inc.	1,506
81	Columbia Bancorp	1,946
198	Columbia Banking System, Inc.	6,677
675	Commerce Group, Inc.	19,352
72	Community Bancorp*	2,237
369	Community Bank System, Inc.	7,893
297	Community Banks, Inc.	7,455
189	Community Trust Bancorp, Inc.	6,747
162	Compass Diversified Trust	2,782
54	CompuCredit Corp.*	1,677
486	Corus Bankshares, Inc.	9,020
288	Crawford & Co., Class B	1,708
981	Crescent Real Estate Equities Co. (REIT)	19,512
81	Crystal River Capital, Inc. (REIT)	2,065
315	CVB Financial Corp.	3,865
648	Deerfield Triarc Capital Corp. (REIT)	9,979
513	Delphi Financial Group	20,156
1,080	DiamondRock Hospitality Co. (REIT)	19,537
315	Dime Community Bancshares	3,960
180	Direct General Corp.	3,740
162	Donegal Group, Inc.	2,780
837	Doral Financial Corp.*	1,816

See accompanying notes to schedules of portfolio investments.

261	Downey Financial Corp.	17,106
27	EastGroup Properties, Inc. (REIT)	1,457
333	Education Realty Trust, Inc. (REIT)	4,925
63	eHealth, Inc.*	1,576
72	EMC Insurance Group, Inc.	1,963
333	Entertainment Properties Trust (REIT)	21,811
684	Equity Inns, Inc. (REIT)	10,602
477	Equity One, Inc. (REIT)	12,793
720	Extra Space Storage, Inc. (REIT)	13,709
90	Farmers Capital Bank Corp.	2,768
171	FBL Financial Group, Inc., Class A	6,657
135	Federal Agricultural Mortgage Corp.	3,456
621	FelCor Lodging Trust, Inc. (REIT)	14,643
603	Fieldstone Investment Corp. (REIT)	2,967
342	Financial Federal Corp.	9,265
90	First Acceptance Corp.*	919
144	First Bancorp/North Carolina	3,198
873	First Bancorp/Puerto Rico	10,424
54	First Busey Corp.	1,179
432	First Charter Corp.	10,416
882	First Commonwealth Financial Corp.	10,857
252	First Community Bancorp, Inc.	13,679
126	First Community Bancshares, Inc.	4,777
414	First Financial Bancorp	6,504
261	First Financial Bankshares, Inc.	10,944
162	First Financial Corp.	5,027
153	First Financial Holdings, Inc.	5,301
144	First Indiana Corp.	3,169
558	First Industrial Realty Trust, Inc. (REIT)	25,919
234	First Merchants Corp.	5,763
126	First Mercury Financial Corp.*	2,846
621	First Midwest Bancorp, Inc.	23,362
1,386	First Niagara Financial Group, Inc.	19,681
216	First Place Financial Corp.	4,519
297	First Potomac Realty Trust (REIT)	8,895
27	First Regional Bancorp*	849
252	First Republic Bank	13,507
243	First State Bancorporation	5,424
207	FirstFed Financial Corp.*	11,840
999	FirstMerit Corp.	21,429
504	Flagstar Bancorp, Inc.	6,975
243	Flushing Financial Corp.	3,949
756	FNB Corp./Pennsylvania	12,973
90	FNB Corp./Virginia	3,254
126	Fpic Insurance Group, Inc.*	5,577
288	Franklin Bank Corp.*	5,314
729	Franklin Street Properties Corp. (REIT)	13,997
396	Fremont General Corp.	3,485
1,836	Friedman Billings Ramsey Group, Inc., Class A (REIT)	12,448
378	Frontier Financial Corp.	9,888
72	GAMCO Investors, Inc.	2,809
171	GB&T Bancshares, Inc.	3,288
567	Glacier Bancorp, Inc.	13,863
153	Gladstone Capital Corp.	3,375
72	Gladstone Investment Corp.	1,058
495	GMH Communities Trust (REIT)	5,292
234	Gramercy Capital Corp. (REIT)	7,525
108	Great American Financial Resources, Inc.	2,704
135	Great Southern Bancorp, Inc.	3,938
630	Greater Bay Bancorp	16,884
108	Greene County Bancshares, Inc.	3,678
189	Hancock Holding Co.	8,424
504	Hanmi Financial Corp.	9,843
171	Harleysville Group, Inc.	5,559
360	Harleysville National Corp.	6,484
54	Harris & Harris Group, Inc.*	648
594	Healthcare Realty Trust, Inc. (REIT)	23,012
180	Heartland Financial USA, Inc.	4,664
72	Heritage Commerce Corp.	1,819
396	Hersha Hospitality Trust (REIT)	4,415
747	Highland Hospitality Corp. (REIT)	12,258
675	Highwoods Properties, Inc. (REIT)	29,821
414	Hilb, Rogal & Hobbs Co.	18,754
117	Home Bancshares, Inc.	2,672

See accompanying notes to schedules of portfolio investments.

72	Home Federal Bancorp, Inc.	1,111
54	Home Properties, Inc. (REIT)	3,163
702	HomeBanc Corp. (REIT)	1,952
540	Horace Mann Educators Corp.	10,930
153	Horizon Financial Corp.	3,355
9	Housevalues, Inc.*	46
117	IBERIABANK Corp.	6,322
945	IMPAC Mortgage Holdings, Inc. (REIT)	6,218
63	Independence Holding Co.	1,351
189	Independent Bank Corp./Massachusetts	5,880
288	Independent Bank Corp./Michigan	6,428
261	Infinity Property & Casualty Corp.	12,053
801	Inland Real Estate Corp. (REIT)	15,307
540	Innkeepers USA Trust (REIT)	9,018
216	Integra Bank Corp.	5,195
513	International Bancshares Corp.	14,969
45	Intervest Bancshares Corp.*	1,264
621	Investors Bancorp, Inc.*	9,377
585	Investors Real Estate Trust (REIT)	5,879
252	Irwin Financial Corp.	5,206
72	ITLA Capital Corp.	3,717
117	James River Group, Inc.*	3,306
198	JER Investors Trust, Inc. (REIT)	3,766
54	Kansas City Life Insurance Co.	2,435
45	KBW, Inc.*	1,572
270	Kearny Financial Corp.	3,985
360	Kite Realty Group Trust (REIT)	7,294
999	KKR Financial Corp. (REIT)	27,602
360	KNBT Bancorp, Inc.	5,443
1,305	Knight Capital Group, Inc., Class A*	20,632
657	LaBranche & Co., Inc.*	5,696
234	Lakeland Bancorp, Inc.	3,295
117	Lakeland Financial Corp.	2,710
225	LandAmerica Financial Group, Inc.	15,653
495	LaSalle Hotel Properties (REIT)	21,993
855	Lexington Realty Trust (REIT)	17,570
603	Longview Fibre Co. (REIT)	14,846
288	LTC Properties, Inc. (REIT)	7,448
594	Luminent Mortgage Capital, Inc. (REIT)	5,477
162	Macatawa Bank Corp.	3,039
423	MAF Bancorp, Inc.	18,718
405	Maguire Properties, Inc. (REIT)	15,819
234	MainSource Financial Group, Inc.	3,931
234	MarketAxess Holdings, Inc.*	3,281
99	Marlin Business Services Corp.*	2,270
324	MB Financial, Inc.	11,920
180	MBT Financial Corp.	2,333
711	MCG Capital Corp.	13,473
315	Meadowbrook Insurance Group, Inc.*	3,317
180	Medallion Financial Corp.	2,029
495	Medical Properties Trust, Inc. (REIT)	7,603
72	Mercantile Bank Corp.	2,445
81	MetroCorp Bancshares, Inc.	1,635
990	MFA Mortgage Investments, Inc. (REIT)	7,336
216	Mid-America Apartment Communities, Inc. (REIT)	11,930
279	Mid-State Bancshares	10,278
144	Midland Co. (The)	6,144
207	Midwest Banc Holdings, Inc.	4,030
216	MVC Capital, Inc.	3,447
117	Nara Bancorp, Inc.	2,166
45	NASB Financial, Inc.	1,573
81	National Financial Partners Corp.	3,739
297	National Health Investors, Inc. (REIT)	9,029
72	National Interstate Corp.	1,887
603	National Penn Bancshares, Inc.	11,246
720	National Retail Properties, Inc. (REIT)	17,410
27	National Western Life Insurance Co., Class A	6,154
1,053	Nationwide Health Properties, Inc. (REIT)	34,833
162	Navigators Group, Inc.*	8,051
432	NBT Bancorp, Inc.	9,690
657	Netbank, Inc.	2,116
774	NewAlliance Bancshares, Inc.	12,229
603	Newcastle Investment Corp. (REIT)	17,788
90	Northern Empire Bancshares*	2,618

See accompanying notes to schedules of portfolio investments.

729	NorthStar Realty Finance Corp. (REIT)	11,059
234	Northwest Bancorp, Inc.	6,145
459	Novastar Financial, Inc. (REIT)	3,658
72	NYMAGIC, Inc.	2,835
108	OceanFirst Financial Corp.	2,246
423	Ocwen Financial Corp.*	4,919
162	Odyssey Re Holdings, Corp.	6,312
792	Ohio Casualty Corp.	23,617
837	Old National Bancorp	15,267
153	Old Second Bancorp, Inc.	4,362
153	Omega Financial Corp.	4,451
594	Omega Healthcare Investors, Inc. (REIT)	10,716
261	Oriental Financial Group	3,343
531	Pacific Capital Bancorp	16,726
144	Park National Corp.	13,431
189	Parkway Properties, Inc. (REIT)	10,166
558	Partners Trust Financial Group, Inc.	6,328
117	Pennfed Financial Services, Inc.	2,381
459	Pennsylvania Real Estate Investment Trust (REIT)	19,810
135	Peoples Bancorp, Inc.	3,746
225	PFF Bancorp, Inc.	7,115
1,404	Phoenix Cos., Inc. (The)	20,049
135	Pico Holdings, Inc.*	5,684
63	Pinnacle Financial Partners, Inc.*	1,952
234	Piper Jaffray Cos.*	15,236
72	Placer Sierra Bancshares	1,950
405	PMA Capital Corp., Class A*	3,803
531	Post Properties, Inc. (REIT)	25,552
486	Potlatch Corp. (REIT)	21,967
14	Preferred Bank	557
162	Premierwest Bancorp	2,134
270	Presidential Life Corp.	5,513
414	ProAssurance Corp.*	21,321
432	Prosperity Bancshares, Inc.	15,021
414	Provident Bankshares Corp.	14,204
801	Provident Financial Services, Inc.	14,066
531	Provident New York Bancorp	7,195
162	PS Business Parks, Inc. (REIT)	11,664
45	QC Holdings, Inc.*	597
774	RAIT Financial Trust (REIT)	25,890
207	Ramco-Gershenson Properties (REIT)	7,390
1,242	Realty Income Corp. (REIT)	34,167
243	Redwood Trust, Inc. (REIT)	13,122
189	Renasant Corp.	4,593
90	Republic Bancorp, Inc., Class A	1,968
324	Republic Property Trust (REIT)	3,801
198	Resource America, Inc., Class A	5,130
36	Resource Capital Corp. (REIT)	598
81	Rewards Network, Inc.*	434
279	RLI Corp.	15,641
108	Rockville Financial, Inc.	1,619
117	Roma Financial Corp.*	1,727
63	Royal Bancshares of Pennsylvania	1,532
324	S & T Bancorp, Inc.	10,585
162	Safety Insurance Group, Inc.	6,880
207	Sanders Morris Harris Group, Inc.	2,190
189	Sandy Spring Bancorp, Inc.	6,258
54	Santander BanCorp	1,035
108	SCBT Financial Corp.	4,060
126	SCPIE Holdings, Inc.*	2,927
198	SeaBright Insurance Holdings , Inc.*	3,720
54	Seacoast Banking Corp. of Florida	1,281
198	Security Bank Corp.*	4,065
720	Selective Insurance Group	17,597
855	Senior Housing Properties Trust (REIT)	20,469
108	Shore Bancshares, Inc.	2,825
180	Simmons First National Corp., Class A	5,004
117	Southside Bancshares, Inc.	2,753
180	Southwest Bancorp, Inc.	4,583
216	Sovran Self Storage, Inc. (REIT)	12,576
1,341	Spirit Finance Corp. (REIT)	17,326
234	Star Maritime Acquisition Corp.*	2,333
180	State Auto Financial Corp.	5,834
234	Sterling Bancorp	4,369

See accompanying notes to schedules of portfolio investments.

855	Sterling Bancshares, Inc.	9,884
315	Sterling Financial Corp./Pennsylvania	6,823
522	Sterling Financial Corp./Washington	17,169
216	Stewart Information Services Corp.	8,770
72	Stifel Financial Corp.*	3,431
909	Strategic Hotels & Resorts, Inc. (REIT)	19,116
189	Sun Bancorp, Inc.*	3,566
720	Sunstone Hotel Investors, Inc. (REIT)	20,405
108	Superior Bancorp*	1,188
648	Susquehanna Bancshares, Inc.	15,720
297	SWS Group, Inc.	7,829
117	SY Bancorp, Inc.	3,021
72	Taylor Capital Group, Inc.	2,633
108	Technology Investment Capital Corp.	1,768
225	TierOne Corp.	6,253
81	Tompkins Trustco, Inc.	3,333
144	Triad Guaranty, Inc.*	6,546
126	Trico Bancshares	3,072
612	Trustmark Corp.	17,503
585	U-Store-It Trust (REIT)	12,636
288	UCBH Holdings, Inc.	5,489
396	UMB Financial Corp.	14,941
702	Umpqua Holdings Corp.	18,961
162	Union Bankshares Corp.	4,288
459	United Bankshares, Inc.	16,327
378	United Community Banks, Inc.	12,349
342	United Community Financial Corp.	3,690
261	United Fire & Casualty Co.	9,044
477	Universal American Financial Corp.*	9,154
144	Universal Health Realty Income Trust (REIT)	5,387
144	Univest Corp. of Pennsylvania	3,515
261	Urstadt Biddle Properties, Inc., Class A (REIT)	4,703
81	USB Holding Co., Inc.	1,839
576	USI Holdings Corp.*	9,608
135	ViewPoint Financial Group	2,302
135	Virginia Financial Group, Inc.	3,256
1,359	W Holding Co., Inc.	7,257
225	Waddell & Reed Financial, Inc.	5,486
144	Washington Trust Bancorp, Inc.	4,008
117	Wauwatosa Holdings, Inc.*	2,072
270	WesBanco, Inc.	8,348
27	West Bancorporation, Inc.	425
189	West Coast Bancorp	5,736
225	Westamerica Bancorporation	11,047
81	Westfield Financial, Inc.	856
198	Willow Financial Bancorp, Inc.	2,503
360	Winston Hotels, Inc. (REIT)	5,054
486	Winthrop Realty Trust (REIT)	3,237
189	Wintrust Financial Corp.	8,664
18	World Acceptance Corp.*	738
72	WSFS Financial Corp.	4,831
108	Yardville National Bancorp	3,965
459	Zenith National Insurance Corp.	22,101
		2,920,228
	Health Care – 4.3%
144	ADVENTRX Pharmaceuticals, Inc.*	331
18	Air Methods Corp.*	450
198	Albany Molecular Research, Inc.*	1,873
90	Alliance Imaging, Inc.*	647
423	Alpharma, Inc., Class A	11,150
18	Altus Pharmaceuticals, Inc.*	294
522	AMERIGROUP Corp.*	17,268
27	AMN Healthcare Services, Inc.*	751
144	Amsurg Corp.*	3,319
126	Anadys Pharmaceuticals, Inc.*	435
72	Analogic Corp.	4,028
36	Angiodynamics, Inc.*	864
963	Applera Corp.- Celera Group*	13,395
477	Apria Healthcare Group, Inc.*	15,193
234	Arena Pharmaceuticals, Inc.*	2,960
342	Ariad Pharmaceuticals, Inc.*	1,652
72	Atherogenics, Inc.*	787
198	Bentley Pharmaceuticals, Inc.*	1,689
234	Bio-Rad Laboratories, Inc., Class A*	16,595

See accompanying notes to schedules of portfolio investments.

27	Biosite, Inc.*	1,434
180	Bradley Pharmaceuticals, Inc.*	3,488
9	Cadence Pharmaceuticals, Inc.*	128
333	Cambrex Corp.	7,679
270	Capital Senior Living Corp.*	2,911
18	Caraco Pharmaceutical Laboratories Ltd.*	196
351	Conmed Corp.*	9,603
63	Corvel Corp.*	1,898
342	Cross Country Healthcare, Inc.*	6,515
153	Cypress Bioscience, Inc.*	1,187
153	Datascope Corp.	5,477
126	deCODE genetics, Inc.*	491
963	Dendreon Corp.*	4,468
468	Dendrite International, Inc.*	5,962
9	Emergent Biosolutions, Inc.*	113
27	Emeritus Corp.*	755
45	Emisphere Technologies , Inc.*	226
243	Genesis HealthCare Corp.*	15,321
81	Genitope Corp.*	283
153	Gentiva Health Services, Inc.*	3,020
423	Geron Corp.*	3,206
207	Greatbatch, Inc.*	5,374
18	Hansen Medical, Inc.*	301
54	Healthspring, Inc.*	1,141
441	HealthTronics, Inc.*	2,721
189	Horizon Health Corp.*	3,693
108	ICU Medical, Inc.*	4,219
477	Incyte Corp.*	3,058
99	Indevus Pharmaceuticals, Inc.*	685
387	Invacare Corp.	7,191
396	Inverness Medical Innovations, Inc.*	16,711
99	Kensey Nash Corp.*	2,837
351	Kindred Healthcare, Inc.*	11,555
54	Landauer, Inc.	2,747
396	Magellan Health Services, Inc.*	16,557
135	Martek Biosciences Corp.*	3,054
18	Matria Healthcare, Inc.*	457
369	Maxygen, Inc.*	4,070
72	Medcath Corp.*	2,090
117	Medical Action Industries, Inc.*	2,600
180	Merge Technologies, Inc.*	907
342	Merit Medical Systems, Inc.*	4,812
18	Metabolix, Inc.*	335
27	Molecular Devices Corp.*	953
81	Molina Healthcare, Inc.*	2,524
747	Nabi Biopharmaceuticals*	3,959
9	National Healthcare Corp.	493
99	Neurocrine Biosciences, Inc.*	1,248
27	New River Pharmaceuticals, Inc.*	1,708
207	Northfield Laboratories, Inc.*	805
27	Northstar Neuroscience, Inc.*	325
99	NPS Pharmaceuticals, Inc.*	348
180	Nuvelo, Inc.*	590
99	Odyssey HealthCare, Inc.*	1,344
297	Option Care, Inc.	3,944
9	Osiris Therapeutics, Inc.*	128
504	Owens & Minor, Inc.	16,617
153	Par Pharmaceutical Cos., Inc.*	3,715
900	Perrigo Co.	15,030
225	PharmaNet Development Group, Inc.*	4,572
90	Pharmion Corp.*	2,356
45	PRA International*	903
216	RehabCare Group, Inc.*	3,283
81	Renovis, Inc.*	284
9	Replidyne, Inc.*	51
279	Res-Care, Inc.*	4,972
234	Rigel Pharmaceuticals, Inc.*	2,450
648	Savient Pharmaceuticals, Inc.*	8,774
45	Sciele Pharma, Inc.*	1,035
846	STERIS Corp.	21,911
135	Sunrise Senior Living, Inc.*	5,291
108	Symbion, Inc.*	2,255
63	Symmetry Medical, Inc.*	939
81	Thoratec Corp.*	1,592

See accompanying notes to schedules of portfolio investments.

9	Trubion Pharmaceuticals, Inc.*	163
252	Varian, Inc.*	13,716
144	Viasys Healthcare, Inc.*	4,454
495	Viropharma, Inc.*	7,920
18	Visicu, Inc.*	127
72	VistaCare, Inc., Class A*	678
9	Vital Signs, Inc.	476
18	Volcano Corp.*	342
45	Wright Medical Group, Inc.*	1,006
9	Young Innovations, Inc.	230
90	Zoll Medical Corp.*	2,503
		411,171
	Industrials – 10.0%
63	A.O. Smith Corp.	2,436
63	AAR Corp.*	1,834
549	ABM Industries, Inc.	14,444
342	ACCO Brands Corp.*	7,449
135	Accuride Corp.*	1,809
252	Alaska Air Group, Inc.*	10,332
108	Albany International Corp.	3,694
9	Amerco, Inc.*	585
108	Ameron International Corp.	7,979
81	Ampco-Pittsburgh Corp.	2,053
9	Amrep Corp.	814
72	Apogee Enterprises, Inc.	1,511
315	Arkansas Best Corp.	12,433
198	Atlas Air Worldwide Holdings, Inc.*	9,672
54	Badger Meter, Inc.	1,594
198	Baldor Electric Co.	7,207
90	Barnes Group, Inc.	2,010
531	Belden CDT, Inc.	24,622
216	Blount International, Inc.*	2,551
153	BlueLinx Holdings, Inc.	1,808
369	Bowne & Co., Inc.	5,731
207	Brady Corp., Class A	6,777
639	Briggs & Stratton Corp.	18,684
153	Cascade Corp.	8,671
18	Casella Waste Systems, Inc.*	213
387	CBIZ, Inc.*	2,639
135	CDI Corp.	3,599
126	Central Parking Corp.	2,796
81	Chart Industries, Inc.*	1,376
198	CIRCOR International, Inc.	6,823
414	Clarcor, Inc.	12,830
333	Comfort Systems USA, Inc.	4,532
261	Commercial Vehicle Group, Inc.*	5,061
18	Compx International, Inc.	294
45	Consolidated Graphics, Inc.*	3,207
144	Cornell Cos., Inc.*	2,955
9	CRA International, Inc.*	466
198	Cubic Corp.	4,178
513	Curtiss-Wright Corp.	17,945
639	Deluxe Corp.	19,726
306	Dollar Thrifty Automotive Group*	15,891
18	Dynamex, Inc.*	431
126	DynCorp International, Inc., Class A*	2,092
207	EDO Corp.	4,976
234	Electro Rent Corp.*	3,559
396	EMCOR Group, Inc.*	23,784
576	EnerSys*	9,878
315	Ennis, Inc.	8,127
261	EnPro Industries, Inc.*	9,915
198	Esterline Technologies Corp.*	8,102
189	Exponent, Inc.*	3,479
540	ExpressJet Holdings, Inc.*	3,904
603	Federal Signal Corp.	9,075
9	First Advantage Corp.*	224
81	First Solar, Inc.*	3,868
162	Florida East Coast Industries, Inc.	9,858
36	Forward Air Corp.	1,174
72	Freightcar America, Inc.	3,567
378	Frontier Airlines Holdings, Inc.*	2,536
225	FTI Consulting, Inc.*	7,553
594	FuelCell Energy, Inc.*	4,099

See accompanying notes to schedules of portfolio investments.

261	G&K Services, Inc., Class A	9,811
90	Gehl Co.*	2,282
54	General Cable Corp.*	2,697
99	Goodman Global, Inc.*	1,881
144	Gorman-Rupp Co. (The)	4,147
666	GrafTech International Ltd.*	5,261
315	Granite Construction, Inc.	18,390
108	Greenbrier Cos., Inc.	3,079
369	Griffon Corp.*	8,668
360	Heartland Express, Inc.	5,944
36	Heidrick & Struggles International, Inc.*	1,650
153	Herley Industries, Inc.*	2,352
117	Horizon Lines, Inc., Class A	3,392
54	Houston Wire & Cable Co.*	1,338
18	Hudson Highland Group, Inc.*	293
36	IHS, Inc., Class A*	1,352
1,368	IKON Office Solutions, Inc.	19,125
333	Infrasource Services, Inc.*	8,165
72	Innerworkings, Inc.*	976
72	Innovative Solutions & Support, Inc.*	1,504
342	Insituform Technologies, Inc.*	8,666
153	Interpool, Inc.	3,733
441	JetBlue Airways Corp.*	5,429
207	John H. Harland Co.	10,453
144	K&F Industries Holdings, Inc.*	3,541
171	Kadant, Inc.*	4,008
297	Kaman Corp.	6,775
162	Kelly Services, Inc., Class A	4,985
117	Korn/Ferry International*	2,700
9	Ladish Co., Inc.*	376
54	Lawson Products	2,116
99	Layne Christensen Co.*	3,172
63	LECG Corp.*	847
126	Lindsay Corp.	4,327
270	LSI Industries, Inc.	4,458
135	M & F Worldwide Corp.*	5,231
135	Marten Transport Ltd.*	2,253
423	Mesa Air Group, Inc.*	3,219
144	Mine Safety Appliances Co.	5,854
27	Mobile Mini, Inc.*	727
459	Moog, Inc., Class A*	17,492
36	MTC Technologies, Inc.*	760
396	Mueller Industries, Inc.	11,801
153	Mueller Water Products, Inc., Class A*	2,280
72	NACCO Industries, Inc., Class A	9,247
36	Navigant Consulting, Inc.*	697
54	Nordson Corp.	2,634
369	Orbital Sciences Corp.*	7,303
27	P.A.M. Transportation Services*	618
18	Patriot Transportation Holding, Inc.*	1,534
27	Perini Corp.*	980
63	PGT, Inc.*	814
666	PHH Corp.*	18,841
99	Powell Industries, Inc.*	2,986
666	Power-One, Inc.*	4,103
180	Regal-Beloit Corp.	8,143
405	Republic Airways Holdings, Inc.*	8,027
162	Robbins & Myers, Inc.	6,346
270	Rush Enterprises, Inc., Class A*	5,014
180	Saia, Inc.*	4,903
540	SAIC, Inc.*	9,736
153	Schawk, Inc.	2,685
234	School Specialty, Inc.*	8,731
81	Sequa Corp., Class A*	9,931
45	Simpson Manufacturing Co., Inc.	1,495
621	SIRVA, Inc.*	2,279
477	Skywest, Inc.	12,187
342	Spherion Corp.*	3,034
9	Standard Parking Corp.*	306
225	Standard Register Co. (The)	2,950
153	Standex International Corp.	4,308
27	Stanley, Inc.*	407
9	Sterling Construction Co., Inc.*	169
234	Superior Essex, Inc.*	7,444

See accompanying notes to schedules of portfolio investments.

765	Synagro Technologies, Inc.	4,368
189	TAL International Group, Inc.*	4,530
207	Tecumseh Products Co., Class A*	3,523
63	Teledyne Technologies, Inc.*	2,397
171	Tennant Co.	5,263
279	Tetra Tech, Inc.*	4,975
207	Titan International, Inc.	5,059
45	TransDigm Group, Inc.*	1,436
423	Tredegar Corp.	9,437
153	Triumph Group, Inc.*	8,202
63	U.S. Xpress Enterprises, Inc.*	1,215
252	UAP Holding Corp.	6,393
396	United Stationers, Inc.*	21,780
189	Universal Forest Products, Inc.	9,796
45	USA Truck, Inc.*	730
18	Valmont Industries, Inc.	1,021
279	Viad Corp.	10,401
153	Volt Information Sciences, Inc.*	5,231
387	Wabash National Corp.	6,235
360	Washington Group International, Inc.*	21,103
414	Waste Connections, Inc.*	18,307
90	Waste Industries USA, Inc.	2,283
459	Waste Services, Inc.*	4,907
414	Watson Wyatt Worldwide, Inc., Class A	19,901
279	Watts Water Technologies, Inc., Class A	10,507
639	Werner Enterprises, Inc.	12,320
27	Williams Scotsman International, Inc.*	550
378	Woodward Governor Co.	15,747
		964,411
	Information Technology – 12.1%
4,878	3Com Corp.*	18,878
72	Acme Packet, Inc.*	1,196
324	Actel Corp.*	5,424
135	Actuate Corp.*	716
1,422	Adaptec, Inc.*	5,190
306	Adtran, Inc.	7,047
72	Advanced Energy Industries, Inc.*	1,450
801	Aeroflex, Inc.*	9,155
612	Agile Software Corp.*	3,923
378	Agilysis, Inc.	7,938
270	Altiris, Inc.*	8,786
243	AMIS Holdings, Inc.*	2,753
180	Anaren, Inc.*	3,001
1,989	Andrew Corp.*	21,123
207	Anixter International, Inc.*	12,834
27	Ansys, Inc.*	1,378
3,681	Applied Micro Circuits Corp.*	14,245
927	Ariba, Inc.*	8,630
621	Arris Group, Inc.*	8,160
666	Aspen Technology, Inc.*	7,992
216	Asyst Technologies, Inc.*	1,525
135	ATMI, Inc.*	4,487
477	Avid Technology, Inc.*	15,932
567	Avocent Corp.*	18,048
1,260	Axcelis Technologies, Inc.*	9,173
2,124	BearingPoint, Inc.*	16,992
126	Bel Fuse, Inc., Class B	4,006
711	Benchmark Electronics, Inc.*	15,272
1,143	BISYS Group, Inc. (The)*	15,019
216	Black Box Corp.	8,182
108	Blackbaud, Inc.	2,471
864	Bookham, Inc.*	2,264
972	Borland Software Corp.*	5,045
243	Bottomline Technologies, Inc.*	2,974
2,673	Brocade Communications Systems, Inc.*	24,084
927	Brooks Automation, Inc.*	14,396
180	C-COR, Inc.*	2,457
135	Cabot Microelectronics Corp.*	4,419
63	CACI International, Inc., Class A*	2,930
288	CalAmp Corp.*	2,560
198	Carrier Access Corp.*	980
486	Checkpoint Systems, Inc.*	9,506
639	Ciber, Inc.*	4,492
144	Cirrus Logic, Inc.*	1,248

See accompanying notes to schedules of portfolio investments.

5,760	CMGI, Inc.*	8,870
45	Cognex Corp.	987
162	Coherent, Inc.*	4,870
279	Cohu, Inc.	5,201
54	Commvault Systems, Inc.*	898
720	Conexant Systems, Inc.*	1,433
387	Covansys Corp.*	9,543
1,242	Credence Systems Corp.*	5,639
333	CSG Systems International, Inc.*	8,212
198	CTS Corp.	2,683
27	Cymer, Inc.*	1,122
162	Digi International, Inc.*	2,166
405	Ditech Networks, Inc.*	3,139
36	DivX , Inc.*	741
324	DSP Group, Inc.*	6,671
54	DTS, Inc.*	1,306
504	Dycom Industries, Inc.*	12,600
36	Eagle Test Systems, Inc.*	636
1,530	Earthlink, Inc.*	10,894
387	Echelon Corp.*	3,673
432	eFunds Corp.*	10,848
360	Electro Scientific Industries, Inc.*	7,747
720	Electronics for Imaging*	16,430
63	EMS Technologies, Inc.*	1,262
729	Emulex Corp.*	13,049
1,548	Entegris, Inc.*	17,245
189	EPIQ Systems, Inc.*	3,351
252	eSpeed, Inc., Class A*	2,145
216	Exar Corp.*	2,905
54	Excel Technology, Inc.*	1,442
18	ExlService Holdings, Inc.*	408
1,485	Extreme Networks*	6,549
45	Forrester Research, Inc.*	1,207
828	Foundry Networks, Inc.*	12,089
3,231	Gateway, Inc.*	6,688
234	Genesis Microchip, Inc.*	1,860
234	Gerber Scientific, Inc.*	2,466
81	Global Cash Access Holdings, Inc.*	1,246
459	Global Imaging Systems, Inc.*	9,212
90	Harmonic, Inc.*	793
324	Hutchinson Technology, Inc.*	7,329
378	Hyperion Solutions Corp.*	16,194
63	I2 Technologies, Inc.*	1,500
27	iGate Corp.*	183
432	Imation Corp.	17,976
45	Infocrossing, Inc.*	703
180	Infospace, Inc.*	4,104
603	Insight Enterprises, Inc.*	11,650
9	Integral Systems, Inc.	223
216	Inter-Tel, Inc.	4,998
486	Internet Capital Group, Inc.*	5,560
279	Interwoven, Inc.*	4,246
252	Ipass, Inc.*	1,285
27	Ixia*	298
36	IXYS Corp.*	373
297	JDA Software Group, Inc.*	4,413
243	Keane, Inc.*	3,334
1,080	Kemet Corp.*	8,424
90	Komag, Inc.*	3,059
108	Kopin Corp.*	390
711	Kulicke & Soffa Industries, Inc.*	6,754
243	L-1 Identity Solutions, Inc.*	3,861
1,422	Lattice Semiconductor Corp.*	8,760
1,548	Lawson Software, Inc.*	12,260
99	Lightbridge, Inc.*	1,598
144	Littelfuse, Inc.*	5,304
18	LoopNet, Inc.*	302
144	Loral Space & Communications, Inc.*	6,703
90	Macrovision Corp.*	2,220
441	Magma Design Automation, Inc.*	4,445
306	Manhattan Associates, Inc.*	8,513
54	Mantech International Corp., Class A*	1,860
72	Mapinfo Corp.*	1,008
504	Mastec, Inc.*	5,776

See accompanying notes to schedules of portfolio investments.

45	Mattson Technology, Inc.*	396
270	MAXIMUS, Inc.	8,138
999	Mentor Graphics Corp.*	16,873
189	Mercury Computer Systems, Inc.*	2,404
468	Methode Electronics, Inc.	5,059
234	MIPS Technologies, Inc.*	2,181
450	MKS Instruments, Inc.*	10,854
810	MPS Group, Inc.*	11,599
1,557	MRV Communications, Inc.*	5,870
27	MTS Systems Corp.	1,020
18	Neoware, Inc.*	212
216	Ness Technologies, Inc.*	3,000
162	Netratings, Inc.*	3,358
63	Netscout Systems, Inc.*	544
504	Newport Corp.*	9,001
54	Omniture, Inc.*	840
135	ON Semiconductor Corp.*	1,326
189	Oplink Communications, Inc.*	3,117
18	Opnet Technologies, Inc.*	255
252	Optical Communication Products, Inc.*	355
36	Optium Corp.*	828
72	Orbcomm, Inc.*	927
117	OSI Systems, Inc.*	2,925
1,080	Palm, Inc.*	17,874
693	Parametric Technology Corp.*	13,216
225	Park Electrochemical Corp.	6,291
513	Paxar Corp.*	11,814
180	Pegasystems, Inc.	1,591
153	Pericom Semiconductor Corp.*	1,548
1,080	Perot Systems Corp., Class A*	18,166
90	Photon Dynamics, Inc.*	1,062
513	Photronics, Inc.*	7,910
261	Plantronics, Inc.	5,340
576	Polycom, Inc.*	18,374
1,620	Powerwave Technologies, Inc.*	8,618
513	Progress Software Corp.*	14,390
81	QAD, Inc.	678
2,421	Quantum Corp.*	5,980
252	Quest Software, Inc.*	4,113
180	Radisys Corp.*	2,830
333	RealNetworks, Inc.*	2,717
396	RF Micro Devices, Inc.*	3,160
9	Rofin-Sinar Technologies, Inc.*	541
261	Rudolph Technologies, Inc.*	4,254
882	S1 Corp.*	4,569
1,494	Safeguard Scientifics, Inc.*	4,228
324	SafeNet, Inc.*	8,894
135	SAVVIS, Inc.*	5,801
18	Scansource, Inc.*	498
630	Secure Computing Corp.*	5,405
243	Semitool, Inc.*	3,161
90	SI International, Inc.*	2,522
711	Silicon Storage Technology, Inc.*	3,768
1,566	Skyworks Solutions, Inc.*	10,336
801	SonicWALL, Inc.*	6,985
108	Staktek Holdings, Inc.*	440
207	Standard Microsystems Corp.*	5,914
126	Startek, Inc.	1,289
1,062	Sybase, Inc.*	26,539
2,295	Sycamore Networks, Inc.*	8,790
477	Symmetricom, Inc.*	4,035
36	Synchronoss Technologies, Inc.*	648
153	SYNNEX Corp.*	2,892
846	Take-Two Interactive Software, Inc.*	15,059
504	Technitrol, Inc.	11,083
18	Techwell, Inc.*	216
108	Tekelec*	1,346
153	THQ, Inc.*	4,928
2,286	TIBCO Software, Inc.*	20,688
225	TNS, Inc.*	3,776
1,746	Triquint Semiconductor, Inc.*	8,730
72	TTM Technologies, Inc.*	816
45	Ultratech, Inc.*	596
801	United Online, Inc.	10,533

See accompanying notes to schedules of portfolio investments.

99	Universal Display Corp.*	1,289
801	Utstarcom, Inc.*	7,401
99	Varian Semiconductor Equipment Associates, Inc.*	4,731
27	Veeco Instruments, Inc.*	529
252	Vignette Corp.*	4,496
18	Virage Logic Corp.*	147
486	webMethods, Inc.*	3,300
81	Wright Express Corp.*	2,307
216	X-Rite, Inc.	2,551
720	Zhone Technologies, Inc.*	835
72	Zoran Corp.*	1,186
225	Zygo Corp.*	3,598
		1,172,517
	Materials – 5.9%
63	A.M. Castle & Co.	1,814
441	Aptargroup, Inc.	29,018
279	Arch Chemicals, Inc.	8,571
693	Bowater, Inc.	16,757
243	Brush Engineered Materials, Inc.*	10,891
468	Buckeye Technologies, Inc.*	5,953
495	Calgon Carbon Corp.*	3,366
360	Caraustar Industries, Inc.*	2,833
135	Century Aluminum Co.*	6,147
684	CF Industries Holdings, Inc.	26,443
468	Chaparral Steel Co.*	23,320
243	Chesapeake Corp.	3,749
333	Cleveland-Cliffs, Inc.	18,781
396	Compass Minerals International, Inc.	12,937
531	Ferro Corp.	11,257
378	Georgia Gulf Corp.	7,250
306	Gibraltar Industries, Inc.	7,115
558	Glatfelter	9,469
207	Greif, Inc., Class A	24,308
729	HB Fuller Co.	18,203
234	Headwaters, Inc.*	5,515
648	Hercules, Inc.*	13,064
54	Innophos Holdings, Inc.	892
153	Innospec, Inc.	7,928
126	Koppers Holdings, Inc.	3,091
342	Mercer International, Inc.*	4,289
324	Metal Management, Inc.	12,973
252	Minerals Technologies, Inc.	15,596
135	Myers Industries, Inc.	2,299
27	NL Industries	296
198	NN, Inc.	2,342
819	Olin Corp.	14,169
108	Olympic Steel, Inc.	3,180
369	OM Group, Inc.*	18,697
270	Omnova Solutions, Inc.*	1,642
18	Pioneer Cos., Inc.*	558
1,152	PolyOne Corp.*	7,730
369	Quanex Corp.	14,424
423	Rock-Tenn Co., Class A	13,735
441	Rockwood Holdings, Inc.*	12,017
126	Royal Gold, Inc.	4,171
324	Ryerson, Inc.	11,146
279	Schnitzer Steel Industries, Inc.	10,471
297	Schulman (A.), Inc.	6,264
189	Schweitzer-Mauduit International, Inc.	4,510
576	Sensient Technologies Corp.	14,106
117	Silgan Holdings, Inc.	5,758
396	Spartech Corp.	10,486
144	Steel Technologies, Inc.	4,222
81	Stepan Co.	2,191
99	Stillwater Mining Co.*	1,260
1,188	Terra Industries, Inc.*	20,731
234	Texas Industries, Inc.	18,535
513	Tronox, Inc., Class B	7,613
81	U.S. Concrete, Inc.*	708
441	W.R. Grace & Co.*	10,866
531	Wausau Paper Corp.	7,684
135	Wheeling-Pittsburgh Corp.*	3,341
900	Worthington Industries, Inc.	17,928
		564,610

See accompanying notes to schedules of portfolio investments.

	Telecommunication Services – 1.3%
522	Alaska Communications Systems Group, Inc.	7,637
9	Atlantic Tele-Network, Inc.	254
3,078	Cincinnati Bell, Inc.*	14,066
261	Cogent Communications Group, Inc.*	5,888
126	Commonwealth Telephone Enterprises, Inc.	5,383
252	Consolidated Communications Holdings, Inc.	5,136
3,654	Covad Communications Group, Inc.*	4,385
243	CT Communications, Inc.	5,728
27	Eschelon Telecom, Inc.*	643
342	FairPoint Communications, Inc.	6,532
279	General Communication, Inc., Class A*	4,138
144	Globalstar, Inc.*	1,685
270	Golden Telecom, Inc.	14,637
558	IDT Corp. Class B*	7,287
396	Iowa Telecommunications Services, Inc.	7,932
27	NTELOS Holdings Corp.*	504
900	Premiere Global Services, Inc.*	9,378
81	Shenandoah Telecom Co.	3,570
180	SureWest Communications	4,298
36	Syniverse Holdings, Inc.*	407
378	Time Warner Telecom, Inc., Class A*	8,320
342	USA Mobility, Inc.	6,628
162	Vonage Holdings Corp.*	842
450	Wireless Facilities, Inc.*	972
		126,250
	Utilities – 4.8%
315	Allete, Inc.	14,751
207	American States Water Co.	7,845
4,662	Aquila, Inc.*	19,301
648	Avista Corp.	15,163
414	Black Hills Corp.	14,925
234	California Water Service Group	8,958
144	Cascade Natural Gas Corp.	3,744
198	CH Energy Group, Inc.	9,377
702	Cleco Corp.	18,392
1,107	Duquesne Light Holdings, Inc.	22,262
603	El Paso Electric Co.*	14,195
369	Empire District Electric Co. (The)	8,852
90	EnergySouth, Inc.	3,574
531	Idacorp, Inc.	18,500
36	ITC Holdings Corp.	1,581
270	Laclede Group, Inc. (The)	8,424
252	MGE Energy, Inc.	8,419
351	New Jersey Resources Corp.	17,336
549	Nicor, Inc.	25,551
342	Northwest Natural Gas Co.	15,140
441	NorthWestern Corp.	15,902
9	Ormat Technologies, Inc.	350
369	Otter Tail Corp.	12,074
954	Piedmont Natural Gas Co.	23,974
945	PNM Resources, Inc.	28,879
333	Portland General Electric Co.	9,421
189	SJW Corp.	6,505
360	South Jersey Industries, Inc.	12,456
495	Southwest Gas Corp.	18,374
279	Southwest Water Co.	3,538
306	UIL Holdings Corp.	11,148
441	Unisource Energy Corp.	16,718
1,089	Westar Energy, Inc.	29,261
612	WGL Holdings, Inc.	19,290
		464,180
	Total Common Stock (Cost $9,049,994)	8,684,398

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements – 9.9%
$342,307	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $342,357 **	342,307

616,454	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $616,544 ***	616,454

	Total Repurchase Agreements (Cost $958,761)	958,761

	Total Investments (Cost $10,008,755) – 99.8%	9,643,159
	Other assets less liabilities – 0.2%	12,918
	Net Assets – 100.0%	$9,656,077

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $349,143. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $647,282. The investment in the repurchase agreement is through participation in a pooled account.
REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,448
Aggregated gross unrealized depreciation	(397,044)
Net unrealized depreciation	$(365,596)

Federal income tax cost of investments	$10,008,755

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of February 28, 2007:

	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 03/27/07	$10,596,637	$22,917

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.2%
	Consumer Discretionary — 15.1%
297	1-800-FLOWERS.COM, Inc., Class A*	$2,171
117	A.C. Moore Arts & Crafts, Inc.*	2,291
594	Aaron Rents, Inc.	16,252
432	Advo, Inc.	14,247
738	Aeropostale, Inc.*	27,040
279	Ambassadors Group, Inc.	8,286
72	America’s Car-Mart, Inc.*	826
90	Ameristar Casinos, Inc.	2,918
846	Applebee’s International, Inc.	21,624
315	Arbitron, Inc.	14,115
333	Audible, Inc.*	3,174
612	Bally Technologies, Inc.*	13,372
117	Bally Total Fitness Holding Corp.*	241
324	Bebe Stores, Inc.	5,955
243	Big 5 Sporting Goods Corp.	5,805
216	BJ’s Restaurants, Inc.*	4,402
180	Blue Nile, Inc.*	7,020
351	Bright Horizons Family Solutions, Inc.*	14,068
63	Brookfield Homes Corp.	2,237
99	Brown Shoe Co., Inc.	5,079
171	Buckle, Inc. (The)	5,896
99	Buffalo Wild Wings, Inc.*	5,445
198	Build-A-Bear Workshop, Inc.*	5,247
27	Cabela’s, Inc.*	671
153	Cache, Inc.*	3,441
270	California Pizza Kitchen, Inc.*	8,635
45	Capella Education Co.*	1,472
657	Carter’s, Inc.*	15,788
468	Casual Male Retail Group, Inc.*	5,850
360	Catalina Marketing Corp.	11,268
414	Cato Corp. (The), Class A	9,050
36	Cavco Industries, Inc.*	1,188
252	CEC Entertainment, Inc.*	10,745
279	Century Casinos, Inc.*	2,840
1,035	Champion Enterprises, Inc.*	8,208
234	Charlotte Russe Holding, Inc.*	6,830
846	Charming Shoppes, Inc.*	10,550
81	Cherokee, Inc.	3,548
306	Childrens Place Retail Stores, Inc. (The)*	16,665
333	Chipotle Mexican Grill, Inc., Class B*	18,558
495	Christopher & Banks Corp.	9,192
90	Citi Trends, Inc.*	3,770
927	CKE Restaurants, Inc.	17,910
693	CKX, Inc.*	9,120
180	Coinmach Service Corp., Class A	2,000
27	Coinstar, Inc.*	797
90	Conn’s, Inc.*	2,278
1,170	Corinthian Colleges, Inc.*	16,322
468	Cosi, Inc.*	2,719
18	Courier Corp.	688
135	CROCS, Inc.*	6,577
108	Crown Media Holdings, Inc., Class A*	447
324	CSK Auto Corp.*	5,602
108	Cumulus Media, Inc., Class A*	1,062
72	DEB Shops, Inc.	1,929
81	Deckers Outdoor Corp.*	5,281
180	dELiA*s, Inc.*	1,818
1,251	Denny’s Corp.*	5,930
828	DeVry, Inc.	22,886
126	Directed Electronics, Inc.*	1,108
198	Dover Downs Gaming & Entertainment, Inc.	2,418
621	Dress Barn, Inc.*	13,053
252	Drew Industries, Inc.*	7,258
1,089	Drugstore.Com*	3,017
216	DSW, Inc., Class A*	8,651

See accompanying notes to schedules of portfolio investments.

27	DXP Enterprises, Inc.*	814
144	Emmis Communications Corp., Class A	1,184
495	Entravision Communications Corp., Class A*	4,470
90	Ethan Allen Interiors, Inc.	3,317
864	Fleetwood Enterprises, Inc.*	8,009
252	Fossil, Inc.*	6,784
153	Fuel Systems Solutions, Inc.*	3,349
216	Gaiam, Inc. Class A*	2,754
99	GateHouse Media, Inc.	1,915
3,366	Gemstar-TV Guide International, Inc.*	13,632
45	Genesco, Inc.*	1,800
135	GenTek, Inc.*	4,643
531	GSI Commerce, Inc.*	10,158
288	Guess?, Inc.	23,466
396	Guitar Center, Inc.*	17,349
450	Gymboree Corp.*	16,961
216	Harris Interactive, Inc.*	1,225
432	Hibbett Sports, Inc.*	13,470
639	Home Solutions of America, Inc.*	3,757
603	HOT Topic, Inc.*	6,428
189	Hovnanian Enterprises, Inc., Class A*	5,878
648	Iconix Brand Group, Inc.*	14,211
63	Ihop Corp.	3,510
441	INVESTools, Inc.*	7,034
153	iRobot Corp.*	2,128
216	Isle of Capri Casinos, Inc.*	5,800
135	J. Crew Group, Inc.*	4,865
450	Jackson Hewitt Tax Service, Inc.	14,513
243	JOS. A. Bank Clothiers, Inc.*	7,489
180	K-Swiss, Inc., Class A	5,074
216	Keystone Automotive Industries, Inc.*	7,139
126	Kimball International, Inc., Class B	2,650
351	Krispy Kreme Doughnuts, Inc.*	3,570
63	Leapfrog Enterprises, Inc.*	651
414	Life Time Fitness, Inc.*	19,789
126	Lifetime Brands, Inc.	2,438
63	Lincoln Educational Services Corp.*	750
225	Live Nation, Inc.*	5,207
603	LKQ Corp.*	13,097
225	Lodgenet Entertainment Corp.*	5,751
18	Lodgian, Inc.*	241
18	M/I Homes, Inc.	566
162	Maidenform Brands, Inc.*	2,966
90	Marine Products Corp.	835
18	MarineMax, Inc.*	410
342	Martha Stewart Living Omnimedia, Class A	6,368
495	Marvel Entertainment, Inc.*	13,756
288	Matthews International Corp., Class A	11,523
144	McCormick & Schmick’s Seafood Restaurants, Inc.*	3,625
405	Mediacom Communications Corp., Class A*	3,240
648	Men’s Wearhouse, Inc.	28,693
207	Midas, Inc.*	4,291
144	Monarch Casino & Resort, Inc.*	3,747
162	Monro Muffler, Inc.	5,892
243	Morgans Hotel Group Co.*	4,243
189	Morningstar, Inc.*	9,682
45	Morton’s Restaurant Group, Inc.*	846
72	MTR Gaming Group, Inc.*	942
333	Nautilus, Inc.	5,744
612	NetFlix, Inc.*	13,788
288	New York & Co., Inc.*	4,167
108	Noble International Ltd.	2,038
117	Oakley, Inc.	2,455
153	Overstock.com, Inc.*	2,783
9	Oxford Industries, Inc.	445
360	P.F. Chang’s China Bistro, Inc.*	15,728
990	Pacific Sunwear Of California *	17,820
36	Palm Harbor Homes, Inc.*	470
216	Papa John’s International, Inc.*	6,379
117	Payless Shoesource, Inc.*	3,615
189	Peet’s Coffee & Tea, Inc.*	4,791
252	PetMed Express, Inc.*	3,188

See accompanying notes to schedules of portfolio investments.

378	Phillips-Van Heusen	20,730
405	Pinnacle Entertainment, Inc.*	13,098
36	Playboy Enterprises, Inc., Class B*	372
423	Polaris Industries, Inc.	20,257
126	Pre-Paid Legal Services, Inc.*	5,214
315	Priceline.com, Inc.*	16,509
342	Private Media Group Ltd.*	1,098
459	Progressive Gaming International Corp.*	3,695
342	Quiksilver, Inc.*	4,768
396	Rare Hospitality International, Inc.*	12,221
279	Raser Technologies, Inc.*	1,415
18	RC2 Corp.*	711
666	Reader’s Digest Association, Inc. (The)	11,302
225	Red Robin Gourmet Burgers, Inc.*	8,883
405	Restoration Hardware, Inc.*	2,705
288	Retail Ventures, Inc.*	5,861
81	Riviera Holdings Corp.*	1,632
738	Ruby Tuesday, Inc.	21,623
234	Ruth’s Chris Steak House*	5,050
9	Salem Communications Holding Corp., Class A	108
108	Sauer-Danfoss, Inc.	3,990
108	Sealy Corp.	1,863
729	Select Comfort Corp.*	13,508
468	Shuffle Master, Inc.*	9,954
18	Shutterfly, Inc.*	297
621	Sinclair Broadcast Group, Inc., Class A	8,874
135	Skechers U.S.A., Inc., Class A*	4,714
396	Smith & Wesson Holding Corp.*	4,918
945	Sonic Corp.*	20,478
864	Sotheby’s	31,415
72	Source Interlink Cos., Inc.*	519
261	Spanish Broadcasting System, Class A*	1,177
252	Stamps.com, Inc.*	3,909
189	Stein Mart, Inc.	2,746
279	Steven Madden Ltd.	8,247
198	Strayer Education, Inc.	23,342
468	Sun-Times Media Group, Inc.	1,867
684	Tempur-Pedic International, Inc.	17,025
108	Tenneco, Inc.*	2,624
711	Texas Roadhouse, Inc., Class A*	10,416
351	Timberland Co., Class A*	9,519
1,152	Tivo, Inc.*	6,762
27	Town Sports International Holdings, Inc.*	530
837	Triarc Cos., Inc., Class B	15,091
180	True Religion Apparel, Inc.*	3,056
306	Tuesday Morning Corp.	4,816
378	Tupperware Brands Corp.	8,849
459	Tween Brands, Inc.*	16,455
279	Under Armour, Inc., Class A*	12,820
162	Universal Electronics, Inc.*	4,231
315	Universal Technical Institute, Inc.*	7,443
360	Vail Resorts, Inc.*	18,706
378	Valassis Communications, Inc.*	6,290
18	Value Line, Inc.	801
396	Valuvision Media, Inc. Class A*	4,954
180	Volcom, Inc.*	6,566
270	Warnaco Group, Inc. (The)*	7,052
1,062	Wet Seal, Inc. (The), Class A*	6,383
405	Winnebago Industries	13,171
369	WMS Industries, Inc.*	13,812
369	Wolverine World Wide, Inc.	10,240
288	World Wrestling Entertainment, Inc. Class A	4,585
135	Xerium Technologies, Inc.	1,378
198	Zumiez, Inc.*	6,734
		1,456,536
	Consumer Staples — 2.4%
54	Alico, Inc.	2,568
603	American Oriental Bioengineering, Inc.*	6,633
189	Andersons, Inc. (The)	7,953
18	Arden Group, Inc.	2,210
90	Boston Beer Co., Inc., Class A*	2,951
54	Casey’s General Stores, Inc.	1,351

See accompanying notes to schedules of portfolio investments.

360	Central European Distribution Corp.*	9,785
72	Central Garden and Pet Co. Class A*	1,009
162	Chattem, Inc.*	8,646
63	Coca-Cola Bottling Co. Consolidated	3,687
1,098	Darling International, Inc.*	6,039
351	Delta & Pine Land Co.	14,370
162	Diamond Foods, Inc.	2,705
387	Flowers Foods, Inc.	11,374
63	Green Mountain Coffee Roasters, Inc.*	3,534
45	Inter Parfums, Inc.	869
90	J&J Snack Foods Corp.	3,572
342	Jones Soda Co.*	4,210
243	Lancaster Colony Corp.	10,291
162	Lance, Inc.	3,234
378	Longs Drug Stores Corp.	17,411
225	Mannatech, Inc.	3,339
27	Maui Land & Pineapple Co., Inc.*	830
162	Medifast, Inc.*	1,380
126	MGP Ingredients, Inc.	2,500
108	National Beverage Corp.*	1,408
81	NBTY, Inc.*	3,943
477	Nu Skin Enterprises, Inc., Class A	8,095
279	Pantry, Inc. (The)*	13,155
162	Parlux Fragrances, Inc.*	972
54	Pathmark Stores, Inc.*	617
54	Physicians Formula Holdings, Inc.*	1,092
549	Playtex Products, Inc.*	7,527
27	Ralcorp Holdings, Inc.*	1,567
198	Reddy Ice Holdings, Inc.	5,342
27	Susser Holdings Corp.*	487
45	Tiens Biotech Group USA, Inc.*	198
432	Tootsie Roll Industries, Inc.	13,055
576	United Natural Foods, Inc.*	17,153
126	USANA Health Sciences, Inc.*	7,317
351	Vector Group Ltd.	6,402
108	WD-40 Co.	3,445
396	Wild Oats Markets, Inc.*	7,283
		231,509
	Energy — 5.2%
369	Allis-Chalmers Energy, Inc.*	6,055
99	Alon USA Energy, Inc.	2,787
702	Alpha Natural Resources, Inc.*	10,130
162	Arena Resources, Inc.*	7,316
234	Atlas America, Inc.*	12,498
270	ATP Oil & Gas Corp.*	11,124
369	Atwood Oceanics, Inc.*	18,671
1,143	Aurora Oil & Gas Corp.*	2,812
333	Aventine Renewable Energy Holdings, Inc.*	5,321
189	Basic Energy Services, Inc.*	4,303
477	Berry Petroleum Co., Class A	14,444
171	Bill Barrett Corp.*	5,031
216	Bois d’Arc Energy, Inc.*	2,940
153	Bronco Drilling Co., Inc.*	2,298
144	Callon Petroleum Co.*	1,918
270	CARBO Ceramics, Inc.	11,642
297	Carrizo Oil & Gas, Inc.*	9,142
72	Clayton Williams Energy, Inc.*	2,213
351	Complete Production Services, Inc.*	6,743
405	Comstock Resources, Inc.*	10,874
432	Crosstex Energy, Inc.	14,018
54	Dawson Geophysical Co.*	2,274
144	Delek U.S. Holdings, Inc.	2,385
657	Delta Petroleum Corp.*	13,140
297	Dril-Quip, Inc.*	11,458
378	Energy Partners Ltd.*	8,203
216	ENGlobal Corp.*	1,313
963	Evergreen Energy, Inc.*	7,559
396	Exploration Co. of Delaware, Inc. (The)*	4,514
999	Gasco Energy, Inc.*	2,078
405	GeoGlobal Resources, Inc.*	2,515
108	GeoMet, Inc.*	890
63	Giant Industries, Inc.*	4,759

See accompanying notes to schedules of portfolio investments.

108	GMX Resources, Inc.*	3,505
198	Goodrich Petroleum Corp.*	6,774
2,637	Grey Wolf, Inc.*	17,641
108	Gulf Island Fabrication, Inc.	3,700
171	Gulfport Energy Corp.*	2,035
279	Hercules Offshore, Inc.*	7,430
18	Hornbeck Offshore Services, Inc.*	482
225	Hydril*	21,409
261	Input/Output, Inc.*	3,542
1,287	International Coal Group, Inc.*	6,577
225	James River Coal Co. *	1,669
27	Lone Star Technologies, Inc.*	1,283
198	Lufkin Industries, Inc.	10,660
990	Mariner Energy, Inc.*	18,315
81	Markwest Hydrocarbon, Inc.	5,075
315	Matrix Service Co.*	5,648
216	Metretek Technologies, Inc.*	2,627
198	NATCO Group, Inc.*	6,861
702	Newpark Resources*	4,282
351	Oil States International, Inc.*	10,302
369	Pacific Ethanol, Inc.*	6,118
513	Parallel Petroleum Corp.*	9,824
108	Penn Virginia Corp.	7,525
1,134	PetroHawk Energy Corp.*	13,574
198	Petroleum Development Corp.*	10,369
144	Petroquest Energy, Inc.*	1,657
108	PHI, Inc. (Non-Voting)*	3,022
558	Pioneer Drilling Co.*	6,729
9	PrimeEnergy Corp.*	495
261	Quest Resource Corp.*	2,198
144	RAM Energy Resources, Inc.*	605
1,872	Rentech, Inc.*	6,402
432	RPC, Inc.	6,458
288	Sulphco, Inc.*	922
180	Superior Well Services, Inc.*	4,082
531	Syntroleum Corp.*	1,678
9	T-3 Energy Services, Inc.*	191
162	Toreador Resources Corp.*	3,890
990	Transmeridian Exploration, Inc.*	3,970
783	Vaalco Energy, Inc.*	5,035
99	Venoco, Inc*	1,505
144	VeraSun Energy Corp.*	2,495
396	W-H Energy Services, Inc.*	16,632
198	Warren Resources, Inc.*	2,220
99	Westmoreland Coal Co.*	2,211
378	World Fuel Services Corp.	17,048
		500,040
	Financials — 8.2%
63	21st Century Insurance Group	1,334
54	ACA Capital Holdings, Inc.*	811
432	Acadia Realty Trust (REIT)	11,664
918	Advance America Cash Advance Centers, Inc.	12,512
27	Advanta Corp. Class B	1,128
27	Alexander’s, Inc. (REIT)*	11,050
72	Alexandria Real Estate Equities, Inc. (REIT)	7,574
45	Amtrust Financial Services, Inc.	486
18	Arrow Financial Corp.	403
162	Asset Acceptance Capital Corp.*	2,389
162	Asta Funding, Inc.	5,359
18	Bancorp, Inc.*	443
162	Bank of the Ozarks, Inc.	4,868
270	Calamos Asset Management, Inc., Class A	7,025
9	Camden National Corp.	399
54	Capital Corp. of the West	1,542
9	Capitol Bancorp Ltd.	362
243	Cardinal Financial Corp.	2,469
360	Cascade Bancorp	9,367
207	Cash America International, Inc.	8,406
54	Cathay General Bancorp	1,832
18	CBRE Realty Finance, Inc.	235
108	Center Financial Corp.	2,332
54	City Bank	1,694

See accompanying notes to schedules of portfolio investments.

18	Clark, Inc.	309
108	Clayton Holdings, Inc.*	2,395
153	Coastal Financial Corp.	2,463
207	CoBiz, Inc.	4,239
144	Cohen & Steers, Inc.	6,024
45	Columbia Bancorp	1,081
36	Community Bancorp*	1,119
216	CompuCredit Corp.*	6,707
81	Consolidated-Tomoka Land Co.	6,206
450	Corporate Office Properties Trust SBI MD (REIT)	22,959
522	Cousins Properties, Inc. (REIT)	17,925
117	Credit Acceptance Corp.*	2,865
18	Crystal River Capital, Inc. (REIT)	459
567	CVB Financial Corp.	6,957
72	Darwin Professional Underwriters, Inc.*	1,729
342	Digital Realty Trust, Inc. (REIT)	13,557
171	Dollar Financial Corp.*	4,381
306	Doral Financial Corp.*	664
297	EastGroup Properties, Inc. (REIT)	16,032
9	eHealth, Inc.*	225
126	Enterprise Financial Services Corp.	3,631
261	Equity Lifestyle Properties, Inc. (REIT)	14,681
477	Ezcorp, Inc., Class A*	7,083
153	FelCor Lodging Trust, Inc. (REIT)	3,608
135	First Acceptance Corp.*	1,378
153	First Busey Corp.	3,340
378	First Cash Financial Services, Inc.*	8,497
45	First Community Bancorp, Inc.	2,443
18	First Indiana Corp.	396
18	First Mercury Financial Corp.*	407
81	First Regional Bancorp*	2,548
72	First Republic Bank	3,859
108	First South Bancorp, Inc.	2,998
18	First State Bancorporation	402
468	Fremont General Corp.	4,118
135	Frontier Financial Corp.	3,532
234	Getty Realty Corp. (REIT)	6,943
162	GFI Group, Inc.*	9,981
90	Glacier Bancorp, Inc.	2,201
99	Gladstone Investment Corp.	1,455
495	Glimcher Realty Trust (REIT)	13,766
243	Greenhill & Co., Inc.	16,373
162	Hancock Holding Co.	7,220
225	Harris & Harris Group, Inc.*	2,700
81	Heritage Commerce Corp.	2,046
36	Hilb Rogal & Hobbs Co.	1,631
36	Home Bancshares, Inc.	822
9	Home Federal Bancorp, Inc.	139
405	Home Properties, Inc. (REIT)	23,725
171	Housevalues, Inc.*	870
54	Inland Real Estate Corp. (REIT)	1,032
72	International Bancshares Corp.	2,101
513	International Securities Exchange Holdings, Inc.	23,726
18	Intervest Bancshares Corp.*	506
36	Investors Bancorp, Inc.*	544
126	JER Investors Trust, Inc. (REIT)	2,397
45	KBW, Inc.*	1,572
36	Lakeland Financial Corp.	834
234	Longview Fibre Co. (REIT)	5,761
18	Macatawa Bank Corp.	338
81	Maguire Properties, Inc. (REIT)	3,164
189	MarketAxess Holdings, Inc.*	2,650
45	Marlin Business Services Corp.*	1,032
27	MB Financial, Inc.	993
27	Mercantile Bank Corp.	917
9	MetroCorp Bancshares, Inc.	182
81	Mid-America Apartment Communities, Inc. (REIT)	4,474
36	Midwest Banc Holdings, Inc.	701
765	Mills Corp. (The) (REIT)	19,102
1,359	Move, Inc.*	8,113
162	Nara Bancorp, Inc.	2,999
423	National Financial Partners Corp.	19,526

See accompanying notes to schedules of portfolio investments.

135	National Interstate Corp.	3,538
702	NewAlliance Bancshares, Inc.	11,092
27	Northern Empire Bancshares*	785
18	Old Second Bancorp, Inc.	513
135	Omega Healthcare Investors, Inc. (REIT)	2,435
279	optionsXpress Holdings, Inc.	6,476
54	Pacific Capital Bancorp	1,701
99	Penson Worldwide, Inc.*	2,685
90	PFF Bancorp, Inc.	2,846
135	Pinnacle Financial Partners, Inc.*	4,184
72	Placer Sierra Bancshares	1,950
216	Portfolio Recovery Associates, Inc.*	9,513
81	Preferred Bank	3,340
18	Premierwest Bancorp	237
243	PrivateBancorp, Inc.	8,899
45	PS Business Parks, Inc. (REIT)	3,240
18	QC Holdings, Inc.*	239
36	Resource Capital Corp. (REIT)	598
270	Rewards Network, Inc.*	1,447
9	Roma Financial Corp.*	133
18	Safety Insurance Group, Inc.	764
153	Saul Centers, Inc. (REIT)	8,767
135	Seacoast Banking Corp. of Florida	3,204
81	Sierra Bancorp	2,326
396	Signature Bank*	12,165
108	Smithtown Bancorp, Inc.	2,979
18	Southside Bancshares, Inc.	424
36	Sovran Self Storage, Inc. (REIT)	2,096
81	Stifel Financial Corp.*	3,860
144	Suffolk Bancorp	4,789
243	Sun Communities, Inc. (REIT)	7,455
306	Superior Bancorp*	3,366
486	SVB Financial Group*	23,474
36	SY Bancorp, Inc.	930
423	Tanger Factory Outlet Centers (REIT)	16,996
144	Technology Investment Capital Corp.	2,357
144	Tejon Ranch Co.*	6,839
315	Texas Capital Bancshares, Inc.*	6,341
90	Thomas Weisel Partners Group, Inc.*	1,640
9	Tompkins Trustco, Inc.	370
225	Tower Group, Inc.	7,690
351	TradeStation Group, Inc.*	4,149
45	Trico Bancshares	1,097
1,017	Trustco Bank Corp.	10,058
1,017	UCBH Holdings, Inc.	19,384
54	United Community Banks, Inc.	1,764
135	United PanAm Financial Corp.*	1,677
99	United Security Bancshares	2,056
72	USB Holding Co., Inc.	1,634
18	ViewPoint Financial Group	307
126	Vineyard National Bancorp	3,081
216	Virginia Commerce Bancorp*	4,549
900	Waddell & Reed Financial, Inc.	21,942
612	Washington Real Estate Investment Trust (REIT)	24,468
9	Wauwatosa Holdings, Inc.*	159
207	West Bancorporation, Inc.	3,258
180	Westamerica Bancorporation	8,838
180	Western Alliance Bancorp*	6,037
81	Westfield Financial, Inc.	856
207	Wilshire Bancorp, Inc.	3,527
144	Wintrust Financial Corp.	6,601
225	World Acceptance Corp.*	9,225
18	Yardville National Bancorp	661
		789,448
	Health Care — 17.5%
270	Abaxis, Inc.*	6,159
315	Abiomed, Inc.*	4,404
333	Acadia Pharmaceuticals, Inc.*	2,318
414	Adams Respiratory Therapeutics, Inc.*	15,036
207	Adeza Biomedical Corp.*	5,022
612	Adolor Corp.*	4,088
126	Advanced Magnetics, Inc.*	7,430

See accompanying notes to schedules of portfolio investments.

756	ADVENTRX Pharmaceuticals, Inc.*	1,739
918	Affymetrix, Inc.*	23,620
126	Air Methods Corp.*	3,149
657	Akorn, Inc.*	3,883
126	Albany Molecular Research, Inc.*	1,192
477	Alexion Pharmaceuticals, Inc.*	17,592
756	Align Technology, Inc.*	12,414
1,314	Alkermes, Inc.*	21,550
108	Alliance Imaging, Inc.*	777
630	Allscripts Healthcare Solutions, Inc.*	17,060
504	Alnylam Pharmaceuticals, Inc.*	9,475
117	Alpharma, Inc., Class A	3,084
81	Altus Pharmaceuticals, Inc.*	1,323
351	Amedisys, Inc.*	11,225
945	American Medical Systems Holdings, Inc.*	19,221
126	AMERIGROUP Corp.*	4,168
414	AMN Healthcare Services, Inc.*	11,509
252	Amsurg Corp.*	5,809
243	Anadys Pharmaceuticals, Inc.*	838
108	Analogic Corp.	6,043
225	Angiodynamics, Inc.*	5,400
63	Apria Healthcare Group, Inc.*	2,007
576	Arena Pharmaceuticals, Inc.*	7,286
513	Ariad Pharmaceuticals, Inc.*	2,478
531	Array Biopharma, Inc.*	6,229
306	Arrow International, Inc.	10,211
351	Arthrocare Corp.*	12,759
225	Aspect Medical Systems, Inc.*	3,634
459	Atherogenics, Inc.*	5,017
351	Auxilium Pharmaceuticals, Inc.*	4,363
504	AVANIR Pharmaceuticals, Class A*	937
684	AVI BioPharma, Inc.*	1,819
45	Bentley Pharmaceuticals, Inc.*	384
144	Bio-Reference Labs, Inc.*	3,527
315	BioCryst Pharmaceuticals, Inc.*	3,185
486	Bioenvision, Inc.*	2,177
1,242	BioMarin Pharmaceuticals, Inc.*	21,151
189	Biosite, Inc.*	10,040
576	Bruker BioSciences Corp.*	5,190
81	Cadence Pharmaceuticals, Inc.*	1,155
324	Candela Corp.*	3,690
117	Caraco Pharmaceutical Laboratories Ltd.*	1,271
747	Cell Genesys, Inc.*	2,420
585	Centene Corp.*	14,110
738	Cepheid, Inc.*	5,882
378	Cerus Corp.*	2,019
351	Chemed Corp.	16,248
243	Coley Pharmaceutical Group, Inc.*	2,279
333	Combinatorx, Inc.*	2,717
126	Computer Programs & Systems, Inc.	3,626
306	Conceptus, Inc.*	5,747
36	Corvel Corp.*	1,084
63	Cross Country Healthcare, Inc.*	1,200
738	Cubist Pharmaceuticals, Inc.*	14,782
801	CV Therapeutics, Inc.*	10,229
288	Cyberonics, Inc.*	5,898
261	Cypress Bioscience, Inc.*	2,025
450	Cytokinetics, Inc.*	3,496
9	Datascope Corp.	322
693	deCODE genetics, Inc.*	2,703
54	Dendreon Corp.*	251
495	Depomed, Inc.	1,718
225	DexCom, Inc.*	1,820
234	Digene Corp.*	11,064
270	Dionex Corp.*	16,637
414	Diversa Corp.*	3,109
306	DJO, Inc.*	11,989
837	Durect Corp.*	3,373
612	Eclipsys Corp.*	12,803
288	Emageon, Inc.*	3,361
54	Emergent Biosolutions, Inc.*	679
45	Emeritus Corp.*	1,258

See accompanying notes to schedules of portfolio investments.

279	Emisphere Technologies, Inc.*	1,401
846	Encysive Pharmaceuticals, Inc.*	2,936
369	Enzo Biochem, Inc.*	5,332
594	Enzon Pharmaceuticals, Inc.*	4,918
666	eResearch Technology, Inc.*	4,715
225	ev3, Inc.*	4,419
1,278	Exelixis, Inc.*	12,869
432	Five Star Quality Care, Inc.*	4,938
297	Foxhollow Technologies, Inc.*	6,641
261	Genitope Corp.*	911
171	Genomic Health, Inc.*	3,213
2,088	Genta, Inc.*	1,065
198	Gentiva Health Services, Inc.*	3,909
432	Geron Corp.*	3,275
72	Greatbatch, Inc.*	1,869
189	GTx, Inc.*	4,126
360	Haemonetics Corp.*	16,200
387	Hana Biosciences, Inc.	1,474
72	Hansen Medical, Inc.*	1,204
369	HealthExtras, Inc.*	9,778
198	Healthspring, Inc.*	4,184
468	Healthways, Inc.*	20,353
126	Hi-Tech Pharmacal Co., Inc.*	1,387
711	Hologic, Inc.*	39,141
1,782	Human Genome Sciences, Inc.*	19,602
360	Hythiam, Inc.*	2,880
315	I-Flow Corp.*	4,539
72	ICU Medical, Inc.*	2,812
333	Idenix Pharmaceuticals, Inc.*	3,167
738	Illumina, Inc.*	24,789
918	Immucor, Inc.*	27,301
612	Incyte Corp.*	3,923
630	Indevus Pharmaceuticals, Inc.*	4,360
261	Integra LifeSciences Holdings Corp.*	10,975
351	InterMune, Inc.*	10,642
288	Intralase Corp.*	7,102
396	inVentiv Health, Inc.*	14,442
27	Inverness Medical Innovations, Inc.*	1,139
234	IRIS International, Inc.*	2,654
990	Isis Pharmaceuticals, Inc.*	9,029
171	Kendle International, Inc.*	5,925
54	Kensey Nash Corp.*	1,548
585	Keryx Biopharmaceuticals, Inc.*	6,669
522	KV Pharmaceutical Co., Class A*	12,867
603	Kyphon, Inc.*	27,201
72	Landauer, Inc.	3,663
279	LCA-Vision, Inc.	12,164
1,035	Lexicon Genetics, Inc.*	4,275
162	LHC Group, Inc.*	4,646
459	Lifecell Corp.*	10,956
432	Luminex Corp.*	6,078
72	Magellan Health Services, Inc.*	3,010
432	MannKind Corp.*	6,873
288	Martek Biosciences Corp.*	6,515
270	Matria Healthcare, Inc.*	6,850
1,656	Medarex Inc.*	22,654
45	Medcath Corp.*	1,306
54	Medical Action Industries, Inc.*	1,200
684	Medicines Co. (The)*	18,447
738	Medicis Pharmaceutical Corp., Class A	26,834
495	Mentor Corp.	23,765
162	Merge Technologies, Inc.*	816
288	Meridian Bioscience, Inc.	7,736
279	Metabasis Therapeutics, Inc.*	2,246
81	Metabolix, Inc.*	1,508
1,062	MGI Pharma, Inc.*	22,536
198	Molecular Devices Corp.*	6,987
81	Molina Healthcare, Inc.*	2,524
342	Momenta Pharmaceuticals, Inc.*	4,193
1,773	Monogram Biosciences, Inc.*	3,511
72	MWI Veterinary Supply, Inc.*	2,234
540	Myriad Genetics, Inc.*	18,068

See accompanying notes to schedules of portfolio investments.

342	Nastech Pharmaceutical Co., Inc.*	3,954
72	National Healthcare Corp.	3,944
288	Natus Medical, Inc.*	4,640
1,215	Nektar Therapeutics*	14,410
405	Neurocrine Biosciences, Inc.*	5,107
171	Neurometrix, Inc.*	1,946
180	New River Pharmaceuticals, Inc.*	11,385
81	Nighthawk Radiology Holdings, Inc.*	1,683
117	Northfield Laboratories, Inc.*	455
126	Northstar Neuroscience, Inc.*	1,517
837	Novavax, Inc.*	2,779
324	Noven Pharmaceuticals, Inc.*	7,977
522	NPS Pharmaceuticals, Inc.*	1,832
450	NuVasive, Inc.*	10,633
504	Nuvelo, Inc.*	1,653
162	NxStage Medical, Inc.*	1,985
360	Odyssey HealthCare, Inc.*	4,889
369	Omnicell, Inc.*	7,162
594	Onyx Pharmaceuticals, Inc.*	15,592
27	Option Care, Inc.	359
621	OraSure Technologies, Inc.*	4,943
774	OSI Pharmaceuticals, Inc.*	26,780
36	Osiris Therapeutics, Inc.*	513
486	Pain Therapeutics, Inc.*	3,835
234	Palomar Medical Technologies, Inc.*	9,566
684	Panacos Pharmaceuticals, Inc.*	2,941
315	Par Pharmaceutical Cos., Inc.*	7,648
369	Parexel International Corp.*	12,550
306	Penwest Pharmaceuticals Co.*	4,048
2,565	Peregrine Pharmaceuticals, Inc.*	2,642
81	Perrigo Co.	1,353
234	Pharmion Corp.*	6,126
459	Phase Forward, Inc.*	6,073
315	PolyMedica Corp.	13,041
342	Pozen, Inc.*	5,380
198	PRA International*	3,972
306	Progenics Pharmaceuticals, Inc.*	8,491
162	Providence Service Corp. (The)*	3,564
918	PSS World Medical, Inc.*	19,039
720	Psychiatric Solutions, Inc.*	28,771
405	Quidel Corp.*	4,362
171	Radiation Therapy Services, Inc.*	5,161
702	Regeneron Pharmaceuticals, Inc.*	13,928
207	Renovis, Inc.*	727
54	Replidyne, Inc.*	305
90	Rigel Pharmaceuticals, Inc.*	942
630	Salix Pharmaceuticals Ltd.*	8,952
396	Sangamo Biosciences, Inc.*	2,796
684	Santarus, Inc.*	4,521
351	Sciele Pharma, Inc.*	8,073
405	Senomyx, Inc.*	5,111
243	Sirona Dental Systems, Inc.	9,044
72	Somaxon Pharaceuticals, Inc.*	817
225	SonoSite, Inc.*	6,768
414	Spectranetics Corp.*	4,351
315	Stereotaxis, Inc.*	3,626
432	Sun Healthcare Group, Inc.*	5,681
459	Sunrise Senior Living, Inc.*	17,988
675	SuperGen, Inc.*	3,227
216	SurModics, Inc.*	7,994
126	Symbion, Inc.*	2,631
405	Symmetry Medical, Inc.*	6,039
333	Tanox, Inc.*	6,460
711	Telik, Inc.*	4,124
747	ThermoGenesis Corp.*	2,293
630	Thoratec Corp.*	12,379
243	Trimeris, Inc.*	2,777
585	Trizetto Group	12,186
54	Trubion Pharmaceuticals, Inc.*	976
603	United Surgical Partners International, Inc.*	18,416
288	United Therapeutics Corp.*	16,186
1,260	Valeant Pharmaceuticals International	22,592

See accompanying notes to schedules of portfolio investments.

144	Varian, Inc.*	7,838
387	Ventana Medical Systems, Inc.*	15,577
279	Viasys Healthcare, Inc.*	8,629
387	Viropharma, Inc.*	6,192
81	Visicu, Inc.*	569
72	VistaCare, Inc., Class A*	678
225	Vital Images, Inc.*	7,733
81	Vital Signs, Inc.	4,283
99	Volcano Corp.*	1,882
441	West Pharmaceutical Services, Inc.	19,960
414	Wright Medical Group, Inc.*	9,253
270	Xenoport, Inc.*	6,961
63	Young Innovations, Inc.	1,609
162	Zoll Medical Corp.*	4,505
513	Zymogenetics, Inc.*	7,695
		1,694,281
	Industrials — 16.0%
207	3D Systems Corp.*	3,757
207	A.O. Smith Corp.	8,005
126	AAON, Inc.	3,499
432	AAR Corp.*	12,576
792	ABX Air, Inc.*	5,900
243	ACCO Brands Corp.*	5,293
153	Accuride Corp.*	2,050
369	Actuant Corp., Class A	19,262
612	Acuity Brands, Inc.	33,905
306	Administaff, Inc.	10,860
252	Advisory Board Co. (The)*	13,107
1,233	Airtran Holdings, Inc.*	12,848
270	Alaska Air Group, Inc.*	11,070
243	Albany International Corp.	8,311
126	Amerco, Inc.*	8,193
828	American Commercial Lines, Inc.*	29,916
207	American Ecology Corp.	3,902
126	American Railcar Industries, Inc.	3,861
351	American Reprographics Co.*	11,622
126	American Science & Engineering, Inc.*	6,446
441	American Superconductor Corp.*	5,927
162	American Woodmark Corp.	6,438
9	Ampco-Pittsburgh Corp.	228
18	Amrep Corp.	1,627
297	Apogee Enterprises, Inc.	6,231
603	Applied Industrial Technologies, Inc.	14,466
171	Argon ST, Inc.*	4,143
234	Astec Industries, Inc.*	9,000
288	ASV, Inc.*	4,493
54	Atlas Air Worldwide Holdings, Inc.*	2,638
135	Badger Meter, Inc.	3,984
216	Baldor Electric Co.	7,862
441	Barnes Group, Inc.	9,848
99	Barrett Business Services*	2,413
90	Basin Water, Inc.*	706
1,053	BE Aerospace, Inc.*	31,790
594	Beacon Roofing Supply, Inc.*	9,878
279	Blount International, Inc.*	3,295
387	Brady Corp., Class A	12,670
432	Bucyrus International, Inc.	22,010
207	Builders FirstSource, Inc.*	3,730
1,395	Capstone Turbine Corp.*	1,228
279	Casella Waste Systems, Inc.*	3,295
324	CBIZ, Inc.*	2,210
27	CDI Corp.	720
315	Celadon Group, Inc.*	5,642
720	Cenveo, Inc.*	15,883
360	Ceradyne, Inc.*	18,576
90	Chart Industries, Inc.*	1,529
369	China BAK Battery, Inc.*	1,432
252	Clarcor, Inc.	7,809
216	Clean Harbors, Inc.*	10,910
252	Columbus McKinnon Corp.*	5,846
189	Comfort Systems USA, Inc.	2,572
225	COMSYS IT Partners, Inc.*	4,477

See accompanying notes to schedules of portfolio investments.

99	Consolidated Graphics, Inc.*	7,055
225	CoStar Group, Inc.*	10,546
144	CRA International, Inc.*	7,458
36	Curtiss-Wright Corp.	1,259
396	Diamond Management & Technology Consultants, Inc.	5,976
126	Dynamex, Inc.*	3,019
162	Dynamic Materials Corp.	5,066
198	DynCorp International, Inc., Class A*	3,287
423	EGL, Inc.*	14,894
315	Encore Wire Corp.	8,177
531	Energy Conversion Devices, Inc.*	15,983
351	ESCO Technologies, Inc.*	15,300
126	Esterline Technologies Corp.*	5,156
909	Evergreen Solar, Inc.*	8,999
90	ExpressJet Holdings, Inc.*	651
81	First Advantage Corp, Class A*	2,016
297	First Consulting Group, Inc.*	3,588
216	First Solar, Inc.*	10,314
171	Flanders Corp.*	1,335
306	Florida East Coast Industries, Inc.	18,620
387	Forward Air Corp.	12,624
306	Franklin Electric Co., Inc.	14,829
90	Freightcar America, Inc.	4,459
81	Frontier Airlines Holdings, Inc.*	544
306	FTI Consulting, Inc.*	10,272
72	FuelCell Energy, Inc.*	497
45	Gehl Co.*	1,141
747	GenCorp, Inc.*	10,376
630	General Cable Corp.*	31,468
495	Genesee & Wyoming, Inc.*	12,850
333	Genlyte Group, Inc.*	23,107
261	Geo Group, Inc. (The)*	12,212
207	Goodman Global, Inc.*	3,933
612	GrafTech International Ltd.*	4,835
135	Granite Construction, Inc.	7,881
72	Greenbrier Cos., Inc.	2,053
153	H&E Equipment Services, Inc.*	4,041
369	Healthcare Services Group, Inc.	10,347
432	Heartland Express, Inc.	7,132
279	Heico Corp.	10,253
207	Heidrick & Struggles International, Inc.*	9,487
36	Herley Industries, Inc.*	553
900	Herman Miller, Inc.	34,623
1,269	Hexcel Corp.*	22,918
72	Horizon Lines, Inc., Class A	2,087
63	Houston Wire & Cable Co.*	1,560
540	Hub Group, Inc., Class A*	17,102
315	Hudson Highland Group, Inc.*	5,128
234	Huron Consulting Group, Inc.*	14,836
90	ICT Group, Inc.*	2,435
279	IHS, Inc., Class A*	10,476
315	II-VI, Inc.*	9,740
72	Innerworkings, Inc.*	976
81	Innovative Solutions & Support, Inc.*	1,692
189	Insteel Industries, Inc.	3,479
207	Integrated Electric Services, Inc.*	4,854
648	Interface, Inc., Class A*	10,251
369	Interline Brands, Inc.*	7,808
441	Ionatron, Inc.*	2,324
1,881	JetBlue Airways Corp.*	23,155
144	John H. Harland Co.	7,272
99	K&F Industries Holdings, Inc.*	2,434
387	Kaydon Corp.	16,784
99	Kelly Services, Inc., Class A	3,046
261	Kenexa Corp.*	8,793
396	Kforce, Inc.*	5,386
774	Knight Transportation, Inc.	14,458
414	Knoll, Inc.	9,584
450	Korn/Ferry International*	10,386
135	L.B. Foster Co., Class A*	2,666
738	Labor Ready, Inc.*	13,557
180	Ladish Co., Inc.*	7,524

See accompanying notes to schedules of portfolio investments.

189	Lamson & Sessions Co. (The)*	5,695
63	Layne Christensen Co.*	2,019
261	LECG Corp.*	3,508
18	Lindsay Corp.	618
63	Marten Transport Ltd.*	1,051
297	McGrath Rentcorp	8,842
297	Medis Technologies Ltd.*	5,102
90	Middleby Corp.*	9,925
126	Miller Industries, Inc.*	2,854
261	Mine Safety Appliances Co.	10,610
441	Mobile Mini, Inc.*	11,876
99	MTC Technologies, Inc.*	2,090
72	Mueller Industries, Inc.	2,146
1,341	Mueller Water Products, Inc., Class A	19,981
540	Navigant Consulting, Inc.*	10,460
279	NCI Building Systems, Inc.*	15,579
342	Nordson Corp.	16,683
207	Nuco2, Inc.*	5,080
378	Old Dominion Freight Line*	11,760
459	On Assignment, Inc.*	5,627
405	Orbital Sciences Corp.*	8,015
513	Pacer International, Inc.	13,866
45	P.A.M. Transportation Services*	1,030
9	Patriot Transportation Holding, Inc.*	767
315	PeopleSupport, Inc.*	6,665
261	Perini Corp.*	9,472
72	PGT, Inc.*	930
216	Pike Electric Corp.*	3,871
981	Plug Power, Inc.*	3,414
225	Power-One, Inc.*	1,386
144	PW Eagle, Inc.	4,784
117	Quality Distribution, Inc.*	1,006
216	Raven Industries, Inc.	6,245
279	RBC Bearings, Inc.*	9,104
225	Regal-Beloit Corp.	10,179
657	Resources Connection, Inc.*	21,261
405	Rollins, Inc.	9,315
585	SAIC, Inc.*	10,548
36	Schawk, Inc.	632
27	School Specialty, Inc.*	1,007
450	Simpson Manufacturing Co., Inc.	14,949
342	Skywest, Inc.	8,738
405	Spherion Corp.*	3,592
63	Standard Parking Corp.*	2,141
54	Stanley, Inc.*	814
99	Sterling Construction Co., Inc.*	1,863
18	Superior Essex, Inc.*	573
18	TAL International Group, Inc.	431
189	Taleo Corp., Class A*	3,024
846	Taser International, Inc.*	6,717
90	Team, Inc.*	3,074
396	Teledyne Technologies, Inc.*	15,068
441	TeleTech Holdings, Inc.*	13,883
36	Tennant Co.	1,108
477	Tetra Tech, Inc.*	8,505
99	TransDigm Group, Inc.*	3,158
162	Trex Co., Inc.*	3,956
45	Triumph Group, Inc.	2,412
180	TurboChef Technologies, Inc.*	2,702
54	U.S. Xpress Enterprises, Inc.*	1,042
414	UAP Holding Corp.	10,503
126	United Industrial Corp.	6,798
27	Universal Forest Products, Inc.	1,399
81	Universal Truckload Services, Inc.*	1,964
63	USA Truck, Inc.*	1,022
225	Valmont Industries, Inc.	12,762
270	Vicor Corp.	2,522
657	Wabtec Corp.	21,155
153	Waste Connections, Inc.*	6,766
9	Waste Industries USA, Inc.	228
378	Watsco, Inc.	19,040
126	Watson Wyatt Worldwide, Inc., Class A	6,057

See accompanying notes to schedules of portfolio investments.

90	Watts Water Technologies, Inc., Class A	3,389
378	Williams Scotsman International, Inc.*	7,696
		1,554,870
	Information Technology — 21.6%
657	24/7 Real Media, Inc.*	6,333
378	Acacia Research - Acacia Technologies*	5,220
180	Access Integrated Technologies, Inc., Class A*	1,197
108	Acme Packet, Inc.*	1,794
621	Actuate Corp.*	3,291
549	Adtran, Inc.	12,643
495	Advanced Analogic Technologies, Inc.*	3,213
396	Advanced Energy Industries, Inc.*	7,975
279	Advent Software, Inc.*	10,100
153	Aeroflex, Inc.*	1,749
108	Agile Software Corp.*	692
18	Altiris, Inc.*	586
324	AMIS Holdings, Inc.*	3,671
1,386	Amkor Technology, Inc.*	15,981
639	Anadigics, Inc.*	7,802
36	Anaren, Inc.*	600
216	Anixter International, Inc.*	13,392
225	Ansoft Corp.*	6,973
414	Ansys, Inc.*	21,122
1,035	aQuantive, Inc.*	26,227
774	Arris Group, Inc.*	10,170
1,512	Art Technology Group, Inc.*	3,281
423	Asyst Technologies, Inc.*	2,986
702	Atheros Communications, Inc.*	17,740
333	ATMI, Inc.*	11,069
2,232	Avanex Corp.*	4,174
54	Avid Technology, Inc.*	1,804
72	Avocent Corp.*	2,292
135	Bankrate, Inc.*	5,480
216	BearingPoint, Inc.*	1,728
180	Benchmark Electronics, Inc.*	3,866
387	BISYS Group, Inc. (The)*	5,085
477	Blackbaud, Inc.	10,914
378	Blackboard, Inc.*	12,610
198	Blue Coat Systems, Inc.*	6,401
18	Bottomline Technologies, Inc.*	220
684	Brightpoint, Inc.*	8,256
2,439	Brocade Communications Systems, Inc.*	21,975
450	C-COR, Inc.*	6,143
189	Cabot Microelectronics Corp.*	6,186
342	CACI International, Inc., Class A*	15,903
63	Carrier Access Corp.*	312
81	Cass Information Systems, Inc.	2,731
432	Chordiant Software, Inc.*	3,953
45	Ciber, Inc.*	316
1,026	Cirrus Logic, Inc.*	8,895
2,034	CNET Networks, Inc.*	17,859
585	Cogent, Inc.*	6,605
585	Cognex Corp.	12,829
243	Coherent, Inc.*	7,305
207	Color Kinetics, Inc.*	3,788
783	CommScope, Inc.*	30,122
117	Commvault Systems, Inc.*	1,946
198	Comtech Group, Inc.	2,940
306	Comtech Telecommunications Corp.*	10,511
432	Concur Technologies, Inc.*	6,985
5,742	Conexant Systems, Inc.*	11,427
378	Convera Corp., Class A*	1,157
99	CPI International, Inc.*	1,735
279	CSG Systems International, Inc.*	6,880
270	CTS Corp.	3,659
414	Cybersource Corp.*	5,059
477	Cymer, Inc.*	19,824
522	Daktronics, Inc.	13,922
162	DealerTrack Holdings, Inc.*	4,690
162	Digi International, Inc.*	2,166
540	Digital River, Inc.*	29,911
270	Diodes, Inc.*	10,136

See accompanying notes to schedules of portfolio investments.

81	DivX, Inc.*	1,666
54	DSP Group, Inc.*	1,112
180	DTS, Inc.*	4,354
63	Eagle Test Systems, Inc.*	1,113
243	eCollege.com, Inc.*	4,223
162	eFunds Corp.*	4,068
549	Emcore Corp.*	2,460
144	EMS Technologies, Inc.*	2,884
351	Emulex Corp.*	6,283
189	Entegris, Inc.*	2,105
783	Epicor Software Corp.*	10,539
387	Equinix, Inc.*	31,993
477	Euronet Worldwide, Inc.*	13,036
189	Exar Corp.*	2,542
108	Excel Technology, Inc.*	2,885
63	ExlService Holdings, Inc.*	1,428
504	FalconStor Software, Inc.*	5,065
324	FEI Co.*	10,627
3,087	Finisar Corp.*	9,848
891	Flir Systems, Inc.*	30,971
621	Formfactor, Inc.*	26,548
144	Forrester Research, Inc.*	3,864
1,080	Foundry Networks, Inc.*	15,768
774	Gartner, Inc.*	16,378
324	Gateway, Inc.*	671
225	Genesis Microchip, Inc.*	1,789
54	Gerber Scientific, Inc.*	569
360	Gevity HR, Inc.	7,171
360	Global Cash Access Holdings, Inc.*	5,537
207	Global Imaging Systems, Inc.*	4,155
909	Harmonic, Inc.*	8,008
324	Harris Stratex Networks, Inc., Class A*	6,610
198	Heartland Payment Systems, Inc.	4,934
180	Hittite Microwave Corp.*	7,549
729	Hypercom Corp.*	4,133
387	Hyperion Solutions Corp.*	16,579
126	i2 Technologies, Inc.*	3,000
153	ID Systems, Inc.*	2,316
270	iGate Corp.*	1,828
279	Ikanos Communications, Inc.*	2,517
180	Infocrossing, Inc.*	2,813
1,170	Informatica Corp.*	15,163
225	Infospace, Inc.*	5,130
459	infoUSA, Inc.	4,714
144	Integral Systems, Inc.	3,567
45	Inter-Tel, Inc.	1,041
702	Interdigital Communications Corp.*	24,373
684	Intermec, Inc.*	15,322
414	Internap Network Services Corp.*	7,791
522	Intervoice, Inc.*	3,351
279	Interwoven, Inc.*	4,246
288	Intevac, Inc.*	7,854
603	Ipass, Inc.*	3,075
342	Itron, Inc.*	22,100
549	Ixia*	6,050
333	IXYS Corp.*	3,447
675	j2 Global Communications, Inc.*	16,227
1,080	Jack Henry & Associates, Inc.	25,337
72	JDA Software Group, Inc.*	1,070
297	Jupitermedia Corp.*	2,542
324	Keane, Inc.*	4,445
261	Knot, Inc. (The)*	6,170
315	Komag, Inc.*	10,707
810	Kopin Corp.*	2,924
432	Kronos, Inc.*	17,064
612	L-1 Identity Solutions, Inc.*	9,725
261	Lightbridge, Inc.*	4,213
810	Lionbridge Technologies*	4,350
108	Liquidity Services, Inc.*	1,949
153	Littelfuse, Inc.*	5,635
252	LoJack Corp.*	4,798
9	LoopNet, Inc.*	151

See accompanying notes to schedules of portfolio investments.

837	LTX Corp.*	5,206
603	Macrovision Corp.*	14,876
27	Magma Design Automation, Inc.*	272
36	Manhattan Associates, Inc.*	1,002
189	Mantech International Corp., Class A*	6,511
216	Mapinfo Corp.*	3,024
315	Marchex, Inc., Class B	4,246
657	Mattson Technology, Inc.*	5,788
198	Maxwell Technologies, Inc.*	2,734
189	Measurement Specialties, Inc.*	4,358
81	Mercury Computer Systems, Inc.*	1,030
927	Micrel, Inc.*	10,809
531	Micros Systems, Inc.*	29,609
1,017	Microsemi Corp.*	20,604
126	MicroStrategy, Inc.*	15,885
720	Microtune, Inc.*	3,190
486	Midway Games, Inc.*	3,281
1,494	Mindspeed Technologies, Inc.*	3,630
333	MIPS Technologies, Inc.*	3,104
378	Mobility Electronics, Inc.*	1,232
297	Monolithic Power Systems, Inc.*	3,769
306	MoSys, Inc.*	2,378
513	MPS Group, Inc.*	7,346
216	MTS Systems Corp.	8,160
117	Multi-Fineline Electronix, Inc.*	2,154
252	Neoware, Inc.*	2,969
144	Ness Technologies, Inc.*	2,000
684	Net 1 UEPS Technologies, Inc.*	18,304
450	Netgear, Inc.*	12,164
216	Netlogic Microsystems, Inc.*	5,387
288	Netscout Systems, Inc.*	2,485
81	Nextest Systems Corp.*	996
522	NIC, Inc.	2,761
396	Novatel Wireless, Inc.*	5,231
1,701	Nuance Communications, Inc.*	23,967
126	Omniture, Inc.*	1,959
720	Omnivision Technologies, Inc.*	9,331
1,926	ON Semiconductor Corp.*	18,913
306	Online Resources Corp.*	3,167
1,278	Openwave Systems, Inc.*	10,428
18	Oplink Communications, Inc.*	297
162	Opnet Technologies, Inc.*	2,294
1,107	Opsware, Inc.*	8,170
45	Optium Corp.*	1,035
45	Orbcomm, Inc.*	580
81	OSI Systems, Inc.*	2,025
54	OYO Geospace Corp.*	3,670
468	Packeteer, Inc.*	5,616
63	Palm, Inc.*	1,043
756	Parametric Technology Corp.*	14,417
27	Park Electrochemical Corp.	755
252	Parkervision, Inc.*	2,749
288	PDF Solutions, Inc.*	3,280
252	Perficient, Inc.*	4,896
189	Pericom Semiconductor Corp.*	1,913
135	Photon Dynamics, Inc.*	1,593
351	Plantronics, Inc.	7,181
621	Plexus Corp.*	10,184
342	PLX Technology, Inc.*	3,430
549	Polycom, Inc.*	17,513
405	Presstek, Inc.*	2,381
117	QAD, Inc.	979
225	Quality Systems, Inc.	9,209
639	Quest Software, Inc.*	10,428
378	Rackable Systems, Inc.*	6,581
351	Radiant Systems, Inc.*	4,212
90	Radisys Corp.*	1,415
243	Radyne Corp.*	2,377
522	RAE Systems, Inc.*	1,681
1,089	RealNetworks, Inc.*	8,886
108	Renaissance Learning, Inc.	1,458
2,169	RF Micro Devices, Inc.*	17,309

See accompanying notes to schedules of portfolio investments.

207	RightNow Technologies, Inc.*	3,451
198	Rofin-Sinar Technologies, Inc.*	11,908
234	Rogers Corp.*	11,328
45	Rudolph Technologies, Inc.*	734
1,107	Sapient Corp.*	6,908
297	SAVVIS, Inc.*	12,762
324	Scansource, Inc.*	8,962
36	Secure Computing Corp.*	309
36	Semitool, Inc.*	468
981	Semtech Corp.*	14,058
81	SI International, Inc.*	2,270
306	Sigma Designs, Inc.*	8,626
1,107	Silicon Image, Inc.*	9,753
450	Silicon Storage Technology, Inc.*	2,385
378	Sirenza Microdevices, Inc.*	2,930
693	Sirf Technology Holdings, Inc.*	19,813
468	Skyworks Solutions, Inc.*	3,089
324	Smith Micro Software, Inc.*	4,371
351	Sohu.com, Inc.*	8,094
351	Sonic Solutions, Inc.*	5,100
3,429	Sonus Networks, Inc.*	26,369
261	SPSS, Inc.*	9,023
522	SRA International, Inc., Class A*	12,371
45	Staktek Holdings, Inc.*	183
72	Standard Microsystems Corp.*	2,057
9	Startek, Inc.	92
135	Stratasys, Inc.*	4,952
135	Sunpower Corp., Class A*	5,846
162	Supertex, Inc.*	6,650
72	Sybase, Inc.*	1,799
396	SYKES Enterprises, Inc.*	6,352
108	Symmetricom, Inc.*	914
342	Synaptics, Inc.*	8,393
72	Synchronoss Technologies, Inc.*	1,297
117	Syntel, Inc.	4,198
54	Take-Two Interactive Software, Inc.*	961
432	Talx Corp.	14,701
54	Techwell, Inc.*	649
666	Tekelec*	8,298
531	Terremark Worldwide, Inc.*	4,216
630	Tessera Technologies, Inc.*	25,465
252	TheStreet.com, Inc.	2,810
702	THQ, Inc.*	22,611
369	TIBCO Software, Inc.*	3,339
81	TNS, Inc.*	1,359
504	Transaction Systems Architects, Inc.*	17,791
2,655	Transmeta Corp.*	1,912
1,728	Transwitch Corp.*	2,350
45	Travelzoo, Inc.*	1,512
774	Trident Microsystems, Inc.*	17,113
495	TTM Technologies, Inc.*	5,613
531	Tyler Technologies, Inc.*	7,238
324	Ultimate Software Group, Inc.*	8,631
279	Ultratech, Inc.*	3,694
207	Universal Display Corp.*	2,695
765	Utstarcom, Inc.*	7,069
891	VA Software Corp.*	3,840
1,305	Valueclick, Inc.*	34,583
666	Varian Semiconductor Equipment Associates, Inc.*	31,828
342	Vasco Data Security International*	6,016
378	Veeco Instruments, Inc.*	7,405
297	Viasat, Inc.*	10,146
126	Vignette Corp.*	2,248
189	Virage Logic Corp.*	1,546
252	Volterra Semiconductor Corp.*	3,548
567	WebEx Communications, Inc.*	24,625
207	webMethods, Inc.*	1,406
603	Websense, Inc.*	13,724
234	WebSideStory, Inc.*	2,972
1,026	Wind River Systems, Inc.*	10,670
459	Witness Systems, Inc.*	12,223
459	Wright Express Corp.*	13,072

See accompanying notes to schedules of portfolio investments.

153	X-Rite, Inc.	1,807
729	Zhone Technologies, Inc.*	846
585	Zoran Corp.*	9,635
		2,096,776
	Materials — 2.9%
72	A.M. Castle & Co.	2,074
90	AEP Industries, Inc.*	4,079
1,494	AK Steel Holding Corp.*	34,556
297	AMCOL International Corp.	8,420
243	American Vanguard Corp.	4,194
27	Arch Chemicals, Inc.	829
234	Balchem Corp.	3,465
171	Century Aluminum Co.*	7,786
117	Chaparral Steel Co.	5,830
198	Cleveland-Cliffs, Inc.	11,167
3,771	Coeur d’Alene Mines Corp.*	17,045
135	Deltic Timber Corp.	6,996
54	Georgia Gulf Corp.	1,036
1,026	Graphic Packaging Corp.*	4,925
324	Headwaters, Inc.*	7,637
1,620	Hecla Mining Co.*	12,474
837	Hercules, Inc.*	16,874
54	Innophos Holdings, Inc.	891
36	Kronos Worlwide, Inc.	1,229
378	MacDermid, Inc.	13,083
216	Myers Industries, Inc.	3,678
198	Neenah Paper, Inc.	7,346
234	NewMarket Corp.	10,270
72	NL Industries	790
18	NN, Inc.	213
90	Olin Corp.	1,557
270	Omnova Solutions, Inc.*	1,642
144	Pioneer Cos., Inc.*	4,464
108	Quanex Corp.	4,222
126	Royal Gold, Inc.	4,171
306	RTI International Metals, Inc.*	26,402
189	Silgan Holdings, Inc.	9,301
459	Stillwater Mining Co.*	5,843
459	Symyx Technologies*	7,670
54	Texas Industries, Inc.	4,277
369	U.S. Concrete, Inc.*	3,225
441	W.R. Grace & Co.*	10,866
36	Wausau Paper Corp.	521
234	Zoltek Cos., Inc.*	6,917
		277,965
	Telecommunication Services — 1.2%
81	Atlantic Tele-Network, Inc.	2,284
225	Cbeyond, Inc.*	6,991
306	Centennial Communications Corp.*	2,411
162	Commonwealth Telephone Enterprises, Inc.	6,921
2,016	Dobson Communications Corp.*	17,902
99	Eschelon Telecom, Inc.*	2,359
1,602	FiberTower Corp.*	8,539
423	General Communication, Inc., Class A*	6,273
99	Globalstar, Inc.*	1,158
225	iPCS, Inc.*	11,531
324	InPhonic, Inc.*	4,027
207	North Pittsburgh Systems, Inc.	4,484
171	NTELOS Holdings Corp.*	3,193
18	Shenandoah Telecom Co.	793
279	Syniverse Holdings, Inc.*	3,153
1,512	Time Warner Telecom, Inc., Class A*	33,279
243	Vonage Holdings Corp.*	1,264
288	Wireless Facilities, Inc.*	622
		117,184
	Utilities — 0.1%
207	ITC Holdings Corp.	9,089
108	Ormat Technologies, Inc.	4,196
		13,285
	Total Common Stock
	Cost ($9,087,120)	8,731,894

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 10.2%
$352,533	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $352,585**	352,533

634,871	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $634,964***	634,871

	Total Repurchase Agreements
	(Cost $987,404)	987,404

	Total Investments — 100.4%
	(Cost $10,074,524)	9,719,298
	Liabilities in excess of other assets — (0.4)%	(43,634)
	Net Assets — 100.0%	$9,675,664

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $359,573. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $666,620. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of Febuary 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,162
Aggregate gross unrealized depreciation	(400,388)
Net unrealized depreciation	$(355,226)

Federal income tax cost of investments	$10,074,524

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreement as of Febuary 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 03/27/07	$10,643,898	$(8,971)

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.5%
	Chemicals — 46.1%
4,256	Air Products & Chemicals, Inc.	$318,434
1,376	Airgas, Inc.	56,787
768	Albemarle Corp.	62,861
1,152	Ashland, Inc.	75,548
1,152	Cabot Corp.	51,517
2,816	Celanese Corp., Class A	80,481
4,928	Chemtura Corp.	56,573
800	Cytec Industries, Inc.	47,056
19,744	Dow Chemical Co. (The)	864,787
1,664	Eastman Chemical Co.	98,376
3,712	Ecolab, Inc.	157,018
18,816	El Du Pont de Nemours & Co.	954,912
864	Ferro Corp.	18,317
736	FMC Corp.	54,148
704	Georgia Gulf Corp.	13,503
1,216	HB Fuller Co.	30,364
2,304	Hercules, Inc.*	46,449
1,856	Huntsman Corp.*	37,955
1,696	International Flavors & Fragrances, Inc.	79,373
1,408	Lubrizol Corp.	73,216
4,576	Lyondell Chemical Co.	145,791
512	MacDermid, Inc.	17,720
384	Minerals Technologies, Inc.	23,766
11,072	Monsanto Co.	583,384
3,008	Mosaic Co. (The)*	76,523
1,504	Olin Corp.	26,019
608	OM Group, Inc.*	30,807
3,392	PPG Industries, Inc.	224,720
6,656	Praxair, Inc.	410,609
2,880	Rohm & Haas Co.	152,237
2,432	RPM International, Inc.	56,909
480	Schulman, Inc. Class A	10,123
960	Sensient Technologies Corp.	23,510
2,304	Sigma-Aldrich Corp.	94,464
1,920	Valspar Corp.	52,051
		5,106,308
	Commercial Services & Supplies — 1.2%
1,984	Avery Dennison Corp.	131,857

	Construction Materials — 0.2%
864	Headwaters, Inc.*	20,364

	Industrial Conglomerates — 0.1%
576	Tredegar Corp.	12,851

	Life Sciences Tools & Services — 0.1%
544	Cambrex Corp.	12,545

	Metals & Mining — 29.5%
2,240	AK Steel Holding Corp.*	51,811
17,824	Alcoa, Inc.	595,500
1,920	Allegheny Technologies, Inc.	196,704
512	Carpenter Technology Corp.	60,698
864	Chaparral Steel Co.	43,053
832	Cleveland-Cliffs, Inc.	46,925
5,696	Coeur d’Alene Mines Corp.*	25,746
2,464	Commercial Metals Co.	67,858
4,032	Freeport-McMoRan Copper & Gold, Inc., Class B	231,477
224	Kaiser Aluminum Corp.	15,160
2,048	Meridian Gold, Inc.*	56,197
9,216	Newmont Mining Corp.	415,365
5,600	Nucor Corp.	340,872
4,160	Phelps Dodge Corp.	519,626
1,280	Reliance Steel & Aluminum Co.	58,445
480	RTI International Metals, Inc.*	41,414
480	Ryerson, Inc.	16,512
1,504	Southern Copper Corp.	105,882
1,888	Steel Dynamics, Inc.	71,253
896	Stillwater Mining Co.*	11,406
1,632	Titanium Metals Corp.*	56,957
2,432	United States Steel Corp.	215,524

See accompanying notes to schedules of portfolio investments.

1,472	Worthington Industries, Inc.	29,322
		3,273,707
	Oil, Gas & Consumable Fuels — 5.1%
1,088	Alpha Natural Resources, Inc.*	15,700
2,912	Arch Coal, Inc.	90,680
3,744	Consol Energy, Inc.	133,548
928	Foundation Coal Holdings, Inc.	30,550
2,464	International Coal Group, Inc.*	12,591
1,536	Massey Energy Co.	37,263
5,408	Peabody Energy Corp.	218,483
1,792	USEC, Inc.*	25,411
		564,226
	Paper & Forest Products — 7.2%
1,152	Bowater, Inc.	27,855
9,312	International Paper Co.	335,325
288	Neenah Paper, Inc.	10,685
992	Wausau Paper Corp.	14,354
4,832	Weyerhaeuser Co.	414,924
		803,143
	Total Common Stock (Cost $9,675,772)	9,925,001

Principal Amount
	Repurchase Agreements — 9.7%
$382,697	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $382,753**	382,697

689,192	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $689,293***	689,192

	Total Repurchase Agreements
	(Cost $1,071,889)	1,071,889

	Total Investments
	(Cost $10,747,661) — 99.2%	10,996,890
	Other assets less liabilities — 0.8%	84,410
	Net Assets — 100.0%	$11,081,300

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $390,339. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $723,658. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$332,452
Aggregate gross unrealized depreciation	(83,223)
Net unrealized appreciation	$249,229

Federal income tax cost of investments	$10,747,661

Swap Agreements

Ultra Basic Materials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 03/27/07	$12,252,396	$74,162

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.8%
	Auto Components — 2.5%
310	American Axle & Manufacturing Holdings, Inc.	$7,604
465	ArvinMeritor, Inc.	8,491
403	BorgWarner, Inc.	29,677
434	Cooper Tire & Rubber Co.	6,397
992	Gentex Corp.	16,576
1,085	Goodyear Tire & Rubber Co. (The) *	26,713
1,364	Johnson Controls, Inc.	127,943
465	Lear Corp.*	17,168
217	Modine Manufacturing Co.	5,353
155	Superior Industries International	3,325
899	Visteon Corp.*	7,669
		256,916
	Automobiles — 3.5%
434	Fleetwood Enterprises, Inc.*	4,023
12,741	Ford Motor Co.	100,909
3,441	General Motors Corp.	109,837
1,829	Harley-Davidson, Inc.	120,531
186	Monaco Coach Corp.	2,996
279	Thor Industries, Inc.	11,673
217	Winnebago Industries	7,057
		357,026
	Beverages — 18.4%
5,084	Anheuser-Busch Cos., Inc.	249,523
310	Brown-Forman Corp., Class B	20,305
15,097	Coca-Cola Co. (The)	704,728
1,953	Coca-Cola Enterprises, Inc.	39,236
1,457	Constellation Brands, Inc., Class A*	34,181
496	Hansen Natural Corp.*	17,360
527	Molson Coors Brewing Co., Class B	44,500
930	Pepsi Bottling Group, Inc.	28,830
465	PepsiAmericas, Inc.	9,909
11,625	PepsiCo, Inc.	734,119
		1,882,691
	Biotechnology — NM
217	Martek Biosciences Corp.*	4,909

	Chemicals — 0.1%
310	Scotts Miracle-Gro Co. (The), Class A	13,674

	Commercial Services & Supplies — 0.9%
341	ACCO Brands Corp.*	7,427
961	Cintas Corp.	38,805
155	G&K Services, Inc., Class A	5,826
465	Herman Miller, Inc.	17,889
279	HNI Corp.	13,950
372	Interface, Inc., Class A*	5,885
434	Steelcase, Inc.	8,428
		98,210
	Distributors — 0.6%
1,209	Genuine Parts Co.	58,878

	Diversified Consumer Services — 0.1%
310	Weight Watchers International, Inc.	14,648

	Food Products — 11.9%
4,185	Archer-Daniels-Midland Co.	143,880
837	Bunge Ltd.	66,424
1,674	Campbell Soup Co.	68,349
310	Chiquita Brands International, Inc.	4,495
3,565	ConAgra Foods, Inc.	89,945
527	Corn Products International, Inc.	16,848
930	Dean Foods Co.*	41,887
1,395	Del Monte Foods Co.	16,043

See accompanying notes to schedules of portfolio investments.

403	Flowers Foods, Inc.	11,844
2,418	General Mills, Inc.	136,279
2,201	H.J. Heinz Co.	100,960
279	Hain Celestial Group, Inc.*	8,094
1,116	Hershey Co. (The)	59,014
527	Hormel Foods Corp.	19,236
403	JM Smucker Co. (The)	19,989
1,736	Kellogg Co.	86,661
1,457	Kraft Foods, Inc.	46,507
186	Lancaster Colony Corp.	7,877
775	McCormick & Co., Inc. (Non-Voting)	29,675
186	Ralcorp Holdings, Inc.*	10,792
5,239	Sara Lee Corp.	86,234
775	Smithfield Foods, Inc.*	22,638
155	Tootsie Roll Industries, Inc.	4,684
217	TreeHouse Foods, Inc.*	6,260
1,736	Tyson Foods, Inc., Class A	31,682
1,519	WM. Wrigley Jr. Co.	75,646
		1,211,943
	Household Durables — 7.1%
248	Beazer Homes USA, Inc.	9,786
465	Black & Decker Corp.	39,186
186	Blyth, Inc.	3,813
837	Centex Corp.	38,803
527	Champion Enterprises, Inc.*	4,179
1,922	DR Horton, Inc.	48,761
217	Ethan Allen Interiors, Inc.	7,999
310	Furniture Brands International, Inc.	4,972
806	Garmin Ltd.	44,137
465	Harman International Industries, Inc.	46,109
248	Hovnanian Enterprises, Inc., Class A*	7,713
465	Jarden Corp.*	17,033
558	KB Home	27,677
372	La-Z-Boy, Inc.	5,119
1,240	Leggett & Platt, Inc.	29,537
868	Lennar Corp., Class A	42,740
62	Lennar Corp., Class B	2,846
248	MDC Holdings, Inc.	12,663
155	Meritage Homes Corp.*	6,006
372	Mohawk Industries, Inc.*	32,557
1,922	Newell Rubbermaid, Inc.	58,852
31	NVR, Inc.*	20,987
1,488	Pulte Homes, Inc.	43,985
310	Ryland Group, Inc.	14,933
372	Snap-On, Inc.	18,637
465	Standard-Pacific Corp.	11,871
558	Stanley Works (The)	31,008
806	Toll Brothers, Inc.*	24,067
434	Tupperware Brands Corp.	10,160
186	WCI Communities, Inc.*	3,873
558	Whirlpool Corp.	49,221
		719,230
	Household Products — 19.6%
465	Church & Dwight Co., Inc.	22,297
1,054	Clorox Co.	66,781
3,627	Colgate-Palmolive Co.	244,315
372	Energizer Holdings, Inc.*	31,962
3,224	Kimberly-Clark Corp.	219,587
22,258	Procter & Gamble Co.	1,413,160
279	Spectrum Brands, Inc.*	2,463
124	WD-40 Co.	3,956
		2,004,521
	Internet & Catalog Retail — 0.1%
248	NutriSystem, Inc.*	11,197

See accompanying notes to schedules of portfolio investments.

	Leisure Equipment & Products — 2.1%
651	Brunswick Corp.	21,255
465	Callaway Golf Co.	7,022
2,015	Eastman Kodak Co.	48,118
992	Hasbro, Inc.	28,064
186	Jakks Pacific, Inc.*	4,559
2,635	Mattel, Inc.	68,537
217	Nautilus, Inc.	3,743
186	Oakley, Inc.	3,902
279	Polaris Industries, Inc.	13,361
341	Pool Corp.	11,969
		210,530
	Machinery — 0.1%
341	Briggs & Stratton Corp.	9,971

	Personal Products — 2.0%
589	Alberto-Culver Co.	13,047
3,100	Avon Products, Inc.	113,646
806	Estee Lauder Cos., Inc. (The)	38,591
279	Herbalife Ltd.*	10,504
434	NBTY, Inc.*	21,127
372	Nu Skin Enterprises, Inc., Class A	6,313
		203,228
	Media — 0.1%
465	Marvel Entertainment, Inc.*	12,922

	Software — 1.6%
1,953	Activison, Inc.*	32,654
2,139	Electronic Arts, Inc.*	107,849
496	Take-Two Interactive Software, Inc.*	8,829
434	THQ, Inc.*	13,979
		163,311
	Specialty Retail — 0.1%
372	Select Comfort Corp.*	6,893

	Textiles, Apparel & Luxury Goods — 5.0%
341	Carter’s, Inc.*	8,194
2,573	Coach, Inc.*	121,446
248	CROCS, Inc.*	12,083
341	Fossil, Inc.*	9,180
682	Hanesbrands, Inc.*	19,512
775	Jones Apparel Group, Inc.	25,513
155	Kellwood Co.	4,887
713	Liz Claiborne, Inc.	32,085
1,209	Nike, Inc., Class B	126,304
372	Phillips-Van Heusen	20,401
434	Polo Ralph Lauren Corp.	37,749
868	Quiksilver, Inc.*	12,100
248	Stride Rite Corp.	4,005
341	Timberland Co., Class A*	9,248
186	Under Armour, Inc., Class A*	8,547
620	VF Corp.	49,482
403	Wolverine World Wide, Inc.	11,183
		511,919
	Tobacco — 14.0%
14,508	Altria Group, Inc.	1,222,734
744	Loews Corp.- Carolina Group	53,590
1,209	Reynolds American, Inc.	73,809
186	Universal Corp.	9,797
1,147	UST, Inc.	66,595
		1,426,525

	Total Common Stock (Cost $9,289,396)	9,179,142

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements – 9.1%
$332,989	Bank of America Corp. 5.35%. Dated 02/28/07, Due 03/01/07, total to be received $333,037**	332,989

599,673	UBS Warburg LLC. 5.35%, dated 2/28/07, Due 03/01/07, total to be received $599,761***	599,673

	Total Repurchase Agreements (Cost $932,662)	932,662

	Total Investments (Cost $10,222,058) — 98.9%	10,111,804
	Other Assets Less Liabilities — 1.1%	110,411
	Net Assets — 100.0%	$10,222,215

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $339,637. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $629,662. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,494
Aggregate gross unrealized depreciation	(221,748)
Net unrealized depreciation	$(110,254)

Federal income tax cost of investments	$10,222,058

Swap Agreements

Ultra Consumer Goods had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 3/27/07	$11,153,195	$108,754

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.4%
	Airlines — 1.7%
434	Airtran Holdings, Inc.*	$4,522
186	Alaska Air Group, Inc.*	7,626
961	AMR Corp.*	32,760
434	Continental Airlines, Inc., Class B*	17,186
806	JetBlue Airways Corp.*	9,922
310	Skywest, Inc.	7,921
3,844	Southwest Airlines Co.	58,160
310	U.S. Airways Group, Inc.*	16,210
465	UAL Corp.*	18,595
		172,902
	Commercial Services & Supplies — 0.5%
403	Adesa, Inc.	11,083
341	Copart, Inc.*	10,042
310	Dun & Bradstreet Corp.*	27,367
		48,492
	Computers & Peripherals — 0.1%
217	Avid Technology, Inc.*	7,248

	Diversified Consumer Services — 1.9%
682	Apollo Group, Inc., Class A*	32,252
465	Career Education Corp.*	13,755
434	Corinthian Colleges, Inc.*	6,054
310	DeVry, Inc.	8,568
1,457	H&R Block, Inc.	31,733
217	ITT Educational Services, Inc.*	17,356
217	Laureate Education, Inc.*	12,951
155	Matthews International Corp., Class A	6,202
62	Pre-Paid Legal Services, Inc.*	2,566
217	Regis Corp.	9,131
1,457	Service Corp. International	17,091
1,395	ServiceMaster Co. (The)	19,056
310	Sotheby’s	11,272
465	Stewart Enterprises, Inc., Class A	3,678
62	Strayer Education, Inc.	7,309
		198,974
	Food & Staples Retailing — 14.4%
310	BJ’s Wholesale Club, Inc.*	10,007
248	Casey’s General Stores, Inc.	6,202
2,232	Costco Wholesale Corp.	124,746
3,968	CVS Corp.	124,635
3,317	Kroger Co. (The)	85,147
155	Longs Drug Stores Corp.	7,139
124	Pantry, Inc. (The)*	5,847
155	Performance Food Group Co.*	4,568
2,573	Rite Aid Corp.*	15,361
2,170	Safeway, Inc.	75,017
992	Supervalu, Inc.	36,664
3,038	Sysco Corp.	100,132
186	United Natural Foods, Inc.*	5,539
12,617	Wal-Mart Stores, Inc.	609,401
4,929	Walgreen Co.	220,376
682	Whole Foods Market, Inc.	32,579
124	Wild Oats Markets, Inc.*	2,280
		1,465,640
	Health Care Providers & Services — 3.1%
992	AmerisourceBergen Corp.	52,249
1,984	Cardinal Health, Inc.	139,059
124	Chemed Corp.	5,740
1,457	McKesson Corp.	81,242
589	Omnicare, Inc.	24,467
403	VCA Antech, Inc.*	14,794
		317,551
	Hotels, Restaurants & Leisure — 13.7%
372	Applebee’s International, Inc.	9,508
248	Bally Technologies, Inc.*	5,419
186	Bob Evans Farms, Inc.	6,726
279	Boyd Gaming Corp.	13,077
620	Brinker International, Inc.	21,086
2,046	Carnival Corp.	94,975
124	CBRL Group, Inc.	5,786
155	CEC Entertainment, Inc.*	6,609
372	Cheesecake Factory (The)*	10,152
186	Choice Hotels International, Inc.	6,973

See accompanying notes to schedules of portfolio investments.

651	Darden Restaurants, Inc.	26,665
186	Gaylord Entertainment Co.*	10,038
899	Harrah’s Entertainment, Inc.	75,957
1,767	Hilton Hotels Corp.	62,375
62	Ihop Corp.	3,455
1,643	International Game Technology	67,774
155	International Speedway Corp., Class A	8,246
186	Jack in the Box, Inc.*	12,711
279	Krispy Kreme Doughnuts, Inc.*	2,837
527	Las Vegas Sands Corp.*	45,470
155	Life Time Fitness, Inc.*	7,409
1,674	Marriott International, Inc., Class A	80,201
5,983	McDonald’s Corp.	261,577
589	MGM Mirage*	41,831
217	Orient-Express Hotels Ltd.	11,204
341	OSI Restaurant Partners, Inc.	13,640
124	P.F. Chang’s China Bistro, Inc.*	5,418
155	Panera Bread Co., Class A*	9,491
124	Papa John’s International, Inc.*	3,662
372	Penn National Gaming, Inc.*	17,346
279	Pinnacle Entertainment, Inc.*	9,023
651	Royal Caribbean Cruises Ltd.	26,385
279	Ruby Tuesday, Inc.	8,175
341	Scientific Games Corp.*	11,151
372	Six Flags, Inc.*	2,303
341	Sonic Corp.*	7,389
3,751	Starbucks Corp.*	115,906
1,023	Starwood Hotels & Resorts Worldwide, Inc.	67,313
217	Station Casinos, Inc.	18,723
155	Triarc Cos., Inc., Class B	2,795
155	Vail Resorts, Inc.*	8,054
465	Wendy’s International, Inc.	14,922
124	WMS Industries, Inc.*	4,641
992	Wyndham Worldwide Corp.*	34,918
372	Wynn Resorts Ltd.	36,463
1,302	Yum! Brands, Inc.	75,438
		1,391,217
	Household Durables — 0.1%
279	American Greetings Corp., Class A	6,534

	Internet & Catalog Retail — 2.1%
1,457	Amazon.Com, Inc.*	57,027
1,209	Expedia, Inc.*	25,703
992	IAC/InterActiveCorp.*	38,886
3,069	Liberty Media Corp. - Interactive, Class A*	72,336
279	NetFlix, Inc.*	6,286
186	Priceline.com, Inc.*	9,748
155	Value Vision Media, Inc., Class A*	1,939
		211,925
	Internet Software & Services — 1.9%
341	aQuantive, Inc.*	8,641
682	CNET Networks, Inc.*	5,988
5,084	eBay, Inc.*	162,993
465	Valueclick, Inc.*	12,323
		189,945
	IT Services — 0.2%
651	Sabre Holdings Corp., Class A	21,047

See accompanying notes to schedules of portfolio investments.

	Media — 26.1%
155	Advo, Inc.	5,112
155	Arbitron, Inc.	6,946
434	Belo Corp., Class A	8,090
1,085	Cablevision Systems Corp. Class A	31,964
186	Catalina Marketing Corp.	5,822
93	CBS Corp., Class A	2,832
3,286	CBS Corp., Class B	99,730
2,201	Charter Communications, Inc., Class A*	6,625
2,201	Clear Channel Communications, Inc.	79,632
9,207	Comcast Corp., Class A*	236,804
5,162	Comcast Corp., Special Class A*	131,360
155	Cox Radio, Inc., Class A*	2,241
124	CTC Media, Inc.*	2,616
155	Cumulus Media, Inc., Class A*	1,524
3,937	DIRECTV Group, Inc. (The)*	88,819
1,302	Discovery Holding Co., Class A*	20,910
248	Dow Jones & Co., Inc.	8,943
279	DreamWorks Animation SKG, Inc., Class A*	7,480
992	EchoStar Communications Corp., Class A*	40,275
155	Emmis Communications Corp., Class A	1,274
155	Entercom Communications Corp., Class A	4,431
403	EW Scripps Co., Class A	18,276
1,147	Gannett Co., Inc.	70,265
1,209	Gemstar-TV Guide International, Inc.*	4,896
217	Getty Images, Inc.*	11,382
248	Harte-Hanks, Inc.	6,808
713	Idearc, Inc.*	24,242
2,139	Interpublic Group of Cos., Inc.*	26,930
186	John Wiley & Sons, Inc. Class A	7,163
372	Lamar Advertising Co., Class A*	23,827
186	Lee Enterprises, Inc.	5,926
961	Liberty Global, Inc. Class A*	27,667
961	Liberty Global, Inc., Class C*	26,197
651	Liberty Media Corp. - Capital, Class A*	70,230
279	Live Nation, Inc.*	6,456
279	McClatchy Co., Class A	10,440
1,705	McGraw-Hill Cos., Inc. (The)	110,160
93	Media General, Inc., Class A	3,817
186	Meredith Corp.	10,875
713	New York Times Co., Class A	17,632
9,083	News Corp., Class A	204,640
2,542	News Corp., Class B	60,601
837	Omnicom Group, Inc.	86,722
341	R.H. Donnelley Corp.	24,399
341	Radio One, Inc., Class D*	2,401
465	Reader’s Digest Association, Inc. (The)	7,891
155	Scholastic Corp.*	5,392
217	Sinclair Broadcast Group, Inc., Class A	3,101
6,200	Sirius Satellite Radio, Inc.*	22,630
248	Sun-Times Media Group, Inc.	990
19,406	Time Warner, Inc.	394,912
682	Tribune Co.	20,480
1,147	Univision Communications, Inc., Class A*	41,292
217	Valassis Communications, Inc.*	3,611
93	Viacom, Inc., Class A*	3,679
3,007	Viacom, Inc., Class B*	117,393
9,455	Walt Disney Co. (The)*	323,928
217	Warner Music Group Corp.	4,327
31	Washington Post Co. (The), Class B	23,746
341	Westwood One, Inc.	2,329
1,457	XM Satellite Radio Holdings, Inc., Class A*	20,923
		2,652,006
	Multiline Retail — 7.6%
248	99 Cents Only Stores*	3,703
527	Big Lots, Inc.*	13,191
310	Dillard’s, Inc., Class A	10,354
1,519	Dollar General Corp.	25,641
496	Dollar Tree Stores, Inc.*	16,919
713	Family Dollar Stores, Inc.	20,656
2,666	Federated Department Stores, Inc.	119,064
186	Fred’s, Inc.	2,544
961	JC Penney Co., Inc.	77,947
1,426	Kohl’s Corp.*	98,380
1,054	Nordstrom, Inc.	55,957
589	Saks, Inc.	11,379
465	Sears Holdings Corp.*	83,816
3,782	Target Corp.	232,706
155	Tuesday Morning Corp.	2,440
		774,697

See accompanying notes to schedules of portfolio investments.

	Road & Rail — 0.3%
496	Avis Budget Group, Inc.*	13,189
403	Laidlaw International, Inc.	13,775
		26,964
	Software — 0.2%
186	Factset Research Systems, Inc.	11,320
465	NAVTEQ Corp.*	14,861
		26,181
	Specialty Retail — 16.5%
434	Abercrombie & Fitch Co.	33,926
527	Advance Auto Parts, Inc.	19,842
248	Aeropostale, Inc.*	9,087
930	American Eagle Outfitters	28,877
341	AnnTaylor Stores Corp.*	12,102
744	Autonation, Inc.*	16,338
248	Autozone, Inc.*	31,072
248	Barnes & Noble, Inc.	10,153
1,364	Bed Bath & Beyond, Inc.*	54,410
1,953	Best Buy Co., Inc.	90,756
527	Blockbuster, Inc., Class A*	3,499
310	Borders Group, Inc.	6,628
527	Carmax, Inc.*	27,773
155	Cato Corp. (The), Class A	3,388
589	Charming Shoppes, Inc.*	7,345
868	Chico’s FAS, Inc.*	19,469
124	Childrens Place Retail Stores, Inc. (The)*	6,753
186	Christopher & Banks Corp.	3,454
837	Circuit City Stores, Inc.	15,928
434	Claire’s Stores, Inc.	13,949
279	Coldwater Creek, Inc.*	5,134
186	Dick’s Sporting Goods, Inc.*	9,735
217	Dress Barn, Inc.*	4,561
775	Foot Locker, Inc.	17,608
310	GameStop Corp., Class A*	16,250
2,914	Gap, Inc. (The)	55,920
124	Genesco, Inc.*	4,960
93	Group 1 Automotive, Inc.	4,303
155	Guess?, Inc.*	12,629
155	Guitar Center, Inc.*	6,791
155	Gymboree Corp.*	5,842
10,106	Home Depot, Inc.	400,198
217	HOT Topic, Inc.*	2,313
155	J. Crew Group, Inc.*	5,586
7,471	Lowe’s Cos., Inc.	243,256
1,643	Limited Brands, Inc.	45,478
248	Men’s Wearhouse, Inc.	10,981
558	O’Reilly Automotive, Inc.*	19,212
1,364	Office Depot, Inc.*	45,503
372	OfficeMax, Inc.	19,307
341	Pacific Sunwear Of California *	6,138
310	Payless Shoesource, Inc.*	9,579
217	PEP Boys - Manny, Moe & Jack	3,288
682	PetSmart, Inc.	20,671
403	Pier 1 Imports, Inc.	2,736
651	RadioShack Corp.	16,255
341	Rent-A-Center, Inc.*	9,657
682	Ross Stores, Inc.	22,349
403	Sally Beauty Co., Inc.*	3,647
3,565	Staples, Inc.	92,761
124	Stein Mart, Inc.	1,802
124	Talbots, Inc.	3,130
682	Tiffany & Co.	29,694
2,201	TJX Cos., Inc.	60,528
155	Tractor Supply Co.*	7,931
155	Tween Brands, Inc.*	5,557
589	Urban Outfitters, Inc.*	14,619
434	Williams-Sonoma, Inc.	14,651
248	Zale Corp.*	6,387
		1,681,696
	Total Common Stock (Cost $9,323,681)	9,193,019

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 9.0%
$326,401	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $326,449 **	326,401

587,810	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $587,896 ***	587,810

	Total Repurchase Agreements (Cost $914,211)	914,211

	Total Investments — 99.4% (Cost $10,237,892)	10,107,230
	Other assets less liabilities — 0.6%	57,871
	Net Assets — 100.0%	$10,165,101

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-Income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $332,919. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $617,206. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,195
Aggregate gross unrealized depreciation	(254,857)
Net unrealized depreciation	$(130,662)

Federal income tax cost of investments	$10,237,892

Swap Agreements

Ultra Consumer Services had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 03/27/07	$11,170,597	$60,937

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.9%
	Capital Markets — 13.7%
138	Affiliated Managers Group, Inc.*	$15,663
322	AG Edwards, Inc.	20,676
874	Ameriprise Financial, Inc.	51,094
3,082	Bank of New York Co., Inc. (The)	125,191
460	Bear Stearns Cos., Inc. (The)	70,030
46	BlackRock, Inc./NY	7,316
4,232	Charles Schwab Corp. (The)	78,207
1,748	E*Trade Financial Corp.*	40,361
506	Eaton Vance Corp.	17,553
414	Federated Investors, Inc., Class B	14,809
690	Franklin Resources, Inc.	80,999
1,518	Goldman Sachs Group, Inc. (The)	306,029
184	Investment Technology Group, Inc.*	7,531
276	Investors Financial Services Corp.	16,157
828	Janus Capital Group, Inc.	17,595
414	Jeffries Group, Inc.	11,199
414	Knight Capital Group, Inc., Class A*	6,545
230	LaBranche & Co., Inc.*	1,994
230	Lazard Ltd., Class A	11,843
552	Legg Mason, Inc.	56,712
2,162	Lehman Brothers Holdings, Inc.	158,475
1,702	Mellon Financial Corp.	73,918
3,634	Merrill Lynch & Co., Inc.	304,093
3,956	Morgan Stanley	296,384
782	Northern Trust Corp.	47,155
322	Nuveen Investments, Inc., Class A	15,678
92	Piper Jaffray Cos.*	5,990
368	Raymond James Financial, Inc.	11,077
276	SEI Investments Co.	16,684
1,380	State Street Corp.	90,404
92	SWS Group, Inc.	2,425
1,104	T. Rowe Price Group, Inc.	51,402
1,012	TD Ameritrade Holding Corp.*	16,192
368	Waddell & Reed Financial, Inc.	8,972
		2,056,353
	Commercial Banks — 16.7%
92	Alabama National Bancorp	6,674
92	Amcore Financial, Inc.	3,009
506	Associated Banc-Corp.	17,497
322	Bancorpsouth, Inc.	8,018
184	Bank of Hawaii Corp.	9,516
2,208	BB&T Corp.	93,796
92	BOK Financial Corp.	4,612
184	Cathay General Bancorp	6,243
184	Chittenden Corp.	5,629
322	Citizens Banking Corp.	7,309
184	City National Corp.	13,281
644	Colonial BancGroup, Inc. (The)	16,635
644	Comerica, Inc.	38,891
782	Commerce Bancorp, Inc.	26,134
276	Commerce Bancshares, Inc.	13,648
552	Compass Bancshares, Inc.	38,094
230	Cullen/Frost Bankers, Inc.	12,438
230	East West Bancorp, Inc.	8,572
1,932	Fifth Third Bancorp	77,821
322	First Bancorp	3,845
92	First Community Bancorp, Inc.	4,994
506	First Horizon National Corp.	21,834
184	First Midwest Bancorp, Inc.	6,922
322	FirstMerit Corp.	6,907
230	FNB Corp.	3,947
184	Frontier Financial Corp.	4,813
736	Fulton Financial Corp.	11,312
230	Greater Bay Bancorp	6,164
92	Hancock Holding Co.	4,100

See accompanying notes to schedules of portfolio investments.

920	Huntington Bancshares, Inc.	21,298
184	International Bancshares Corp.	5,369
1,656	Keycorp	62,497
322	M&T Bank Corp.	38,614
1,012	Marshall & Ilsley Corp.	48,100
506	Mercantile Bankshares Corp.	23,823
2,484	National City Corp.	94,019
230	Old National Bancorp	4,195
184	Pacific Capital Bancorp	5,796
46	Park National Corp.	4,290
1,196	PNC Financial Services Group, Inc.	87,679
1,058	Popular, Inc.	18,526
138	Provident Bankshares Corp.	4,735
3,036	Regions Financial Corp.	108,750
460	Sky Financial Group, Inc.	12,931
322	South Financial Group, Inc. (The)	8,623
276	Sterling Bancshares, Inc.	3,191
1,472	SunTrust Banks, Inc.	124,104
230	Susquehanna Bancshares, Inc.	5,580
138	SVB Financial Group*	6,665
1,104	Synovus Financial Corp.	35,737
506	TCF Financial Corp.	13,379
414	TD Banknorth, Inc.	13,294
230	Trustmark Corp.	6,578
368	UCBH Holdings, Inc.	7,014
230	Umpqua Holdings Corp.	6,212
230	UnionBanCal Corp.	14,069
184	United Bankshares, Inc.	6,545
184	United Community Banks, Inc.	6,011
7,222	US Bancorp	257,537
460	Valley National Bancorp	11,583
552	W Holding Co., Inc.	2,948
7,866	Wachovia Corp.	435,540
13,018	Wells Fargo & Co.	451,725
138	Westamerica Bancorporation	6,776
276	Whitney Holding Corp.	8,755
276	Wilmington Trust Corp.	11,766
92	Wintrust Financial Corp.	4,217
414	Zions Bancorporation	35,347
		2,506,473
	Commercial Services & Supplies — 0.2%
368	Covanta Holding Corp.*	8,368
506	Equifax, Inc.	19,593
		27,961
	Consumer Finance — 3.2%
4,416	American Express Co.	251,138
460	AmeriCredit Corp.*	11,233
1,702	Capital One Financial Corp.	131,190
138	CompuCredit Corp.*	4,285
230	First Marblehead Corp. (The)	10,382
1,702	SLM Corp.	72,539
		480,767
	Diversified Financial Services — 19.7%
18,538	Bank of America Corp.	943,028
138	Chicago Mercantile Exchange Holdings, Inc.	74,400
828	CIT Group, Inc.	46,757
20,470	Citigroup, Inc.	1,031,688
276	IntercontinentalExchange, Inc.*	41,635
138	International Securities Exchange Holdings, Inc.	6,382
14,306	JPMorgan Chase & Co.	706,716
966	Moody’s Corp.	62,520
414	Nasdaq Stock Market, Inc. (The)*	12,391
230	NYSE Group, Inc.*	19,527
		2,945,044

See accompanying notes to schedules of portfolio investments.

	Insurance — 19.1%
1,334	ACE Ltd.	74,917
2,070	Aflac, Inc.	97,704
46	Alleghany Corp.*	17,969
2,576	Allstate Corp. (The)	154,715
414	AMBAC Financial Group, Inc.	36,283
276	American Financial Group, Inc.	9,660
9,384	American International Group, Inc.	629,666
46	American National Insurance	5,854
1,104	AON Corp.	41,566
184	Arch Capital Group Ltd.*	11,866
414	Arthur J. Gallagher & Co.	11,853
230	Aspen Insurance Holdings Ltd.	6,095
414	Assurant, Inc.	22,128
184	Assured Guaranty Ltd.	5,207
598	Axis Capital Holdings Ltd.	20,218
460	Brown & Brown, Inc.	12,949
1,702	Chubb Corp.	86,887
644	Cincinnati Financial Corp.	27,834
230	Commerce Group, Inc.	6,594
644	Conseco, Inc.*	12,848
184	Delphi Financial Group	7,229
230	Endurance Specialty Holdings Ltd.	8,156
230	Erie Indemnity Co., Class A	12,399
276	Everest Re. Group Ltd.	26,830
368	First American Corp.	17,351
1,886	Genworth Financial, Inc.	66,708
230	Hanover Insurance Group, Inc. (The)	10,803
1,288	Hartford Financial Services Group, Inc.	121,793
460	HCC Insurance Holdings, Inc.	14,421
138	Hilb, Rogal & Hobbs Co.	6,251
184	Horace Mann Educators Corp.	3,724
276	IPC Holdings Ltd.	8,021
1,150	Lincoln National Corp.	78,372
1,932	Loews Corp.	83,926
46	Markel Corp.*	22,027
2,254	Marsh & McLennan Cos., Inc.	66,313
552	MBIA, Inc.	36,691
92	Mercury General Corp.	4,904
1,886	MetLife, Inc.	119,101
414	Montpelier Re Holdings Ltd.	7,208
138	National Financial Partners Corp.	6,370
230	Nationwide Financial Services	12,328
276	Ohio Casualty Corp.	8,230
874	Old Republic International Corp.	19,508
230	PartnerRe Ltd.	15,980
230	Philadelphia Consolidated Holding Co.*	10,559
460	Phoenix Cos., Inc. (The)	6,569
230	Platinum Underwriters Holdings Ltd.	7,348
1,104	Principal Financial Group, Inc.	67,223
138	ProAssurance Corp.*	7,107
2,944	Progressive Corp. (The)	67,506
276	Protective Life Corp.	12,257
1,978	Prudential Financial, Inc.	179,879
138	Reinsurance Group of America, Inc.	7,877
276	RenaissanceRe Holdings Ltd.	14,153
92	RLI Corp.	5,158
460	Safeco Corp.	30,691
276	Selective Insurance Group	6,745
230	Stancorp Financial Group, Inc.	11,086
414	Torchmark Corp.	26,463
92	Transatlantic Holdings, Inc.	6,081
2,852	Travelers Cos Inc. (The)	144,768
184	Unitrin, Inc.	8,420
1,426	Unum Group	30,531
46	White Mountains Insurance Group Ltd.	26,444
506	Willis Group Holdings Ltd.	20,088
736	WR Berkley Corp.	23,994
736	XL Capital Ltd., Class A	52,256
138	Zenith National Insurance Corp.	6,645
		2,857,305

See accompanying notes to schedules of portfolio investments.

	IT Services — 0.3%
276	Mastercard, Inc., Class A	29,582
368	MoneyGram International, Inc.	11,062
		40,644
	Real Estate Investment Trusts — 10.1%
138	Alexandria Real Estate Equities, Inc.	14,516
368	AMB Property Corp.	21,631
506	American Financial Realty Trust	5,617
184	American Home Mortgage Investment Corp.	5,032
828	Annaly Capital Management, Inc.	11,609
414	Apartment Investment & Management Co.	24,368
920	Archstone-Smith Trust	51,897
322	AvalonBay Communities, Inc.	44,294
276	BioMed Realty Trust, Inc.	7,714
460	Boston Properties, Inc.	55,246
368	Brandywine Realty Trust	13,119
230	BRE Properties, Inc.	15,261
230	Camden Property Trust	16,555
552	CapitalSource, Inc.	14,236
276	CBL & Associates Properties, Inc.	13,008
184	Colonial Properties Trust	8,455
184	Corporate Office Properties Trust SBI MD	9,388
184	Cousins Properties, Inc.	6,319
414	Crescent Real Estate Equities, Co.	8,234
460	Developers Diversified Realty Corp.	30,158
276	Douglas Emmett, Inc.	7,634
552	Duke Realty Corp.	24,321
92	Entertainment Properties Trust	6,026
230	Equity Inns, Inc.	3,565
92	Equity Lifestyle Properties, Inc.	5,175
1,196	Equity Residential	60,745
92	Essex Property Trust, Inc.	12,778
230	Federal Realty Investment Trust	20,813
276	FelCor Lodging Trust, Inc.	6,508
184	First Industrial Realty Trust, Inc.	8,547
276	Franklin Street Properties Corp.	5,299
598	Friedman Billings Ramsey Group, Inc., Class A	4,054
920	General Growth Properties, Inc.	58,356
782	Health Care Property Investments, Inc.	28,754
276	Health Care REIT, Inc.	12,368
184	Healthcare Realty Trust, Inc.	7,128
230	Highwoods Properties, Inc.	10,161
138	Home Properties, Inc.	8,084
322	Hospitality Properties Trust	14,835
2,162	Host Hotels & Resorts, Inc.	56,817
874	HRPT Properties Trust	11,292
276	IMPAC Mortgage Holdings, Inc.	1,816
506	iStar Financial, Inc.	24,212
138	Kilroy Realty Corp.	11,364
874	Kimco Realty Corp.	43,927
322	KKR Financial Corp.	8,897
184	LaSalle Hotel Properties	8,175
276	Lexington Realty Trust	5,672
368	Liberty Property Trust	18,860
276	Longview Fibre Co.	6,795
276	Macherich Co. (The)	25,834
276	Mack-Cali Realty Corp.	14,264
138	Maguire Properties, Inc.	5,390
92	Mid-America Apartment Communities, Inc.	5,081
230	Mills Corp. (The)	5,743
230	National Retail Properties, Inc.	5,561
368	Nationwide Health Properties, Inc.	12,173
230	New Century Financial Corp.	3,519
414	New Plan Excel Realty Trust	13,823
184	Newcastle Investment Corp.	5,428
138	Novastar Financial, Inc.	1,100
138	Pennsylvania Real Estate Investment Trust	5,956
736	Plum Creek Timber Co., Inc.	29,190
184	Post Properties, Inc.	8,854
138	Potlatch Corp.	6,238
1,012	Prologis	66,924
552	Public Storage, Inc.	55,901
322	Rayonier, Inc.	14,381

See accompanying notes to schedules of portfolio investments.

414	Realty Income Corp.	11,389
92	Redwood Trust, Inc.	4,968
276	Regency Centers Corp.	23,664
322	Senior Housing Properties Trust	7,709
920	Simon Property Group, Inc.	103,721
230	SL Green Realty Corp.	33,548
322	Strategic Hotels & Resorts, Inc.	6,772
230	Sunstone Hotel Investors, Inc.	6,518
230	Taubman Centers, Inc.	13,678
460	Thornburg Mortgage, Inc.	11,647
552	United Dominion Realty Trust, Inc.	18,023
414	Ventas, Inc.	18,974
552	Vornado Realty Trust	70,214
184	Washington Real Estate Investment Trust	7,356
322	Weingarten Realty Investors	15,920
		1,519,096
	Real Estate Management & Development — 0.8%
552	Brookfield Properties Corp.	24,564
828	CB Richard Ellis Group, Inc., Class A*	27,589
230	Forest City Enterprises, Inc., Class A	14,210
138	Jones Lang LaSalle, Inc.	14,607
874	Realogy Corp.*	25,853
322	St. Joe Co. (The)	17,916
		124,739
	Thrifts & Mortgage Finance — 6.1%
92	Anchor Bancorp Wisconsin, Inc.	2,601
368	Astoria Financial Corp.	10,403
2,576	Countrywide Financial Corp.	98,609
138	Dime Community Bancshares	1,735
368	Doral Financial Corp.*	798
92	Downey Financial Corp.	6,030
4,002	Fannie Mae	227,033
460	First Niagara Financial Group, Inc.	6,532
46	FirstFed Financial Corp.*	2,631
2,852	Freddie Mac	183,041
276	Fremont General Corp.	2,429
2,162	Hudson City Bancorp, Inc.	28,971
276	IndyMac Bancorp, Inc.	9,475
138	MAF Bancorp, Inc.	6,106
322	MGIC Investment Corp.	19,433
1,104	New York Community Bancorp, Inc.	18,481
414	NewAlliance Bancshares, Inc.	6,541
230	People’s Bank	10,210
92	PFF Bancorp, Inc.	2,909
322	PMI Group, Inc. (The)	15,092
230	Provident Financial Services, Inc.	4,039
322	Radian Group, Inc.	18,499
1,334	Sovereign Bancorp, Inc.	33,710
322	Trustco Bank Corp.	3,185
368	Washington Federal, Inc.	8,751
3,910	Washington Mutual, Inc.	168,443
230	Webster Financial Corp.	11,360
		907,047
	Total Common Stock (Cost $13,814,872)	13,465,429

Principal Amount
	Repurchase Agreements — 9.3%
$497,330	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $497,403 **	497,330

895,634	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $895,765 ***	895,634

	Total Repurchase Agreements
	(Cost $1,392,964)	1,392,964

	Total Investments
	(Cost $15,207,836) — 99.2%	14,858,393
	Other assets less liabilities — 0.8%	116,735
	Net Assets — 100.0%	$14,975,128

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $507,261. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $940,424. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,885
Aggregate gross unrealized depreciation	(425,345)
Net unrealized depreciation	$(349,460)

Federal income tax cost of investments	$15,207,853

Swap Agreements

Ultra Financials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 03/27/07	$16,460,323	$100,912

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) – 88.0%
	Biotechnology – 12.5%
180	Alexion Pharmaceuticals, Inc.*	$6,638
510	Alkermes, Inc.*	8,364
5,970	Amgen, Inc.*	383,632
600	Amylin Pharmaceuticals, Inc.*	23,346
390	Applera Corp.- Celera Group*	5,425
1,710	Biogen Idec, Inc.*	77,275
480	BioMarin Pharmaceuticals, Inc.*	8,174
1,890	Celgene Corp.*	100,737
300	Cephalon, Inc.*	21,324
270	Cubist Pharmaceuticals, Inc.*	5,408
270	CV Therapeutics, Inc.*	3,448
210	Enzon Pharmaceuticals, Inc.*	1,739
2,370	Genentech, Inc.*	199,957
1,320	Genzyme Corp.*	81,576
2,340	Gilead Sciences, Inc.*	167,451
660	Human Genome Sciences, Inc.*	7,260
300	ImClone Systems, Inc.*	8,643
390	Incyte Corp.*	2,500
120	InterMune, Inc.*	3,638
630	Medarex Inc.*	8,618
1,230	Medimmune, Inc.*	39,249
1,620	Millennium Pharmaceuticals, Inc.*	17,496
210	Myriad Genetics, Inc.*	7,027
300	Nabi Biopharmaceuticals*	1,590
180	Neurocrine Biosciences, Inc.*	2,270
210	Onyx Pharmaceuticals, Inc.*	5,513
300	OSI Pharmaceuticals, Inc.*	10,380
570	PDL BioPharma, Inc.*	10,881
330	Regeneron Pharmaceuticals, Inc.*	6,547
270	Savient Pharmaceuticals, Inc.*	3,656
270	Telik, Inc.*	1,566
240	Theravance, Inc.*	7,740
120	United Therapeutics Corp.*	6,744
630	Vertex Pharmaceuticals, Inc.*	19,335
		1,265,147
	Food Products – 0.1%
180	Delta & Pine Land Co.	7,369

	Health Care Equipment & Supplies – 14.6%
300	Advanced Medical Optics, Inc.*	11,562
390	Alcon, Inc.	48,602
360	American Medical Systems Holdings, Inc.*	7,322
150	Arthrocare Corp.*	5,453
270	Bausch & Lomb, Inc.	14,110
3,360	Baxter International, Inc.	168,034
330	Beckman Coulter, Inc.	21,173
1,170	Becton Dickinson & Co.	88,908
1,170	Biomet, Inc.	49,526
90	Biosite, Inc.*	4,781
6,930	Boston Scientific Corp.*	113,028
540	C.R. Bard, Inc.	43,092
240	Cooper Cos., Inc. (The)	11,014
90	Cyberonics, Inc.*	1,843
570	Cytyc Corp.*	17,271
450	Dade Behring Holdings, Inc.	18,432
60	Datascope Corp.	2,148
720	Dentsply International, Inc.	22,709
300	Edwards Lifesciences Corp.*	15,141
270	Gen-Probe, Inc.*	12,965
150	Haemonetics Corp.*	6,750
300	Hillenbrand Industries, Inc.	17,940
270	Hologic, Inc.*	14,863
810	Hospira, Inc.*	30,999
150	Idexx Laboratories, Inc.*	12,927
360	Immucor, Inc.*	10,706
180	Intuitive Surgical, Inc.*	19,998
150	Invacare Corp.	2,787

See accompanying notes to schedules of portfolio investments.

270	Kinetic Concepts, Inc.*	13,271
240	Kyphon, Inc.*	10,826
5,910	Medtronic, Inc.	297,628
210	Mentor Corp.	10,082
120	PolyMedica Corp.	4,968
390	Resmed, Inc.*	18,634
360	Respironics, Inc.*	14,749
1,800	St. Jude Medical, Inc.*	71,370
330	STERIS Corp.	8,547
1,440	Stryker Corp.	89,309
660	Varian Medical Systems, Inc.*	30,327
150	Viasys Healthcare, Inc.*	4,640
1,230	Zimmer Holdings, Inc.*	103,726
		1,472,161
	Health Care Providers & Services – 16.4%
2,670	Aetna, Inc.	118,201
270	AMERIGROUP Corp.*	8,932
210	Apria Healthcare Group, Inc.*	6,689
270	Brookdale Senior Living, Inc.	12,747
2,190	Caremark Rx, Inc.	134,882
210	Centene Corp.*	5,065
510	Cigna Corp.	72,675
480	Community Health Systems, Inc.*	17,880
810	Coventry Health Care, Inc.*	44,080
540	DaVita, Inc.*	29,457
570	Express Scripts, Inc.*	42,984
1,230	Health Management Associates, Inc., Class A	24,551
600	Health Net, Inc.*	32,082
420	Healthsouth Corp.*	10,063
180	Healthways, Inc.*	7,828
450	Henry Schein, Inc.*	23,476
840	Humana, Inc.*	50,266
630	Laboratory Corp. of America Holdings*	50,242
270	LifePoint Hospitals, Inc.*	9,882
480	Lincare Holdings, Inc.*	18,744
180	Magellan Health Services, Inc.*	7,526
390	Manor Care, Inc.	20,896
1,500	Medco Health Solutions, Inc.*	101,415
180	Odyssey HealthCare, Inc.*	2,444
210	Owens & Minor, Inc.	6,924
660	Patterson Cos., Inc.*	22,031
240	Pediatrix Medical Group, Inc.*	12,984
360	PSS World Medical, Inc.*	7,466
270	Psychiatric Solutions, Inc.*	10,789
780	Quest Diagnostics, Inc.	39,796
270	Sierra Health Services, Inc.*	10,033
210	Sunrise Senior Living, Inc.*	8,230
2,400	Tenet Healthcare Corp.*	16,392
450	Triad Hospitals, Inc.*	22,072
240	United Surgical Partners International, Inc.*	7,330
6,870	UnitedHealth Group, Inc.	358,614
270	Universal Health Services, Inc., Class B	15,622
180	WellCare Health Plans, Inc.*	14,780
3,180	WellPoint, Inc.*	252,460
		1,658,530
	Life Sciences Tools & Services – 3.0%
330	Affymetrix, Inc.*	8,491
930	Applera Corp.- Applied Biosystems Group	28,718
90	Bio-Rad Laboratories, Inc., Class A*	6,383
330	Charles River Laboratories International, Inc.*	15,130
330	Covance, Inc.*	20,348
150	Enzo Biochem, Inc.*	2,168
210	eResearch Technology, Inc.*	1,487
270	Illumina, Inc.*	9,069

See accompanying notes to schedules of portfolio investments.

240	Invitrogen Corp.*	15,180
270	Millipore Corp.*	19,310
90	Molecular Devices Corp.*	3,176
450	Nektar Therapeutics*	5,337
150	Parexel International Corp.*	5,101
510	Pharmaceutical Product Development, Inc.	16,213
180	Techne Corp.*	10,138
2,070	Thermo Fisher Scientific, Inc.*	93,709
150	Varian, Inc.*	8,164
180	Ventana Medical Systems, Inc.*	7,245
510	Waters Corp.*	27,673
		303,040
	Pharmaceuticals – 41.4%
7,860	Abbott Laboratories	429,313
120	Abraxis Bioscience, Inc.*	3,161
780	Allergan, Inc.	87,134
210	Alpharma, Inc., Class A	5,536
540	Barr Pharmaceuticals, Inc.*	28,620
9,990	Bristol-Myers Squibb Co.	263,636
4,950	Eli Lilly & Co.	260,568
690	Endo Pharmaceuticals Holdings, Inc.*	21,535
1,620	Forest Laboratories, Inc.*	83,851
14,820	Johnson & Johnson	934,401
1,230	King Pharmaceuticals, Inc.*	22,940
270	Medicines Co. (The)*	7,282
270	Medicis Pharmaceutical Corp., Class A	9,817
11,100	Merck & Co., Inc.	490,176
390	MGI Pharma, Inc.*	8,276
1,080	Mylan Laboratories, Inc.	22,864
120	Noven Pharmaceuticals, Inc.*	2,954
180	Par Pharmaceutical Cos., Inc.*	4,370
390	Perrigo Co.	6,513
36,810	Pfizer, Inc.	918,778
7,530	Schering-Plough Corp.	176,804
570	Sepracor, Inc.*	29,959
480	Valeant Pharmaceuticals International	8,606
510	Watson Pharmaceuticals, Inc.*	13,444
6,810	Wyeth	333,145
		4,173,683
	Total Common Stock (Cost $9,052,384)	8,879,930

Principal Amount
	Repurchase Agreements – 11.5%
$414,851	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $414,912 **	414,851

747,097	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $747,207 ***	747,097

	Total Repurchase Agreements (Cost $1,161,948)	1,161,948

	Total Investments (Cost $10,214,332) – 99.5%	10,041,878
	Other assets less liabilities – 0.5%	53,176
	Net Assets – 100.0%	$10,095,054

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $423,135. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $784,459. The investment in the repurchase agreement is through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,611
Aggregated gross unrealized depreciation	(288,065)
Net unrealized depreciation	$(172,454)

Federal income tax cost of investments	$10,214,332

Swap Agreements

Ultra Health Care had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 03/27/07	$11,326,997	$40,812

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) – 88.4%
	Aerospace & Defense – 14.8%
186	AAR Corp.*	$5,414
155	Alliant Techsystems, Inc.*	13,415
155	Armor Holdings, Inc.*	9,872
372	BE Aerospace, Inc.*	11,231
3,441	Boeing Co.	300,296
124	Ceradyne, Inc.*	6,398
217	Curtiss-Wright Corp.	7,591
186	DRS Technologies, Inc.	9,856
124	Esterline Technologies Corp.*	5,074
1,643	General Dynamics Corp.	125,624
620	Goodrich Corp.	30,411
434	Hexcel Corp.*	7,838
3,627	Honeywell International, Inc.	168,438
620	L-3 Communications Holdings, Inc.	54,002
1,643	Lockheed Martin Corp.	159,831
186	Moog, Inc., Class A*	7,088
1,550	Northrop Grumman Corp.	111,368
279	Orbital Sciences Corp.*	5,521
651	Precision Castparts Corp.	59,222
2,170	Raytheon Co.	116,204
806	Rockwell Collins, Inc.	52,777
310	Taser International, Inc.*	2,461
155	Teledyne Technologies, Inc.*	5,898
4,526	United Technologies Corp.	297,041
		1,572,871
	Air Freight & Logistics – 4.7%
837	CH Robinson Worldwide, Inc.	42,653
155	EGL, Inc.*	5,458
1,023	Expeditors International Washington, Inc.	45,881
1,395	FedEx Corp.	159,281
155	Forward Air Corp.	5,056
186	Pacer International, Inc.	5,028
3,224	United Parcel Service, Inc., Class B	226,293
403	UTi Worldwide, Inc.	12,146
		501,796
	Building Products – 1.4%
806	American Standard Cos., Inc.	42,710
93	ElkCorp	4,028
310	Lennox International, Inc.	10,639
1,922	Masco Corp.	57,372
93	NCI Building Systems, Inc.*	5,193
186	Simpson Manufacturing Co., Inc.	6,179
372	USG Corp.*	20,158
		146,279
	Commercial Services & Supplies – 4.1%
124	Administaff, Inc.	4,401
1,395	Allied Waste Industries, Inc.*	17,884
155	Bowne & Co., Inc.	2,407
217	Brady Corp., Class A	7,104
217	Brink’s Co. (The)	12,853
372	ChoicePoint, Inc.*	14,463
186	Corporate Executive Board Co.	14,473
279	Corrections Corp. of America*	14,608
248	Deluxe Corp.	7,656
186	FTI Consulting, Inc.*	6,244
124	John H. Harland Co.	6,262
248	Labor Ready, Inc.*	4,556
403	Manpower, Inc.	29,943
124	Mine Safety Appliances Co.	5,041
558	Monster Worldwide, Inc.*	27,822
248	Navigant Consulting, Inc.*	4,804
248	PHH Corp.*	7,016
1,054	R.R. Donnelley & Sons Co.	38,134
558	Republic Services, Inc.	23,475
217	Resources Connection, Inc.*	7,022
806	Robert Half International, Inc.	31,490
279	Spherion Corp.*	2,475

See accompanying notes to schedules of portfolio investments.

217	Stericycle, Inc.*	16,885
186	TeleTech Holdings, Inc.*	5,855
279	Tetra Tech, Inc.*	4,974
93	Viad Corp.	3,467
217	Waste Connections, Inc.*	9,596
2,604	Waste Management, Inc.	88,666
217	Watson Wyatt Worldwide, Inc., Class A	10,431
		430,007
	Communications Equipment – 0.2%
93	Anaren, Inc.*	1,550
93	Black Box Corp.	3,523
279	CommScope, Inc.*	10,733
558	Powerwave Technologies, Inc.*	2,969
		18,775
	Construction & Engineering – 1.4%
155	EMCOR Group, Inc.*	9,309
434	Fluor Corp.	36,660
341	Foster Wheeler Ltd.*	18,851
155	Granite Construction, Inc.	9,049
124	Insituform Technologies, Inc.*	3,142
279	Jacobs Engineering Group, Inc.*	25,205
496	Quanta Services, Inc.*	11,502
372	Shaw Group, Inc. (The)*	11,450
248	URS Corp.*	10,310
155	Washington Group International, Inc.*	9,086
		144,564
	Construction Materials – 1.1%
248	Eagle Materials, Inc.	11,487
248	Florida Rock Industries, Inc.	16,710
217	Martin Marietta Materials, Inc.	27,195
124	Texas Industries, Inc.	9,822
403	Vulcan Materials Co.	46,946
		112,160
	Containers & Packaging – 1.9%
155	Aptargroup, Inc.	10,199
496	Ball Corp.	22,965
496	Bemis, Inc.	16,432
806	Crown Holdings, Inc.*	18,409
682	Owens-Illinois, Inc.*	16,204
403	Packaging Corp. of America	9,874
651	Pactiv Corp.*	20,962
403	Sealed Air Corp.	25,969
1,240	Smurfit-Stone Container Corp.*	15,302
496	Sonoco Products Co.	18,362
527	Temple-Inland, Inc.	31,515
		206,193
	Diversified Telecommunication Services – 0.1%
372	NeuStar, Inc., Class A*	11,904

	Electrical Equipment – 3.7%
217	Acuity Brands, Inc.	12,022
527	Ametek, Inc.	18,023
217	Belden CDT, Inc.	10,062
496	Cooper Industries Ltd., Class A	45,503
3,906	Emerson Electric Co.	168,310
186	Energy Conversion Devices, Inc.*	5,599
248	FuelCell Energy, Inc.*	1,711
248	General Cable Corp.*	12,388
124	Genlyte Group, Inc.*	8,604
496	GrafTech International Ltd.*	3,918

See accompanying notes to schedules of portfolio investments.

248	Hubbell, Inc., Class B	11,978
372	Power-One, Inc.*	2,292
155	Regal-Beloit Corp.	7,012
744	Rockwell Automation, Inc.	46,195
434	Roper Industries, Inc.	23,054
279	Thomas & Betts Corp.*	14,179
		390,850
	Electronic Equipment & Instruments – 3.6%
372	Aeroflex, Inc.*	4,252
1,984	Agilent Technologies, Inc.*	62,933
434	Amphenol Corp., Class A	28,010
155	Anixter International, Inc.*	9,610
589	Arrow Electronics, Inc.*	22,571
713	Avnet, Inc.*	26,074
248	AVX Corp.	3,789
341	Benchmark Electronics, Inc.*	7,325
186	Checkpoint Systems, Inc.*	3,638
186	Cognex Corp.	4,079
155	Coherent, Inc.*	4,659
186	CTS Corp.	2,520
124	Electro Scientific Industries, Inc.*	2,668
2,790	Flextronics International Ltd.*	30,495
341	Flir Systems, Inc.*	11,853
124	Itron, Inc.*	8,013
899	Jabil Circuit, Inc.	24,021
434	Kemet Corp.*	3,385
93	Littelfuse, Inc.*	3,425
186	Methode Electronics, Inc.	2,011
186	Mettler-Toledo International, Inc.*	16,063
341	Molex, Inc.	10,002
372	Molex, Inc., Class A	9,750
248	National Instruments Corp.	6,654
186	Newport Corp.*	3,322
155	Orbotech Ltd.*	3,464
93	Park Electrochemical Corp.	2,600
217	Plexus Corp.*	3,559
2,573	Sanmina-SCI Corp.*	9,546
4,371	Solectron Corp.*	14,075
186	Technitrol, Inc.	4,090
403	Tektronix, Inc.	11,530
558	Trimble Navigation Ltd.*	14,765
837	Vishay Intertechnology, Inc.*	11,927
		386,678
	Health Care Equipment & Supplies – 0.1%
155	West Pharmaceutical Services, Inc.	7,015

	Health Care Technology – 0.4%
713	Emdeon Corp.*	10,652
961	IMS Health, Inc.	27,754
		38,406
	Household Durables – 0.6%
744	Fortune Brands, Inc.	59,818

	Industrial Conglomerates – 22.7%
3,286	3M Co.	243,427
155	Carlisle Cos., Inc.	13,507
50,437	General Electric Co.	1,761,260
527	McDermott International, Inc.*	25,401
186	Teleflex, Inc.	12,447
527	Textron, Inc.	48,637
9,827	Tyco International Ltd.	302,966
248	Walter Industries, Inc.	6,183
		2,413,828
	Internet & Catalog Retail – NM
93	Stamps.com, Inc.*	1,442

	IT Services – 7.3%
2,821	Accenture Ltd., Class A	100,710
310	Acxiom Corp.	6,622
558	Affiliated Computer Services, Inc., Class A*	28,999
310	Alliance Data Systems Corp.*	18,522
2,666	Automatic Data Processing, Inc.	132,740
899	BearingPoint, Inc.*	7,192
589	BISYS Group, Inc. (The)*	7,739

See accompanying notes to schedules of portfolio investments.

682	Ceridian Corp.*	22,247
372	Checkfree Corp.*	14,106
682	Convergys Corp.*	17,541
217	eFunds Corp.*	5,449
1,364	Fidelity National Information Services, Inc.	62,676
3,720	First Data Corp.	94,972
837	Fiserv, Inc.*	44,328
62	Forrester Research, Inc.*	1,663
372	Global Payments, Inc.	14,311
496	Hewitt Associates, Inc., Class A*	14,890
868	Iron Mountain, Inc.*	24,174
496	MPS Group, Inc.*	7,103
1,643	Paychex, Inc.	66,755
3,720	Western Union Co. (The)	80,612
		773,351
	Life Sciences Tools & Services – 0.2%
93	Dionex Corp.*	5,731
620	PerkinElmer, Inc.	14,694
		20,425
	Machinery – 12.2%
124	Actuant Corp., Class A	6,473
434	AGCO Corp.*	15,732
124	Albany International Corp.	4,241
93	Astec Industries, Inc.*	3,577
155	Bucyrus International, Inc.	7,897
3,193	Caterpillar, Inc.	205,693
248	Clarcor, Inc.	7,685
248	Crane Co.	9,446
217	Cummins, Inc.	29,226
1,178	Danaher Corp.	84,392
1,116	Deere & Co.	120,997
341	Donaldson Co., Inc.	12,228
992	Dover Corp.	47,408
744	Eaton Corp.	60,271
124	ESCO Technologies, Inc.*	5,405
279	Flowserve Corp.*	14,486
248	Gardner Denver, Inc.*	8,400
341	Graco, Inc.	13,814
186	Harsco Corp.	15,959
248	IDEX Corp.	12,898
2,356	Illinois Tool Works, Inc.	121,805
1,488	Ingersoll-Rand Co., Ltd., Class A	64,445
899	ITT Corp.	53,239
589	Joy Global, Inc.	26,116
124	Kaydon Corp.	5,378
186	Kennametal, Inc.	11,383
186	Lincoln Electric Holdings, Inc.	11,606
310	Manitowoc Co., Inc. (The)	18,197
186	Mueller Industries, Inc.	5,543
13	Mueller Water Products, Inc., Class A	194
390	Mueller Water Products, Inc., Class B	5,787
155	Nordson Corp.	7,561
341	Oshkosh Truck Corp.	18,295
1,209	Paccar, Inc.	84,013
589	Pall Corp.	20,368
589	Parker Hannifin Corp.	48,528
496	Pentair, Inc.	15,485
279	SPX Corp.	19,502
496	Terex Corp.*	32,657
403	Timken Co.	11,518
186	Toro Co.	9,774
372	Trinity Industries, Inc.	15,568
155	Wabash National Corp.	2,497
248	Wabtec Corp.	7,986
		1,303,673
	Marine – 0.3%
217	Alexander & Baldwin, Inc.	10,724
248	American Commercial Lines, Inc.*	8,960
248	Kirby Corp.*	9,062
		28,746
	Metals & Mining – 0.1%
186	Quanex Corp.	7,271

See accompanying notes to schedules of portfolio investments.

	Multi-Utilities – 0.2%
806	MDU Resources Group, Inc.	21,303

	Office Electronics – 0.1%
341	Zebra Technologies Corp.*	13,507

	Oil, Gas & Consumable Fuels – 0.4%
124	General Maritime Corp.	5,315
310	OMI Corp.	6,904
155	Overseas Shipholding Group	9,390
217	Teekay Shipping Corp.	10,761
124	World Fuel Services Corp.	5,592
		37,962
	Paper & Forest Products – 0.4%
527	Louisiana-Pacific Corp.	10,877
868	MeadWestvaco Corp.	26,431
		37,308
	Road & Rail – 5.1%
124	Arkansas Best Corp.	4,894
1,767	Burlington Northern Santa Fe Corp.	139,929
248	Con-way, Inc.	12,177
2,108	CSX Corp.	79,408
186	Genesee & Wyoming, Inc.*	4,829
527	JB Hunt Transport Services, Inc.	13,997
372	Kansas City Southern*	11,919
279	Landstar System, Inc.	12,469
1,922	Norfolk Southern Corp.	91,103
155	Old Dominion Freight Line*	4,822
310	Ryder System, Inc.	15,946
62	Saia, Inc.*	1,689
217	Swift Transportation Co., Inc.*	6,681
1,302	Union Pacific Corp.	128,416
279	Werner Enterprises, Inc.	5,379
279	YRC Worldwide, Inc.*	12,131
		545,789
	Semiconductors & Semiconductor Equipment – NM
124	Veeco Instruments, Inc.*	2,429

	Specialty Retail – 0.3%
558	Sherwin-Williams Co. (The)	37,135

	Trading Companies & Distributors – 1.0%
682	Fastenal Co.	24,054
217	GATX Corp.	10,017
93	Kaman Corp.	2,121
248	MSC Industrial Direct Co.	10,698
341	United Rentals, Inc.*	9,746
124	Watsco, Inc.	6,246
248	WESCO International, Inc.*	16,549
372	WW Grainger, Inc.	28,700
		108,131
	Total Common Stock (Cost $9,333,507)	9,379,616

Principal Amount
	Repurchase Agreements – 11.2%
$426,028	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $426,090 **	426,028

767,227	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $767,339 ***	767,227
	Total Repurchase Agreements (Cost $1,193,255)	1,193,255

	Total Investments – 99.6% (Cost $10,526,762)	10,572,871
	Other assets less liabilities – 0.4%	43,120
	Net Assets – 100.0%	$10,615,991

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $434,535. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $805,595. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,008
Aggregate gross unrealized depreciation	(147,902)
Net unrealized appreciation	$46,106

Federal income tax cost of investments	$10,526,765

Swap Agreements

Ultra Industrials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 03/27/07	$11,931,553	$24,197

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.2%
	Energy Equipment & Services — 19.8%
360	Atwood Oceanics, Inc.*	$18,216
4,260	Baker Hughes, Inc.	277,368
3,960	BJ Services Co.	106,088
300	Bristow Group, Inc.*	10,995
1,500	Cameron International Corp.*	85,035
360	Core Laboratories NV*	28,397
840	Diamond Offshore Drilling, Inc.	65,369
2,040	ENSCO International, Inc.	102,224
900	FMC Technologies, Inc.*	59,202
1,140	Global Industries Ltd.*	16,826
3,120	GlobalSantaFe Corp.	179,806
1,680	Grant Prideco, Inc.*	72,929
2,580	Grey Wolf, Inc.*	17,260
13,380	Halliburton Co.	413,174
1,140	Hanover Compressor Co.*	25,023
1,260	Helmerich & Payne, Inc.	34,272
240	Hydril*	22,836
960	Input/Output, Inc.*	13,027
420	Lone Star Technologies, Inc.*	19,963
3,960	Nabors Industries Ltd.*	118,642
2,340	National Oilwell Varco, Inc.*	162,958
1,200	Newpark Resources*	7,320
1,800	Noble Corp.	126,396
720	Oceaneering International, Inc.*	28,397
600	Oil States International, Inc.*	17,610
1,440	Parker Drilling Co.*	12,341
2,100	Patterson-UTI Energy, Inc.	46,809
2,160	Pride International, Inc.*	62,208
1,440	Rowan Cos., Inc.	44,107
15,720	Schlumberger Ltd.	987,216
300	SEACOR Holdings, Inc.*	29,040
2,820	Smith International, Inc.	115,620
1,080	Superior Energy Services*	33,102
960	Tetra Technologies, Inc.*	21,341
780	Tidewater, Inc.	40,537
780	Todco*	26,582
3,900	Transocean, Inc.*	299,052
600	Unit Corp.*	29,370
420	Universal Compression Holdings, Inc.*	28,119
420	W-H Energy Services, Inc.*	17,640
4,500	Weatherford International Ltd.*	180,675
		4,003,092

	Independent Power Producers & Energy Traders — 0.2%
5,340	Dynegy, Inc., Class A*	43,841

	Multi-Utilities — 0.2%
1,200	OGE Energy Corp.	46,332

	Oil, Gas & Consumable Fuels — 69.0%
6,120	Anadarko Petroleum Corp.	246,208
4,380	Apache Corp.	300,162
540	Berry Petroleum Co., Class A	16,351
660	Cabot Oil & Gas Corp.	44,590
660	Cheniere Energy, Inc.*	18,480
5,520	Chesapeake Energy Corp.	168,305
29,280	Chevron Corp.	2,008,901
1,080	Cimarex Energy Co.	37,703
600	Comstock Resources, Inc.*	16,110
20,520	ConocoPhillips	1,342,418
720	Delta Petroleum Corp.*	14,400
1,560	Denbury Resources, Inc.*	44,990
5,580	Devon Energy Corp.	366,662
9,420	El Paso Corp.	135,460
660	Encore Acquisition Co.*	16,018
3,240	EOG Resources, Inc.	219,478
77,700	Exxon Mobil Corp.	5,569,536
720	Forest Oil Corp.*	22,968
1,440	Frontier Oil Corp.	42,552
1,080	Helix Energy Solutions Group, Inc.*	36,256
3,360	Hess Corp.	178,248
600	Holly Corp.	33,282
360	Houston Exploration Co.*	18,871

See accompanying notes to schedule of portfolio investments.

1,440	Kinder Morgan, Inc.	152,294
4,680	Marathon Oil Corp.	424,663
1,080	Mariner Energy, Inc.*	19,980
2,340	Murphy Oil Corp.	121,259
1,740	Newfield Exploration Co.*	75,203
2,340	Noble Energy, Inc.	134,714
11,340	Occidental Petroleum Corp.	523,681
240	Penn Virginia Corp.	16,723
2,220	PetroHawk Energy Corp.*	26,573
1,620	Pioneer Natural Resources Co.	62,289
1,020	Plains Exploration & Production Co.*	46,543
720	Pogo Producing Co.	34,409
720	Quicksilver Resources, Inc.*	27,770
1,860	Range Resources Corp.	59,390
2,220	Southwestern Energy Co.*	86,580
720	St. Mary Land & Exploration Co.	25,927
360	Stone Energy Corp.*	11,052
1,620	Sunoco, Inc.	104,522
420	Swift Energy Co.*	16,313
900	Tesoro Corp.	82,026
2,040	Ultra Petroleum Corp.*	103,652
8,040	Valero Energy Corp.	463,506
480	Whiting Petroleum Corp.*	18,581
7,920	Williams Cos., Inc.	213,602
4,860	XTO Energy, Inc.	251,068
		14,000,269
	Total Common Stock (Cost $18,543,414)	18,093,534

Principal Amount
	Repurchase Agreements — 10.5%
$762,925	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $763,037 **	762,925

1,373,940	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $1,374,141 ***	1,373,940

	Total Repurchase Agreements (Cost $2,136,865)	2,136,865

	Total Investments (Cost $20,680,279) — 99.7%	20,230,399
	Other assets less liabilities — 0.3%	57,733
	Net Assets — 100.0%	$20,288,132

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $778,161. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $1,442,649. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,399
Aggregate gross unrealized depreciation	(600,279)
Net unrealized depreciation	$(449,880)

Federal income tax cost of investments	$20,680,279

Swap Agreements

Ultra Oil & Gas had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 03/27/07	$22,479,871	$13,448

See accompanying notes to schedule of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.6%
	Diversified REIT’s — 6.2%
2,080	Colonial Properties Trust	$95,576
4,420	Crescent Real Estate Equities Co.	87,914
4,095	Liberty Property Trust	209,869
6,045	Vornado Realty Trust	768,924
2,080	Washington Real Estate Investment Trust	83,158
		1,245,441
	Industrial REIT’s — 5.4%
4,095	AMB Property Corp.	240,704
2,015	First Industrial Realty Trust, Inc.	93,597
11,310	Prologis	747,930
		1,082,231
	Mortgage REIT’s — 5.5%
2,080	American Home Mortgage Investment Corp.	56,888
9,165	Annaly Capital Management, Inc.	128,494
5,980	CapitalSource, Inc.	154,224
6,890	Friedman Billings Ramsey Group, Inc., Class A	46,714
3,250	IMPAC Mortgage Holdings, Inc.	21,385
5,785	iStar Financial, Inc.	276,812
3,705	KKR Financial Corp.	102,369
2,340	New Century Financial Corp.	35,802
2,080	Newcastle Investment Corp.	61,360
1,690	Novastar Financial, Inc.	13,469
1,105	Redwood Trust, Inc.	59,670
5,200	Thornburg Mortgage, Inc.	131,664
		1,088,851
	Office REIT’s — 13.3%
1,300	Alexandria Real Estate Equities, Inc.	136,747
5,850	American Financial Realty Trust	64,935
2,990	BioMed Realty Trust, Inc.	83,571
5,330	Boston Properties, Inc.	640,133
4,160	Brandywine Realty Trust	148,304
1,950	Corporate Office Properties Trust SBI MD	99,489
1,820	Cousins Properties, Inc.	62,499
2,990	Douglas Emmett, Inc.	82,703
6,175	Duke Realty Corp.	272,071
2,925	Franklin Street Properties Corp.	56,160
2,535	Highwoods Properties, Inc.	111,996
9,620	HRPT Properties Trust	124,290
1,495	Kilroy Realty Corp.	123,113
2,990	Lexington Realty Trust	61,445
2,860	Mack-Cali Realty Corp.	147,805
1,690	Maguire Properties, Inc.	66,011
2,470	SL Green Realty Corp.	360,274
		2,641,546
	Real Estate Management & Development — 7.1%
6,240	Brookfield Properties Corp.	277,680
9,165	CB Richard Ellis Group, Inc., Class A*	305,378
2,665	Forest City Enterprises, Inc., Class A	164,644
1,690	Jones Lang LaSalle, Inc.	178,886
9,750	Realogy Corp.*	288,405
3,445	St. Joe Co. (The)	191,680
		1,406,673
	Residential REIT’s — 14.8%
4,420	Apartment Investment & Management Co.	260,161
10,010	Archstone-Smith Trust	564,664
3,380	AvalonBay Communities, Inc.	464,953
2,340	BRE Properties, Inc.	155,259
2,600	Camden Property Trust	187,148
975	Equity Lifestyle Properties, Inc.	54,844
13,325	Equity Residential	676,777
1,040	Essex Property Trust, Inc.	144,445
1,495	Home Properties, Inc.	87,577
1,105	Mid-America Apartment Communities, Inc.	61,029
1,950	Post Properties, Inc.	93,834
6,175	United Dominion Realty Trust, Inc.	201,614
		2,952,305

See accompanying notes to schedules of portfolio investments.

	Retail REIT’s — 22.0%
2,925	CBL & Associates Properties, Inc.	137,855
5,005	Developers Diversified Realty Corp.	328,128
2,535	Federal Realty Investment Trust	229,392
10,400	General Growth Properties, Inc.	659,672
9,945	Kimco Realty Corp.	499,836
3,250	Macherich Co. (The)	304,200
2,340	Mills Corp. (The)	58,430
2,730	National Retail Properties, Inc.	66,011
4,745	New Plan Excel Realty Trust	158,436
1,690	Pennsylvania Real Estate Investment Trust	72,940
4,550	Realty Income Corp.	125,170
3,120	Regency Centers Corp.	267,509
10,140	Simon Property Group, Inc.	1,143,184
2,405	Taubman Centers, Inc.	143,025
3,640	Weingarten Realty Investors	179,962
		4,373,750
	Specialized REIT’s — 17.3%
1,235	Entertainment Properties Trust	80,893
2,470	Equity Inns, Inc.	38,285
2,860	FelCor Lodging Trust, Inc.	67,439
8,905	Health Care Property Investors, Inc.	327,437
3,315	Health Care REIT, Inc.	148,545
2,210	Healthcare Realty Trust, Inc.	85,615
3,705	Hospitality Properties Trust	170,689
23,855	Host Hotels & Resorts, Inc.	626,909
1,820	LaSalle Hotel Properties	80,863
2,990	Longview Fibre Co.	73,614
3,900	Nationwide Health Properties, Inc.	129,012
8,125	Plum Creek Timber Co., Inc.	322,238
1,755	Potlatch Corp.	79,326
5,915	Public Storage, Inc.	599,012
3,510	Rayonier, Inc.	156,757
3,510	Senior Housing Properties Trust	84,029
3,445	Strategic Hotels & Resorts, Inc.	72,448
2,665	Sunstone Hotel Investors, Inc.	75,526
4,745	Ventas, Inc.	217,463
		3,436,100
	Total Common Stock (Cost $18,734,636)	18,226,897

Principal Amount

	Repurchase Agreements — 7.5%
$529,163	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $529,241 **	529,163

952,961	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $953,101 ***	952,961

	Total Repurchase Agreements (Cost $1,482,124)	1,482,124

	Total Investments (Cost $20,216,760) — 99.1%	19,709,021
	Other assets less liabilities — 0.9%	178,751
	Net Assets — 100.0%	$19,887,772

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $539,730. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $1,000,618. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,318
Aggregated gross unrealized depreciation	(661,321)
Net unrealized depreciation	$(504,003)

Federal income tax cost of investments	$20,213,024

Swap Agreements

Ultra Real Estate had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 03/27/07	$21,398,545	181,828

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.4%
	Communications Equipment — 0.4%
1,178	Interdigital Communications Corp.*	$40,900

	Computers & Peripherals — 2.4%
3,565	QLogic Corp.*	62,709
5,084	SanDisk Corp.*	185,159
		247,868
	Semiconductors & Semiconductor Equipment — 85.6%
589	Actel Corp.*	9,860
12,369	Advanced Micro Devices, Inc.*	186,277
3,813	Agere Systems, Inc.*	83,543
8,153	Altera Corp.*	172,110
2,325	Amkor Technology, Inc.*	26,807
7,688	Analog Devices, Inc.	278,690
31,093	Applied Materials, Inc.	577,397
6,665	Applied Micro Circuits Corp.*	25,793
1,116	Asyst Technologies, Inc.*	7,879
10,106	Atmel Corp.*	55,987
775	ATMI, Inc.*	25,761
2,263	Axcelis Technologies, Inc.*	16,475
10,478	Broadcom Corp., Class A*	357,195
1,705	Brooks Automation, Inc.*	26,479
558	Cabot Microelectronics Corp.*	18,263
1,767	Cirrus Logic, Inc.*	15,320
465	Cohu, Inc.	8,668
10,881	Conexant Systems, Inc.*	21,653
1,736	Cree, Inc.*	30,554
837	Cymer, Inc.*	34,786
3,255	Cypress Semiconductor Corp.*	61,845
651	DSP Group, Inc.*	13,404
2,666	Entegris, Inc.*	29,699
806	Exar Corp.*	10,841
2,728	Fairchild Semiconductor International, Inc.*	51,041
961	Formfactor, Inc.*	41,083
4,526	Integrated Device Technology, Inc.*	73,412
131,006	Intel Corp.	2,600,469
1,612	International Rectifier Corp.*	69,187
3,100	Intersil Corp., Class A	81,995
4,495	Kla-Tencor Corp.	232,571
1,271	Kulicke & Soffa Industries, Inc.*	12,074
3,193	Lam Research Corp.*	142,599
2,418	Lattice Semiconductor Corp.*	14,895
6,727	Linear Technology Corp.	223,269
8,990	LSI Logic Corp.*	91,159
1,395	LTX Corp.*	8,677
10,385	Marvell Technology Group Ltd.*	213,100
7,223	Maxim Integrated Products, Inc.	236,553
3,844	MEMC Electronic Materials, Inc.*	198,235
1,271	Micrel, Inc.*	14,820
4,805	Microchip Technology, Inc.	171,058
16,988	Micron Technology, Inc.*	201,478
1,612	Microsemi Corp.*	32,659
7,285	National Semiconductor Corp.	186,642
2,790	Novellus Systems, Inc.*	89,838
7,936	Nvidia Corp.*	246,016
1,240	Omnivision Technologies, Inc.*	16,070
868	Photronics, Inc.*	13,385
4,712	PMC-Sierra, Inc.*	31,806
2,170	Rambus, Inc.*	43,226
4,309	RF Micro Devices, Inc.*	34,386
1,643	Semtech Corp.*	23,544
1,829	Silicon Image, Inc.*	16,113
1,147	Silicon Laboratories, Inc.*	34,639
2,046	Silicon Storage Technology, Inc.*	10,844
1,085	Sirf Technology Holdings, Inc.*	31,020
3,596	Skyworks Solutions, Inc.*	23,734
4,278	Teradyne, Inc.*	68,961
1,054	Tessera Technologies, Inc.*	42,603

See accompanying notes to schedules of portfolio investments.

33,418	Texas Instruments, Inc.	1,034,621
1,271	Trident Microsystems, Inc.*	28,102
3,162	Triquint Semiconductor, Inc.*	15,810
496	Ultratech, Inc.*	6,567
1,240	Varian Semiconductor Equipment Associates, Inc.*	59,260
7,564	Xilinx, Inc.	193,790
1,116	Zoran Corp.*	18,380
		9,074,977
	Total Common Stock (Cost $9,351,291)	9,363,745

Principal Amount
	Repurchase Agreements — 11.7%
$444,128	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $444,193 **	444,128

799,823	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $799,940 ***	799,823

	Total Repurchase Agreements (Cost $1,243,951)	1,243,951

	Total Investments (Cost $10,595,242) — 100.1%	10,607,696
	Liabilities in excess of other assets — (0.1)%	(10,234)
	Net Assets — 100.0%	$10,597,462

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $452,997. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $839,821. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,689
Aggregate gross unrealized depreciation	(243,235)
Net unrealized appreciation	$12,454

Federal income tax cost of investments	$10,595,242

Swap Agreements

Ultra Semiconductors had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index, expiring 03/27/07	$11,907,815	$(19,996)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a)— 91.3%
	Commercial Services & Supplies — 0.7%
434	IKON Office Solutions, Inc.	$6,067
992	Pitney Bowes, Inc.	47,329
372	SAIC, Inc.*	6,707
124	United Stationers, Inc.*	6,820
		66,923
	Communications Equipment — 16.4%
1,767	3Com Corp.*	6,838
527	ADC Telecommunications, Inc.*	8,653
279	Adtran, Inc.	6,425
713	Andrew Corp.*	7,572
495	Arris Group, Inc.*	6,504
2,046	Avaya, Inc.*	25,125
186	Avocent Corp.*	5,920
186	C-COR, Inc.*	2,539
372	Ciena Corp.*	11,707
27,273	Cisco Systems, Inc.*	707,462
7,004	Corning, Inc.*	144,492
186	Dycom Industries, Inc.*	4,650
465	Extreme Networks*	2,051
186	F5 Networks, Inc.*	13,507
1,116	Finisar Corp.*	3,560
558	Foundry Networks, Inc.*	8,147
341	Harmonic, Inc.*	3,004
589	Harris Corp.	28,908
93	Harris Stratex Networks, Inc., Class A*	1,897
248	Interdigital Communications Corp.*	8,610
93	Inter-Tel, Inc.	2,152
961	JDS Uniphase Corp.*	15,578
2,541	Juniper Networks, Inc.*	48,050
10,817	Motorola, Inc.	200,331
558	MRV Communications, Inc.*	2,104
155	Packeteer, Inc.*	1,860
217	Plantronics, Inc.	4,440
403	Polycom, Inc.*	12,856
7,407	Qualcomm, Inc.	298,354
1,116	Sonus Networks, Inc.*	8,582
837	Sycamore Networks, Inc.*	3,206
310	Tekelec*	3,863
1,798	Tellabs, Inc.*	18,843
465	Utstarcom, Inc.*	4,297
		1,632,087
	Computers & Peripherals — 22.3%
527	Adaptec, Inc.*	1,923
3,812	Apple, Inc.*	322,533
1,736	Brocade Communications Systems, Inc.*	15,641
8,988	Dell, Inc.*	205,376
279	Diebold, Inc.	13,216
248	Electronics for Imaging*	5,659
9,856	EMC Corp.*	137,491
372	Emulex Corp.*	6,659
1,146	Gateway, Inc.*	2,372
12,273	Hewlett-Packard Co.	483,311
124	Hutchinson Technology, Inc.*	2,805
155	Imation Corp.	6,449
217	Intermec, Inc.*	4,861
6,756	International Business Machines Corp.	628,376
124	Komag, Inc.*	4,215
434	Lexmark International, Inc., Class A*	26,283
806	NCR Corp.*	37,237
1,674	Network Appliance, Inc.*	64,734
434	Palm, Inc.*	7,183
713	QLogic Corp.*	12,542
868	Quantum Corp.*	2,144
1,022	SanDisk Corp.*	37,221
2,603	Seagate Technology	70,021
15,682	Sun Microsystems, Inc.*	96,131
992	Western Digital Corp.*	19,017
		2,213,400

See accompanying notes to schedule of portfolio investments.

	Electronic Equipment & Instruments — 0.5%
124	Agilysis, Inc.	2,604
217	Brightpoint, Inc.*	2,619
279	CDW Corp.	17,320
650	Ingram Micro, Inc.*	12,630
217	Insight Enterprises, Inc.*	4,192
93	Radisys Corp.*	1,462
248	Tech Data Corp.*	9,246
		50,073
	Health Care Technology — 0.2%
279	Cerner Corp.*	14,538
155	Dendrite International, Inc.*	1,975
		16,513
	Internet Software & Services — 7.7%
712	Akamai Technologies, Inc.*	36,718
341	Ariba, Inc.*	3,175
186	Digital River, Inc.*	10,303
496	EarthLink, Inc.*	3,532
124	Equinix, Inc.*	10,251
992	Google, Inc., Class A*	445,854
124	Infospace, Inc.*	2,827
186	Interwoven, Inc.*	2,831
217	j2 Global Communications, Inc.*	5,217
434	Openwave Systems, Inc.*	3,541
465	RealNetworks, Inc.*	3,794
279	S1 Corp.*	1,445
93	SAVVIS, Inc.*	3,996
310	SonicWALL, Inc.*	2,703
279	United Online, Inc.	3,669
1,085	VeriSign, Inc.*	27,451
124	Vignette Corp.*	2,212
217	WebEx Communications, Inc.*	9,424
248	webMethods, Inc.*	1,684
217	Websense, Inc.*	4,939
5,703	Yahoo!, Inc.*	175,995
		761,561
	IT Services — 2.4%
124	CACI International, Inc., Class A*	5,766
248	Ciber, Inc.*	1,743
620	Cognizant Technology Solutions Corp., Class A*	55,924
775	Computer Sciences Corp.*	41,021
217	CSG Systems International, Inc.*	5,351
248	DST Systems, Inc.*	17,464
2,325	Electronic Data Systems Corp.	65,147
310	Gartner, Inc.*	6,560
217	Keane, Inc.*	2,977
372	Perot Systems Corp., Class A*	6,257
186	SRA International, Inc., Class A*	4,408
1,549	Unisys Corp.*	13,151
278	VeriFone Holdings, Inc.*	10,856
		236,625
	Office Electronics — 0.7%
4,338	Xerox Corp.*	74,917

	Semiconductors & Semiconductor Equipment — 18.2%
124	Actel Corp.*	2,076
2,449	Advanced Micro Devices, Inc.*	36,882
744	Agere Systems, Inc.*	16,301
1,612	Altera Corp.*	34,029
465	Amkor Technology, Inc.*	5,361
1,519	Analog Devices, Inc.	55,064
6,168	Applied Materials, Inc.	114,540
1,332	Applied Micro Circuits Corp.*	5,155
217	Asyst Technologies, Inc.*	1,532
2,014	Atmel Corp.*	11,158

See accompanying notes to schedule of portfolio investments.

155	ATMI, Inc.*	5,152
464	Axcelis Technologies, Inc.*	3,378
2,077	Broadcom Corp., Class A*	70,805
341	Brooks Automation, Inc.*	5,296
123	Cabot Microelectronics Corp.*	4,026
341	Cirrus Logic, Inc.*	2,956
93	Cohu, Inc.	1,734
2,169	Conexant Systems, Inc.*	4,316
341	Cree, Inc.*	6,002
155	Cymer, Inc.*	6,442
651	Cypress Semiconductor Corp.*	12,369
124	DSP Group, Inc.*	2,553
527	Entegris, Inc.*	5,871
155	Exar Corp.*	2,085
557	Fairchild Semiconductor International, Inc.*	10,421
186	Formfactor, Inc.*	7,951
899	Integrated Device Technology, Inc.*	14,582
26,064	Intel Corp.	517,370
310	International Rectifier Corp.*	13,305
620	Intersil Corp., Class A	16,399
899	Kla-Tencor Corp.	46,514
248	Kulicke & Soffa Industries, Inc.*	2,356
650	Lam Research Corp.*	29,029
465	Lattice Semiconductor Corp.*	2,864
1,333	Linear Technology Corp.	44,242
1,797	LSI Logic Corp.*	18,222
279	LTX Corp.*	1,735
2,076	Marvell Technology Group Ltd.*	42,600
1,426	Maxim Integrated Products, Inc.	46,701
774	MEMC Electronic Materials, Inc.*	39,915
248	Micrel, Inc.*	2,892
961	Microchip Technology, Inc.	34,212
3,378	Micron Technology, Inc.*	40,063
310	Microsemi Corp.*	6,281
1,456	National Semiconductor Corp.	37,303
558	Novellus Systems, Inc.*	17,968
1,581	Nvidia Corp.*	49,011
248	Omnivision Technologies, Inc.*	3,214
186	Photronics, Inc.*	2,868
930	PMC - Sierra, Inc.*	6,278
434	Rambus, Inc.*	8,645
867	RF Micro Devices, Inc.*	6,919
340	Semtech Corp.*	4,872
372	Silicon Image, Inc.*	3,277
217	Silicon Laboratories, Inc.*	6,553
403	Silicon Storage Technology, Inc.*	2,136
217	Sirf Technology Holdings, Inc.*	6,204
713	Skyworks Solutions, Inc.*	4,706
837	Teradyne, Inc.*	13,492
217	Tessera Technologies, Inc.*	8,771
6,633	Texas Instruments, Inc.	205,358
248	Trident Microsystems, Inc.*	5,483
620	Triquint Semiconductor, Inc.*	3,100
93	Ultratech, Inc.*	1,231
248	Varian Semiconductor Equipment Associates, Inc.*	11,852
1,518	Xilinx, Inc.	38,891
217	Zoran Corp.*	3,574
		1,804,443
	Software — 21.0%
2,603	Adobe Systems, Inc.*	102,168
93	Advent Software, Inc.*	3,367
248	Agile Software Corp.*	1,590
837	Amdocs Ltd.*	28,969
155	Ansys, Inc.*	7,908
1,023	Autodesk, Inc.*	42,096
1,736	BEA Systems, Inc.*	20,710
929	BMC Software, Inc.*	28,669
341	Borland Software Corp.*	1,770
1,890	CA, Inc.	49,234
1,240	Cadence Design Systems, Inc.*	24,726
775	Check Point Software Technologies*	17,499
806	Citrix Systems, Inc.*	25,953
1,581	Compuware Corp.*	14,466
279	Fair Isaac Corp.	10,889
248	Hyperion Solutions Corp.*	10,624
402	Informatica Corp.*	5,210
1,426	Intuit, Inc.*	42,081
372	Jack Henry & Associates, Inc.	8,727

See accompanying notes to schedule of portfolio investments.

124	JDA Software Group, Inc.*	1,843
155	Kronos, Inc.*	6,123
217	Macrovision Corp.*	5,353
713	McAfee, Inc.*	21,476
372	Mentor Graphics Corp.*	6,283
186	Micros Systems, Inc.*	10,371
39,206	Microsoft Corp.	1,104,433
1,519	Novell, Inc.*	10,056
620	Nuance Communications, Inc.*	8,736
18,038	Oracle Corp.*	296,364
496	Parametric Technology Corp.*	9,459
186	Progress Software Corp.*	5,217
248	Quest Software, Inc.*	4,047
867	Red Hat, Inc.*	19,464
341	Salesforce.com, Inc.*	14,752
403	Sybase, Inc.*	10,071
4,215	Symantec Corp.*	72,076
620	Synopsys, Inc.*	15,860
930	TIBCO Software, Inc.*	8,417
155	Transaction Systems Architects, Inc.*	5,472
372	Wind River Systems, Inc.*	3,869
		2,086,398
	Wireless Telecommunication Services — 1.2%
1,890	American Tower Corp., Class A*	73,219
1,023	Crown Castle International Corp.*	33,513
403	SBA Communications Corp., Class A*	10,869
		117,601
	Total Common Stock (Cost $9,302,088)	9,060,541

Principal Amount
	Repurchase Agreements — 8.3%
$292,954	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $292,997 **	292,954

527,576	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $527,653 ***	527,576

	Total Repurchase Agreements (Cost $820,530)	820,530

	Total Investments — 99.6% (Cost $10,122,618)	9,881,071
	Other assets less liabilities — 0.4%	43,356
	Net Assets — 100.0%	$9,924,427

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $298,804. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $553,960. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,680
Aggregate gross unrealized depreciation	(366,227)
Net unrealized depreciation	$(241,547)

Federal income tax cost of investments	$10,122,618

Swap Agreements

Ultra Technology had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 03/27/07	$10,848,571	$40,789

See accompanying notes to schedule of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.4%
	Chemicals — 0.3%
1,650	Nalco Holding Co.*	$39,435

	Electric Utilities — 40.6%
2,904	Allegheny Energy, Inc.*	137,185
429	Allete, Inc.	20,090
6,930	American Electric Power Co., Inc.	310,880
990	Cleco Corp.	25,938
1,980	DPL, Inc.	59,737
22,044	Duke Energy Corp.	434,046
1,551	Duquesne Light Holdings, Inc.	31,191
5,247	Edison International	246,189
825	El Paso Electric Co.*	19,420
3,630	Entergy Corp.	358,281
11,781	Exelon Corp.	776,721
5,610	FirstEnergy Corp.	351,018
6,534	FPL Group, Inc.	385,963
1,386	Great Plains Energy, Inc.	43,091
1,419	Hawaiian Electric Industries, Inc.	37,135
759	Idacorp, Inc.	26,443
2,706	Northeast Utilities	78,636
3,300	Pepco Holdings, Inc.	87,846
1,749	Pinnacle West Capital Corp.	82,938
6,666	PPL Corp.	253,441
4,422	Progress Energy, Inc.	216,059
5,412	Reliant Energy, Inc.*	91,517
3,894	Sierra Pacific Resources*	67,600
13,035	Southern Co.	466,653
627	Unisource Energy Corp.	23,770
1,518	Westar Energy, Inc.	40,789
		4,672,577
	Gas Utilities — 6.7%
1,353	AGL Resources, Inc.	55,108
1,419	Atmos Energy Corp.	44,727
1,155	Energen Corp.	55,994
2,013	Equitable Resources, Inc.	85,895
1,386	National Fuel Gas Co.	57,879
495	New Jersey Resources Corp.	24,448
759	Nicor, Inc.	35,324
495	Northwest Natural Gas Co.	21,914
1,815	Oneok, Inc.	75,613
1,254	Piedmont Natural Gas Co.	31,513
1,485	Questar Corp.	124,948
1,980	Southern Union Co.	58,014
726	Southwest Gas Corp.	26,949
1,848	UGI Corp.	48,251
858	WGL Holdings, Inc.	27,044
		773,621

	Independent Power Producers & Energy Traders — 11.7%
11,517	AES Corp. (The)*	245,542
3,135	Constellation Energy Group, Inc.	246,630
4,521	Mirant Corp.*	168,453
2,211	NRG Energy, Inc.*	146,457
8,118	TXU Corp.	537,006
		1,344,088

	Multi-Utilities — 28.1%
2,046	Alliant Energy Corp.	85,564
3,597	Ameren Corp.	187,871
6,567	Aquila, Inc.*	27,187
858	Avista Corp.	20,077
594	Black Hills Corp.	21,414
4,818	Centerpoint Energy, Inc.	85,953
3,894	CMS Energy Corp.	67,950
4,488	Consolidated Edison, Inc.	218,027
6,204	Dominion Resources, Inc.	530,628
3,135	DTE Energy Co.	145,150
2,574	Energy East Corp.	63,604
1,305	Integrys Energy Group, Inc.	72,713

See accompanying notes to schedules of portfolio investments.

3,069	KeySpan Corp.	125,952
4,752	NiSource, Inc.	113,050
627	NorthWestern Corp.	22,610
1,881	NSTAR	64,349
6,072	PG&E Corp.	281,862
1,122	PNM Resources, Inc.	34,288
4,422	Public Service Enterprise Group, Inc.	331,208
2,013	Puget Energy, Inc.	49,661
1,848	SCANA Corp.	77,117
4,026	Sempra Energy	241,761
3,663	TECO Energy, Inc.	61,429
1,320	Vectren Corp.	36,973
2,046	Wisconsin Energy Corp.	98,106
7,029	Xcel Energy, Inc.	166,095
		3,230,599

	Oil, Gas & Consumable Fuels — 2.5%
11,022	Spectra Energy Corp.	283,596

	Water Utilities — 0.5%
2,310	Aqua America, Inc.	52,645

	Total Common Stock (Cost $10,004,495)	10,396,561

Principal Amount
	Repurchase Agreements — 14.9%
$610,448	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $610,537 **	610,448

1,099,346	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $1,099,507 ***	1,099,346

	Total Repurchase Agreements (Cost $1,709,794)	1,709,794

	Total Investments (Cost $11,714,289) — 105.3%	12,106,355
	Liabilities in excess of other assets — (5.3)%	(612,858)
	Net Assets — 100.0%	$11,493,497

(a)	A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $622,638. The investment in the repurchase agreement is through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $1,154,322. The investment in the repurchase agreement is through participation in a pooled account.

As of February 28, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$428,527
Aggregate gross unrealized depreciation	(36,461)
Net unrealized appreciation	$392,066

Federal income tax cost of investments	$11,714,289

Swap Agreements

Ultra Utilities had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 03/27/07	$12,658,178	$766

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.3%
$35,206,462	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $32,211,622*	$35,206,462

63,402,732	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $63,412,025**	63,402,732

	Total Investments (Cost $98,609,194) †	98,609,194
	Other assets less liabilities — 5.7%	5,934,008
	Net Assets — 100.0%	$104,543,202

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $35,909,497. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $66,573,446. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100® Futures Contracts	229	March - 07	$8,081,410	$157,166

Cash collateral in the amount of $662,999 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 03/27/07	$(27,785,888)	$(73,566)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 03/27/07	(68,410,668)	(210,857)
		$(284,423)

See accompanying notes to schedule of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.3%
$27,589,524	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $27,593,568 *	$27,589,524

49,685,516	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $49,692,799 **	49,685,516

	Total Investments (Cost $77,275,040)†	77,275,040
	Liabilities in excess of other assets — (0.3)%	(220,433)
	Net Assets — 100.0%	$77,054,607

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $28,140,457. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $52,170,244. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	98	March - 07	$6,013,280	$129,018

Cash collateral in the amount of $177,686 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 03/27/07	$(14,230,502)	$(64,940)

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 03/27/07	(56,608,904)	(240,940)
		$(305,880)

See accompanying notes to schedule of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 97.0%
$49,450,252	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $49,457,500 *	$49,450,252

89,054,138	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $89,067,191 **	89,054,138

	Total Investments (Cost $138,504,390) †	138,504,390
	Other assets less liabilities — 3.0%	4,336,298
	Net Assets — 100.0%	$142,840,688

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $50,437,721. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $93,507,654. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	152	March - 07	$10,700,800	$211,280

Cash collateral in the amount of $444,293 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	$(49,252,595)	$(287,300)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	(82,175,867)	(469,579)
		$(756,879)

See accompanying notes to schedule of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) -- 101.0%
$35,044,834	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $35,049,971 *	$35,044,834

63,111,659	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $63,120,910 **	63,111,659

	Total Investments (Cost $98,156,493) †	98,156,493
	Liabilities in excess of other assets -- (1.0)%	(1,052,123)
	Net Assets -- 100.0%	$97,104,370

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $35,744,642. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $66,267,816. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	90	March - 07	$7,541,100	$21,983

Cash collateral in the amount of $264,958 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	$(27,359,534)	$(20,455)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	(62,256,913)	(46,652)
		$(67,107)

See accompanying notes to schedule of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.1%
$3,726,838	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,727,384*	$3,726,838

6,711,602	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,712,586**	6,711,602

	Total Investments (Cost $10,438,440) †	10,438,440
	Liabilities in excess of other assets — (0.1)%	(13,605)
	Net Assets — 100.0%	$10,424,835

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,801,259. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,047,242. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 03/27/07	$(10,454,430)	$(4,947)

See accompanying notes to schedule of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.7%
$3,721,634	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,722,179 *	$3,721,634

6,702,227	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,703,209 **	6,702,227

	Total Investments (Cost $10,423,861) †	10,423,861
	Other assets less liabilities — 0.3%	27,865
	Net Assets — 100.0%	$10,451,726

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,795,950. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,037,400. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000® Futures Contracts	17	March - 07	$1,347,420	$14,093

Cash collateral in the amount of $39,368 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

Short Russell2000 had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 03/27/07	$(9,108,418)	$(6,621)

See accompanying notes to schedule of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 104.0%
$436,254,379	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $436,318,323 *	$436,254,379

785,573,614	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $785,688,760 **	785,573,614

	Total Investments (Cost $1,221,827,993) †	1,221,827,993
	Liabilities in excess of other assets - (4.0%)	(47,122,888)
	Net Assets — 100.0%	$1,174,705,105

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $444,965,913. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $824,859,436. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100® Index Futures Contracts	3,492	March - 07	$123,232,680	$2,524,591

Cash collateral in the amount of $8,424,593 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 03/27/07	$(695,540,274)	$(2,143,783)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 03/27/07	(596,313,617)	(1,837,969)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 03/27/07	(929,023,961)	(2,948,135)
		$(6,929,887)

See accompanying notes to schedule of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 98.7%
$82,033,551	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $82,045,575 *	$82,033,551

147,732,860	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $147,754,514 **	147,732,860

	Total Investments (Cost $229,766.411) †	229,766,411
	Other assets less liabilities — 1.3%	3,000,802
	Net Assets — 100.0%	$232,767,213

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $83,671,673. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $155,120,846. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	353	March - 07	$21,660,080	$433,735

Cash collateral in the amount of $571,505 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

UltraShort Dow30SM had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 03/27/07	$(159,393,919)	$(678,415)

Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 03/27/07	$(283,075,654)	(1,204,752)
		$(1,883,167)

See accompanying notes to schedule of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.9%
$162,619,124	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $162,642,960 *	$162,619,124

292,858,080	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $292,901,006 **	292,858,080

	Total Investments (Cost $455,477,204) †	455,477,204
	Other assets less liabilities — 0.1%	584,875
	Net Assets — 100.0%	$456,062,079

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $165,866,454. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $307,503,646. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	547	March - 07	$38,508,800	$726,772

Cash collateral in the amount of $1,404,512 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	$(319,657,913)	$(1,826,626)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 03/27/07	(549,852,699)	(3,188,939)
		$(5,015,565)

See accompanying notes to schedule of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 93.2%
$43,640,509	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $43,646,906 *	$43,640,509

78,591,469	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $78,602,989 **	78,591,469

	Total Investments
	(Cost $122,231,978) †	122,231,978
	Other assets less liabilities — 6.8%	8,865,286
	Net Assets — 100.0%	$131,097,264

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $44,511,963. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $82,521,757. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Futures Contracts Sold
UltraShort MidCap400 had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	147	March - 07	$12,317,130	$159,064

Cash collateral in the amount of $390,797 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	$(57,512,339)	$(43,175)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 03/27/07	(192,312,588)	(132,461)
		$(175,636)

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.2%
$5,516,862	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $5,517,671 *	$5,516,862

9,935,224	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $9,936,680**	9,935,224

	Total Investments (Cost $15,452,086) †	15,452,086
	Liabilities in excess of other assets— (0.2)%	(25,900)
	Net Assets — 100.0%	$15,426,186

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $5,627,028. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $10,432,076. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 03/27/07	$(30,790,636)	$(14,640)

See accompaying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 71.3%
$9,207,187	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $9,208,537 *	$9,207,187

16,581,070	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $16,583,500 **	16,581,070

	Total Investments (Cost $25,788,257) †	25,788,257
	Other assets less liabilities — 28.7%	10,393,402
	Net Assets — 100.0%	$36,181,659

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $9,391,045. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $17,410,274. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000® Futures Contracts	34	March-07	$2,694,840	$57,683

Cash collateral in the amount of $100,951 was pledged to cover margin requirements for open futures contracts as of February 28, 2007.

Swap Agreements

UltraShort Russell2000 had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 03/27/07	$(69,718,854)	$(37,933)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.2%
$4,072,891	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,073,488 *	$4,072,891

7,334,800	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,335,875 **	7,334,800

	Total Investments (Cost $11,407,691) †	11,407,691
	Liabilities in excess of other assets — (1.2)%	(140,690)
	Net Assets — 100.0%	$11,267,001

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,154,222. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: 0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,701,607. The investment in the repurchase agreement is through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell1000 Value had the following swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Value Index, expiring 03/27/07	$(22,413,083)	$(140,110)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.0%
$4,069,199	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,069,795*	$4,069,199

7,328,152	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,329,226 **	7,328,152

	Total Investments
	(Cost $11,397,351) †	11,397,351
	Liabilities in excess of other assets — (1.0)%	(112,226)
	Net Assets — 100.0%	$11,285,125

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,150,457. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,694,626. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Russell1000 Growth had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 03/27/07	$(22,425,404)	$(111,652)

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.9%
$4,024,164	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,024,754 *	$4,024,164

7,247,049	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,248,111 **	7,247,049

	Total Investments
	(Cost $11,271,213) †	11,271,213
	Liabilities in excess of other assets — (0.9)%	(99,737)
	Net Assets — 100.0%	$11,171,476

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,104,522. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,609,467. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Russell MidCap Value had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 03/27/07	$(22,253,489)	$(99,149)

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.7%
$4,041,504	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,042,096 *	$ 4,041,504

7,278,277	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,279,344 **	7,278,277

	Total Investments
	(Cost $11,319,781) †	11,319,781
	Liabilities in excess of other assets - (0.7%)	(83,610)
	Net Assets — 100.0%	$11,236,171

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,122,209. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,642,257. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Russell MidCap Growth had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 03/27/07	$(22,408,231)	$(83,043)

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.4%
$4,082,500	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,083,098 *	$4,082,500

7,352,107	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,353,185 **	7,352,107

	Total Investments
	(Cost $11,434,607) †	11,434,607
	Liabilities in excess of other assets - (0.4%)	(49,791)
	Net Assets — 100.0%	$11,384,816

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,164,023. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,719,779. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Russell2000 Value had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 03/27/07	$(22,688,428)	$(49,225)

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.8%
$4,045,223	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $4,045,816 *	$4,045,223

7,284,975	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,286,043 **	7,284,975

	Total Investments
	(Cost $11,330,198) †	11,330,198
	Other assets less liabilities — 0.2%	18,023
	Net Assets — 100.0%	$11,348,221

(a) All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,126,002. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,649,290. The investment in the repurchase agreement is through participation in a pooled account.
† Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Russell2000 Growth had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 03/27/07	$(22,699,282)	$18,580

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$3,582,794	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,583,319 *	$3,582,794

6,452,194	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,453,140 **	6,452,194

	Total Investments
	(Cost $10,034,988) †	10,034,988
	Liabilities in excess of other assets - (1.3%)	(128,903)
	Net Assets — 100.0%	$9,906,085

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,654,338. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $6,774,862. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Basic Materials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 03/27/07	$ (19,631,990)	$ (122,892)

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$3,935,396	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,935,973 *	$3,935,396

7,087,191	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,088,230 **	7,087,191

	Total Investments
	(Cost $11,022,587) †	11,022,587
	Liabilities in excess of other assets - (2.0%)	(220,963)
	Net Assets — 100.0%	$10,801,624

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,013,982. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,441,614. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Consumer Goods had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 03/27/07	$(21,386,583)	$(214,706)

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.2%
$3,920,643	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,921,218 *	$3,920,643

7,060,622	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,061,657 **	7,060,622

	Total Investments
	(Cost $10,981,265) †	10,981,265
	Liabilities in excess of other assets — (1.2)%	(127,821)
	Net Assets — 100.0%	$10,853,444

(a) All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,998,934. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,413,717. The investment in the repurchase agreement is through participation in a pooled account.
† Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Consumer Services had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 03/27/07	$(21,530,155)	$(121,614)

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$5,990,253	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $5,991,131 *	$5,990,253

10,787,746	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $10,789,327 **	10,787,746

	Total Investments
	(Cost $16,777,999) †	16,777,999
	Liabilities in excess of other assets — (1.3)%	(216,812)
	Net Assets — 100.0%	$16,561,187

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $6,109,872. The investment in the repurchase agreement is through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $11,327,231. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements
UltraShort Financials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 03/27/07	$(32,886,447)	$(207,724)

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 100.8%
$3,942,608	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,943,186 *	$3,942,608

7,100,178	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,101,219 **	7,100,178

	Total Investments (Cost $11,042,786) †	11,042,786
	Liabilities in excess of other assets - (0.8%)	(86,380)
	Net Assets – 100.0%	$10,956,406

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,021,338. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,455,251. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 03/27/07	$(21,735,998)	$(80,063)

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 100.5%
$3,727,352	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,727,898 *	$3,727,352

6,712,526	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,713,509 **	6,712,526

	Total Investments (Cost $10,439,878) †	10,439,878
	Liabilities in excess of other assets – (0.5)%	(48,720)
	Net Assets – 100.0%	$10,391,158

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,801,783. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,048,213. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 03/27/07	$(20,725,466)	$(42,666)

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 100.2%
$7,752,663	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,753,799 *	$7,752,663

13,961,642	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $13,963,688 **	13,961,642

	Total Investments (Cost $21,714,305) †	21,714,305
	Liabilities in excess of other assets – (0.2)%	(38,472)
	Net Assets – 100.0%	$21,675,833

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $7,907,475. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $14,659,851. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 03/27/07	$(43,202,322)	$(26,245)

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 197.4%
$15,560,609	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $15,562,890 *	$15,560,609

28,022,843	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $28,026,950 **	28,022,843

	Total Investments (Cost $43,583,452) †	43,583,452
	Liabilities in excess of other assets – (97.4)%	(21,507,237)
	Net Assets – 100.0%	$22,076,215

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $15,871,338. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $29,424,240. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 03/27/07	$(43,843,016)	$(382,939)

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 99.7%
$3,685,871	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,686,411 *	$3,685,871

6,637,823	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,638,796 **	6,637,823

	Total Investments (Cost $10,323,694) †	10,323,694
	Other assets less liabilities – 0.3%	27,415
	Net Assets – 100.0%	$10,351,109

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,759,474. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $6,969,775. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorSM Index, expiring 03/27/07	$(20,654,983)	$33,586

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 100.8%
$3,990,787	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,991,372 *	$3,990,787

7,186,941	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $7,187,994 **	7,186,941

	Total Investments (Cost $11,177,728) †	11,177,728
	Liabilities in excess of other assets - (0.8%)	(90,199)
	Net Assets – 100.0%	$11,087,529

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $4,070,478. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $7,546,354. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Technology had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 03/27/07	$(22,023,983)	$(83,878)

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) – 100.1%
$3,426,911	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, total to be received $3,427,413 *	$3,426,911

6,171,468	UBS Warburg LLC, 5.35%, dated 02/28/07, due 03/01/07, total to be received $6,172,373 **	6,171,468

	Total Investments (Cost $9,598,379) †	9,598,379
	Liabilities in excess of other assets – (0.1)%	(7,472)
	Net Assets – 100.0%	$9,590,907

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp.: 3.50% to 6.50%, due 08/15/16 to 11/15/36; Federal National Mortgage
Association: 5.00% to 5.82%, due 09/25/17 to 07/01/35; which had a total value $3,495,343. The investment in the repurchase agreement is through participation in a pooled account.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows:

0.00% to 6.24%, due 04/25/16 to 12/05/51; which had a total value of $6,480,096. The investment in the repurchase agreement is through participation in a pooled account.
†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreement as of February 28, 2007:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 03/27/07	$(19,143,375)	$(1,425)

Notes to Schedules of Portfolio Investments

February 28, 2007

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

American Depositary Receipts

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular Fund.

2. Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

3. Concentration Risk

Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 26, 2007

By:
/s/ Simon Collier
Simon Collier
Treasurer
April 26, 2007